UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2012
Date of reporting period:	September 30, 2012

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Asset Allocation Account
September 30, 2012 (unaudited)

COMMON STOCKS - 39.55%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.11%				Banks (continued)
Interpublic Group of Cos Inc/The	898	$10		Commerzbank AG (a)	474		$1
JCDecaux SA	62	1		Credit Agricole SA (a)	1,106		8
Omnicom Group Inc	398	20		Credit Suisse Group AG (a)	1,490		32
Publicis Groupe SA	83	5		Danske Bank A/S (a)	371		7
WPP PLC	2,186	30		Deutsche Bank AG	738		29
		$66		DNB ASA	662		8
				Erste Group Bank AG (a)	156		3
Aerospace & Defense - 0.59%				Fifth Third Bancorp	1,593		25
Boeing Co/The	1,071	74		Goldman Sachs Group Inc/The	1,266		144
Exelis Inc	345	4		Hang Seng Bank Ltd	3,200		49
General Dynamics Corp	455	30		HSBC Holdings PLC	9,798		91
L-3 Communications Holdings Inc	208	15		Huntington Bancshares Inc/OH	1,725		12
Lockheed Martin Corp	281	26		Intesa Sanpaolo SpA	9,953		15
Northrop Grumman Corp	281	19		JP Morgan Chase & Co	6,318		256
Raytheon Co	264	15		Julius Baer Group Ltd (a)	178		6
United Technologies Corp	1,989	156		KBC Groep NV	80		2
		$339		KeyCorp	1,798		16
Agriculture - 0.57%				Lloyds Banking Group PLC (a)	29,737		19
Altria Group Inc	1,609	54		M&T Bank Corp	251		24
Archer-Daniels-Midland Co	100	2		National Bank of Greece SA (a)	432		1
Lorillard Inc	198	23		Nordea Bank AB	2,567		25
Philip Morris International Inc	2,432	219		Northern Trust Corp	208		10
Reynolds American Inc	788	34		PNC Financial Services Group Inc	815		51
		$332		Regions Financial Corp	2,150		15
				Royal Bank of Scotland Group PLC (a)	1,193		5
Airlines - 0.02%				Skandinaviska Enskilda Banken AB	1,124		9
Southwest Airlines Co	1,200	11		Societe Generale SA (a)	705		20
				Standard Chartered PLC	1,312		30
Apparel - 0.18%				State Street Corp	832		35
Adidas AG	144	12		SunTrust Banks Inc	910		26
Burberry Group PLC	297	5		Svenska Handelsbanken AB	544		20
Christian Dior SA	49	6		Swedbank AB	598		11
Coach Inc	319	18		UBS AG	4,022		49
				UniCredit SpA (a)	1,555		6
Nike Inc	409	39
Ralph Lauren Corp	77	12		Unione di Banche Italiane SCPA	510		2
VF Corp	63	10		US Bancorp	2,571		88
		$102		Wells Fargo & Co	8,143		281
				Zions Bancorporation	295		6
Automobile Manufacturers - 0.16%							$2,099
Bayerische Motoren Werke AG	313	23
Daimler AG	618	30		Beverages - 0.84%
Fiat SpA (a)	729	4		Beam Inc	125		7
Ford Motor Co	734	7		Brown-Forman Corp	171		11
PACCAR Inc	382	15		Coca-Cola Co/The	6,924		263
Peugeot SA (a)	142	1		Coca-Cola Enterprises Inc	571		18
				Constellation Brands Inc (a)	362		12
Renault SA	178	8
Volkswagen AG	27	5		Molson Coors Brewing Co	389		17
		$93		PepsiCo Inc	2,185		155
							$483
Automobile Parts & Equipment - 0.05%
Cie Generale des Etablissements Michelin	205	16		Biotechnology - 0.65%
Continental AG	75	7		Amgen Inc	1,677		141
				Biogen Idec Inc (a)	740		111
Nokian Renkaat OYJ	112	5		Celgene Corp (a)	105		8
		$28		Gilead Sciences Inc (a)	1,467		97
Banks - 3.63%				Life Technologies Corp (a)	262		13
Banco Bilbao Vizcaya Argentaria SA	3,414	27		Novozymes A/S	205		6
Banco de Sabadell SA (a)	1,212	3					$376
Banco Popolare SC (a)	1,435	2
Banco Popular Espanol SA	793	2		Building Materials - 0.15%
Banco Santander SA	6,591	49		Eagle Materials Inc	200		9
				Fortune Brands Home & Security Inc (a)	125		3
Bank of America Corp	16,327	144		Holcim Ltd (a)	188		12
Bank of East Asia Ltd	4,480	17
Bank of New York Mellon Corp/The	2,532	57		Lafarge SA	82		5
				Louisiana-Pacific Corp (a)	700		9
Barclays PLC	10,171	35
BB&T Corp	1,252	42		Masco Corp	1,800		27
				Owens Corning Inc (a)	600		20
BNP Paribas SA	817	39
BOC Hong Kong Holdings Ltd	10,000	32					$85
Capital One Financial Corp	860	49		Chemicals - 0.91%
Citigroup Inc	4,667	153		Air Liquide SA	249		31
Comerica Inc	365	11		Air Products & Chemicals Inc	158		13

See accompanying notes

Schedule of Investments
Asset Allocation Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Chemicals (continued)				Cosmetics & Personal Care (continued)
Airgas Inc	90	$7		Estee Lauder Cos Inc/The	96		$6
Akzo Nobel NV	95	5		Procter & Gamble Co/The	4,814		334
BASF SE	844	71					$405
CF Industries Holdings Inc	147	33
Dow Chemical Co/The	359	10		Distribution & Wholesale - 0.09%
Ecolab Inc	333	22		Genuine Parts Co	350		21
EI du Pont de Nemours & Co	1,062	53		Li & Fung Ltd	12,000		19
FMC Corp	251	14		Watsco Inc	200		15
Georgia Gulf Corp	200	7					$55
Givaudan SA (a)	8	8		Diversified Financial Services - 0.70%
International Flavors & Fragrances Inc	127	8		American Express Co	1,068		61
Johnson Matthey PLC	192	8		BlackRock Inc	43		8
K+S AG	126	6		Charles Schwab Corp/The	456		6
Koninklijke DSM NV	426	21		CME Group Inc	483		28
Lanxess AG	79	7		Deutsche Boerse AG	142		8
Linde AG	141	24		Discover Financial Services	1,265		50
Lonza Group AG (a)	39	2		E*Trade Financial Corp (a)	72		1
Monsanto Co	425	39		Federated Investors Inc	182		4
Mosaic Co/The	72	4		Franklin Resources Inc	223		28
PPG Industries Inc	149	17		Hong Kong Exchanges and Clearing Ltd	2,821		42
Praxair Inc	432	45		Janus Capital Group Inc	274		2
Sherwin-Williams Co/The	26	4		Legg Mason Inc	386		9
Sigma-Aldrich Corp	90	6		NASDAQ OMX Group Inc/The	339		8
Solvay SA	16	2		NYSE Euronext	390		10
Syngenta AG	142	53		Old Mutual PLC	4,084		11
Yara International ASA	154	8		SLM Corp	1,077		17
		$528		T Rowe Price Group Inc	206		13
Coal - 0.04%				Visa Inc	734		98
Consol Energy Inc	409	12					$404
Peabody Energy Corp	429	10		Electric - 1.48%
		$22		AES Corp/The	951		10
Commercial Services - 0.38%				Ameren Corp	796		26
Automatic Data Processing Inc	1,070	63		American Electric Power Co Inc	616		27
Equifax Inc	178	8		CLP Holdings Ltd	5,000		42
Iron Mountain Inc	298	10		Consolidated Edison Inc	397		24
Mastercard Inc	163	74		Dominion Resources Inc/VA	1,078		57
Moody's Corp	234	10		DTE Energy Co	397		24
Robert Half International Inc	235	6		Duke Energy Corp	967		63
RR Donnelley & Sons Co	699	8		E.ON AG	1,513		36
SGS SA	5	10		Edison International	393		18
Sodexo	105	8		EDP - Energias de Portugal SA	1,725		5
Western Union Co/The	1,140	21		Electricite de France SA	238		5
		$218		Enel SpA	6,358		23
				Entergy Corp	397		27
Computers - 2.55%				Exelon Corp	1,136		40
Accenture PLC - Class A	114	8		FirstEnergy Corp	551		24
Apple Inc	1,329	887		Fortum OYJ	445		8
AtoS	31	2		GDF Suez	968		22
Cap Gemini SA	264	11		Iberdrola SA	3,638		16
Cognizant Technology Solutions Corp (a)	538	38		NextEra Energy Inc	526		37
Dell Inc	2,431	24		Northeast Utilities	548		21
EMC Corp/MA (a)	3,214	88		NRG Energy Inc	706		15
Hewlett-Packard Co	2,984	51		Pepco Holdings Inc	264		5
International Business Machines Corp	1,458	302		PG&E Corp	393		17
Lexmark International Inc	176	4		Pinnacle West Capital Corp	175		9
NetApp Inc (a)	654	22		Power Assets Holdings Ltd	4,000		34
SanDisk Corp (a)	346	15		PPL Corp	483		14
Teradata Corp (a)	310	23		Public Service Enterprise Group Inc	641		21
		$1,475		Red Electrica Corp SA	122		6
				RWE AG	505		23
Consumer Products - 0.21%				SCANA Corp	175		8
ACCO Brands Corp (a)	32	—
				Southern Co/The	1,553		72
Avery Dennison Corp	178	6		SSE PLC	714		16
Clorox Co/The	624	45		Terna Rete Elettrica Nazionale SpA	1,084		4
Husqvarna AB	321	1		Verbund AG	70		1
Kimberly-Clark Corp	801	69		Wisconsin Energy Corp	799		30
		$121		Xcel Energy Inc	887		25
Cosmetics & Personal Care - 0.70%							$855
Avon Products Inc	418	7
Colgate-Palmolive Co	543	58

See accompanying notes

Schedule of Investments
Asset Allocation Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electrical Components & Equipment - 0.10%				Hand & Machine Tools - 0.04%
Emerson Electric Co	1,150	$55		Stanley Black & Decker Inc	303		$23
Molex Inc	189	5
		$60		Healthcare - Products - 0.61%
Electronics - 0.32%				Baxter International Inc	604		36
Agilent Technologies Inc	445	17		Becton Dickinson and Co	328		26
Amphenol Corp	280	16		Boston Scientific Corp (a)	2,092		12
Honeywell International Inc	1,517	91		CareFusion Corp (a)	336		10
Jabil Circuit Inc	351	7		Cie Generale d'Optique Essilor International	219		20
Thermo Fisher Scientific Inc	630	37		SA
Tyco International Ltd	361	20		CR Bard Inc	203		21
		$188		Fresenius SE & Co KGaA	109		13
				Intuitive Surgical Inc (a)	73		36
Engineering & Construction - 0.06%				Luxottica Group SpA	93		3
ABB Ltd (a)	1,090	21
				Medtronic Inc	1,269		55
Aker Solutions ASA	118	2		Patterson Cos Inc	254		9
Engility Holdings Inc (a)	39	1		QIAGEN NV (a)	233		4
Jacobs Engineering Group Inc (a)	250	10
				Smith & Nephew PLC	1,226		13
Kvaerner ASA	118	—		Sonova Holding AG (a)	65		7
		$34		St Jude Medical Inc	637		27
Environmental Control - 0.09%				Stryker Corp	389		22
				Varian Medical Systems Inc (a)	305		18
Republic Services Inc	495	14
Stericycle Inc (a)	91	8		Zimmer Holdings Inc	308		21
Waste Management Inc	978	31					$353
		$53		Healthcare - Services - 0.37%
Food - 0.97%				Aetna Inc	369		15
Campbell Soup Co	329	11		Cigna Corp	494		23
Carrefour SA	397	8		Coventry Health Care Inc	200		8
				DaVita Inc (a)	203		21
Delhaize Group SA	96	4
Distribuidora Internacional de Alimentacion	397	2		Fresenius Medical Care AG & Co KGaA	201		15
SA				Humana Inc	180		13
				Laboratory Corp of America Holdings (a)	305		28
General Mills Inc	1,421	56
Hillshire Brands Co	173	5		Quest Diagnostics Inc	229		14
				Tenet Healthcare Corp (a)	1,525		10
HJ Heinz Co	709	40
Kellogg Co	575	30		UnitedHealth Group Inc	754		42
Koninklijke Ahold NV	1,195	15		WellPoint Inc	393		23
Kraft Foods Inc	1,540	64					$212
Kroger Co/The	1,075	25		Holding Companies - Diversified - 0.25%
Nestle SA	1,620	102		Groupe Bruxelles Lambert SA	197		15
Safeway Inc	950	15		Hutchison Whampoa Ltd	6,000		58
SUPERVALU Inc	600	1		LVMH Moet Hennessy Louis Vuitton SA	167		25
Sysco Corp	695	22		Swire Pacific Ltd	2,000		24
TESCO PLC	5,941	32		Wharf Holdings Ltd	3,300		23
Tyson Foods Inc	881	14					$145
Whole Foods Market Inc	1,057	103
WM Morrison Supermarkets PLC	2,530	12		Home Builders - 1.11%
		$561		DR Horton Inc	5,658		117
				KB Home	1,400		20
Food Service - 0.03%				Lennar Corp	3,278		114
Compass Group PLC	1,645	18		MDC Holdings Inc	800		31
				Meritage Homes Corp (a)	600		23
Forest Products & Paper - 0.05%				NVR Inc (a)	100		84
Deltic Timber Corp	100	6		Pulte Group Inc (a)	6,500		101
International Paper Co	211	8		Ryland Group Inc/The	700		21
MeadWestvaco Corp	98	3		Standard Pacific Corp (a)	5,900		40
Stora Enso OYJ	107	1		Toll Brothers Inc (a)	2,700		89
Svenska Cellulosa AB	200	4					$640
UPM-Kymmene OYJ	480	5		Home Furnishings - 0.03%
		$27		Electrolux AB	200		5
Gas - 0.24%				Harman International Industries Inc	108		5
CenterPoint Energy Inc	883	19		Whirlpool Corp	64		5
Centrica PLC	4,484	24					$15
Enagas SA	173	3		Housewares - 0.01%
Hong Kong & China Gas Co Ltd	12,100	31		Newell Rubbermaid Inc	260		5
National Grid PLC	2,219	24
NiSource Inc	397	10
Sempra Energy	387	25		Insurance - 1.33%
Snam SpA	1,089	5		ACE Ltd	361		27
		$141		Admiral Group PLC	254		4
				Aegon NV	1,388		7

See accompanying notes

Schedule of Investments
Asset Allocation Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)				Machinery - Construction & Mining - 0.21%
Aflac Inc	352	$17		Caterpillar Inc	1,433		$123
Ageas	190	5
AIA Group Ltd	18,400	68
Allianz SE	285	34		Machinery - Diversified - 0.10%
Allstate Corp/The	482	19		Cummins Inc	166		15
American International Group Inc (a)	200	7		Deere & Co	363		30
Aon PLC	355	19		Hexagon AB	200		4
Assicurazioni Generali SpA	1,940	28		Xylem Inc/NY	345		9
Aviva PLC	2,675	14					$58
AXA SA	1,380	21		Media - 1.40%
Berkshire Hathaway Inc - Class B (a)	1,243	110		AMC Networks Inc (a)	108		5
Chubb Corp/The	355	27		British Sky Broadcasting Group PLC	740		9
Genworth Financial Inc (a)	600	3		Cablevision Systems Corp	435		7
Hartford Financial Services Group Inc	520	10		CBS Corp	1,033		38
ING Groep NV (a)	3,371	27		Comcast Corp - Class A	4,696		168
Legal & General Group PLC	4,570	10		DIRECTV (a)	1,499		79
Lincoln National Corp	380	9		Discovery Communications Inc - A Shares (a)	418		25
Loews Corp	367	15		Gannett Co Inc	285		5
Marsh & McLennan Cos Inc	482	16		ITV PLC	2,467		3
MetLife Inc	854	29		McGraw-Hill Cos Inc/The	357		19
Muenchener Rueckversicherungs AG	164	26		Modern Times Group AB	37		2
Progressive Corp/The	788	16		News Corp - Class A	3,318		81
Prudential Financial Inc	442	24		Reed Elsevier NV	966		13
Prudential PLC	2,121	28		Reed Elsevier PLC	1,680		16
Resolution Ltd	1,236	4		Scripps Networks Interactive Inc	229		14
RSA Insurance Group PLC	3,229	6		Societe Television Francaise 1	90		1
Sampo OYJ	659	20		Time Warner Cable Inc	540		51
Standard Life PLC	2,117	9		Time Warner Inc	1,600		72
Swiss Re AG (a)	300	19		Viacom Inc	1,101		59
Travelers Cos Inc/The	391	27		Walt Disney Co/The	2,696		141
Unum Group	447	9					$808
XL Group PLC	427	10
Zurich Insurance Group AG (a)	177	44		Metal Fabrication & Hardware - 0.11%
		$768		Precision Castparts Corp	329		54
				Tenaris SA	402		8
Internet - 1.04%							$62
Amazon.com Inc (a)	407	104
eBay Inc (a)	1,638	79		Mining - 0.51%
Expedia Inc	164	9		Alcoa Inc	522		5
Google Inc (a)	404	305		Anglo American PLC	951		28
priceline.com Inc (a)	79	49		Antofagasta PLC	255		5
Symantec Corp (a)	1,401	25		BHP Billiton PLC	1,585		50
TripAdvisor Inc (a)	164	5		Freeport-McMoRan Copper & Gold Inc	1,465		58
Yahoo! Inc (a)	1,729	28		Kazakhmys PLC	218		2
		$604		Lonmin PLC	147		1
				Newmont Mining Corp	770		43
Investment Companies - 0.02%				Norsk Hydro ASA	956		4
Investor AB	536	12		Randgold Resources Ltd	82		10
				Rio Tinto PLC	1,038		49
Iron & Steel - 0.06%				Umicore SA	116		6
Allegheny Technologies Inc	33	1		Vedanta Resources PLC	123		2
ArcelorMittal	796	11		Vulcan Materials Co	65		3
Cliffs Natural Resources Inc	249	10		Xstrata PLC	1,994		31
Nucor Corp	157	6					$297
Salzgitter AG	14	1		Miscellaneous Manufacturing - 0.73%
ThyssenKrupp AG	137	3		3M Co	838		77
United States Steel Corp	54	1		Danaher Corp	1,098		61
Voestalpine AG	96	3		Eaton Corp	424		20
		$36		General Electric Co	9,253		210
Leisure Products & Services - 0.02%				Illinois Tool Works Inc	648		39
Carnival PLC	241	9		ITT Corp	172		3
				Leggett & Platt Inc	127		3
				Textron Inc	382		10
Lodging - 0.13%							$423
Accor SA	203	7
InterContinental Hotels Group PLC	357	9		Office & Business Equipment - 0.04%
Sands China Ltd	7,600	28		Pitney Bowes Inc	689		9
Starwood Hotels & Resorts Worldwide Inc	384	22		Xerox Corp	1,871		14
Whitbread PLC	250	9					$23
Wynn Resorts Ltd	21	3
		$78

See accompanying notes

Schedule of Investments
Asset Allocation Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas - 3.29%				Pharmaceuticals (continued)
Anadarko Petroleum Corp	728	$51		Eli Lilly & Co	1,136		$54
Apache Corp	784	68		Express Scripts Holding Co (a)	1,170		73
BG Group PLC	1,949	39		GlaxoSmithKline PLC	3,502		81
BP PLC	11,853	84		Johnson & Johnson	4,181		288
Cairn Energy PLC (a)	453	2		McKesson Corp	309		27
Chesapeake Energy Corp	1,527	29		Mead Johnson Nutrition Co	397		29
Chevron Corp	2,250	262		Merck & Co Inc	3,990		180
ConocoPhillips	1,601	92		Merck KGaA	48		6
Denbury Resources Inc (a)	999	16		Novartis AG	2,669		163
Devon Energy Corp	711	43		Novo Nordisk A/S	254		40
Diamond Offshore Drilling Inc	205	13		Pfizer Inc	9,181		228
Eni SpA	2,073	45		Roche Holding AG	719		135
EOG Resources Inc	383	43		Sanofi	768		66
Exxon Mobil Corp	5,231	478		Shire PLC	432		13
Galp Energia SGPS SA	200	3					$1,786
Hess Corp	424	23
Marathon Oil Corp	1,095	32		Pipelines - 0.13%
Marathon Petroleum Corp	547	30		ONEOK Inc	200		10
Murphy Oil Corp	195	10		Spectra Energy Corp	614		18
Newfield Exploration Co (a)	227	7		Williams Cos Inc/The	1,317		46
Noble Corp	409	15					$74
Noble Energy Inc	170	16		Publicly Traded Investment Fund - 0.58%
Occidental Petroleum Corp	1,117	96		SPDR S&P MidCap 400 ETF Trust	37		6
Phillips 66	800	37		Technology Select Sector SPDR Fund	10,600		327
Pioneer Natural Resources Co	205	21					$333
Repsol SA	237	5
Royal Dutch Shell PLC - A Shares	2,290	79		Real Estate - 0.37%
Royal Dutch Shell PLC - B Shares	1,743	62		Cheung Kong Holdings Ltd	4,000		58
Southwestern Energy Co (a)	824	29		Hang Lung Group Ltd	2,000		13
Statoil ASA	959	25		Hang Lung Properties Ltd	6,000		20
Total SA	1,444	72		Henderson Land Development Co Ltd	3,113		22
Transocean Ltd	418	19		IMMOFINANZ AG	680		3
Tullow Oil PLC	678	15		Kerry Properties Ltd	2,000		10
Valero Energy Corp	1,065	34		New World Development Co Ltd	7,439		12
WPX Energy Inc (a)	553	9		Sino Land Co Ltd	6,895		13
		$1,904		Sun Hung Kai Properties Ltd	3,100		45
				Swire Properties Ltd	1,400		4
Oil & Gas Services - 0.65%				Wheelock & Co Ltd	3,000		13
Amec PLC	280	5					$213
Baker Hughes Inc	720	33
Cameron International Corp (a)	517	29		REITS - 0.92%
Cie Generale de Geophysique - Veritas (a)	121	4		American Tower Corp	1,775		127
Cie Generale de Geophysique - Veritas -	121	—		AvalonBay Communities Inc	180		24
Rights (a)				Boston Properties Inc	271		30
FMC Technologies Inc (a)	409	19		British Land Co PLC	696		6
Fugro NV	46	3		Capital Shopping Centres Group PLC	439		2
Halliburton Co	1,551	52		Corio NV	47		2
National Oilwell Varco Inc	706	57		Equity Residential	361		21
Petrofac Ltd	247	6		Fonciere Des Regions	21		2
Saipem SpA	204	10		Gecina SA	15		1
Schlumberger Ltd	2,028	147		Hammerson PLC	556		4
Subsea 7 SA	201	5		HCP Inc	541		24
Technip SA	75	8		Health Care REIT Inc	271		16
Veripos Inc (a)	20	—		Host Hotels & Resorts Inc	1,082		17
		$378		ICADE	14		1
				Kimco Realty Corp	722		15
Packaging & Containers - 0.02%				Klepierre	75		3
Ball Corp	180	8		Land Securities Group PLC	604		7
Owens-Illinois Inc (a)	86	1		Link REIT/The	5,868		28
Rexam PLC	230	2		Prologis Inc	631		22
Sealed Air Corp	94	1		Public Storage	180		25
		$12		Segro PLC	584		2
Pharmaceuticals - 3.09%				Simon Property Group Inc	451		68
Abbott Laboratories	1,769	121		Unibail-Rodamco SE	63		13
Actelion Ltd (a)	79	4		Ventas Inc	451		28
Allergan Inc/United States	550	50		Vornado Realty Trust	271		22
AmerisourceBergen Corp	374	15		Weyerhaeuser Co	902		24
AstraZeneca PLC	943	45					$534
Bayer AG	609	52		Retail - 2.04%
Bristol-Myers Squibb Co	2,999	101		Abercrombie & Fitch Co	148		5
Cardinal Health Inc	382	15		AutoZone Inc (a)	105		39

See accompanying notes

Schedule of Investments
Asset Allocation Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)				Shipbuilding - 0.01%
Bed Bath & Beyond Inc (a)	365	$23		Huntington Ingalls Industries Inc (a)	60		$3
Best Buy Co Inc	372	6
CarMax Inc (a)	328	9
				Software - 1.10%
Cie Financiere Richemont SA	688	41		Adobe Systems Inc (a)	798		26
Costco Wholesale Corp	442	44		Cerner Corp (a)	316		25
CVS Caremark Corp	1,404	68		Citrix Systems Inc (a)	383		29
Esprit Holdings Ltd	2,289	4
Family Dollar Stores Inc	127	8		Dassault Systemes SA	60		6
				Dun & Bradstreet Corp/The	53		4
GameStop Corp	194	4		Intuit Inc	754		44
Gap Inc/The	391	14
Hennes & Mauritz AB	740	26		Microsoft Corp	8,795		262
				Oracle Corp	4,966		156
Home Depot Inc/The	1,071	65		Sage Group PLC/The	1,121		6
Inditex SA	167	21		Salesforce.com Inc (a)	253		39
JC Penney Co Inc	196	5		SAP AG	571		41
Kingfisher PLC	1,770	8
Kohl's Corp	343	18					$638
Lowe's Cos Inc	1,401	42		Telecommunications - 1.86%
Ltd Brands Inc	400	20		Alcatel-Lucent/France (a)	4,658		5
Macy's Inc	412	15		AT&T Inc	7,378		278
Marks & Spencer Group PLC	2,131	12		BT Group PLC	3,105		12
McDonald's Corp	1,474	135		CenturyLink Inc	1,352		55
Next PLC	193	11		Cisco Systems Inc	7,002		134
Nordstrom Inc	181	10		Corning Inc	2,623		34
Orchard Supply Hardware Stores Corp (a)	7	—		Deutsche Telekom AG	2,423		30
O'Reilly Automotive Inc (a)	179	15		Eutelsat Communications SA	62		2
PPR	54	8		France Telecom SA	1,312		16
Ross Stores Inc	357	23		Frontier Communications Corp	1,983		10
Sears Holdings Corp (a)	163	9		Inmarsat PLC	440		4
Sears Hometown and Outlet Stores Inc -	163	—		Juniper Networks Inc (a)	1,035		18
Rights (a)				Koninklijke KPN NV	1,024		8
Staples Inc	717	8		MetroPCS Communications Inc (a)	888		10
Starbucks Corp	1,513	77		Millicom International Cellular SA	100		9
Swatch Group AG/The - BR	47	19		Motorola Solutions Inc	445		22
Target Corp	796	51		Nokia OYJ	2,204		6
Tiffany & Co	164	10		Nortel Networks Corp (a)	38		—
TJX Cos Inc	1,133	51		Portugal Telecom SGPS SA	1,019		5
Urban Outfitters Inc (a)	164	6		SES SA	202		5
Walgreen Co	797	29		Sprint Nextel Corp (a)	1,100		6
Wal-Mart Stores Inc	2,111	156		Swisscom AG	59		24
Yum! Brands Inc	1,008	67		Telecom Italia SpA	5,861		6
		$1,182		Telefonaktiebolaget LM Ericsson	1,676		15
				Telefonica SA	2,781		37
Savings & Loans - 0.02%				Telefonica SA ADR	3		—
People's United Financial Inc	953	12		Telenor ASA	1,126		22
				TeliaSonera AB	3,274		24
Semiconductors - 0.82%				Verizon Communications Inc	3,260		149
Advanced Micro Devices Inc (a)	150	1		Vivendi SA	1,030		20
Altera Corp	154	5		Vodafone Group PLC	38,004		108
Analog Devices Inc	144	6					$1,074
Applied Materials Inc	2,708	30
ARM Holdings PLC	1,520	14		Textiles - 0.08%
ASML Holding NV	444	24		Cintas Corp	386		16
				Mohawk Industries Inc (a)	400		32
Broadcom Corp	320	11
First Solar Inc (a)	13	—					$48
Infineon Technologies AG	1,937	12		Toys, Games & Hobbies - 0.02%
Intel Corp	7,545	171		Hasbro Inc	108		4
KLA-Tencor Corp	321	15		Mattel Inc	276		10
Lam Research Corp (a)	20	1
							$14
Linear Technology Corp	58	2
LSI Corp (a)	138	1		Transportation - 0.54%
MEMC Electronic Materials Inc (a)	90	—		CH Robinson Worldwide Inc	351		21
Microchip Technology Inc	57	2		CSX Corp	1,890		39
Micron Technology Inc (a)	222	1		Expeditors International of Washington Inc	315		11
NVIDIA Corp (a)	1,027	14		FedEx Corp	44		4
Qualcomm Inc	2,277	142		MTR Corp Ltd	4,064		15
Renewable Energy Corp ASA (a)	200	—		Norfolk Southern Corp	372		24
Texas Instruments Inc	778	22		Union Pacific Corp	831		99
Xilinx Inc	64	2		United Parcel Service Inc	1,354		97
		$476					$310

See accompanying notes

Schedule of Investments
Asset Allocation Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
Water- 0.02%				BONDS (continued)	Amount (000's)	Value	(000	's)
Severn Trent PLC	208	$5		Banks (continued)
United Utilities Group PLC	489	6		Royal Bank of Scotland Group PLC
Veolia Environnement SA	249	3		2.55%, 09/18/2015	$50		$51
		$14		Standard Chartered PLC
TOTAL COMMON STOCKS		$22,878		3.85%, 04/27/2015(b)	100		106
PREFERRED STOCKS - 0.06%	Shares Held	Value(000	's)	US Bancorp
				2.95%, 07/15/2022	50		51
Automobile Manufacturers - 0.06%							$1,366
Porsche Automobil Holding SE	145	9
Volkswagen AG	131	24		Beverages - 0.05%
		$33		Diageo Capital PLC
				1.50%, 05/11/2017	30		31
Media- 0.00%
ProSiebenSat.1 Media AG	114	3
				Biotechnology - 0.28%
				Amgen Inc
Retail - 0.00%				3.88%, 11/15/2021	25		27
Orchard Supply Hardware Stores Corp (a)	7	—
				Gilead Sciences Inc
				4.50%, 04/01/2021	60		69
TOTAL PREFERRED STOCKS		$36		Life Technologies Corp
	Principal			6.00%, 03/01/2020	55		65
BONDS- 20.59%	Amount (000's)	Value(000	's)				$161
Advertising - 0.07%				Building Materials - 0.23%
Omnicom Group Inc				CRH America Inc
3.63%, 05/01/2022	$40	$42		6.00%, 09/30/2016	55		62
				Holcim US Finance Sarl & Cie SCS
				6.00%, 12/30/2019(b)	65		72
Aerospace & Defense - 0.14%
L-3 Communications Corp							$134
4.95%, 02/15/2021	50	56		Chemicals - 0.09%
United Technologies Corp				Syngenta Finance NV
4.50%, 06/01/2042	20	22		3.13%, 03/28/2022	50		53
		$78
Agriculture - 0.13%				Commercial Services - 0.07%
Altria Group Inc				Verisk Analytics Inc
2.85%, 08/09/2022	25	25		5.80%, 05/01/2021	35		39
Philip Morris International Inc
2.50%, 08/22/2022	50	50
		$75		Computers - 0.12%
				Hewlett-Packard Co
Banks- 2.36%				4.65%, 12/09/2021	65		68
Abbey National Treasury Services
PLC/London
3.88%, 11/10/2014(b)	100	102		Distribution & Wholesale - 0.02%
Australia & New Zealand Banking Group Ltd				Ingram Micro Inc
3.25%, 03/01/2016(b)	100	106		5.25%, 09/01/2017	10		11
Bank of America Corp
5.65%, 05/01/2018	80	91		Diversified Financial Services - 1.15%
Barclays Bank PLC				ABB Treasury Center USA Inc
6.05%, 12/04/2017(b)	100	108		2.50%, 06/15/2016(b)	70		73
BNP Paribas SA				Ford Motor Credit Co LLC
5.00%, 01/15/2021	50	55		4.21%, 04/15/2016(b)	200		212
Citigroup Inc				General Electric Capital Corp
6.13%, 11/21/2017	35	41		5.30%, 02/11/2021	40		46
6.13%, 05/15/2018	11	13		5.88%, 01/14/2038	20		24
8.50%, 05/22/2019	60	79		6.00%, 08/07/2019	85		103
Cooperatieve Centrale Raiffeisen-				Harley-Davidson Funding Corp
Boerenleenbank BA/Netherlands				6.80%, 06/15/2018(b)	45		56
3.88%, 02/08/2022	25	27		Macquarie Bank Ltd
Credit Suisse/New York NY				6.63%, 04/07/2021(b)	30		32
5.40%, 01/14/2020	50	55		Macquarie Group Ltd
6.00%, 02/15/2018	10	11		6.00%, 01/14/2020(b)	35		37
Goldman Sachs Group Inc/The				Merrill Lynch & Co Inc
5.75%, 01/24/2022	115	132		6.88%, 04/25/2018	70		84
HSBC Holdings PLC							$667
4.00%, 03/30/2022	45	48
JP Morgan Chase & Co				Electric - 0.09%
3.15%, 07/05/2016	75	79		PPL WEM Holdings PLC
				3.90%, 05/01/2016(b)	50		53
6.00%, 01/15/2018	80	95
Lloyds TSB Bank PLC
5.80%, 01/13/2020(b)	100	116

See accompanying notes

Schedule of Investments
Asset Allocation Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electrical Components & Equipment - 0.09%				Insurance (continued)
Schneider Electric SA				Genworth Financial Inc
2.95%, 09/27/2022(b),(c)	$50	$50		7.20%, 02/15/2021	$35		$36
				Hartford Financial Services Group Inc
				5.50%, 03/30/2020	35		40
Electronics - 0.10%				MetLife Inc
Thermo Fisher Scientific Inc				7.72%, 02/15/2019	25		32
3.15%, 01/15/2023	55	57		Nationwide Financial Services Inc
				5.38%, 03/25/2021(b)	25		26
Engineering & Construction - 0.18%				Pacific LifeCorp
BAA Funding Ltd				6.00%, 02/10/2020(b)	50		56
4.88%, 07/15/2023(b)	100	106		Prudential Financial Inc
				7.38%, 06/15/2019	85		107
Environmental Control - 0.08%							$521
Republic Services Inc				Iron & Steel - 0.07%
3.55%, 06/01/2022	20	21		ArcelorMittal
Waste Management Inc				9.85%, 06/01/2019	35		40
2.90%, 09/15/2022	25	25
		$46		Media- 0.39%
Finance - Mortgage Loan/Banker - 1.51%				DIRECTV Holdings LLC / DIRECTV
Fannie Mae				Financing Co Inc
0.88%, 10/26/2017	640	643		3.80%, 03/15/2022	75		77
Freddie Mac				NBCUniversal Media LLC
3.75%, 03/27/2019	200	233		4.38%, 04/01/2021	25		28
		$876		5.95%, 04/01/2041	25		31
				News America Inc
Food- 0.31%				6.15%, 02/15/2041	50		62
Delhaize Group SA				Time Warner Inc
5.70%, 10/01/2040	66	59		4.90%, 06/15/2042	25		28
Kraft Foods Group Inc							$226
6.88%, 01/26/2039(b)	55	75
Woolworths Ltd				Mining - 0.24%
4.00%, 09/22/2020(b)	40	43		Barrick Gold Corp
		$177		3.85%, 04/01/2022	40		42
				Barrick North America Finance LLC
Forest Products & Paper - 0.20%				4.40%, 05/30/2021	10		11
Georgia-Pacific LLC				Kinross Gold Corp
7.75%, 11/15/2029	25	33		5.13%, 09/01/2021	50		51
8.88%, 05/15/2031	35	52		Vale Overseas Ltd
Westvaco Corp				5.63%, 09/15/2019	30		34
8.20%, 01/15/2030	25	33					$138
		$118
				Miscellaneous Manufacturing - 0.05%
Healthcare - Products - 0.12%				Cooper US Inc
Boston Scientific Corp				5.25%, 11/15/2012	30		30
6.00%, 01/15/2020	40	48
Covidien International Finance SA
3.20%, 06/15/2022	20	21		Mortgage Backed Securities - 2.72%
		$69		Citigroup Commercial Mortgage Trust
				6.26%, 12/10/2049(d)	50		60
Healthcare - Services - 0.29%				COMM 2007-C9 Mortgage Trust
Cigna Corp				6.00%, 12/10/2049(d)	150		179
2.75%, 11/15/2016	60	63		COMM 2012-LC4 Mortgage Trust
Coventry Health Care Inc				3.29%, 12/10/2044	60		64
5.45%, 06/15/2021	45	53		FHLMC Multifamily Structured Pass Through
WellPoint Inc				Certificates
3.30%, 01/15/2023	49	50		1.66%, 11/25/2016	175		181
		$166		1.88%, 05/25/2019	109		112
				2.09%, 03/25/2019(d)	66		69
Holding Companies - Diversified - 0.13%
LVMH Moet Hennessy Louis Vuitton SA				2.32%, 10/25/2018	65		69
1.63%, 06/29/2017(b)	75	76		2.37%, 05/25/2022(c),(d)	250		255
				2.79%, 01/25/2022(d)	125		132
				JP Morgan Chase Commercial Mortgage
Insurance - 0.90%				Securities Corp
Aegon NV				4.17%, 08/15/2046	90		103
4.63%, 12/01/2015	50	55		4.39%, 07/15/2046(b)	125		141
Berkshire Hathaway Inc				UBS-Barclays Commercial Mortgage Trust
3.75%, 08/15/2021	90	99		3.53%, 05/10/2063	35		38
CNA Financial Corp				Wells Fargo Commercial Mortgage Trust
5.75%, 08/15/2021	60	70		2.92%, 10/15/2045(c)	62		64

See accompanying notes

Schedule of Investments
Asset Allocation Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Mortgage Backed Securities (continued)				Retail - 0.53%
WFRBS Commercial Mortgage Trust 2012-				CVS Pass-Through Trust
C7				6.04%, 12/10/2028		$47		$54
3.43%, 06/15/2045(d)	$99	$106		8.35%, 07/10/2031(b)		9		13
		$1,573		Darden Restaurants Inc
				6.20%, 10/15/2017		65		76
Oil & Gas - 0.61%				Gap Inc/The
BP Capital Markets PLC				5.95%, 04/12/2021		45		50
3.25%, 05/06/2022	50	53		Macy's Retail Holdings Inc
EOG Resources Inc				3.88%, 01/15/2022		45		48
2.63%, 03/15/2023	50	50		Wal-Mart Stores Inc
Marathon Petroleum Corp				5.25%, 09/01/2035		15		19
5.13%, 03/01/2021	25	29		Wesfarmers Ltd
Murphy Oil Corp				2.98%, 05/18/2016(b)		30		31
4.00%, 06/01/2022	50	53		Yum! Brands Inc
Petroleos Mexicanos				6.88%, 11/15/2037		10		14
4.88%, 01/24/2022	100	113						$305
Phillips 66
4.30%, 04/01/2022(b)	50	55		Savings & Loans - 0.20%
		$353		Nationwide Building Society
				6.25%, 02/25/2020(b)		100		115
Oil & Gas Services - 0.05%
FMC Technologies Inc
3.45%, 10/01/2022	30	30		Software - 0.06%
				Fiserv Inc
				3.13%, 06/15/2016		30		32
Other Asset Backed Securities - 0.65%
CenterPoint Energy Transition Bond Co LLC
2.16%, 10/15/2021	100	105		Sovereign - 4.80%
PSE&G Transition Funding LLC				Banco Nacional de Desenvolvimento
6.75%, 06/15/2016	250	271		Economico e Social
		$376		5.50%, 07/12/2020(b)		100		119
				Brazilian Government International Bond
Packaging & Containers - 0.18%				4.88%, 01/22/2021		100		119
Bemis Co Inc				Mexico Government International Bond
4.50%, 10/15/2021	40	44		3.63%, 03/15/2022		100		109
Sonoco Products Co				Spain Government Bond
5.75%, 11/01/2040	50	58		4.75%, 07/30/2014	EUR	1,850		2,430
		$102						$2,777
Pharmaceuticals - 0.29%				Telecommunications - 0.43%
Sanofi				AT&T Inc
4.00%, 03/29/2021	55	63		5.35%, 09/01/2040		$50		60
Teva Pharmaceutical Finance IV BV				6.30%, 01/15/2038		10		13
3.65%, 11/10/2021	80	87		Deutsche Telekom International Finance BV
Watson Pharmaceuticals Inc				8.75%, 06/15/2030(d)		20		30
3.25%, 10/01/2022(e)	10	10
4.63%, 10/01/2042(e)	10	10		Motorola Solutions Inc
				3.75%, 05/15/2022		50		52
		$170		Nippon Telegraph & Telephone Corp
Pipelines - 0.40%				1.40%, 07/18/2017		50		51
Enterprise Products Operating LLC				Verizon Communications Inc
5.25%, 01/31/2020	45	53		8.95%, 03/01/2039		25		44
6.50%, 01/31/2019	35	43						$250
Kinder Morgan Energy Partners LP				TOTAL BONDS				$11,908
5.95%, 02/15/2018	25	30			Principal
Plains All American Pipeline LP / PAA				MUNICIPAL BONDS - 0.36%	Amount (000's)		Value	(000	's)
Finance Corp				California - 0.10%
6.70%, 05/15/2036	65	83		State of California
8.75%, 05/01/2019	15	20		6.65%, 03/01/2022		$45		$56
		$229
Real Estate - 0.06%				Georgia - 0.13%
Brookfield Asset Management Inc				Municipal Electric Authority of Georgia
5.80%, 04/25/2017	30	33		6.64%, 04/01/2057		25		29
				6.66%, 04/01/2057		40		46
REITS- 0.15%								$75
Boston Properties LP				Illinois - 0.02%
3.85%, 02/01/2023	50	52		City of Chicago IL O'Hare International
Dexus Diversified Trust / Dexus Office Trust				Airport Revenue
5.60%, 03/15/2021(b)	35	37
				6.40%, 01/01/2040		10		13
		$89

See accompanying notes

Schedule of Investments
Asset Allocation Account
September 30, 2012 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
New York - 0.11%				U.S. Treasury (continued)
City of New York NY				3.88%, 08/15/2040	$380	$464
5.97%, 03/01/2036	$25	$33		5.25%, 11/15/2028	100	140
New York City Transitional Finance Authority						$8,939
Future Tax Secured Revenue
5.27%, 05/01/2027	25	31		U.S. Treasury Bill - 3.87%
				0.11%, 10/04/2012(g)	500	500
		$64		0.13%, 11/29/2012(g)	1,200	1,200
TOTAL MUNICIPAL BONDS		$208		0.13%, 12/27/2012(g)	520	520
U.S. GOVERNMENT & GOVERNMENT	Principal			0.13%, 02/21/2013(g)	20	20
AGENCY OBLIGATIONS - 31.82%	Amount (000's)	Value(000	's)			$2,240
Federal Home Loan Mortgage Corporation (FHLMC) - 4.38%

2.43%, 01/01/2036(d)	$140	$149		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$18,402
2.48%, 01/01/2037(d)	180	192			Maturity
2.54%, 03/01/2037(d)	184	197		REPURCHASE AGREEMENTS - 6.58%	Amount (000's)	Value (000's)
3.50%, 08/01/2042	115	123		Banks - 6.58%
3.50%, 10/01/2042(f)	1,075	1,153		Investment in Joint Trading Account; Credit	$975	$975
4.00%, 12/01/2041	107	115		Suisse Repurchase Agreement; 0.18%
5.00%, 10/01/2040	254	284		dated 09/28/2012 maturing 10/01/2012
6.00%, 08/01/2037	78	85		(collateralized by US Government
6.00%, 11/01/2037	57	62		Securities; $994,862; 3.50% - 10.63%;
6.50%, 09/01/2036	104	117		dated 08/15/15 - 08/15/40)
7.50%, 05/01/2035	15	18		Investment in Joint Trading Account; Deutsche	683	683
8.00%, 08/01/2032	15	19		Bank Repurchase Agreement; 0.20% dated
8.50%, 08/01/2031	16	20		09/28/2012 maturing 10/01/2012
12.00%, 07/01/2013	1	1		(collateralized by US Government
		$2,535		Securities; $696,403; 0.00% - 7.50%; dated
Federal National Mortgage Association (FNMA) - 5.39%				11/30/12 - 01/01/48)
2.32%, 05/01/2035(d)	77	82		Investment in Joint Trading Account; JP	1,024	1,024
4.00%, 11/01/2041	78	84		Morgan Repurchase Agreement; 0.18%
				dated 09/28/2012 maturing 10/01/2012
4.00%, 12/01/2041	321	347		(collateralized by US Government
4.50%, 09/01/2022	91	99
4.50%, 08/01/2040	42	46		Securities; $1,044,604; 4.38% - 11.25%;
				dated 02/15/15 - 11/15/39)
4.50%, 07/01/2041	214	233		Investment in Joint Trading Account; Merrill	1,122	1,122
4.50%, 07/01/2041	468	516
4.50%, 08/01/2041	61	67		Lynch Repurchase Agreement; 0.13%
4.50%, 10/01/2041	106	115		dated 09/28/2012 maturing 10/01/2012
4.62%, 07/01/2039(d)	88	95		(collateralized by US Government
5.00%, 04/01/2039	53	60		Securities; $1,144,091; 0.00% - 5.50%;
5.00%, 03/01/2041	308	341		dated 11/30/12 - 07/15/36)
5.50%, 05/01/2037	323	360				$3,804
5.50%, 02/01/2038	287	318		TOTAL REPURCHASE AGREEMENTS		$3,804
6.00%, 01/01/2038	146	162		Total Investments		$57,236
6.50%, 12/01/2032	104	119		Other Assets in Excess of Liabilities, Net - 1.04%		$601
7.00%, 04/01/2023	1	1		TOTAL NET ASSETS - 100.00%		$57,837
7.50%, 08/01/2037	28	35
8.00%, 04/01/2033	15	18
8.50%, 10/01/2032	14	18		(a) Non-Income Producing Security
				(b)	Security exempt from registration under Rule 144A of the Securities Act of
		$3,116		1933. These securities may be resold in transactions exempt from
Government National Mortgage Association (GNMA) - 2.72%				registration, normally to qualified institutional buyers. Unless otherwise
				indicated, these securities are not considered illiquid. At the end of the
3.50%, 10/01/2041(f)	255	279
				period, the value of these securities totaled $2,016 or 3.49% of net assets.
4.00%, 10/01/2040	500	551		(c)	Market value is determined in accordance with procedures established in
4.00%, 10/01/2042	480	528		good faith by the Board of Directors. At the end of the period, the value of
4.50%, 04/15/2039	105	116		these securities totaled $369 or 0.64% of net assets.
4.50%, 08/15/2039	88	98		(d)	Variable Rate. Rate shown is in effect at September 30, 2012.
		$1,572		(e)	Security purchased on a when-issued basis.
U.S. Treasury - 15.46%				(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
0.50%, 11/15/2013	720	722		Notes to Financial Statements for additional information.
0.50%, 08/15/2014	1,150	1,156		(g)	Rate shown is the discount rate of the original purchase.
0.88%, 11/30/2016	1,340	1,362
0.88%, 04/30/2017	440	446
1.25%, 10/31/2015	667	686
1.75%, 03/31/2014	880	900
2.25%, 01/31/2015	1,221	1,277
2.25%, 03/31/2016	230	245
3.00%, 09/30/2016	560	616
3.13%, 11/15/2041	200	213
3.50%, 02/15/2039	620	712

See accompanying notes

Schedule of Investments Asset Allocation Account September 30, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Government		25 .65%
Financial		18 .39%
Mortgage Securities		15 .21%
Consumer, Non-cyclical		9.92%
Communications		5.30%
Energy		5.17%
Technology		4.68%
Consumer, Cyclical		4.59%
Industrial		4.12%
Basic Materials		2.13%
Utilities		1.83%
Asset Backed Securities		0.65%
Exchange Traded Funds		0.58%
Diversified		0.38%
Revenue Bonds		0.20%
General Obligation Unltd		0.16%
Other Assets in Excess of Liabilities, Net		1.04%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	Goldman Sachs & Co	10/18/2012	55,664	$58	$58	$—
British Pound	Deutsche Bank AG	10/18/2012	231,740	377	374	(3)
British Pound	Goldman Sachs & Co	10/18/2012	88,248	144	143	(1)
British Pound	UBS AG	10/18/2012	112,983	183	182	(1)
Euro	Deutsche Bank AG	10/18/2012	346,393	452	445	(7)
Euro	Goldman Sachs & Co	10/18/2012	263,826	341	339	(2)
Japanese Yen	UBS AG	10/18/2012	137,418,342	1,748	1,761	13
Singapore Dollar	JP Morgan Securities	10/18/2012	115,351	94	94	—
Singapore Dollar	UBS AG	10/18/2012	63,637	52	52	—
Swedish Krona	UBS AG	10/18/2012	620,398	94	94	—
Total						$(1)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	Bank of New York Mellon	10/18/2012	2,050,445	$2,136	$2,123	$13
Australian Dollar	Deutsche Bank AG	10/18/2012	365,313	380	378	2
Chinese Renminbi	State Street Financial	10/18/2012	7,353,115	1,161	1,168	(7)
Euro	Deutsche Bank AG	10/18/2012	1,615,563	2,092	2,076	16
Euro	Goldman Sachs & Co	10/18/2012	665,884	870	856	14
Euro	UBS AG	10/18/2012	966,703	1,262	1,242	20
Hong Kong Dollar	Bank of New York Mellon	10/18/2012	3,837,801	495	495	—
Mexican Peso	Royal Bank of Scotland PLC	10/18/2012	1,169,188	91	91	—
Norwegian Krone	JP Morgan Securities	10/18/2012	566,136	99	99	—
Total						$58

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Asset Allocation Account September 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Amsterdam Index; October 2012	Long	1	$86	$83	$(3)
Australia 10 Year Bond; December 2012	Long	10	1,296	1,316	20
CAC 40 10 Euro; October 2012	Long	19	858	819	(39)
Copper; December 2012	Short	5	467	470	(3)
DAX Index: December 2012	Long	4	937	930	(7)
eMini MSCI Emerging Market; December 2012	Short	17	856	846	10
Euro Bund 10 Year Bund; December 2012	Short	6	1,092	1,093	(1)
Euro Stoxx 50; December 2012	Long	4	131	126	(5)
FTSE 100; December 2012	Long	8	756	738	(18)
FTSE MIB Index; December 2012	Long	5	498	483	(15)
Gold 100 Ounce; December 2012	Long	3	499	532	33
Hang Seng Index; October 2012	Short	3	401	404	(3)
IBEX 35 Index; October 2012	Long	5	513	494	(19)
MSCI Singapore Index; October 2012	Long	3	172	172	—
OMXS30 Index; October 2012	Long	7	118	115	(3)
S&P 500 Emini; December 2012	Long	90	6,500	6,454	(46)
SPI 200; December 2012	Long	7	790	796	6
TOPIX Index; December 2012	Long	20	1,834	1,884	50
US 10 Year Note; December 2012	Short	18	2,395	2,403	(8)
US 2 Year Note; December 2012	Short	6	1,322	1,323	(1)
US 5 Year Note; December 2012	Short	64	7,959	7,976	(17)
US Ultra Bond; December 2012	Long	10	1,648	1,652	4
Yen Denom Nikkei; December 2012	Long	5	277	284	7
Total					$(58)
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Balanced Account
September 30, 2012 (unaudited)

COMMON STOCKS - 62.99%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.05%				Chemicals (continued)
Boeing Co/The	4,008	$279		LyondellBasell Industries NV	814		$42
General Dynamics Corp	1,642	109		Monsanto Co	1,114		101
Northrop Grumman Corp	2,443	162		Mosaic Co/The	1,391		80
Triumph Group Inc	1,492	93		PPG Industries Inc	1,234		142
United Technologies Corp	5,188	406					$1,078
		$1,049		Commercial Services - 1.44%
Agriculture - 1.02%				CoreLogic Inc/United States (a)	4,712		125
British American Tobacco PLC ADR	473	49		Equifax Inc	1,258		59
Imperial Tobacco Group PLC ADR	423	31		H&E Equipment Services Inc	2,830		34
Philip Morris International Inc	4,931	443		H&R Block Inc	6,149		107
		$523		Huron Consulting Group Inc (a)	1,090		38
				Kenexa Corp (a)	915		42
Airlines - 0.09%				Lender Processing Services Inc	4,516		126
Alaska Air Group Inc (a)	1,250	44
				PAREXEL International Corp (a)	1,020		31
				RPX Corp (a)	2,160		24
Automobile Manufacturers - 0.16%				Total System Services Inc	6,353		151
Nissan Motor Co Ltd ADR	1,223	21					$737
Tata Motors Ltd ADR	341	9
Toyota Motor Corp ADR	390	30		Computers - 6.14%
Volkswagen AG ADR	711	24		Accenture PLC - Class A	4,967		348
				Apple Inc	2,735		1,825
		$84		CACI International Inc (a)	680		35
Automobile Parts & Equipment - 0.06%				EMC Corp/MA (a)	13,228		361
Delphi Automotive PLC (a)	975	30		International Business Machines Corp	901		187
				Lenovo Group Ltd ADR	753		12
				Manhattan Associates Inc (a)	1,200		69
Banks - 4.92%				Synopsys Inc (a)	4,421		146
Australia & New Zealand Banking Group Ltd	1,185	31		Western Digital Corp	4,027		156
ADR							$3,139
Bank of America Corp	8,484	75
BB&T Corp	421	14		Consumer Products - 0.21%
Capital Bank Financial Corp (a)	2,200	40		Jarden Corp	890		47
Citigroup Inc	3,076	101		Prestige Brands Holdings Inc (a)	3,560		60
Credicorp Ltd	105	13					$107
DBS Group Holdings Ltd ADR	561	26
Fifth Third Bancorp	10,615	165		Cosmetics & Personal Care - 0.03%
Goldman Sachs Group Inc/The	431	49		Procter & Gamble Co/The	245		17
Grupo Financiero Banorte SAB de CV ADR	649	18
HSBC Holdings PLC ADR	440	20		Distribution & Wholesale - 0.25%
JP Morgan Chase & Co	13,738	556		Marubeni Corp ADR	267		17
Mitsubishi UFJ Financial Group Inc ADR	5,863	27		Mitsubishi Corp ADR	285		10
Sumitomo Mitsui Financial Group Inc ADR	2,909	18		Sumitomo Corp ADR	1,711		23
Susquehanna Bancshares Inc	4,180	44		WESCO International Inc (a)	1,348		77
Texas Capital Bancshares Inc (a)	460	23					$127
Toronto-Dominion Bank/The	353	29
US Bancorp	16,355	561		Diversified Financial Services - 1.59%
Webster Financial Corp	1,860	44		Ameriprise Financial Inc	893		51
Wells Fargo & Co	19,121	660		BlackRock Inc	270		48
		$2,514		Calamos Asset Management Inc	2,155		25
				CBOE Holdings Inc	783		23
Beverages - 0.75%				Discover Financial Services	14,354		570
Anheuser-Busch InBev NV ADR	531	46		Interactive Brokers Group Inc - A Shares	2,340		33
Coca-Cola Co/The	4,030	153		Medley Capital Corp	2,840		40
Constellation Brands Inc (a)	5,733	185		ORIX Corp ADR	508		25
		$384					$815
Biotechnology - 1.09%				Electric - 1.31%
Amgen Inc	4,657	393		Ameren Corp	1,947		64
Ariad Pharmaceuticals Inc (a)	880	21		Avista Corp	1,650		42
Illumina Inc (a)	226	11		CLP Holdings Ltd ADR	1,995		17
Medicines Co/The (a)	530	14		DTE Energy Co	4,360		261
Myriad Genetics Inc (a)	1,202	32		NRG Energy Inc	1,261		27
United Therapeutics Corp (a)	1,496	84		NV Energy Inc	2,572		46
		$555		Pinnacle West Capital Corp	3,988		211
Chemicals - 2.11%							$668
Agrium Inc	335	35		Electrical Components & Equipment - 0.21%
BASF SE ADR	251	21		Energizer Holdings Inc	1,023		76
Cabot Corp	820	30		Hitachi Ltd ADR	592		33
CF Industries Holdings Inc	2,196	488					$109
Eastman Chemical Co	1,858	106
Georgia Gulf Corp	900	33

See accompanying notes

Schedule of Investments
Balanced Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electronics - 1.28%				Insurance (continued)
Advantest Corp ADR	1,246	$16		Zurich Insurance Group AG ADR(a)	794		$20
FEI Co	880	47					$841
Fluidigm Corp (a)	1,250	21
Honeywell International Inc	5,501	329		Internet - 2.17%
				Ancestry.com Inc (a)	1,365		41
Tyco International Ltd	4,250	239
		$652		Expedia Inc	3,452		200
				Google Inc (a)	422		318
Engineering & Construction - 0.30%				IAC/InterActiveCorp	9,379		488
Chicago Bridge & Iron Co NV ADR	1,551	59		Liquidity Services Inc (a)	470		24
Dycom Industries Inc (a)	1,852	27		TIBCO Software Inc (a)	1,210		37
KBR Inc	1,849	55					$1,108
Vinci SA ADR	1,204	13
		$154		Iron & Steel - 0.04%
				Metals USA Holdings Corp (a)	1,402		19
Entertainment - 0.16%
Dolby Laboratories Inc (a)	862	28
Regal Entertainment Group	3,921	55		Leisure Products & Services - 0.12%
		$83		Polaris Industries Inc	725		59
Food - 1.01%				Lodging - 0.11%
Campbell Soup Co	1,729	60		Wyndham Worldwide Corp	1,091		57
ConAgra Foods Inc	7,018	194
Diamond Foods Inc	1,860	35
Fresh Del Monte Produce Inc	1,270	33		Machinery - Diversified - 0.26%
Kroger Co/The	6,195	146		Cummins Inc	598		55
Nestle SA ADR	781	49		Gardner Denver Inc	413		25
		$517		Global Power Equipment Group Inc	1,880		35
				Robbins & Myers Inc	325		19
Forest Products & Paper - 0.22%							$134
Domtar Corp	278	22
International Paper Co	2,551	92		Media - 1.95%
		$114		Comcast Corp - Class A	18,071		647
				DIRECTV (a)	1,279		67
Gas - 0.11%				McGraw-Hill Cos Inc/The	1,124		61
National Grid PLC ADR	561	31		Sinclair Broadcast Group Inc	1,620		18
NiSource Inc	920	24		Walt Disney Co/The	3,940		206
		$55					$999
Healthcare - Products - 0.21%				Mining - 0.52%
HeartWare International Inc (a)	240	22
Insulet Corp (a)	590	13		Barrick Gold Corp	389		16
Orthofix International NV (a)	940	42		BHP Billiton Ltd ADR	274		19
				Freeport-McMoRan Copper & Gold Inc	4,315		171
Symmetry Medical Inc (a)	3,230	32		Golden Star Resources Ltd (a)	3,840		8
		$109		Rio Tinto PLC ADR	387		18
				Stillwater Mining Co (a)	1,197		14
Healthcare - Services - 1.71%
Cigna Corp	3,385	160		Yamana Gold Inc	995		19
HCA Holdings Inc	5,985	199					$265
HealthSouth Corp (a)	2,060	49
				Miscellaneous Manufacturing - 1.36%
UnitedHealth Group Inc	7,785	431		AZZ Inc	1,520		58
WellCare Health Plans Inc (a)	630	36
				Crane Co	1,060		42
		$875		Dover Corp	907		54
Holding Companies - Diversified - 0.07%				General Electric Co	10,825		246
National Bank Holdings Corp (a)	1,940	38		Parker Hannifin Corp	2,815		235
				Smith & Wesson Holding Corp (a)	5,456		60
							$695
Home Builders - 0.50%
M/I Homes Inc (a)	2,180	42		Oil & Gas - 6.58%
Pulte Group Inc (a)	13,889	215		BG Group PLC ADR	1,515		31
		$257		Chevron Corp	6,958		811
				CNOOC Ltd ADR	109		22
Home Furnishings - 0.24%				Energen Corp	1,668		87
Whirlpool Corp	1,513	125		Energy XXI Bermuda Ltd	1,420		50
				Exxon Mobil Corp	5,446		498
				Gulfport Energy Corp (a)	1,340		42
Insurance - 1.64%
Allstate Corp/The	8,839	350		Hess Corp	2,954		159
				Kodiak Oil & Gas Corp (a)	4,970		46
Alterra Capital Holdings Ltd	1,870	45
Berkshire Hathaway Inc - Class B (a)	918	81		Marathon Oil Corp	2,200		65
MetLife Inc	1,040	36		Marathon Petroleum Corp	5,930		324
Protective Life Corp	2,120	55		Noble Corp	5,732		205
Prudential Financial Inc	4,142	226		Phillips 66	7,815		362
Sampo OYJ ADR	1,825	28		Pioneer Natural Resources Co	391		41
				QEP Resources Inc	4,536		144

See accompanying notes

Schedule of Investments
Balanced Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				Retail (continued)
Royal Dutch Shell PLC ADR	217	$15		Cie Financiere Richemont SA ADR	4,430		$27
Royal Dutch Shell PLC - B shares ADR	437	31		Conn's Inc (a)	1,860		41
Seadrill Ltd	717	28		CVS Caremark Corp	6,222		301
Statoil ASA ADR	734	19		Dillard's Inc	755		55
Tesoro Corp	6,348	266		Fifth & Pacific Cos Inc (a)	3,600		46
Valero Energy Corp	3,680	117		Foot Locker Inc	4,182		148
		$3,363		Gap Inc/The	6,799		243
				Home Depot Inc/The	8,654		522
Oil & Gas Services - 0.84%				Hot Topic Inc	4,300		37
Flotek Industries Inc (a)	3,150	40
Hornbeck Offshore Services Inc (a)	1,020	37		Lowe's Cos Inc	3,009		91
				Macy's Inc	9,049		340
National Oilwell Varco Inc	1,121	90		Nu Skin Enterprises Inc	775		30
Oil States International Inc (a)	3,064	244
				Red Robin Gourmet Burgers Inc (a)	1,467		48
Technip SA ADR	696	19		Sally Beauty Holdings Inc (a)	2,300		58
		$430		Tim Hortons Inc	759		40
Packaging & Containers - 0.06%				TJX Cos Inc	4,326		194
Rexam PLC ADR	860	30		Walgreen Co	1,474		54
				Wal-Mart Stores Inc	6,177		456
							$2,929
Pharmaceuticals - 4.08%
Abbott Laboratories	1,449	99		Savings & Loans - 0.12%
Achillion Pharmaceuticals Inc (a)	1,830	19		Oritani Financial Corp	3,890		59
AmerisourceBergen Corp	1,089	42
Array BioPharma Inc (a)	3,340	20
Catamaran Corp (a)	620	61		Semiconductors - 0.59%
				ARM Holdings PLC ADR	658		19
Eli Lilly & Co	11,881	563		Avago Technologies Ltd	666		23
GlaxoSmithKline PLC ADR	464	22		Broadcom Corp	2,264		78
Herbalife Ltd	2,937	139		Entegris Inc (a)	4,700		38
MAP Pharmaceuticals Inc (a)	1,104	17
				KLA-Tencor Corp	828		40
McKesson Corp	2,962	255		Lattice Semiconductor Corp (a)	6,770		26
Medivation Inc (a)	180	10
				NVIDIA Corp (a)	2,766		37
Merck & Co Inc	568	26		Taiwan Semiconductor Manufacturing Co Ltd	642		10
Novartis AG ADR	606	37		ADR
Novo Nordisk A/S ADR	351	55		Teradyne Inc (a)	2,037		29
Onyx Pharmaceuticals Inc (a)	60	5
				Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587		—
Pfizer Inc	19,173	476					$300
Pharmacyclics Inc (a)	100	6
Questcor Pharmaceuticals Inc	120	2		Software - 2.50%
Roche Holding AG ADR	822	39		BMC Software Inc (a)	2,974		123
Sanofi ADR	742	32		CA Inc	3,358		87
Shire PLC ADR	356	32		Dun & Bradstreet Corp/The	706		56
Vivus Inc (a)	210	4		Microsoft Corp	27,205		810
Watson Pharmaceuticals Inc (a)	1,492	127		SAP AG ADR	625		45
		$2,088		SolarWinds Inc (a)	1,332		74
				VMware Inc (a)	879		85
Pipelines - 0.10%							$1,280
Enbridge Inc	621	24
TransCanada Corp	540	25		Telecommunications - 2.49%
		$49		Arris Group Inc (a)	4,680		60
				AT&T Inc	2,737		103
Publicly Traded Investment Fund - 0.12%				BT Group PLC ADR	900		34
iShares Russell 1000 Growth Index Fund	918	61		Chorus Ltd ADR	2,030		27
				Cisco Systems Inc	22,644		432
Real Estate - 0.09%				Consolidated Communications Holdings Inc	1,710		29
Brookfield Asset Management Inc	1,300	45		Nippon Telegraph & Telephone Corp ADR	1,080		26
				NTT DOCOMO Inc ADR	1,166		19
				Plantronics Inc	1,090		39
REITS - 2.02%				RF Micro Devices Inc (a)	3,380		13
American Tower Corp	2,340	167		Telecom Corp of New Zealand Ltd ADR	1,860		18
Brandywine Realty Trust	3,360	41		Telstra Corp Ltd ADR	798		16
Coresite Realty Corp	895	24		Verizon Communications Inc	9,268		422
Douglas Emmett Inc	1,730	40		Vodacom Group Ltd ADR	1,029		13
Essex Property Trust Inc	228	34		Vodafone Group PLC ADR	702		20
Post Properties Inc	830	40					$1,271
Simon Property Group Inc	3,107	472
STAG Industrial Inc	1,309	21		Textiles - 0.02%
Taubman Centers Inc	2,536	194		G&K Services Inc	300		9
		$1,033
Retail - 5.73%				Transportation - 0.12%
American Eagle Outfitters Inc	2,903	61		Canadian National Railway Co	499		44
Brinker International Inc	3,888	137

See accompanying notes

Schedule of Investments
Balanced Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
Transportation (continued)				BONDS (continued)	Amount (000's)	Value	(000	's)
Canadian Pacific Railway Ltd	244	$20		Automobile Manufacturers - 0.06%
		$64		Ford Motor Co
				7.40%, 11/1/2046	$15		$18
Water- 0.12%				Nissan Motor Acceptance Corp
American Water Works Co Inc	1,173	43		1.95%, 9/12/2017(e)	15		15
United Utilities Group PLC ADR	763	18					$33
		$61
TOTAL COMMON STOCKS		$32,208		Automobile Parts & Equipment - 0.01%
	Principal			GT 2005 Bonds BV
BONDS- 19.20%	Amount (000's)	Value(000	's)	8.00%, 7/21/2014(d)	5		5
Advertising - 0.11%
Interpublic Group of Cos Inc/The				Banks- 2.15%
4.00%, 3/15/2022	$5	$5		Ally Financial Inc
6.25%, 11/15/2014	5	5		5.50%, 2/15/2017	5		5
10.00%, 7/15/2017	40	45		8.00%, 3/15/2020	10		12
		$55		Associated Banc-Corp
				5.13%, 3/28/2016	65		71
Aerospace & Defense - 0.11%				Bancolombia SA
United Technologies Corp				5.13%, 9/11/2022	25		25
1.20%, 6/1/2015	10	10		Bank of America Corp
1.80%, 6/1/2017	15	16		5.65%, 5/1/2018	85		97
4.50%, 6/1/2042	25	28		5.88%, 2/7/2042	10		12
		$54		8.00%, 12/29/2049(d)	5		6
Agriculture - 0.25%				BNP Paribas SA
Altria Group Inc				2.38%, 9/14/2017	10		10
2.85%, 8/9/2022	35	35		CIT Group Inc
4.25%, 8/9/2042	15	15		5.00%, 8/15/2022	10		10
				6.63%, 4/1/2018(e)	5		6
4.75%, 5/5/2021	10	11
9.95%, 11/10/2038	5	8		Citigroup Inc
Philip Morris International Inc				4.45%, 1/10/2017	20		22
1.13%, 8/21/2017	20	20		4.50%, 1/14/2022	55		60
2.50%, 5/16/2016	15	16		5.13%, 5/5/2014	7		7
6.38%, 5/16/2038	15	21		5.88%, 1/30/2042	15		18
		$126		6.38%, 8/12/2014	50		54
				City National Corp/CA
Airlines - 0.00%				5.25%, 9/15/2020	35		38
US Airways 2001-1G Pass Through Trust				Fifth Third Capital Trust IV
7.08%, 9/20/2022(c)	2	2		6.50%, 4/15/2049(d)	5		5
				Goldman Sachs Group Inc/The
				3.63%, 2/7/2016	35		37
Automobile Asset Backed Securities - 0.83%				5.75%, 1/24/2022	45		52
Ally Auto Receivables Trust 2010-5				HBOS Capital Funding No2 LP
1.11%, 1/15/2015(d)	20	21
				6.07%, 6/29/2049(d),(e)	5		4
AmeriCredit Automobile Receivables Trust				JP Morgan Chase & Co
2012-1				1.88%, 3/20/2015	30		31
0.91%, 10/8/2015(d)	47	47
				2.00%, 8/15/2017	60		61
AmeriCredit Automobile Receivables Trust				5.40%, 1/6/2042	30		35
2012-2				Morgan Stanley
0.76%, 10/8/2015	150	150		5.50%, 7/28/2021	15		16
AmeriCredit Automobile Receivables Trust				6.38%, 7/24/2042	20		22
2012-3				PNC Financial Services Group Inc
0.71%, 12/8/2015(d)	50	50
				6.75%, 8/1/2049(d)	45		50
Mercedes-Benz Auto Lease Trust 2012-A				PNC Funding Corp
0.66%, 4/15/2014	30	30		5.25%, 11/15/2015	15		17
Nissan Auto Lease Trust				Regions Financial Corp
0.38%, 7/15/2014(d)	25	25
Santander Drive Auto Receivables Trust				5.75%, 6/15/2015	10		11
0.91%, 5/15/2015(d)	39	39		Royal Bank of Scotland Group PLC
				2.55%, 9/18/2015	80		81
Santander Drive Auto Receivables Trust 2011-				Royal Bank of Scotland PLC/The
2				4.88%, 3/16/2015	50		54
1.04%, 4/15/2014	61	61		Santander US Debt SAU
		$423		2.99%, 10/7/2013(e)	100		100
Automobile Floor Plan Asset Backed Securities - 0.47%				US Bancorp
Ally Master Owner Trust				2.95%, 7/15/2022	45		45
1.09%, 1/15/2016(d)	100	101		Wells Fargo & Co
Ford Credit Floorplan Master Owner Trust				1.50%, 7/1/2015	25		25
1.87%, 12/15/2014(d),(e)	100	100					$1,099
Nissan Master Owner Trust Receivables
0.69%, 5/15/2017(d)	40	40		Beverages - 0.32%
				Anheuser-Busch InBev Worldwide Inc
		$241		1.38%, 7/15/2017	35		35

See accompanying notes

Schedule of Investments
Balanced Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)
Beverages (continued)				Commercial Services (continued)
Anheuser-Busch InBev Worldwide Inc				BakerCorp International Inc
(continued)				8.25%, 6/1/2019(e)	$5	$5
2.50%, 7/15/2022	$35	$36		Emergency Medical Services Corp
3.75%, 7/15/2042	5	5		8.13%, 6/1/2019	10	11
5.38%, 1/15/2020	25	31		ERAC USA Finance LLC
Constellation Brands Inc				2.75%, 3/15/2017(e)	10	10
4.63%, 3/1/2023	5	5		ServiceMaster Co/TN
Corp Lindley SA				7.00%, 8/15/2020(e)	5	5
6.75%, 11/23/2021(e)	15	17		UR Merger Sub Corp
6.75%, 11/23/2021	20	23		7.63%, 4/15/2022(e)	5	5
Molson Coors Brewing Co				8.25%, 2/1/2021	10	11
5.00%, 5/1/2042	10	11				$78
		$163		Computers - 0.19%
Biotechnology - 0.28%				Affiliated Computer Services Inc
Celgene Corp				5.20%, 6/1/2015	35	38
1.90%, 8/15/2017	20	20		Hewlett-Packard Co
3.25%, 8/15/2022	10	10		3.00%, 9/15/2016	15	15
Genzyme Corp				3.30%, 12/9/2016	10	10
5.00%, 6/15/2020	15	18		Seagate HDD Cayman
Gilead Sciences Inc				6.88%, 5/1/2020	25	27
3.05%, 12/1/2016	10	11		Spansion LLC
4.40%, 12/1/2021	35	40		7.88%, 11/15/2017	10	10
5.65%, 12/1/2041	10	12				$100
Life Technologies Corp
6.00%, 3/1/2020	25	30		Diversified Financial Services - 0.55%
		$141		Aircastle Ltd
				7.63%, 4/15/2020	5	6
Building Materials - 0.07%				9.75%, 8/1/2018	15	17
Cimento Tupi SA				American Express Credit Corp
9.75%, 5/11/2018(e)	3	3		2.80%, 9/19/2016	20	21
CRH America Inc				Boyd Acquisition Sub LLC/Boyd Acquisition
8.13%, 7/15/2018	25	31		Finance Corp
		$34		8.38%, 2/15/2018(e)	5	5
				Credit Acceptance Corp
Chemicals - 0.33%				9.13%, 2/1/2017	10	11
Agrium Inc				General Electric Capital Corp
3.15%, 10/1/2022(f)	15	15
				6.38%, 11/15/2067(d)	50	53
CF Industries Inc				Goldman Sachs Capital I
7.13%, 5/1/2020	10	13		6.35%, 2/15/2034	40	40
Dow Chemical Co/The				Icahn Enterprises LP / Icahn Enterprises
7.38%, 11/1/2029	10	13		Finance Corp
Ecolab Inc				8.00%, 1/15/2018	10	11
3.00%, 12/8/2016	15	16		International Lease Finance Corp
4.35%, 12/8/2021	25	28		6.25%, 5/15/2019	5	5
5.50%, 12/8/2041	5	6		8.62%, 9/15/2015(d)	5	6
Monsanto Co				John Deere Capital Corp
2.20%, 7/15/2022	10	10		0.88%, 4/17/2015	15	15
3.60%, 7/15/2042	10	10		National Rural Utilities Cooperative Finance
Potash Corp of Saskatchewan Inc				Corp
5.88%, 12/1/2036	5	6		1.90%, 11/1/2015	30	31
Rockwood Specialties Group Inc				SquareTwo Financial Corp
4.63%, 10/15/2020	5	5		11.63%, 4/1/2017	5	4
Syngenta Finance NV				Toyota Motor Credit Corp
3.13%, 3/28/2022	30	32		0.88%, 7/17/2015	15	15
4.38%, 3/28/2042	5	6		Vesey Street Investment Trust I
Taminco Global Chemical Corp				4.40%, 9/1/2016(d)	40	43
9.75%, 3/31/2020(e)	10	11
						$283
		$171
				Electric - 0.87%
Coal- 0.05%				Baltimore Gas & Electric Co
Arch Coal Inc				2.80%, 8/15/2022	15	15
7.00%, 6/15/2019	10	8		Carolina Power & Light Co
Consol Energy Inc				2.80%, 5/15/2022	20	21
8.00%, 4/1/2017	10	11		CMS Energy Corp
Peabody Energy Corp				5.05%, 3/15/2022	20	22
6.25%, 11/15/2021(e)	5	5
				Commonwealth Edison Co
		$24		3.80%, 10/1/2042(f)	5	5
Commercial Services - 0.15%				Consumers Energy Co
ADT Corp/The				2.85%, 5/15/2022	10	10
2.25%, 7/15/2017(e)	30	31

See accompanying notes

Schedule of Investments
Balanced Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)				Entertainment (continued)
Detroit Edison Co/The				Lions Gate Entertainment Inc
3.95%, 6/15/2042	$10	$10		10.25%, 11/1/2016(e)	$5	$6
Dominion Resources Inc/VA				Peninsula Gaming LLC / Peninsula Gaming
2.25%, 9/1/2015	5	5		Corp
DTE Energy Co				10.75%, 8/15/2017	10	11
6.38%, 4/15/2033	15	20		Regal Entertainment Group
Duke Energy Carolinas LLC				9.13%, 8/15/2018	10	11
4.00%, 9/30/2042	15	15		WMG Acquisition Corp
Edison International				9.50%, 6/15/2016	5	6
3.75%, 9/15/2017	10	11		11.50%, 10/1/2018	10	11
Edison Mission Energy						$55
7.00%, 5/15/2017	5	3
Elwood Energy LLC				Environmental Control - 0.13%
8.16%, 7/5/2026	20	20		ADS Waste Holdings Inc
				8.25%, 10/1/2020(e),(f)	5	5
Energy Future Holdings Corp
9.75%, 10/15/2019	14	15		Republic Services Inc
FirstEnergy Corp				3.80%, 5/15/2018	25	28
7.38%, 11/15/2031	10	13		Waste Management Inc
Florida Power & Light Co				2.90%, 9/15/2022	10	10
4.05%, 6/1/2042	5	5		4.60%, 3/1/2021	20	23
4.13%, 2/1/2042	5	5				$66
Mirant Mid Atlantic Pass Through Trust C				Food- 0.20%
10.06%, 12/30/2028	24	28		Kraft Foods Group Inc
Nevada Power Co				2.25%, 6/5/2017(e)	15	15
5.38%, 9/15/2040	5	6		3.50%, 6/6/2022(e)	10	11
Nisource Finance Corp				5.00%, 6/4/2042(e)	15	17
3.85%, 2/15/2023	5	5		Kraft Foods Inc
5.25%, 2/15/2043	10	11		6.50%, 11/1/2031	20	25
Northern States Power Co/MN				6.50%, 2/9/2040	25	34
2.15%, 8/15/2022	20	20		Pinnacle Foods Finance LLC / Pinnacle Foods
NRG Energy Inc				Finance Corp
8.25%, 9/1/2020	10	11		9.25%, 4/1/2015	1	1
Oncor Electric Delivery Co LLC						$103
5.25%, 9/30/2040	10	11
Pacific Gas & Electric Co				Forest Products & Paper - 0.01%
4.45%, 4/15/2042	5	6		Sappi Papier Holding GmbH
PacifiCorp				7.50%, 6/15/2032(e)	5	4
3.85%, 6/15/2021	15	17
PPL Electric Utilities Corp				Gas- 0.04%
3.00%, 9/15/2021	5	5		Sempra Energy
PPL WEM Holdings PLC				2.88%, 10/1/2022	20	20
3.90%, 5/1/2016(e)	25	26
Progress Energy Inc
4.40%, 1/15/2021	20	23		Healthcare - Products - 0.14%
Public Service Co of Colorado				Angiotech Pharmaceuticals Inc
4.75%, 8/15/2041	15	18		5.00%, 12/1/2013(d)	2	2
Public Service Electric & Gas Co				9.00%, 12/1/2016	8	8
3.65%, 9/1/2042	5	5		Covidien International Finance SA
San Diego Gas & Electric Co				2.80%, 6/15/2015	40	42
3.00%, 8/15/2021	20	21		Medtronic Inc
4.30%, 4/1/2042	5	6		3.13%, 3/15/2022	15	16
Southern California Edison Co				Universal Hospital Services Inc
4.05%, 3/15/2042	15	16		7.63%, 8/15/2020(e)	5	5
Virginia Electric and Power Co						$73
2.95%, 1/15/2022	15	16		Healthcare - Services - 0.35%
		$446		Centene Corp
Electrical Components & Equipment - 0.04%				5.75%, 6/1/2017	15	16
Schneider Electric SA				Cigna Corp
2.95%, 9/27/2022(c),(e)	20	20		5.38%, 2/15/2042	5	6
				Fresenius Medical Care US Finance II Inc
				5.88%, 1/31/2022(e)	5	5
Electronics - 0.02%				HCA Inc
Viasystems Inc				7.25%, 9/15/2020	20	22
7.88%, 5/1/2019(e)	10	10
				Highmark Inc
				4.75%, 5/15/2021(e)	25	26
Entertainment - 0.11%				MultiPlan Inc
CCM Merger Inc				9.88%, 9/1/2018(e)	10	11
9.13%, 5/1/2019(e)	10	10		Radnet Management Inc
				10.38%, 4/1/2018	10	10

See accompanying notes

Schedule of Investments
Balanced Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Healthcare - Services (continued)				Machinery - Diversified - 0.01%
Roche Holdings Inc				Deere & Co
7.00%, 3/1/2039(e)	$10	$15		3.90%, 6/9/2042	$5	$5
WellPoint Inc
1.88%, 1/15/2018	15	15
3.30%, 1/15/2023	25	25		Media- 0.75%
4.65%, 1/15/2043	25	26		Cablevision Systems Corp
				8.00%, 4/15/2020	5	6
		$177		CBS Corp
Home Equity Asset Backed Securities - 0.23%				4.85%, 7/1/2042	5	5
Countrywide Asset-Backed Certificates				5.75%, 4/15/2020	15	18
5.51%, 8/25/2036	12	12		Clear Channel Worldwide Holdings Inc
Option One Mortgage Loan Trust				7.63%, 3/15/2020	5	5
0.32%, 7/25/2036(d)	67	38		Comcast Corp
Specialty Underwriting & Residential				3.13%, 7/15/2022	35	36
Finance				4.65%, 7/15/2042	15	16
0.98%, 2/25/2035(d)	21	19		5.70%, 5/15/2018	15	18
Wells Fargo Home Equity Trust				6.40%, 5/15/2038	15	19
0.51%, 8/25/2035(d)	47	47		6.50%, 1/15/2017	10	12
		$116		Cumulus Media Holdings Inc
				7.75%, 5/1/2019	10	10
Insurance - 0.58%				DIRECTV Holdings LLC / DIRECTV
American International Group Inc				Financing Co Inc
3.00%, 3/20/2015	25	26		2.40%, 3/15/2017	35	36
4.88%, 9/15/2016	80	89		DISH DBS Corp
4.88%, 6/1/2022	20	23		5.88%, 7/15/2022(e)	20	21
CNO Financial Group Inc				6.75%, 6/1/2021	10	11
9.00%, 1/15/2018(e)	10	12
				7.88%, 9/1/2019	5	6
ING US Inc				NBCUniversal Media LLC
5.50%, 7/15/2022(e)	40	42
				5.15%, 4/30/2020	40	47
Liberty Mutual Group Inc				News America Inc
6.50%, 5/1/2042(e)	5	5		3.00%, 9/15/2022(e)	20	20
7.00%, 3/15/2037(d),(e)	10	9
				6.15%, 2/15/2041	20	25
MetLife Inc				6.40%, 12/15/2035	5	6
1.56%, 12/15/2017(d),(f)	40	40
				Time Warner Cable Inc
Prudential Financial Inc				4.50%, 9/15/2042	10	10
5.88%, 9/15/2042(d)	45	46
				5.88%, 11/15/2040	10	12
XL Group PLC				Time Warner Inc
6.50%, 12/31/2049(d)	5	5
				4.90%, 6/15/2042	5	6
		$297		7.63%, 4/15/2031	5	7
Internet - 0.09%				Univision Communications Inc
				7.88%, 11/1/2020(e)	5	5
eBay Inc				8.50%, 5/15/2021(e)	10	10
0.70%, 7/15/2015	20	20
Open Solutions Inc				Viacom Inc
9.75%, 2/1/2015(e)	10	9		6.88%, 4/30/2036	10	13
Zayo Group LLC / Zayo Capital Inc				WideOpenWest Finance LLC /
8.13%, 1/1/2020	5	5		WideOpenWest Capital Corp
				13.38%, 10/15/2019(e)	5	5
10.13%, 7/1/2020	10	11
		$45				$385
Iron & Steel - 0.02%				Mining - 0.16%
AK Steel Corp				AngloGold Ashanti Holdings PLC
8.38%, 4/1/2022	5	4		5.13%, 8/1/2022	15	15
ArcelorMittal				BHP Billiton Finance USA Ltd
7.00%, 3/1/2041	5	5		1.13%, 11/21/2014	15	15
		$9		FMG Resources August 2006 Pty Ltd
				8.25%, 11/1/2019(e)	10	10
Lodging - 0.12%				Rio Tinto Finance USA PLC
Caesars Entertainment Operating Co Inc				2.00%, 3/22/2017	20	20
11.25%, 6/1/2017	10	11		4.75%, 3/22/2042	5	5
MGM Resorts International				Southern Copper Corp
8.63%, 2/1/2019(e)	5	5		6.75%, 4/16/2040	3	4
10.00%, 11/1/2016	5	6		Vale Overseas Ltd
Wyndham Worldwide Corp				4.38%, 1/11/2022	10	11
5.63%, 3/1/2021	25	28		Volcan Cia Minera SAA
7.38%, 3/1/2020	10	12		5.38%, 2/2/2022(e)	2	2
		$62				$82
Machinery - Construction & Mining - 0.02%				Miscellaneous Manufacturing - 0.18%
Caterpillar Inc				Illinois Tool Works Inc
1.50%, 6/26/2017	10	10		3.90%, 9/1/2042	15	15

See accompanying notes

Schedule of Investments
Balanced Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Miscellaneous Manufacturing (continued)				Mortgage Backed Securities (continued)
Textron Inc				Wachovia Bank Commercial Mortgage Trust
6.20%, 3/15/2015	$10	$11		(continued)
Tyco Electronics Group SA				5.41%, 10/15/2044(d)	$22		$25
1.60%, 2/3/2015	15	15		5.68%, 5/15/2046(d)	110		129
3.50%, 2/3/2022	25	26					$1,208
Tyco Flow Control International Finance SA
1.88%, 9/15/2017(e)	25	25		Office & Business Equipment - 0.03%
		$92		Xerox Corp
				6.75%, 2/1/2017	15		18
Mortgage Backed Securities - 2.36%
Banc of America Commercial Mortgage Trust
2006-3				Oil & Gas - 1.37%
5.89%, 7/10/2044	15	17		Anadarko Petroleum Corp
BCRR Trust				5.95%, 9/15/2016	30		35
5.86%, 7/17/2040(e)	25	27		6.20%, 3/15/2040	10		12
CD 2005-CD1 Commercial Mortgage Trust				Apache Corp
5.39%, 7/15/2044(d)	25	28		4.75%, 4/15/2043	5		6
CD 2006-CD3 Mortgage Trust				BP Capital Markets PLC
5.62%, 10/15/2048	35	40		3.13%, 10/1/2015	35		37
				Canadian Natural Resources Ltd
Commercial Mortgage Pass-Through				5.70%, 5/15/2017	15		18
Certificates Series 2006-C4
5.47%, 9/15/2039	65	73		Carrizo Oil & Gas Inc
				8.63%, 10/15/2018	5		5
Credit Suisse First Boston Mortgage Securities				Chaparral Energy Inc
Corp
0.96%, 11/15/2037(d),(e)	971	13		9.88%, 10/1/2020	10		11
				Chesapeake Energy Corp
4.77%, 7/15/2037	20	19		6.13%, 2/15/2021	5		5
CSMC Series 2009-RR3
5.34%, 12/15/2043(d),(e)	25	27		Concho Resources Inc
Fannie Mae				7.00%, 1/15/2021	5		6
5.78%, 6/25/2018(d)	164	15		ConocoPhillips
Fannie Mae REMICS				5.75%, 2/1/2019	15		19
3.83%, 2/25/2037(d)	50	3		Devon Energy Corp
5.00%, 3/25/2024(d)	85	7		1.88%, 5/15/2017	15		15
6.03%, 3/25/2024(d)	99	11		4.75%, 5/15/2042	5		5
6.53%, 2/25/2047	14	15		Ecopetrol SA
6.50%, 11/25/2036(d)	59	9		7.63%, 7/23/2019	40		51
6.85%, 4/25/2039(d)	8	9		EOG Resources Inc
8.24%, 3/25/2039(d)	7	9		2.63%, 3/15/2023	10		10
				EP Energy LLC / EP Energy Finance Inc
Freddie Mac				6.88%, 5/1/2019(e)	5		5
3.50%, 2/15/2025(d)	607	57
				9.38%, 5/1/2020(e)	15		16
Freddie Mac REMICS
0.82%, 8/15/2018(d)	24	24		Gazprom OAO Via Gaz Capital SA
3.50%, 3/15/2027(d)	94	12		8.63%, 4/28/2034	15		21
5.85%, 4/15/2037(d)	71	11		Hilcorp Energy I LP / Hilcorp Finance Co
				7.63%, 4/15/2021(e)	15		17
6.28%, 7/15/2041(d)	179	39
6.63%, 6/15/2020(d)	397	56		Linn Energy LLC / Linn Energy Finance
Ginnie Mae				Corp
5.00%, 10/16/2022(d)	62	5		7.75%, 2/1/2021	5		5
7.17%, 1/16/2032(d)	373	110		Nexen Inc
GS Mortgage Securities Corp II				6.40%, 5/15/2037	15		19
5.98%, 8/10/2045(d)	40	46		Occidental Petroleum Corp
JP Morgan Chase Commercial Mortgage				1.50%, 2/15/2018	10		10
				2.70%, 2/15/2023	5		5
Securities Corp				PDC Energy Inc
5.05%, 11/12/2012	9	9		12.00%, 2/15/2018	5		6
5.43%, 12/12/2043	25	29
5.54%, 6/12/2041(d)	17	17		Petrobras International Finance Co - Pifco
5.79%, 12/31/2049(d)	10	12		5.38%, 1/27/2021	60		68
				Petro-Canada
LB-UBS Commercial Mortgage Trust				5.95%, 5/15/2035	20		25
5.32%, 11/15/2040	45	47
5.43%, 2/15/2040	10	11		Petroleos de Venezuela SA
6.45%, 7/15/2040(d)	50	29		4.90%, 10/28/2014	4		4
Morgan Stanley Capital I Trust 2007-HQ12				5.25%, 4/12/2017	9		7
5.76%, 4/12/2049(d)	25	28		Petroleos Mexicanos
5.76%, 4/12/2049(d)	75	78		4.88%, 1/24/2022	30		34
RBSCF Trust 2009-RR1				6.50%, 6/2/2041	10		13
5.95%, 9/17/2039(d),(e)	50	52		Phillips 66
				1.95%, 3/5/2015(e)	15		15
UBS-Barclays Commercial Mortgage Trust
3.09%, 9/10/2022(d)	20	21		Precision Drilling Corp
Wachovia Bank Commercial Mortgage Trust				6.63%, 11/15/2020	15		16
5.12%, 7/15/2042	35	39

See accompanying notes

Schedule of Investments
Balanced Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Rowan Cos Inc				GlaxoSmithKline Capital PLC
4.88%, 6/1/2022	$15	$16		1.50%, 5/8/2017	$10		$10
5.00%, 9/1/2017	15	17		McKesson Corp
SandRidge Energy Inc				3.25%, 3/1/2016	20		22
7.50%, 2/15/2023(e)	5	5		Merck & Co Inc
Shell International Finance BV				1.10%, 1/31/2018	10		10
1.13%, 8/21/2017	25	25		3.60%, 9/15/2042	5		5
2.38%, 8/21/2022	15	15		5.95%, 12/1/2028	5		7
Total Capital International SA				6.50%, 12/1/2033(d)	10		15
1.50%, 2/17/2017	15	15		Novartis Capital Corp
1.55%, 6/28/2017	20	21		2.40%, 9/21/2022	25		25
Transocean Inc				3.70%, 9/21/2042	10		10
2.50%, 10/15/2017	25	25		Teva Pharmaceutical Finance Co BV
3.80%, 10/15/2022	10	10		2.40%, 11/10/2016	30		32
6.38%, 12/15/2021	20	24		3.65%, 11/10/2021	5		5
Venoco Inc				Watson Pharmaceuticals Inc
11.50%, 10/1/2017	5	5		1.88%, 10/1/2017(f)	30		30
		$699		3.25%, 10/1/2022(f)	40		41
				4.63%, 10/1/2042(f)	20		20
Oil & Gas Services - 0.15%				5.00%, 8/15/2014	20		21
Cameron International Corp				Wyeth LLC
1.60%, 4/30/2015	20	20		5.95%, 4/1/2037	10		14
4.50%, 6/1/2021	5	5		6.00%, 2/15/2036	5		7
6.38%, 7/15/2018	25	30					$392
7.00%, 7/15/2038	5	7
Weatherford International Ltd/Bermuda				Pipelines - 0.46%
4.50%, 4/15/2022	5	5		El Paso LLC
5.95%, 4/15/2042	10	11		7.75%, 1/15/2032	5		6
		$78		El Paso Pipeline Partners Operating Co LLC
				5.00%, 10/1/2021	15		17
Other Asset Backed Securities - 1.54%				Energy Transfer Equity LP
Carrington Mortgage Loan Trust				7.50%, 10/15/2020	10		11
0.50%, 12/25/2035(d)	243	238
				Energy Transfer Partners LP
Citigroup Mortgage Loan Trust 2007-WFH2				6.05%, 6/1/2041	10		11
0.37%, 3/25/2037(d)	48	48
				6.50%, 2/1/2042	5		6
Countrywide Asset-Backed Certificates				Enterprise Products Operating LLC
0.47%, 3/25/2036(d)	88	56
1.82%, 1/25/2034(d)	123	87		4.45%, 2/15/2043	15		15
				4.85%, 8/15/2042	5		5
First Horizon Asset Backed Trust				6.45%, 9/1/2040	5		6
0.35%, 10/25/2026(d)	74	55
				8.38%, 8/1/2066	25		28
GE Dealer Floorplan Master Note Trust				Kinder Morgan Energy Partners LP
0.82%, 7/20/2016(d)	200	201
				5.30%, 9/15/2020	20		23
JP Morgan Mortgage Acquisition Corp				5.63%, 9/1/2041	10		11
0.37%, 3/25/2037(d)	75	61
				MarkWest Energy Partners LP / MarkWest
5.45%, 11/25/2036	22	22		Energy Finance Corp
Marriott Vacation Club Owner Trust 2007-1				6.25%, 6/15/2022	10		11
5.52%, 5/20/2029(d),(e)	9	10
				NGPL PipeCo LLC
MSDWCC Heloc Trust				9.63%, 6/1/2019(e)	10		12
0.41%, 7/25/2017(d)	13	11
				ONEOK Partners LP
		$789		3.25%, 2/1/2016	25		26
Packaging & Containers - 0.07%				Regency Energy Partners LP / Regency Energy
Crown Cork & Seal Co Inc				Finance Corp
7.38%, 12/15/2026	22	24		5.50%, 4/15/2023(f)	5		5
Exopack Holding Corp				TransCanada PipeLines Ltd
10.00%, 6/1/2018	5	5		2.50%, 8/1/2022	20		20
Rock-Tenn Co				Western Gas Partners LP
4.00%, 3/1/2023(e)	5	5		4.00%, 7/1/2022	20		21
		$34					$234
Pharmaceuticals - 0.77%				Real Estate - 0.03%
Endo Health Solutions Inc				WEA Finance LLC / WT Finance Aust Pty
7.25%, 1/15/2022	10	11		Ltd
Express Scripts Holding Co				3.38%, 10/3/2022(e),(f)	15		15
2.75%, 11/21/2014(e)	25	26
3.50%, 11/15/2016(e)	15	16
3.90%, 2/15/2022(e)	25	27		REITS- 0.17%
6.13%, 11/15/2041(e)	15	19		DDR Corp
				4.63%, 7/15/2022	10		11
GlaxoSmithKline Capital Inc				4.75%, 4/15/2018	35		39
5.38%, 4/15/2034	15	19		DuPont Fabros Technology LP
				8.50%, 12/15/2017	5		6

See accompanying notes

Schedule of Investments
Balanced Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

REITS (continued)			Sovereign (continued)
iStar Financial Inc			Turkey Government International Bond
9.00%, 6/1/2017	$5	$5	(continued)
Rayonier Inc			7.25%, 3/15/2015	$15		$17
3.75%, 4/1/2022	10	10	Venezuela Government International Bond
Simon Property Group LP			9.25%, 9/15/2027	33		30
4.75%, 3/15/2042	15	16				$225
		$87	Student Loan Asset Backed Securities - 0.19%
Retail - 0.43%			SLM Student Loan Trust
AmeriGas Finance LLC/AmeriGas Finance			1.00%, 10/25/2017(d)	73		73
Corp			1.75%, 1/25/2018(d)	25		26
7.00%, 5/20/2022	10	11				$99
CVS Caremark Corp
5.75%, 5/15/2041	10	13	Telecommunications - 0.78%
6.60%, 3/15/2019	15	19	America Movil SAB de CV
CVS Pass-Through Trust			5.63%, 11/15/2017	12		14
5.77%, 1/10/2033(e)	19	22	AT&T Inc
5.93%, 1/10/2034(e)	10	12	1.60%, 2/15/2017	25		26
7.51%, 1/10/2032(e)	5	6	1.70%, 6/1/2017	40		41
Lowe's Cos Inc			3.00%, 2/15/2022	20		21
4.65%, 4/15/2042	5	5	5.55%, 8/15/2041	15		19
Macy's Retail Holdings Inc			6.15%, 9/15/2034	15		19
5.75%, 7/15/2014	5	5	Cisco Systems Inc
5.90%, 12/1/2016	15	18	5.90%, 2/15/2039	10		13
Nordstrom Inc			Clearwire Communications LLC/Clearwire
6.25%, 1/15/2018	20	24	Finance Inc
			12.00%, 12/1/2015(e)	5		5
Rite Aid Corp
9.75%, 6/12/2016	10	11	Embarq Corp
Sally Holdings LLC / Sally Capital Inc			8.00%, 6/1/2036	5		6
5.75%, 6/1/2022	10	11	Goodman Networks Inc
			12.13%, 7/1/2018(e)	5		5
Suburban Propane Partners LP/Suburban
Energy Finance Corp			Intelsat Luxembourg SA
7.38%, 3/15/2020	10	11	11.50%, 2/4/2017	20		21
Walgreen Co			11.25%, 2/4/2017	20		21
1.80%, 9/15/2017	30	30	Level 3 Communications Inc
3.10%, 9/15/2022	15	15	11.88%, 2/1/2019	12		13
Wal-Mart Stores Inc			Level 3 Financing Inc
5.00%, 10/25/2040	5	6	8.13%, 7/1/2019	5		5
		$219	NII Capital Corp
			7.63%, 4/1/2021	5		4
Savings & Loans - 0.15%			Qwest Corp
Santander Holdings USA Inc/PA			6.75%, 12/1/2021	20		24
3.00%, 9/24/2015	45	46	SBA Tower Trust
4.63%, 4/19/2016	30	31	4.25%, 4/15/2040(d),(e)	25		26
		$77	Sprint Nextel Corp
			7.00%, 3/1/2020(e)	5		6
Semiconductors - 0.01%			7.00%, 8/15/2020	10		11
Jazz Technologies Inc			9.00%, 11/15/2018(e)	5		6
8.00%, 6/30/2015	5	4	9.13%, 3/1/2017	5		6
			Telefonica Emisiones SAU
Software - 0.05%			3.73%, 4/27/2015	25		25
Oracle Corp			Verizon Communications Inc
5.38%, 7/15/2040	15	19	2.00%, 11/1/2016	45		47
6.13%, 7/8/2039	5	7	Verizon Global Funding Corp
		$26	7.75%, 12/1/2030	10		15
			Virgin Media Finance PLC
Sovereign - 0.44%			5.25%, 2/15/2022	2		2
Argentina Boden Bonds						$401
7.00%, PIK 7.00%, 10/3/2015(g)	5	4
Indonesia Government International Bond			Transportation - 0.20%
7.25%, 4/20/2015	5	6	CSX Corp
Mexico Government International Bond			4.25%, 6/1/2021	15		17
3.63%, 3/15/2022	40	44	4.75%, 5/30/2042	15		16
4.75%, 3/8/2044	16	18	5.50%, 4/15/2041	10		12
Poland Government International Bond			6.25%, 3/15/2018	15		19
3.00%, 3/17/2023	10	10	Kansas City Southern de Mexico SA de CV
Russian Foreign Bond - Eurobond			6.13%, 6/15/2021	7		8
7.50%, 3/31/2030(d)	27	33	Navios Maritime Acquisition Corp / Navios
7.50%, 3/31/2030(e)	44	56	Acquisition Finance US Inc
Turkey Government International Bond			8.63%, 11/1/2017	5		5
6.88%, 3/17/2036	6	7

See accompanying notes

Schedule of Investments
Balanced Account
September 30, 2012 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Transportation (continued)				Federal National Mortgage Association (FNMA) (continued)
Navios Maritime Holdings Inc / Navios				6.00%, 11/1/2037	$50	$56
Maritime Finance US Inc				6.00%, 3/1/2038	23	26
8.88%, 11/1/2017	$5	$5		6.50%, 2/1/2032	14	17
PHI Inc				6.50%, 7/1/2037	10	11
8.63%, 10/15/2018	5	5		6.50%, 7/1/2037	9	10
Swift Services Holdings Inc				6.50%, 2/1/2038	12	14
10.00%, 11/15/2018	15	16		6.50%, 9/1/2038	26	30
		$103				$2,917
TOTAL BONDS		$9,817		Government National Mortgage Association (GNMA) - 3.58%
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 18.29%	Amount (000's)	Value(000	's)	1.63%, 7/20/2034(d)	168	174
Federal Home Loan Mortgage Corporation (FHLMC) - 2.34%				1.63%, 7/20/2035(d)	208	215
				3.50%, 10/1/2041(h)	100	110
3.50%, 4/1/2042	$40	$43		3.50%, 5/15/2042	99	109
3.50%, 10/1/2042(h)	50	54		4.00%, 10/1/2040	235	259
4.00%, 10/1/2041	24	26		4.00%, 10/15/2041	95	106
4.50%, 4/1/2031	64	70		4.00%, 10/20/2041	89	98
4.50%, 4/1/2041	218	236		4.50%, 1/20/2042	181	200
5.00%, 6/1/2031	30	32		5.00%, 2/15/2039	145	161
5.00%, 8/1/2040	198	218		5.00%, 6/20/2040	122	136
5.00%, 6/1/2041	75	83		5.00%, 6/20/2042	49	54
5.50%, 12/1/2022	18	19		5.50%, 10/1/2041(h)	90	100
5.50%, 5/1/2036	53	58		6.00%, 9/20/2026	20	23
6.00%, 1/1/2029	15	17		6.00%, 1/15/2029	47	54
6.00%, 10/1/2036(d)	30	33		6.00%, 6/15/2032	4	4
6.00%, 8/1/2037	70	78		7.00%, 5/15/2031	9	11
6.00%, 1/1/2038(d)	14	15		7.00%, 2/20/2032	14	17
6.00%, 7/1/2038	52	58				$1,831
6.50%, 6/1/2017	16	17
6.50%, 5/1/2031	5	6		U.S. Treasury - 6.66%
				0.13%, 8/31/2013	50	50
6.50%, 6/1/2031	15	18		0.25%, 5/15/2015	15	15
6.50%, 11/1/2031	5	6
6.50%, 10/1/2035	34	39		0.25%, 7/15/2015	50	50
				0.88%, 4/30/2017	50	51
7.00%, 12/1/2027	17	20		1.00%, 8/31/2016	295	301
7.50%, 8/1/2030	2	2
8.00%, 12/1/2030	40	50		1.25%, 10/31/2015	300	308
				1.25%, 4/30/2019	200	204
		$1,198		1.50%, 7/31/2016	205	213
Federal National Mortgage Association (FNMA) - 5.71%				1.75%, 5/15/2022	195	198
2.50%, 10/1/2027(h)	410	431		2.00%, 2/15/2022	100	104
2.66%, 7/1/2034(d)	8	8		2.63%, 2/29/2016	350	377
2.81%, 3/1/2035(d)	19	20		3.13%, 1/31/2017	350	389
2.86%, 4/1/2037(d)	17	18		3.13%, 5/15/2019	45	51
3.00%, 10/1/2026(h)	40	42		3.13%, 11/15/2041	30	32
3.00%, 10/1/2042(h)	90	95		3.13%, 2/15/2042	15	16
3.25%, 6/1/2041(d)	130	137		4.00%, 8/15/2018	205	243
3.50%, 3/1/2042	25	27		4.38%, 5/15/2040	75	99
3.50%, 10/1/2042(h)	25	27		6.00%, 2/15/2026	305	446
4.00%, 8/1/2020	16	18		8.13%, 8/15/2019	175	259
4.00%, 10/1/2026(h)	100	107				$3,406
4.00%, 2/1/2031	17	18		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
4.00%, 5/1/2031	29	32				$9,352
4.00%, 6/1/2031	36	39			Maturity
4.00%, 12/1/2040	22	24		REPURCHASE AGREEMENTS - 2.33%	Amount (000's)	Value(000	's)
4.00%, 1/1/2041	263	289
4.00%, 3/1/2041	46	52		Banks- 2.33%
4.00%, 10/1/2041(h)	250	269		Investment in Joint Trading Account; Credit	$305	$305
4.50%, 5/1/2031	146	159		Suisse Repurchase Agreement; 0.18%
4.50%, 5/1/2040	165	185		dated 9/28/2012 maturing 10/1/2012
4.50%, 5/1/2040	27	30		(collateralized by US Government
4.50%, 7/1/2040	32	35		Securities; $311,183; 3.50% - 10.63%;
4.50%, 1/1/2041	23	25		dated 08/15/15 - 08/15/40)
4.50%, 1/1/2041	203	226		Investment in Joint Trading Account; Deutsche	214	214
5.00%, 10/1/2041(h)	75	82		Bank Repurchase Agreement; 0.20% dated
5.50%, 9/1/2033	24	26		9/28/2012 maturing 10/1/2012
5.50%, 4/1/2035	11	13		(collateralized by US Government
5.50%, 7/1/2038	134	152		Securities; $217,828; 0.00% - 7.50%; dated
5.50%, 5/1/2040	80	88		11/30/12 - 01/01/48)
5.66%, 2/1/2036(d)	13	15
6.00%, 2/1/2025	58	64

See accompanying notes

Schedule of Investments Balanced Account September 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; JP	$320	$320
Morgan Repurchase Agreement; 0.18%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $326,742; 4.38% - 11.25%;
dated 02/15/15 - 11/15/39)
Investment in Joint Trading Account; Merrill	351	351
Lynch Repurchase Agreement; 0.13%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $357,860; 0.00% - 5.50%; dated
11/30/12 - 07/15/36)
		$1,190
TOTAL REPURCHASE AGREEMENTS		$1,190
Total Investments		$52,567
Liabilities in Excess of Other Assets, Net - (2.81)%		$(1,437)
TOTAL NET ASSETS - 100.00%		$51,130

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $22 or 0.04% of net assets.
(d)	Variable Rate. Rate shown is in effect at September 30, 2012.
(e)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,139 or 2.23% of net assets.
(f) Security purchased on a when-issued basis.
(g)		Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)
Sector		Percent
Financial		16 .34%
Consumer, Non-cyclical		14 .00%
Mortgage Securities		13 .99%
Energy		9.55%
Technology		9.52%
Communications		8.34%
Consumer, Cyclical		8.17%
Government		7.10%
Industrial		6.49%
Basic Materials		3.41%
Asset Backed Securities		3.26%
Utilities		2.45%
Exchange Traded Funds		0.12%
Diversified		0.07%
Liabilities in Excess of Other Assets, Net		(2 .81)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal
Semiconductors - 0.00%			BONDS (continued)	Amount (000's)	Value (000's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588	$—	Automobile Asset Backed Securities (continued)
			Santander Drive Auto Receivables Trust 2011-
TOTAL COMMON STOCKS		$—	S1
	Principal		1.48%, 05/15/2017(d)	$183	$183
BONDS- 55.69%	Amount (000's)	Value (000's)	Santander Drive Auto Receivables Trust 2012-
			4
Advertising - 0.30%			1.06%, 08/17/2015	1,050	1,053
Interpublic Group of Cos Inc/The			World Omni Automobile Lease Securitization
4.00%, 03/15/2022	$165	$173	Trust
6.25%, 11/15/2014	100	108	0.93%, 11/16/2015(e)	725	730
10.00%, 07/15/2017	640	711			$11,524
		$992
			Automobile Floor Plan Asset Backed Securities - 1.85%
Aerospace & Defense - 0.28%			Ally Master Owner Trust
Air 2 US			0.85%, 05/15/2016(e)	2,100	2,104
8.63%, 10/01/2020(c),(d)	59	59	1.09%, 01/15/2016(e)	940	947
United Technologies Corp			1.97%, 01/15/2015(d),(e)	900	904
1.20%, 06/01/2015	125	127	Ford Credit Floorplan Master Owner Trust
1.80%, 06/01/2017	270	280	0.82%, 09/15/2015(e)	1,100	1,105
4.50%, 06/01/2042	410	460	1.87%, 12/15/2014(d),(e)	325	326
		$926	Nissan Master Owner Trust Receivables
			0.69%, 05/15/2017(e)	785	789
Agriculture - 0.60%
Altria Group Inc					$6,175
2.85%, 08/09/2022	625	623	Automobile Manufacturers - 0.40%
4.25%, 08/09/2042	285	283	Daimler Finance North America LLC
4.75%, 05/05/2021	365	418	1.30%, 07/31/2015(d)	665	668
9.95%, 11/10/2038	45	76	Ford Motor Co
Philip Morris International Inc			7.40%, 11/01/2046	175	210
1.13%, 08/21/2017	330	330	Jaguar Land Rover PLC
2.50%, 05/16/2016	175	185	7.75%, 05/15/2018(d)	150	162
3.88%, 08/21/2042	5	5	Nissan Motor Acceptance Corp
6.38%, 05/16/2038	5	7	1.95%, 09/12/2017(d)	295	297
Southern States Cooperative Inc					$1,337
11.25%, 05/15/2015(d)	70	73
		$2,000	Automobile Parts & Equipment - 0.02%
			GT 2005 Bonds BV
Airlines - 0.02%			8.00%, 07/21/2014(e)	58	58
US Airways 2001-1G Pass Through Trust
7.08%, 09/20/2022(c)	55	57
			Banks- 6.52%
			ABN Amro North American Holding Preferred
Automobile Asset Backed Securities - 3.45%			Capital Repackage Trust I
Ally Auto Receivables Trust 2010-5			6.52%, 12/29/2049(d),(e)	95	88
1.11%, 01/15/2015(e)	760	763
			Akbank TAS
AmeriCredit Automobile Receivables Trust			5.13%, 07/22/2015	100	103
2011-2			Ally Financial Inc
0.90%, 09/08/2014	72	72	5.50%, 02/15/2017	130	136
AmeriCredit Automobile Receivables Trust			8.00%, 03/15/2020	135	158
2012-1			Associated Banc-Corp
0.91%, 10/08/2015(e)	1,683	1,689
			5.13%, 03/28/2016	955	1,049
AmeriCredit Automobile Receivables Trust			Banco de Credito del Peru/Panama
2012-2			5.38%, 09/16/2020(d)	50	54
0.76%, 10/08/2015	770	772	Bancolombia SA
AmeriCredit Automobile Receivables Trust			5.13%, 09/11/2022	200	202
2012-3			5.95%, 06/03/2021	100	113
0.71%, 12/08/2015(e)	1,000	1,002
			Bank of America Corp
Mercedes-Benz Auto Lease Trust 2011-B			5.65%, 05/01/2018	965	1,100
0.90%, 01/15/2014(d)	443	443
			5.88%, 02/07/2042	340	397
Mercedes-Benz Auto Lease Trust 2012-A			8.00%, 12/29/2049(e)	50	54
0.66%, 04/15/2014	685	686	BBVA Banco Continental SA
Nissan Auto Lease Trust			5.00%, 08/26/2022(d)	150	154
0.38%, 07/15/2014(e)	445	446
			BBVA Bancomer SA/Texas
Santander Drive Auto Receivables Trust			6.75%, 09/30/2022(d)	505	552
0.91%, 05/15/2015(e)	3,215	3,226
			BNP Paribas SA
Santander Drive Auto Receivables Trust 2011-			2.38%, 09/14/2017	225	226
1			BPCE SA
0.96%, 02/18/2014	79	79	2.38%, 10/04/2013(d)	950	953
Santander Drive Auto Receivables Trust 2011-			Capital One Financial Corp
2			2.15%, 03/23/2015	345	354
1.04%, 04/15/2014	380	380	CIT Group Inc
			5.00%, 08/15/2022	195	203

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)			Beverages (continued)
CIT Group Inc (continued)			Anheuser-Busch InBev Worldwide Inc
6.63%, 04/01/2018(d)	$115	$131	(continued)
Citigroup Inc			5.38%, 01/15/2020	$35		$43
4.50%, 01/14/2022	990	1,087	Constellation Brands Inc
5.13%, 05/05/2014	85	90	4.63%, 03/01/2023	80		82
5.88%, 01/30/2042	310	373	Corp Lindley SA
6.38%, 08/12/2014	690	751	6.75%, 11/23/2021(d)	100		112
City National Corp/CA			Molson Coors Brewing Co
5.25%, 09/15/2020	515	559	5.00%, 05/01/2042	125		140
Cooperatieve Centrale Raiffeisen-			Pernod-Ricard SA
Boerenleenbank BA/Netherlands			2.95%, 01/15/2017(d)	225		235
11.00%, 12/29/2049(d),(e)	281	369	4.25%, 07/15/2022(d)	285		310
Credit Agricole SA			5.50%, 01/15/2042(d)	220		251
3.00%, 10/01/2017(d),(f)	300	299	SABMiller Holdings Inc
Fifth Third Capital Trust IV			2.45%, 01/15/2017(d)	685		717
6.50%, 04/15/2049(e)	95	95	3.75%, 01/15/2022(d)	630		684
Goldman Sachs Group Inc/The						$3,997
3.63%, 02/07/2016	605	638
5.75%, 01/24/2022	675	778	Biotechnology - 0.70%
HBOS Capital Funding No2 LP			Amgen Inc
6.07%, 06/29/2049(d),(e)	40	31	5.75%, 03/15/2040	85		99
ING Bank NV			Celgene Corp
3.75%, 03/07/2017(d)	705	743	1.90%, 08/15/2017	390		396
JP Morgan Chase & Co			3.25%, 08/15/2022	190		192
1.88%, 03/20/2015	475	485	Genzyme Corp
2.00%, 08/15/2017	1,030	1,039	5.00%, 06/15/2020	230		274
5.40%, 01/06/2042	280	326	Gilead Sciences Inc
LBG Capital No.1 PLC			3.05%, 12/01/2016	135		145
8.00%, 12/29/2049(d),(e)	90	86	4.40%, 12/01/2021	595		676
Morgan Stanley			5.65%, 12/01/2041	75		94
4.75%, 03/22/2017	285	306	Life Technologies Corp
5.50%, 07/28/2021	245	268	6.00%, 03/01/2020	400		476
6.00%, 04/28/2015	325	352				$2,352
6.38%, 07/24/2042	270	297	Building Materials - 0.11%
6.63%, 04/01/2018	345	396	Cimento Tupi SA
NB Capital Trust II			9.75%, 05/11/2018(d)	54		55
7.83%, 12/15/2026	700	711	CRH America Inc
PNC Financial Services Group Inc			8.13%, 07/15/2018	185		225
6.75%, 08/01/2049(e)	710	793	USG Corp
PNC Funding Corp			7.88%, 03/30/2020(d)	75		81
5.25%, 11/15/2015	290	324				$361
PNC Preferred Funding Trust III
8.70%, 02/28/2049(d),(e)	200	203	Chemicals - 1.19%
Regions Financial Corp			Agrium Inc
5.75%, 06/15/2015	175	188	3.15%, 10/01/2022(f)	225		226
Royal Bank of Scotland Group PLC			Ashland Inc
2.55%, 09/18/2015	695	703	4.75%, 08/15/2022(d)	85		87
Russian Agricultural Bank OJSC Via RSHB			CF Industries Inc
Capital SA			7.13%, 05/01/2020	195		245
5.30%, 12/27/2017(d)	200	212	Dow Chemical Co/The
Santander US Debt SAU			7.38%, 11/01/2029	155		205
2.99%, 10/07/2013(d)	600	599	Ecolab Inc
Turkiye Garanti Bankasi AS			3.00%, 12/08/2016	265		285
4.00%, 09/13/2017(d)	200	200	4.35%, 12/08/2021	375		425
UBS AG/Stamford CT			5.50%, 12/08/2041	135		168
7.63%, 08/17/2022	625	653	Ineos Finance PLC
US Bancorp			7.50%, 05/01/2020(d)	70		71
2.95%, 07/15/2022	735	742	LyondellBasell Industries NV
Wells Fargo & Co			5.75%, 04/15/2024	240		273
1.50%, 07/01/2015	440	447	6.00%, 11/15/2021	200		228
Wells Fargo Bank NA			Mexichem SAB de CV
0.65%, 05/16/2016(e)	625	608	4.88%, 09/19/2022(d)	200		203
		$21,778	Monsanto Co
			2.20%, 07/15/2022	170		170
Beverages - 1.20%			3.60%, 07/15/2042	225		223
Anheuser-Busch InBev Worldwide Inc			NOVA Chemicals Corp
1.38%, 07/15/2017	550	557	8.63%, 11/01/2019	102		116
2.50%, 07/15/2022	755	766	Potash Corp of Saskatchewan Inc
3.75%, 07/15/2042	95	95	5.88%, 12/01/2036	110		141
4.13%, 01/15/2015	5	5

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Chemicals (continued)			Diversified Financial Services - 2.10%
Rockwood Specialties Group Inc			Aircastle Ltd
4.63%, 10/15/2020	$60	$61	7.63%, 04/15/2020	$45		$50
Syngenta Finance NV			9.75%, 08/01/2018	160		182
3.13%, 03/28/2022	360	378	American Express Credit Corp
4.38%, 03/28/2042	130	142	2.80%, 09/19/2016	420		447
Taminco Global Chemical Corp			American Honda Finance Corp
9.75%, 03/31/2020(d)	310	335	1.00%, 08/11/2015(d)	270		270
		$3,982	Boyd Acquisition Sub LLC/Boyd Acquisition
			Finance Corp
Coal- 0.14%			8.38%, 02/15/2018(d)	130		135
Arch Coal Inc			Credit Acceptance Corp
7.00%, 06/15/2019	180	151	9.13%, 02/01/2017	230		254
Consol Energy Inc			Ford Motor Credit Co LLC
8.00%, 04/01/2017	220	230	2.75%, 05/15/2015	200		204
Peabody Energy Corp			3.00%, 06/12/2017	460		468
6.25%, 11/15/2021(d)	100	100
			3.88%, 01/15/2015	140		146
		$481	4.25%, 09/20/2022	385		394
Commercial Services - 0.38%			5.88%, 08/02/2021	285		322
ADT Corp/The			General Electric Capital Corp
2.25%, 07/15/2017(d)	500	514	6.25%, 12/15/2022(e)	1,500		1,583
BakerCorp International Inc			Goldman Sachs Capital I
8.25%, 06/01/2019(d)	75	76	6.35%, 02/15/2034	125		126
Emergency Medical Services Corp			Icahn Enterprises LP / Icahn Enterprises
8.13%, 06/01/2019	84	89	Finance Corp
ERAC USA Finance LLC			8.00%, 01/15/2018	220		236
2.75%, 03/15/2017(d)	155	160	ILFC E-Capital Trust II
RSC Equipment Rental Inc / RSC Holdings III			6.25%, 12/21/2065(d),(e)	130		103
LLC			International Lease Finance Corp
8.25%, 02/01/2021	200	219	6.25%, 05/15/2019	125		134
ServiceMaster Co/TN			8.62%, 09/15/2015(e)	135		154
7.00%, 08/15/2020(d)	150	154	John Deere Capital Corp
UR Merger Sub Corp			0.88%, 04/17/2015	105		106
7.63%, 04/15/2022(d)	40	44	National Rural Utilities Cooperative Finance
		$1,256	Corp
			1.90%, 11/01/2015	500		516
Computers - 0.57%			Serta Simmons Holdings LLC
Affiliated Computer Services Inc			8.13%, 10/01/2020(d),(f)	60		60
5.20%, 06/01/2015	470	505	Springleaf Finance Corp
Hewlett-Packard Co			6.90%, 12/15/2017	100		85
3.00%, 09/15/2016	360	372	SquareTwo Financial Corp
3.30%, 12/09/2016	160	167	11.63%, 04/01/2017	115		102
Seagate HDD Cayman			Toyota Motor Credit Corp
6.88%, 05/01/2020	600	640	0.88%, 07/17/2015	215		216
Spansion LLC			Vesey Street Investment Trust I
7.88%, 11/15/2017	210	207	4.40%, 09/01/2016(e)	680		728
		$1,891				$7,021
Consumer Products - 0.19%			Electric - 2.67%
Reynolds Group Issuer Inc / Reynolds Group			Abu Dhabi National Energy Co
Issuer LLC / Reynolds Group Issuer			6.50%, 10/27/2036	200		251
(Luxembourg) S.A.			Baltimore Gas & Electric Co
5.75%, 10/15/2020(d)	55	55	2.80%, 08/15/2022	220		222
7.13%, 04/15/2019	335	353	Carolina Power & Light Co
7.88%, 08/15/2019	200	216	2.80%, 05/15/2022	350		364
		$624	Centrais Eletricas Brasileiras SA
			5.75%, 10/27/2021(d)	200		222
Cosmetics & Personal Care - 0.01%
Estee Lauder Cos Inc/The			CMS Energy Corp
3.70%, 08/15/2042	35	34	5.05%, 03/15/2022	285		314
			Commonwealth Edison Co
			3.80%, 10/01/2042(f)	115		116
Credit Card Asset Backed Securities - 1.16%			Consumers Energy Co
Chase Issuance Trust			2.85%, 05/15/2022	160		167
0.32%, 05/16/2016(e)	1,500	1,501	Detroit Edison Co/The
Citibank Omni Master Trust			3.95%, 06/15/2042	125		130
2.97%, 08/15/2018(d),(e)	600	628	Dominion Resources Inc/VA
Discover Card Master Trust			1.95%, 08/15/2016	170		176
0.42%, 01/16/2018(e)	1,000	1,003	2.25%, 09/01/2015	240		250
0.86%, 11/15/2017(e)	725	732	DTE Energy Co
		$3,864	6.38%, 04/15/2033	260		341

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)			Electronics - 0.05%
Duke Energy Carolinas LLC			Viasystems Inc
4.00%, 09/30/2042	$320	$326	7.88%, 05/01/2019(d)	$185	$185
Edison International
3.75%, 09/15/2017	160	172
Edison Mission Energy			Engineering & Construction - 0.03%
7.00%, 05/15/2017	170	88	Odebrecht Finance Ltd
Elwood Energy LLC			7.00%, 04/21/2020	100	113
8.16%, 07/05/2026	171	172
Energy Future Holdings Corp			Entertainment - 0.41%
9.75%, 10/15/2019	213	228	Choctaw Resort Development Enterprise
10.00%, 01/15/2020(e)	85	94	7.25%, 11/15/2019(d)	322	280
Energy Future Intermediate Holding Co LLC			Lions Gate Entertainment Inc
9.75%, 10/15/2019	90	96	10.25%, 11/01/2016(d)	160	178
FirstEnergy Corp			Peninsula Gaming LLC / Peninsula Gaming
7.38%, 11/15/2031	165	216	Corp
Florida Power & Light Co			8.38%, 08/15/2015	160	167
4.05%, 06/01/2042	115	123	10.75%, 08/15/2017	115	130
4.13%, 02/01/2042	120	131	Regal Entertainment Group
Indiantown Cogeneration LP			9.13%, 08/15/2018	170	190
9.77%, 12/15/2020	143	151	WMG Acquisition Corp
Jersey Central Power & Light Co			9.50%, 06/15/2016	175	191
5.63%, 05/01/2016	160	185	9.50%, 06/15/2016	60	66
Mirant Mid Atlantic Pass Through Trust C			11.50%, 10/01/2018	90	101
10.06%, 12/30/2028	399	458	WMG Holdings Corp
Nevada Power Co			13.75%, 10/01/2019	60	66
5.38%, 09/15/2040	80	97			$1,369
Nisource Finance Corp
3.85%, 02/15/2023	110	115	Environmental Control - 0.32%
5.25%, 02/15/2043	190	212	ADS Waste Holdings Inc
			8.25%, 10/01/2020(d),(f)	105	107
Northern States Power Co/MN
2.15%, 08/15/2022	330	330	Republic Services Inc
NRG Energy Inc			3.80%, 05/15/2018	400	445
6.63%, 03/15/2023(d)	40	41	Waste Management Inc
8.25%, 09/01/2020	165	180	2.90%, 09/15/2022	195	195
Oncor Electric Delivery Co LLC			7.75%, 05/15/2032	235	336
5.25%, 09/30/2040	160	171			$1,083
Pacific Gas & Electric Co			Food- 0.58%
4.45%, 04/15/2042	105	115	Kraft Foods Group Inc
PacifiCorp			2.25%, 06/05/2017(d)	285	293
3.85%, 06/15/2021	275	310	3.50%, 06/06/2022(d)	255	269
4.10%, 02/01/2042	120	127	5.00%, 06/04/2042(d)	285	318
PPL Electric Utilities Corp			Kraft Foods Inc
3.00%, 09/15/2021	80	85	6.50%, 11/01/2031	365	465
PPL WEM Holdings PLC			6.50%, 02/09/2040	380	515
3.90%, 05/01/2016(d)	390	410	Pinnacle Foods Finance LLC / Pinnacle Foods
Progress Energy Inc			Finance Corp
4.40%, 01/15/2021	280	315	9.25%, 04/01/2015	75	77
Public Service Co of Colorado					$1,937
4.75%, 08/15/2041	250	297
Public Service Electric & Gas Co			Forest Products & Paper - 0.14%
3.65%, 09/01/2042	55	55	PH Glatfelter Co
San Diego Gas & Electric Co			5.38%, 10/15/2020(d),(f)	35	35
3.00%, 08/15/2021	325	348	Sappi Papier Holding GmbH
4.30%, 04/01/2042	125	140	7.50%, 06/15/2032(d)	155	133
Southern California Edison Co			Smurfit Kappa Acquisitions
4.05%, 03/15/2042	260	275	4.88%, 09/15/2018(d)	200	198
Star Energy Geothermal Wayang Windu Ltd			Verso Paper Holdings LLC / Verso Paper Inc
11.50%, 02/12/2015	100	107	11.75%, 01/15/2019(d)	95	100
Virginia Electric and Power Co					$466
2.95%, 01/15/2022	175	185	Gas- 0.10%
		$8,908	Sempra Energy
Electrical Components & Equipment - 0.09%			2.88%, 10/01/2022	335	339
Schneider Electric SA
2.95%, 09/27/2022(c),(d)	285	287
			Healthcare - Products - 0.19%
			Angiotech Pharmaceuticals Inc
			5.00%, 12/01/2013(e)	31	31
			9.00%, 12/01/2016	228	230
			Kinetic Concepts Inc / KCI USA Inc
			10.50%, 11/01/2018(d)	60	63

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Healthcare - Products (continued)			Insurance (continued)
Medtronic Inc			MetLife Inc
3.13%, 03/15/2022	$150	$160	1.56%, 12/15/2017(e),(f)	$150	$151
Universal Hospital Services Inc			Prudential Financial Inc
7.63%, 08/15/2020(d)	150	156	5.88%, 09/15/2042(e)	740	758
		$640	XL Group PLC
			6.50%, 12/31/2049(e)	45	41
Healthcare - Services - 0.98%					$5,109
Centene Corp
5.75%, 06/01/2017	235	252	Internet - 0.21%
Cigna Corp			eBay Inc
5.38%, 02/15/2042	100	112	0.70%, 07/15/2015	305	307
Fresenius Medical Care US Finance II Inc			Open Solutions Inc
5.88%, 01/31/2022(d)	85	91	9.75%, 02/01/2015(d)	140	119
Fresenius Medical Care US Finance Inc			Zayo Group LLC / Zayo Capital Inc
6.50%, 09/15/2018(d)	55	62	8.13%, 01/01/2020	65	71
HCA Inc			10.13%, 07/01/2020	175	193
7.25%, 09/15/2020	170	191			$690
8.50%, 04/15/2019	290	327
Highmark Inc			Investment Companies - 0.10%
4.75%, 05/15/2021(d)	355	364	Grupo Aval Ltd
			4.75%, 09/26/2022(d)	350	345
MultiPlan Inc
9.88%, 09/01/2018(d)	325	359
Radnet Management Inc			Iron & Steel - 0.04%
10.38%, 04/01/2018	130	131	AK Steel Corp
Roche Holdings Inc			8.38%, 04/01/2022	105	90
7.00%, 03/01/2039(d)	200	301	ArcelorMittal
WellPoint Inc			7.00%, 03/01/2041	70	63
1.88%, 01/15/2018	265	267			$153
3.30%, 01/15/2023	360	364
4.65%, 01/15/2043	445	454	Lodging - 0.37%
		$3,275	Caesars Entertainment Operating Co Inc
			11.25%, 06/01/2017	265	285
Holding Companies - Diversified - 0.03%			MGM Resorts International
Noble Group Ltd			8.63%, 02/01/2019(d)	135	147
6.75%, 01/29/2020	100	106	10.00%, 11/01/2016	100	115
			Wyndham Worldwide Corp
Home Equity Asset Backed Securities - 0.19%			5.63%, 03/01/2021	420	463
Countrywide Asset-Backed Certificates			7.38%, 03/01/2020	180	217
5.51%, 08/25/2036	114	112			$1,227
First NLC Trust 2005-2			Machinery - Construction & Mining - 0.06%
0.52%, 09/25/2035(e)	10	10	Caterpillar Inc
New Century Home Equity Loan Trust Series			1.50%, 06/26/2017	210	214
2005-1
0.51%, 03/25/2035(e)	25	23
Saxon Asset Securities Trust			Machinery - Diversified - 0.03%
1.91%, 03/25/2035(e)	127	62	Deere & Co
Specialty Underwriting & Residential			3.90%, 06/09/2042	100	103
Finance
0.98%, 02/25/2035(e)	123	112	Media- 2.08%
Wells Fargo Home Equity Trust			Cablevision Systems Corp
0.51%, 08/25/2035(e)	305	303	8.00%, 04/15/2020	170	190
		$622	CBS Corp
Insurance - 1.53%			4.85%, 07/01/2042	55	58
American International Group Inc			5.75%, 04/15/2020	380	457
3.00%, 03/20/2015	355	368	7.88%, 07/30/2030	25	34
4.25%, 09/15/2014	620	655	Clear Channel Worldwide Holdings Inc
4.88%, 09/15/2016	895	999	7.63%, 03/15/2020	80	78
4.88%, 06/01/2022	355	400	Comcast Corp
CNO Financial Group Inc			3.13%, 07/15/2022	645	669
6.38%, 10/01/2020(d)	40	41	4.65%, 07/15/2042	180	193
9.00%, 01/15/2018(d)	90	105	5.70%, 05/15/2018	260	316
ING US Inc			6.40%, 05/15/2038	285	365
5.50%, 07/15/2022(d)	760	793	6.50%, 01/15/2017	175	212
Liberty Mutual Group Inc			CSC Holdings LLC
			6.75%, 11/15/2021(d)	45	50
6.50%, 05/01/2042(d)	265	287
7.00%, 03/15/2037(d),(e)	215	204	Cumulus Media Holdings Inc
MetLife Capital Trust IV			7.75%, 05/01/2019	215	209
7.88%, 12/15/2037(d)	260	307	DIRECTV Holdings LLC / DIRECTV
			Financing Co Inc
			2.40%, 03/15/2017	330	339

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Media (continued)			Mortgage Backed Securities - 7.23%
DISH DBS Corp			Banc of America Commercial Mortgage Trust
5.88%, 07/15/2022(d)	$160	$164	2006-3
6.75%, 06/01/2021	225	245	5.89%, 07/10/2044	$210		$241
7.88%, 09/01/2019	274	318	Banc of America Commercial Mortgage Trust
Grupo Televisa SAB			2007-3
6.63%, 01/15/2040	100	132	0.51%, 06/10/2049(d),(e)	300		256
NBCUniversal Media LLC			Banc of America Merrill Lynch Commercial
5.15%, 04/30/2020	555	658	Mortgage Inc
News America Inc			4.97%, 07/10/2043	250		79
3.00%, 09/15/2022(d)	370	373	BCRR Trust
6.15%, 02/15/2041	295	367	5.86%, 07/17/2040(d)	220		240
6.40%, 12/15/2035	20	25	CD 2005-CD1 Commercial Mortgage Trust
Time Warner Cable Inc			5.39%, 07/15/2044(e)	425		476
4.50%, 09/15/2042	140	140	CD 2006-CD3 Mortgage Trust
5.88%, 11/15/2040	205	241	5.62%, 10/15/2048	505		585
Time Warner Inc			Citigroup Commercial Mortgage Trust
4.90%, 06/15/2042	70	77	0.74%, 10/15/2049(e)	8,938		56
7.63%, 04/15/2031	135	189	COMM 2006-C7 Mortgage Trust
Unitymedia Hessen GmbH & Co KG /			5.94%, 06/10/2046(e)	160		183
Unitymedia NRW GmbH			COMM 2007-C9 Mortgage Trust
8.13%, 12/01/2017(d)	100	107	6.00%, 12/10/2049(e)	1,000		726
Univision Communications Inc			Commercial Mortgage Pass-Through
6.88%, 05/15/2019(d)	45	46	Certificates Series 2006-C4
7.88%, 11/01/2020(d)	100	107	0.66%, 09/15/2039(d),(e)	10,256		60
8.50%, 05/15/2021(d)	180	183	5.47%, 09/15/2039	1,305		1,472
Viacom Inc			Commercial Mortgage Pass-Through
6.88%, 04/30/2036	150	198	Certificates Series 2006-C5
WideOpenWest Finance LLC /			0.21%, 12/15/2039(e)	3,500		53
WideOpenWest Capital Corp			Commercial Mortgage Pass-Through
13.38%, 10/15/2019(d)	205	210	Certificates Series 2007-C3
		$6,950	5.87%, 06/15/2039(e)	465		526
			Commercial Mortgage Pass-Through
Mining - 0.50%			Certificates Series 2007-C4
Anglo American Capital PLC			5.95%, 09/15/2039(e)	344		345
2.63%, 09/27/2017(d)	520	522
			Countrywide Home Loan Mortgage Pass
AngloGold Ashanti Holdings PLC			Through Trust
5.13%, 08/01/2022	100	102	5.00%, 04/25/2035	183		184
BHP Billiton Finance USA Ltd			Credit Suisse First Boston Mortgage Securities
1.13%, 11/21/2014	180	182	Corp
FMG Resources August 2006 Pty Ltd			0.96%, 11/15/2037(d),(e)	10,031		133
6.88%, 02/01/2018(d)	55	51
			1.13%, 01/15/2037(d),(e)	13,140		141
8.25%, 11/01/2019(d)	130	126
			4.77%, 07/15/2037	335		328
Midwest Vanadium Pty Ltd			CSMC Series 2009-RR1
11.50%, 02/15/2018(d)	110	67
			5.38%, 02/15/2040(d)	650		693
Rio Tinto Finance USA PLC			CSMC Series 2009-RR3
2.00%, 03/22/2017	300	306	5.34%, 12/15/2043(d),(e)	340		362
4.75%, 03/22/2042	120	130	Fannie Mae REMIC Trust 2005-W2
Southern Copper Corp			0.42%, 05/25/2035(b),(e)	259		258
6.75%, 04/16/2040	58	67	Fannie Mae REMICS
Vale Overseas Ltd			0.47%, 03/25/2035(e)	71		71
4.38%, 01/11/2022	75	79	0.52%, 02/25/2018(e)	8		8
Volcan Cia Minera SAA			0.52%, 02/25/2032(e)	30		30
5.38%, 02/02/2022(d)	38	41
			3.83%, 02/25/2037(e)	891		51
		$1,673	5.88%, 04/25/2037(e)	637		113
Miscellaneous Manufacturing - 0.62%			6.00%, 05/25/2030	20		20
GE Capital Trust I			6.03%, 03/25/2024(e)	1,585		171
6.38%, 11/15/2067	150	159	6.28%, 03/25/2022(e)	283		43
Illinois Tool Works Inc			6.50%, 02/25/2047	154		170
3.90%, 09/01/2042	235	237	6.53%, 11/25/2036(e)	879		142
Textron Inc			6.85%, 04/25/2039(e)	186		203
6.20%, 03/15/2015	365	401	6.88%, 09/25/2031(e)	302		16
Tyco Electronics Group SA			8.24%, 03/25/2039(e)	168		204
1.60%, 02/03/2015	205	208	Freddie Mac REMICS
3.50%, 02/03/2022	420	429	0.67%, 06/15/2023(e)	86		87
6.00%, 10/01/2012	170	170	0.82%, 08/15/2018(e)	348		352
7.13%, 10/01/2037	20	27	3.00%, 06/15/2027(c)	350		53
Tyco Flow Control International Finance SA			3.50%, 03/15/2027(e)	565		70
1.88%, 09/15/2017(d)	435	435	4.50%, 10/15/2035(e)	1,602		205
			5.78%, 03/15/2037(e)	564		102
		$2,066	5.78%, 11/15/2040(e)	382		75

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Freddie Mac REMICS (continued)				Residential Asset Securitization Trust
5.83%, 04/15/2039(e)	$895	$219		5.50%, 02/25/2035	$196	$199
5.85%, 04/15/2037(e)	1,240	184		UBS-Barclays Commercial Mortgage Trust
6.15%, 10/15/2037(e)	909	150		3.09%, 09/10/2022(e)	700	728
6.28%, 07/15/2041(e)	448	98		Wachovia Bank Commercial Mortgage Trust
6.33%, 08/15/2040(e)	1,227	218		0.00%, 12/15/2043(a)	250	19
6.38%, 02/15/2035(e)	2,981	239		5.12%, 07/15/2042	370	411
6.43%, 03/15/2042(e)	906	222		5.41%, 10/15/2044(e)	286	320
6.48%, 02/15/2036(e)	485	96		Washington Mutual Alternative Mortgage
6.48%, 03/15/2036(e)	2,158	333		Pass-Through Certificates
6.53%, 02/15/2035(e)	2,528	251		0.47%, 02/25/2036(e)	173	110
6.83%, 07/15/2031(e)	1,447	140				$24,130
GE Capital Commercial Mortgage Corp Series
2007-C1 Trust				Office & Business Equipment - 0.03%
0.34%, 12/10/2049(e)	17,585	55		Xerox Corp
Ginnie Mae				6.75%, 02/01/2017	80	94
4.00%, 10/16/2024(e)	525	52
5.00%, 10/16/2022(e)	1,109	84		Oil & Gas - 3.43%
6.30%, 01/16/2038(e)	130	22		Anadarko Petroleum Corp
7.43%, 12/16/2025(e)	508	106		5.95%, 09/15/2016	470	545
Greenwich Capital Commercial Funding				6.20%, 03/15/2040	210	257
Corp				Antero Resources Finance Corp
5.44%, 03/10/2039(e)	350	400		7.25%, 08/01/2019	130	141
GS Mortgage Securities Corp II				Apache Corp
5.98%, 08/10/2045(e)	330	378		4.75%, 04/15/2043	85	97
HomeBanc Mortgage Trust 2005-5				BP Capital Markets PLC
0.56%, 01/25/2036(e)	940	611		3.13%, 10/01/2015	260	278
Indymac Index Mortgage Loan Trust				3.63%, 05/08/2014	330	346
0.45%, 04/25/2035(e)	122	92		Canadian Natural Resources Ltd
JP Morgan Chase Commercial Mortgage				5.70%, 05/15/2017	235	279
Securities Corp				Carrizo Oil & Gas Inc
3.15%, 08/15/2046	350	377		7.50%, 09/15/2020	60	61
5.05%, 11/12/2012	165	165		8.63%, 10/15/2018	90	96
5.43%, 12/12/2043	370	423		Chaparral Energy Inc
5.54%, 06/12/2041(e)	41	42		9.88%, 10/01/2020	220	249
5.63%, 12/05/2019(d)	350	419		Chesapeake Energy Corp
5.79%, 12/31/2049(e)	50	59		6.13%, 02/15/2021	125	126
LB-UBS Commercial Mortgage Trust				Concho Resources Inc
0.65%, 02/15/2040(e)	20,584	348		7.00%, 01/15/2021	120	134
4.69%, 07/15/2032	375	384		ConocoPhillips
4.74%, 07/15/2030	525	572		5.75%, 02/01/2019	130	162
5.32%, 11/15/2040	350	370		Devon Energy Corp
5.43%, 02/15/2040	340	389		1.88%, 05/15/2017	225	229
6.45%, 07/15/2040(e)	350	203		4.75%, 05/15/2042	80	86
Merrill Lynch Mortgage Trust				Ecopetrol SA
5.05%, 07/12/2038	150	167		7.63%, 07/23/2019	70	90
Merrill Lynch/Countrywide Commercial				EOG Resources Inc
Mortgage Trust				2.63%, 03/15/2023	135	136
0.70%, 08/12/2048(e)	7,544	131		EP Energy LLC / EP Energy Finance Inc
Morgan Stanley Bank of America Merrill				6.88%, 05/01/2019(d)	65	70
Lynch Trust				9.38%, 05/01/2020(d)	135	147
1.31%, 10/15/2022(c),(d),(e),(f)	3,870	344		EP Energy LLC / Everest Acquisition Finance
3.28%, 10/15/2022(c),(d),(f)	1,040	1,066		Inc
Morgan Stanley Capital I Trust 2007-HQ12				7.75%, 09/01/2022(d)	30	31
5.76%, 04/12/2049(e)	225	253		Gazprom Neft OAO Via GPN Capital SA
5.76%, 04/12/2049(e)	1,819	1,889		4.38%, 09/19/2022(d)	250	249
Morgan Stanley Capital I Trust 2007-IQ13				Gazprom OAO Via Gaz Capital SA
5.36%, 03/15/2044(e)	105	120		8.63%, 04/28/2034	155	217
Morgan Stanley Reremic Trust				Hilcorp Energy I LP / Hilcorp Finance Co
4.97%, 04/16/2040(d)	525	540		7.63%, 04/15/2021(d)	25	27
Morgan Stanley Re-REMIC Trust 2009-				8.00%, 02/15/2020(d)	195	217
GG10				KazMunayGas National Co
5.98%, 08/12/2045(d),(e)	170	184		7.00%, 05/05/2020	130	160
Morgan Stanley Re-REMIC Trust 2009-IO				Kodiak Oil & Gas Corp
3.00%, 07/17/2056(c),(d)	199	199		8.13%, 12/01/2019(d)	125	132
Nomura Asset Acceptance Corp				Linn Energy LLC / Linn Energy Finance
0.57%, 02/25/2035(e)	11	11		Corp
RBSCF Trust 2009-RR1				7.75%, 02/01/2021	70	74
5.95%, 09/17/2039(d),(e)	150	155

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)			Other Asset Backed Securities (continued)
Lukoil International Finance BV			GE Equipment Transportation LLC Series
7.25%, 11/05/2019(d)	$100	$120	2011-1
National JSC Naftogaz of Ukraine			1.33%, 05/20/2019	$600		$605
9.50%, 09/30/2014	100	102	JP Morgan Mortgage Acquisition Corp
Nexen Inc			0.30%, 03/25/2037(e)	51		51
6.40%, 05/15/2037	295	374	0.37%, 03/25/2037(e)	720		590
Occidental Petroleum Corp			5.45%, 11/25/2036	223		222
1.50%, 02/15/2018	160	163	Marriott Vacation Club Owner Trust 2007-1
2.70%, 02/15/2023	105	108	5.52%, 05/20/2029(d),(e)	86		89
PDC Energy Inc			MSDWCC Heloc Trust
12.00%, 02/15/2018	200	218	0.41%, 07/25/2017(e)	85		74
Petrobras International Finance Co - Pifco			Washington Mutual Asset-Backed Certificates
5.38%, 01/27/2021	715	806	WMABS Series 2006-HE1 Trust
6.88%, 01/20/2040	55	69	0.40%, 04/25/2036(e)	625		560
Petro-Canada						$5,394
5.95%, 05/15/2035	320	391
Petroleos de Venezuela SA			Packaging & Containers - 0.14%
4.90%, 10/28/2014	69	62	Crown Cork & Seal Co Inc
5.25%, 04/12/2017	135	107	7.38%, 12/15/2026	128		140
5.38%, 04/12/2027	143	88	Exopack Holding Corp
Petroleos Mexicanos			10.00%, 06/01/2018	160		154
4.88%, 01/24/2022	420	475	Plastipak Holdings Inc
			8.50%, 12/15/2015(d)	10		10
5.50%, 01/21/2021	105	123	10.63%, 08/15/2019(d)	45		52
6.50%, 06/02/2041	145	181
Phillips 66			Rock-Tenn Co
			4.00%, 03/01/2023(d)	120		122
1.95%, 03/05/2015(d)	235	240
Precision Drilling Corp						$478
6.50%, 12/15/2021	50	53	Pharmaceuticals - 1.86%
6.63%, 11/15/2020	140	149	Endo Health Solutions Inc
Rowan Cos Inc			7.25%, 01/15/2022	60		65
4.88%, 06/01/2022	240	258	Express Scripts Holding Co
5.00%, 09/01/2017	315	347	2.75%, 11/21/2014(d)	370		384
SandRidge Energy Inc			3.50%, 11/15/2016(d)	165		178
7.50%, 02/15/2023(d)	70	72	3.90%, 02/15/2022(d)	420		458
Seadrill Ltd			6.13%, 11/15/2041(d)	290		376
5.63%, 09/15/2017(d)	220	222	GlaxoSmithKline Capital Inc
Shell International Finance BV			5.38%, 04/15/2034	285		352
1.13%, 08/21/2017	215	216	McKesson Corp
2.38%, 08/21/2022	220	222	3.25%, 03/01/2016	115		124
Total Capital International SA			Merck & Co Inc
1.50%, 02/17/2017	260	265	3.60%, 09/15/2042	115		115
1.55%, 06/28/2017	370	377	5.95%, 12/01/2028	130		173
Transocean Inc			6.50%, 12/01/2033(e)	185		268
2.50%, 10/15/2017	380	382	Novartis Capital Corp
3.80%, 10/15/2022	160	161	2.40%, 09/21/2022	400		405
6.38%, 12/15/2021	305	365	3.70%, 09/21/2042	140		145
Venoco Inc			Sky Growth Acquisition Corp
11.50%, 10/01/2017	85	87	7.38%, 10/15/2020(d)	40		40
		$11,439	Takeda Pharmaceutical Co Ltd
			1.63%, 03/17/2017(d)	490		496
Oil & Gas Services - 0.41%
Cameron International Corp			Teva Pharmaceutical Finance Co BV
1.60%, 04/30/2015	350	355	2.40%, 11/10/2016	245		257
4.50%, 06/01/2021	175	191	3.65%, 11/10/2021	175		190
6.38%, 07/15/2018	380	461	Watson Pharmaceuticals Inc
			1.88%, 10/01/2017(f)	550		556
7.00%, 07/15/2038	45	59	3.25%, 10/01/2022(f)	675		684
Weatherford International Ltd/Bermuda			4.63%, 10/01/2042(f)	315		322
4.50%, 04/15/2022	110	115
5.95%, 04/15/2042	175	184	5.00%, 08/15/2014	315		338
		$1,365	Wyeth LLC
			5.95%, 04/01/2037	130		176
Other Asset Backed Securities - 1.62%			6.00%, 02/15/2036	90		122
Countrywide Asset-Backed Certificates						$6,224
0.47%, 03/25/2036(e)	529	336
0.74%, 06/25/2035(e)	273	263	Pipelines - 1.13%
GE Dealer Floorplan Master Note Trust			Access Midstream Partners LP / ACMP
0.82%, 07/20/2016(e)	1,000	1,004	Finance Corp
GE Equipment Midticket LLC			5.88%, 04/15/2021	49		51
0.47%, 02/22/2014	1,600	1,600	El Paso LLC
			7.75%, 01/15/2032	170		198

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Pipelines (continued)			Retail (continued)
El Paso Pipeline Partners Operating Co LLC			Penske Automotive Group Inc
5.00%, 10/01/2021	$285	$314	5.75%, 10/01/2022(d)	$30		$31
Energy Transfer Equity LP			Rite Aid Corp
7.50%, 10/15/2020	105	119	9.75%, 06/12/2016	120		131
Energy Transfer Partners LP			Sally Holdings LLC / Sally Capital Inc
6.05%, 06/01/2041	175	193	5.75%, 06/01/2022	55		59
6.50%, 02/01/2042	95	110	Suburban Propane Partners LP/Suburban
Enterprise Products Operating LLC			Energy Finance Corp
4.45%, 02/15/2043	355	351	7.38%, 03/15/2020	135		144
4.85%, 08/15/2042	45	46	Walgreen Co
8.38%, 08/01/2066	520	586	1.80%, 09/15/2017	485		490
Kinder Morgan Energy Partners LP			3.10%, 09/15/2022	250		254
5.30%, 09/15/2020	215	251	Wal-Mart Stores Inc
5.63%, 09/01/2041	135	151	5.00%, 10/25/2040	65		79
MarkWest Energy Partners LP / MarkWest						$3,361
Energy Finance Corp
5.50%, 02/15/2023	30	31	Savings & Loans - 0.38%
6.25%, 06/15/2022	170	183	Santander Holdings USA Inc/PA
6.50%, 08/15/2021	45	48	3.00%, 09/24/2015	770		779
NGPL PipeCo LLC			4.63%, 04/19/2016	470		492
9.63%, 06/01/2019(d)	115	131				$1,271
ONEOK Partners LP			Semiconductors - 0.05%
3.25%, 02/01/2016	340	359	Jazz Technologies Inc
TransCanada PipeLines Ltd			8.00%, 06/30/2015(d)	1		1
2.50%, 08/01/2022	325	329	8.00%, 06/30/2015	207		155
Western Gas Partners LP						$156
4.00%, 07/01/2022	295	308
		$3,759	Software - 0.14%
			Oracle Corp
Real Estate - 0.07%			5.38%, 07/15/2040	280		357
WEA Finance LLC / WT Finance Aust Pty			6.13%, 07/08/2039	85		117
Ltd						$474
3.38%, 10/03/2022(d),(f)	240	239
			Sovereign - 0.87%
			Argentina Boden Bonds
REITS- 0.48%			7.00%, PIK 7.00%, 10/03/2015(g)	100		91
DDR Corp			Brazilian Government International Bond
4.63%, 07/15/2022	190	206	4.88%, 01/22/2021	235		281
4.75%, 04/15/2018	580	643	Colombia Government International Bond
DuPont Fabros Technology LP			7.38%, 03/18/2019	100		132
8.50%, 12/15/2017	140	154	Croatia Government International Bond
iStar Financial Inc			6.75%, 11/05/2019	100		113
9.00%, 06/01/2017	80	86	Hungary Government International Bond
Rayonier Inc			4.75%, 02/03/2015	35		35
3.75%, 04/01/2022	250	258	Indonesia Government International Bond
Simon Property Group LP			4.88%, 05/05/2021	200		229
4.75%, 03/15/2042	245	265	Mexico Government International Bond
		$1,612	3.63%, 03/15/2022	160		174
Retail - 1.01%			4.75%, 03/08/2044	158		176
AmeriGas Finance LLC/AmeriGas Finance			Panama Government International Bond
Corp			5.20%, 01/30/2020	100		120
7.00%, 05/20/2022	155	167	Poland Government International Bond
Claire's Stores Inc			3.00%, 03/17/2023	250		246
9.00%, 03/15/2019(d)	90	93	Russian Foreign Bond - Eurobond
			7.50%, 03/31/2030(e)	534		674
CVS Caremark Corp
5.75%, 05/15/2041	180	227	Turkey Government International Bond
6.60%, 03/15/2019	205	262	6.88%, 03/17/2036	110		140
CVS Pass-Through Trust			7.25%, 03/15/2015	110		122
5.77%, 01/10/2033(d)	288	329	Venezuela Government International Bond
5.93%, 01/10/2034(d)	187	221	9.25%, 09/15/2027	421		379
7.51%, 01/10/2032(d)	57	73				$2,912
Lowe's Cos Inc			Student Loan Asset Backed Securities - 1.29%
4.65%, 04/15/2042	10	11	SLM Student Loan Trust
Macy's Retail Holdings Inc			1.00%, 10/25/2017(e)	657		662
5.75%, 07/15/2014	180	195	1.32%, 12/15/2021(d),(e)	2,540		2,558
5.90%, 12/01/2016	235	274	1.32%, 08/15/2023(d),(e)	272		274
6.90%, 04/01/2029	25	30	1.55%, 10/25/2016(e)	675		680
Nordstrom Inc			1.62%, 08/15/2025(d),(e)	128		129
6.25%, 01/15/2018	240	291				$4,303

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Telecommunications - 2.39%			Transportation (continued)
America Movil SAB de CV			CSX Corp (continued)
3.13%, 07/16/2022	$200	$206	7.38%, 02/01/2019	$170	$217
AT&T Inc			Kansas City Southern de Mexico SA de CV
1.60%, 02/15/2017	350	359	6.13%, 06/15/2021	263	295
1.70%, 06/01/2017	745	767	Navios Maritime Acquisition Corp / Navios
3.00%, 02/15/2022	285	301	Acquisition Finance US Inc
5.55%, 08/15/2041	250	311	8.63%, 11/01/2017	155	148
6.15%, 09/15/2034	215	273	Navios Maritime Holdings Inc / Navios
Clearwire Communications LLC/Clearwire			Maritime Finance US Inc
Finance Inc			8.88%, 11/01/2017	110	113
12.00%, 12/01/2015(d)	150	149	PHI Inc
Deutsche Telekom International Finance BV			8.63%, 10/15/2018	80	84
2.25%, 03/06/2017(d)	285	292	Ship Finance International Ltd
Digicel Group Ltd			8.50%, 12/15/2013	185	185
8.25%, 09/30/2020(d)	420	441	Swift Services Holdings Inc
10.50%, 04/15/2018(d)	150	163	10.00%, 11/15/2018	230	249
Eileme 2 AB					$2,159
11.63%, 01/31/2020(d)	200	224	TOTAL BONDS		$185,907
Embarq Corp			SENIOR FLOATING RATE INTERESTS -	Principal
8.00%, 06/01/2036	100	113	1.65%	Amount (000's)	Value (000's)
Goodman Networks Inc
12.13%, 07/01/2018(d)	55	59	Advertising - 0.03%
Intelsat Jackson Holdings SA			Getty Images Inc, Term Loan
			5.25%, 11/03/2016(e)	$87	$87
7.25%, 10/15/2020	55	59
11.25%, 06/15/2016	35	37
Intelsat Luxembourg SA			Automobile Manufacturers - 0.04%
11.50%, 02/04/2017	441	468	Chrysler Group LLC, Term Loan B
11.25%, 02/04/2017	125	132	6.00%, 05/24/2017(e)	129	132
Level 3 Financing Inc
8.13%, 07/01/2019	155	165
10.00%, 02/01/2018	100	111	Automobile Parts & Equipment - 0.05%
NII Capital Corp			Schaeffler AG, Term Loan C2
			6.00%, 02/14/2017(e)	175	177
7.63%, 04/01/2021	145	115
Qwest Corp
6.75%, 12/01/2021	305	367	Chemicals - 0.10%
SBA Tower Trust			AZ Chem US Inc, Term Loan B
4.25%, 04/15/2040(d),(e)	415	437	7.25%, 12/06/2017(e)	66	67
Sprint Nextel Corp			Ineos US Finance LLC, Term Loan
7.00%, 03/01/2020(d)	80	90	6.50%, 04/27/2018(e)	189	191
7.00%, 08/15/2020	235	244	Taminco Global Chemical Corp, Term Loan
9.00%, 11/15/2018(d)	245	294	5.25%, 12/16/2018(e)	85	86
9.13%, 03/01/2017	85	96			$344
Telefonica Emisiones SAU
0.77%, 02/04/2013(e)	375	374	Coal- 0.01%
3.73%, 04/27/2015	420	418	Patriot Coal Corp, DIP Term Loan
Telefonica Moviles Chile SA			9.25%, 12/09/2013(e)	20	20
2.88%, 11/09/2015	100	100
UPCB Finance VI Ltd			Commercial Services - 0.02%
6.88%, 01/15/2022(d)	150	159
			Interactive Data Corp, Term Loan
Verizon Communications Inc			4.50%, 02/11/2018(e)	77	77
2.00%, 11/01/2016	90	94
6.25%, 04/01/2037	25	33
Verizon Global Funding Corp			Computers - 0.01%
7.75%, 12/01/2030	35	52	Spansion LLC, Term Loan B-EXIT
VimpelCom Holdings BV			4.75%, 02/09/2015(e)	37	37
7.50%, 03/01/2022	200	210
Virgin Media Finance PLC			Consumer Products - 0.02%
5.25%, 02/15/2022	32	34	Reynolds Group Holdings Inc, Term Loan C
Wind Acquisition Finance SA			6.50%, 08/09/2018(e)	66	66
11.75%, 07/15/2017(d)	120	113
Wind Acquisition Holdings Finance SA
12.25%, PIK 12.25%, 07/15/2017(d),(g)	136	107	Diversified Financial Services - 0.05%
		$7,967	Nuveen Investments Inc, Term Loan EXT-
			OLD
Transportation - 0.65%			5.90%, 05/13/2017(e)	86	85
CSX Corp			Springleaf Financial Funding Co, Term Loan
4.25%, 06/01/2021	240	270	NEW
4.75%, 05/30/2042	120	130	5.50%, 05/28/2017(e)	95	93
5.50%, 04/15/2041	185	223			$178
6.25%, 03/15/2018	200	245

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Electric - 0.09%			Internet (continued)
Dynegy Power LLC, Term Loan			Zayo Group LLC, Term Loan B
9.25%, 08/05/2016(e)	$178	$186	7.13%, 03/18/2019(e)	$160	$161
NRG Energy Inc, Term Loan B					$261
4.00%, 05/05/2018(e)	40	40
Texas Competitive Electric Holdings Co LLC,			Lodging - 0.03%
Term Loan NON-EXT			Caesars Entertainment Operating Co Inc, Term
3.76%, 10/10/2014(e)	95	71	Loan B6
			5.47%, 01/28/2018(e)	100	91
		$297
Entertainment - 0.20%
CCM Merger Inc, Term Loan B			Machinery - Diversified - 0.03%
6.00%, 02/01/2017(e)	364	368	Edwards Cayman Islands II Ltd, Term Loan
			5.50%, 05/31/2016(e)	111	112
Peninsula Gaming LLC, Term Loan B
0.00%, 08/03/2017(e),(h)	155	157
Summit Entertainment LLC, Term Loan B			Media- 0.11%
6.75%, 09/07/2016(e)	126	126	Cumulus Media Holdings Inc, Term Loan
		$651	7.50%, 01/14/2019(e)	85	86
			Kabel Deutschland Vertrieb und Service
Environmental Control - 0.01%			GmbH, Term Loan F
ADS Waste Holdings Inc, Term Loan B			4.25%, 01/20/2019(e)	65	65
0.00%, 09/25/2019(e),(h)	40	40
			Univision Communications Inc, Term Loan
			EXT
Food- 0.04%			4.48%, 03/31/2017(e)	87	86
Pinnacle Foods Finance LLC / Pinnacle Foods			WideOpenWest Finance LLC, Term Loan
Finance Corp, Term Loan F			6.25%, 07/12/2018(e)	125	126
4.75%, 10/17/2018(e)	85	85			$363
Pinnacle Foods Finance LLC, Term Loan E
4.74%, 09/29/2018(e)	43	43	Oil & Gas - 0.04%
			EP Energy LLC, Term Loan B
		$128	5.00%, 04/24/2018(e)	125	126
Forest Products & Paper - 0.06%
Exopack LLC, Term Loan B			Pharmaceuticals - 0.07%
6.50%, 05/06/2017(e)	144	143
			Grifols Inc, Term Loan B
NewPage Corp, DIP Term Loan			4.50%, 06/01/2017(e)	89	90
8.00%, 03/08/2013(e)	70	70
			NBTY Inc, Term Loan B1
		$213	4.25%, 10/01/2017(e)	38	38
Healthcare - Products - 0.02%			Par Pharmaceutical Cos Inc, Term Loan B
BSN Medical GmbH & Co KG, Term Loan			0.00%, 09/18/2019(e),(h)	95	95
B1					$223
6.00%, 07/15/2019(e)	30	30
			Pipelines - 0.05%
Hologic Inc, Term Loan B			NGPL PipeCo LLC, Term Loan B
4.49%, 04/29/2019(e)	20	20
			6.75%, 05/04/2017(e)	160	163
Kinetic Concepts Inc, Term Loan B1
6.99%, 04/20/2018(e)	25	25
		$75	REITS- 0.03%
			iStar Financial Inc, Term Loan A1
Healthcare - Services - 0.07%			5.25%, 06/28/2013(e)	29	29
HCA Inc, Term Loan B3			iStar Financial Inc, Term Loan A2
3.47%, 05/01/2018(e)	70	70	7.00%, 06/30/2014(e)	85	85
MultiPlan Inc, Term Loan B					$114
4.75%, 08/26/2017(e)	80	81
Radnet Management Inc, Term Loan B			Retail - 0.11%
5.75%, 04/06/2016(e)	94	93	AOT Bedding Super Holdings LLC, Term
		$244	Loan B
			0.00%, 09/19/2019(e),(h)	115	114
Insurance - 0.18%			DineEquity Inc, Term Loan B1
Asurion LLC, Term Loan			4.29%, 10/19/2017(e)	67	67
9.00%, 05/10/2019(e)	100	104
			Dunkin' Brands Inc, Term Loan B2
Asurion LLC, Term Loan B			4.00%, 11/23/2017(e)	97	97
5.50%, 05/10/2018(e)	283	285
			Neiman Marcus Group Inc/The, Term Loan
CNO Financial Group Inc, Term Loan B2			4.75%, 04/25/2018(e)	100	101
0.00%, 09/20/2016(e),(h)	90	90
					$379
Lone Star InTerm Loanediate Super Holdings
LLC, Term Loan			Semiconductors - 0.03%
11.00%, 08/07/2019(e)	105	111	Freescale Semiconductor Inc, Term Loan B1
		$590	4.48%, 11/29/2013(e)	99	96
Internet - 0.08%
Open Solutions Inc, Term Loan B			Telecommunications - 0.07%
2.58%, 01/23/2014(e)	104	100	Intelsat Jackson Holdings SA, Term Loan
			3.22%, 02/01/2014(e)	100	99

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Telecommunications (continued)				Federal National Mortgage Association (FNMA) (continued)
Intelsat Jackson Holdings SA, Term Loan B-				4.00%, 05/01/2031	$494	$536
NEW				4.00%, 06/01/2031	810	879
5.25%, 04/06/2018(e)	$25	$25		4.00%, 11/01/2040	4,061	4,463
Level 3 Financing Inc, Term Loan A-OLD				4.00%, 12/01/2040	515	566
5.18%, 10/31/2018(e)	85	85		4.00%, 01/01/2041	2,871	3,156
UPC Financing Partnership, Term Loan AB				4.00%, 10/01/2041(i)	3,000	3,232
4.75%, 12/31/2017(e)	15	15		4.50%, 07/01/2025	231	249
		$224		4.50%, 05/01/2031	2,028	2,209
TOTAL SENIOR FLOATING RATE INTERESTS		$5,508		4.50%, 05/01/2040	514	579
U.S. GOVERNMENT & GOVERNMENT	Principal			4.50%, 06/01/2040	1,136	1,253
AGENCY OBLIGATIONS - 46.68%	Amount (000's)	Value(000	's)	4.50%, 09/01/2040	785	874
Federal Home Loan Mortgage Corporation (FHLMC) - 3.57%				4.50%, 11/01/2040	2,643	2,918
				4.50%, 01/01/2041	1,568	1,744
2.90%, 02/01/2034(e)	$7	$7		4.50%, 01/01/2041	717	797
3.50%, 04/01/2042	407	442		4.50%, 09/01/2041	580	631
4.00%, 08/01/2024	94	103		5.00%, 07/01/2035	107	117
4.50%, 07/01/2024	144	157		5.00%, 12/01/2039	120	136
4.50%, 04/01/2031	897	983		5.00%, 02/01/2040	594	657
4.50%, 05/01/2040	633	705		5.00%, 05/01/2041	423	468
4.50%, 06/01/2040	499	556		5.00%, 10/01/2041(i)	460	502
4.50%, 08/01/2040	169	187		5.50%, 06/01/2019	81	89
5.00%, 05/01/2018	489	530		5.50%, 07/01/2019	68	74
5.00%, 10/01/2024	845	928		5.50%, 07/01/2019	26	29
5.00%, 06/01/2031	507	551		5.50%, 08/01/2019	18	19
5.00%, 10/01/2035	226	250		5.50%, 08/01/2019	78	86
5.00%, 06/01/2037	210	228		5.50%, 10/01/2019	167	182
5.00%, 06/01/2041	3,737	4,135		5.50%, 10/01/2019	91	99
5.50%, 06/01/2024	771	849		5.50%, 12/01/2022	114	126
5.56%, 02/01/2037(e)	100	108		5.50%, 07/01/2033	1,483	1,646
6.00%, 03/01/2031	24	27		5.50%, 04/01/2035	246	271
6.00%, 04/01/2031	2	2		5.50%, 08/01/2036	2,108	2,325
6.00%, 06/01/2032	103	115		5.50%, 02/01/2037	43	48
6.00%, 10/01/2032	69	77		5.50%, 01/01/2040	256	283
6.00%, 01/01/2038	346	386		5.50%, 05/01/2040	194	215
6.50%, 04/01/2016	10	10		5.50%, 05/01/2040	185	206
6.50%, 03/01/2029	14	16		5.50%, 07/01/2040	2,475	2,739
6.50%, 05/01/2029	22	26		5.50%, 07/01/2040	263	291
6.50%, 04/01/2031	11	12		5.66%, 02/01/2036(e)	106	116
6.50%, 02/01/2032	22	25		6.00%, 05/01/2031	12	13
6.50%, 05/01/2032	19	22		6.00%, 07/01/2035	614	684
6.50%, 05/01/2032	59	68		6.00%, 02/01/2037	2,413	2,671
6.50%, 04/01/2035	47	54		6.00%, 02/01/2038	419	472
7.00%, 12/01/2029	40	47		6.00%, 12/01/2038	617	694
7.00%, 06/01/2030	8	10		6.50%, 08/01/2031	19	22
7.00%, 12/01/2030	4	5		6.50%, 03/01/2032	35	40
7.00%, 01/01/2031	3	3		6.50%, 07/01/2037	138	158
7.00%, 01/01/2031	10	12		6.50%, 07/01/2037	190	217
7.00%, 02/01/2031	3	4		6.50%, 02/01/2038	142	161
7.00%, 12/01/2031	86	102		6.50%, 03/01/2038	82	93
7.50%, 04/01/2030	9	11		6.50%, 09/01/2038	1,295	1,468
7.50%, 09/01/2030	8	8		7.00%, 02/01/2032	47	56
7.50%, 03/01/2031	39	48				$61,832
8.00%, 09/01/2030	85	97		Government National Mortgage Association (GNMA) - 8.89%
		$11,906
				3.50%, 10/01/2041(i)	2,500	2,739
Federal National Mortgage Association (FNMA) - 18.52%				3.50%, 05/15/2042	1,709	1,876
2.30%, 07/01/2034(e)	6	7
2.50%, 10/01/2027(i)	5,680	5,969		4.00%, 10/01/2040	8,650	9,537
2.66%, 07/01/2034(e)	51	55		4.00%, 10/15/2041	945	1,055
2.81%, 03/01/2035(e)	128	136		4.00%, 10/20/2041	89	98
3.00%, 10/01/2026(i)	2,320	2,459		4.50%, 01/20/2042	2,054	2,279
3.00%, 10/01/2042(i)	1,750	1,847		5.00%, 02/15/2034	991	1,101
3.25%, 06/01/2041(e)	2,574	2,714		5.00%, 10/15/2034	362	402
				5.00%, 10/20/2039	271	300
3.50%, 04/01/2027	1,158	1,244		5.00%, 06/20/2040	768	854
3.50%, 01/01/2041	100	108		5.00%, 07/20/2040	201	223
3.50%, 03/01/2042	1,597	1,733		5.00%, 09/20/2041	779	866
3.50%, 08/01/2042	2,496	2,680		5.00%, 10/01/2041(i)	2,130	2,348
4.00%, 10/01/2019	176	188		5.00%, 11/20/2041	1,189	1,322
4.00%, 08/01/2020	789	844		5.00%, 02/20/2042	769	850
4.00%, 02/01/2031	266	289

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)

Government National Mortgage Association (GNMA) (continued)				Banks (continued)
				Investment in Joint Trading Account; Merrill	$4,406	$4,406
5.00%, 06/20/2042	$383	$425		Lynch Repurchase Agreement; 0.13%
5.50%, 12/20/2033	506	570		dated 09/28/2012 maturing 10/01/2012
5.50%, 05/20/2035	63	71		(collateralized by US Government
6.00%, 01/20/2029	80	93
6.00%, 07/20/2029	14	16		Securities; $4,493,779; 0.00% - 5.50%;
6.00%, 12/15/2033	77	87		dated 11/30/12 - 07/15/36)
6.00%, 12/20/2036	369	419				$14,941
6.00%, 10/01/2041(i)	890	1,006		TOTAL REPURCHASE AGREEMENTS		$14,941
6.50%, 03/20/2028	12	14		Total Investments		$362,172
6.50%, 05/20/2029	11	13		Liabilities in Excess of Other Assets, Net - (8.50)%		$(28,372)
6.50%, 12/15/2032	861	1,027		TOTAL NET ASSETS - 100.00%		$333,800
7.00%, 03/15/2031	24	29
7.50%, 05/15/2029	22	22
8.00%, 12/15/2030	14	15		(a) Non-Income Producing Security
				(b) Security is Illiquid
		$29,657		(c)		Market value is determined in accordance with procedures established in
U.S. Treasury - 15.70%				good faith by the Board of Directors. At the end of the period, the value of
0.13%, 08/31/2013	355	355		these securities totaled $2,065 or 0.62% of net assets.
0.25%, 05/15/2015	235	235		(d)		Security exempt from registration under Rule 144A of the Securities Act of
0.63%, 05/31/2017	3,585	3,594		1933. These securities may be resold in transactions exempt from
0.88%, 04/30/2017	770	781		registration, normally to qualified institutional buyers. Unless otherwise
1.00%, 08/31/2016	6,320	6,454		indicated, these securities are not considered illiquid. At the end of the
1.00%, 03/31/2017	175	178		period, the value of these securities totaled $37,642 or 11.28% of net
1.25%, 10/31/2015	5,800	5,963		assets.
1.25%, 04/30/2019	3,350	3,413		(e)	Variable Rate. Rate shown is in effect at September 30, 2012.
1.50%, 07/31/2016	3,695	3,844		(f) Security purchased on a when-issued basis.
1.75%, 05/15/2022	875	887		(g)		Payment in kind; the issuer has the option of paying additional securities
1.88%, 08/31/2017	5,200	5,520		in lieu of cash.
2.63%, 01/31/2018	1,700	1,872		(h)		This Senior Floating Rate Note will settle after September 30, 2012, at
3.13%, 05/15/2019	1,150	1,311		which time the interest rate will be determined.
3.13%, 11/15/2041	125	133		(i)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.13%, 02/15/2042	290	308		Notes to Financial Statements for additional information.
3.38%, 11/15/2019	2,000	2,319
4.13%, 05/15/2015	35	38
4.38%, 05/15/2040	1,900	2,514		Portfolio Summary (unaudited)
4.50%, 02/15/2036	1,250	1,667		Sector		Percent
6.00%, 02/15/2026	5,925	8,672
8.13%, 08/15/2019	1,600	2,363		Mortgage Securities		38 .21%
				Government		16 .57%
		$52,421		Financial		15 .92%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Asset Backed Securities		9.56%
OBLIGATIONS		$155,816		Consumer, Non-cyclical		6.93%
	Maturity			Communications		5.27%
REPURCHASE AGREEMENTS - 4.48%	Amount (000's)	Value(000	's)	Energy		5.21%
Banks- 4.48%				Utilities		2.86%
Investment in Joint Trading Account; Credit	$3,831	$3,831		Consumer, Cyclical		2.66%
Suisse Repurchase Agreement; 0.18%				Industrial		2.42%
dated 09/28/2012 maturing 10/01/2012				Basic Materials		2.03%
(collateralized by US Government				Technology		0.83%
Securities; $3,907,634; 3.50% - 10.63%;				Diversified		0.03%
dated 08/15/15 - 08/15/40)				Liabilities in Excess of Other Assets, Net		(8 .50)%
Investment in Joint Trading Account; Deutsche	2,682	2,682		TOTAL NET ASSETS		100.00%
Bank Repurchase Agreement; 0.20% dated
09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $2,735,344; 0.00% - 7.50%;
dated 11/30/12 - 01/01/48)
Investment in Joint Trading Account; JP	4,023	4,022
Morgan Repurchase Agreement; 0.18%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $4,103,015; 4.38% - 11.25%;
dated 02/15/15 - 11/15/39)

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2012 (unaudited)

Credit Default Swaps

Buy Protection
		(Pay)/				Upfront			Unrealized
		Receive	Expiration	Notional	Market	Premiums			Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Value	Paid/(Received)			(Depreciation)
Barclays Bank PLC	CDX.NA.HY.18	(5.00)%	06/20/2017	$6,336	$(40	) $		313	$(353)
Barclays Bank PLC	CDX.NA.HY.18	(5.00)%	06/20/2017	6,435	(40)			45	(85)
Barclays Bank PLC	CMBX.NA.AAA.1	(0.10)%	10/12/2052	1,250	30			68	(38)
Barclays Bank PLC	CMBX.NA.AAA.4	(0.35)%	02/17/2051	1,250	78			99	(21)
Total					$28			$525	$(497)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive			Notional			Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Amount			Appreciation/(Depreciation)
Deutsche Bank AG	3 Month LIBOR	Receive	1.74%	09/04/2022			$1,000		$(3)
Morgan Stanley & Co	3 Month LIBOR	Receive	2.38%	09/04/2032			750		6
Total									$3

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal		Principal
BONDS- 31.22%	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Advertising - 0.02%			Airlines (continued)
Omnicom Group Inc			UAL 2009-2A Pass Through Trust
4.45%, 08/15/2020	$128	$142	9.75%, 01/15/2017	$206	$238
					$594
Aerospace & Defense - 0.37%			Automobile Asset Backed Securities - 0.09%
Boeing Co/The			Ally Auto Receivables Trust
3.75%, 11/20/2016	51	57	0.79%, 09/15/2015	250	251
5.88%, 02/15/2040	154	214	AmeriCredit Automobile Receivables Trust
7.95%, 08/15/2024	200	300	2011-3
Exelis Inc			1.17%, 01/08/2016	120	121
4.25%, 10/01/2016	128	134	Ford Credit Auto Owner Trust
L-3 Communications Corp			1.35%, 12/15/2016(a)	129	131
4.95%, 02/15/2021	277	309	Santander Drive Auto Receivables Trust 2012-
Lockheed Martin Corp			4
3.35%, 09/15/2021	102	108	1.04%, 08/15/2016	120	121
5.50%, 11/15/2039	18	22			$624
5.72%, 06/01/2040	25	31
Northrop Grumman Corp			Automobile Manufacturers - 0.07%
3.50%, 03/15/2021	77	83	Daimler Finance North America LLC
Raytheon Co			6.50%, 11/15/2013	180	192
3.13%, 10/15/2020	77	82	8.50%, 01/18/2031	102	162
4.88%, 10/15/2040	154	183	Ford Motor Co
United Technologies Corp			7.45%, 07/16/2031	100	124
3.10%, 06/01/2022	200	213			$478
4.50%, 04/15/2020	74	87	Automobile Parts & Equipment - 0.04%
4.50%, 06/01/2042	200	224	Johnson Controls Inc
4.88%, 05/01/2015	200	222	3.75%, 12/01/2021	77	81
5.38%, 12/15/2017	102	124	5.00%, 03/30/2020	64	73
5.70%, 04/15/2040	51	66	5.25%, 12/01/2041	128	144
6.13%, 07/15/2038	18	24			$298
		$2,483
			Banks- 4.60%
Agriculture - 0.38%			Abbey National Treasury Services
Altria Group Inc			PLC/London
4.13%, 09/11/2015	36	39	2.88%, 04/25/2014	51	52
4.75%, 05/05/2021	128	146	Bank of America Corp
8.50%, 11/10/2013	205	223	3.63%, 03/17/2016	180	190
9.25%, 08/06/2019	192	273	3.70%, 09/01/2015	130	137
9.70%, 11/10/2018	77	110	3.88%, 03/22/2017	200	215
9.95%, 11/10/2038	175	294	4.50%, 04/01/2015	165	177
10.20%, 02/06/2039	10	17	4.75%, 08/01/2015	25	27
Archer-Daniels-Midland Co			5.42%, 03/15/2017	100	108
4.48%, 03/01/2021(a)	128	148
			5.63%, 07/01/2020	180	205
5.38%, 09/15/2035	51	62	5.65%, 05/01/2018	255	291
Bunge Ltd Finance Corp			5.70%, 01/24/2022	180	211
4.10%, 03/15/2016	77	83	5.88%, 02/07/2042	128	150
Lorillard Tobacco Co			6.00%, 09/01/2017	265	307
8.13%, 06/23/2019	36	46	6.50%, 08/01/2016	90	104
8.13%, 05/01/2040	25	33	7.38%, 05/15/2014	100	109
Philip Morris International Inc			7.63%, 06/01/2019	100	125
1.13%, 08/21/2017	100	100	Bank of Montreal
2.50%, 05/16/2016	128	135	2.50%, 01/11/2017	128	135
2.90%, 11/15/2021	51	53	Bank of New York Mellon Corp/The
4.38%, 11/15/2041	51	55	1.20%, 02/20/2015	180	182
4.50%, 03/26/2020	131	154	3.55%, 09/23/2021	51	55
5.65%, 05/16/2018	25	31	5.50%, 12/01/2017	32	37
6.38%, 05/16/2038	100	139	Bank of Nova Scotia
6.88%, 03/17/2014	270	295	1.85%, 01/12/2015	51	53
Reynolds American Inc			2.38%, 12/17/2013	51	52
7.63%, 06/01/2016	90	108	2.90%, 03/29/2016	102	109
		$2,544	Barclays Bank PLC
Airlines - 0.09%			2.38%, 01/13/2014	154	157
Continental Airlines 2010-A			2.75%, 02/23/2015	328	338
4.75%, 01/12/2021	49	52	5.14%, 10/14/2020	252	257
Continental Airlines 2012-2 Class A Pass Thru			6.75%, 05/22/2019	200	244
Certificates			BB&T Corp
4.00%, 10/29/2024(b)	200	204	1.60%, 08/15/2017	200	204
Delta Air Lines 2007-1 Class A Pass Through			3.95%, 04/29/2016	29	32
Trust			5.20%, 12/23/2015	25	28
6.82%, 08/10/2022	91	100	6.85%, 04/30/2019	18	23

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value (000's)

Banks (continued)				Banks (continued)
BNP Paribas SA				HSBC Holdings PLC	(continued)
3.25%, 03/11/2015	$257	$268		6.10%, 01/14/2042		$154	$203
5.00%, 01/15/2021	77	85		6.50%, 09/15/2037		200	237
Canadian Imperial Bank of				HSBC USA Inc
Commerce/Canada				2.38%, 02/13/2015		128	132
2.35%, 12/11/2015	51	54		JP Morgan Chase & Co
Capital One Financial Corp				1.88%, 03/20/2015		128	131
2.15%, 03/23/2015	154	158		2.05%, 01/24/2014		51	52
5.50%, 06/01/2015	51	57		2.60%, 01/15/2016		257	267
6.75%, 09/15/2017	77	94		3.45%, 03/01/2016		277	295
Citigroup Inc				3.70%, 01/20/2015		205	217
2.65%, 03/02/2015	128	131		4.40%, 07/22/2020		162	178
3.95%, 06/15/2016	257	275		4.50%, 01/24/2022		257	285
4.45%, 01/10/2017	154	169		4.63%, 05/10/2021		257	287
4.50%, 01/14/2022	154	169		4.65%, 06/01/2014		334	354
4.59%, 12/15/2015	77	84		4.95%, 03/25/2020		57	65
4.88%, 05/07/2015	100	106		5.13%, 09/15/2014		90	97
5.00%, 09/15/2014	257	271		5.25%, 05/01/2015		88	96
5.88%, 01/30/2042	328	395		5.40%, 01/06/2042		102	119
6.00%, 10/31/2033	15	16		5.60%, 07/15/2041		154	185
6.01%, 01/15/2015	25	27		6.30%, 04/23/2019		154	189
6.13%, 11/21/2017	328	386		6.40%, 05/15/2038		25	32
6.13%, 05/15/2018	128	152		KeyCorp
6.38%, 08/12/2014	272	296		3.75%, 08/13/2015		79	85
6.63%, 06/15/2032	12	14		5.10%, 03/24/2021		102	119
6.88%, 03/05/2038	25	33		KFW
8.13%, 07/15/2039	128	190		0.63%, 04/24/2015		385	387
8.50%, 05/22/2019	128	169		1.25%, 02/15/2017		257	263
Commonwealth Bank of Australia/New York				1.38%, 01/13/2014		205	208
NY				2.63%, 03/03/2015		257	270
1.25%, 09/18/2015	200	201		2.63%, 02/16/2016		257	274
Cooperatieve Centrale Raiffeisen-				2.63%, 01/25/2022		257	271
Boerenleenbank BA/Netherlands				2.75%, 10/21/2014		141	148
3.38%, 01/19/2017	128	136		2.75%, 09/08/2020		128	138
3.88%, 02/08/2022	128	136		3.50%, 03/10/2014		128	134
4.50%, 01/11/2021	51	57		4.00%, 10/15/2013		77	80
Credit Suisse/New York NY				4.00%, 01/27/2020		97	113
5.40%, 01/14/2020	200	219		4.13%, 10/15/2014		334	359
5.50%, 05/01/2014	369	394		4.38%, 03/15/2018		95	111
Deutsche Bank AG/London				4.50%, 07/16/2018		102	121
3.45%, 03/30/2015	78	82		4.88%, 06/17/2019		282	344
3.88%, 08/18/2014	257	270		5.13%, 03/14/2016		277	319
6.00%, 09/01/2017	344	410		Korea Development Bank/The
Export-Import Bank of Korea				8.00%, 01/23/2014		257	279
5.00%, 04/11/2022	200	235		Landwirtschaftliche Rentenbank
5.88%, 01/14/2015	151	166		2.38%, 09/13/2017		200	214
8.13%, 01/21/2014	115	125		3.13%, 07/15/2015		102	109
Fifth Third Bancorp				5.00%, 11/08/2016		102	119
5.45%, 01/15/2017	51	57		Lloyds TSB Bank PLC
Goldman Sachs Group Inc/The				4.88%, 01/21/2016		180	197
3.30%, 05/03/2015	200	208		6.38%, 01/21/2021		51	63
3.63%, 02/07/2016	257	271		Mellon Funding Corp
5.15%, 01/15/2014	38	40		5.00%, 12/01/2014		77	82
5.25%, 10/15/2013	70	73		Morgan Stanley
5.25%, 07/27/2021	202	223		3.80%, 04/29/2016		278	287
5.38%, 03/15/2020	128	143		4.00%, 07/24/2015		200	208
5.50%, 11/15/2014	257	279		4.75%, 04/01/2014		195	202
5.63%, 01/15/2017	282	311		5.63%, 09/23/2019		321	351
5.75%, 01/24/2022	228	263		5.75%, 01/25/2021		350	384
6.00%, 05/01/2014	102	110		6.00%, 05/13/2014		218	231
6.13%, 02/15/2033	12	13		6.00%, 04/28/2015		164	178
6.15%, 04/01/2018	321	375		6.25%, 08/28/2017		375	425
6.25%, 02/01/2041	128	148		6.38%, 07/24/2042		100	110
6.45%, 05/01/2036	51	53		7.25%, 04/01/2032		15	18
6.75%, 10/01/2037	273	292		National Australia Bank Ltd/New York
HSBC Bank USA NA/New York NY				1.60%, 08/07/2015		100	101
4.63%, 04/01/2014	257	270		Oesterreichische Kontrollbank AG
HSBC Holdings PLC				1.13%, 07/06/2015		200	202
4.00%, 03/30/2022	128	137		2.00%, 06/03/2016		128	133
5.10%, 04/05/2021	228	263

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Banks (continued)			Beverages (continued)
PNC Funding Corp			Beam Inc
2.70%, 09/19/2016	$128	$136	5.38%, 01/15/2016	$2	$2
3.63%, 02/08/2015	64	68	Bottling Group LLC
4.38%, 08/11/2020	51	58	6.95%, 03/15/2014	138	151
5.13%, 02/08/2020	25	30	Coca-Cola Co/The
5.63%, 02/01/2017	102	117	0.75%, 11/15/2013	128	129
6.70%, 06/10/2019	25	32	0.75%, 03/13/2015	102	103
Royal Bank of Canada			1.50%, 11/15/2015	77	79
2.63%, 12/15/2015	51	54	1.65%, 03/14/2018	200	207
2.88%, 04/19/2016	251	267	1.80%, 09/01/2016	77	80
Royal Bank of Scotland PLC/The			3.15%, 11/15/2020	128	140
3.95%, 09/21/2015	128	136	Diageo Capital PLC
5.63%, 08/24/2020	167	190	1.50%, 05/11/2017	200	204
State Street Corp			4.83%, 07/15/2020	51	60
5.38%, 04/30/2017	18	21	Diageo Finance BV
Sumitomo Mitsui Banking Corp			3.25%, 01/15/2015	41	43
1.35%, 07/18/2015	100	101	Dr Pepper Snapple Group Inc
3.20%, 07/18/2022	100	102	2.60%, 01/15/2019	77	79
SunTrust Banks Inc			PepsiAmericas Inc
3.60%, 04/15/2016	102	109	4.88%, 01/15/2015	25	27
Toronto-Dominion Bank/The			PepsiCo Inc
1.38%, 07/14/2014	51	52	0.88%, 10/25/2013	51	51
2.38%, 10/19/2016	180	189	2.50%, 05/10/2016	51	54
UBS AG/Stamford CT			2.75%, 03/05/2022	128	133
2.25%, 01/28/2014	300	305	3.10%, 01/15/2015	23	24
4.88%, 08/04/2020	200	224	3.13%, 11/01/2020	128	138
5.88%, 12/20/2017	257	304	4.50%, 01/15/2020	51	60
US Bancorp			4.88%, 11/01/2040	128	153
1.13%, 10/30/2013	25	25	5.50%, 01/15/2040	51	66
1.65%, 05/15/2017	205	210	7.90%, 11/01/2018	158	214
2.45%, 07/27/2015	102	107			$3,220
2.95%, 07/15/2022	100	101
3.00%, 03/15/2022	128	134	Biotechnology - 0.20%
4.13%, 05/24/2021	77	88	Amgen Inc
4.20%, 05/15/2014	230	244	1.88%, 11/15/2014	77	79
Wachovia Bank NA			4.10%, 06/15/2021	180	196
6.60%, 01/15/2038	250	347	5.15%, 11/15/2041	77	86
Wachovia Corp			5.38%, 05/15/2043	100	116
4.88%, 02/15/2014	51	54	5.70%, 02/01/2019	12	14
5.25%, 08/01/2014	351	377	5.75%, 03/15/2040	25	29
5.75%, 02/01/2018	180	217	5.85%, 06/01/2017	279	333
Wells Fargo & Co			6.40%, 02/01/2039	12	15
2.10%, 05/08/2017	250	259	6.90%, 06/01/2038	90	119
3.50%, 03/08/2022	180	192	Celgene Corp
3.63%, 04/15/2015	268	287	2.45%, 10/15/2015	51	53
3.68%, 06/15/2016(a)	277	302	Genentech Inc
3.75%, 10/01/2014	154	163	4.75%, 07/15/2015	167	186
4.60%, 04/01/2021	102	118	Gilead Sciences Inc
Westpac Banking Corp			4.40%, 12/01/2021	77	88
3.00%, 08/04/2015	30	32			$1,314
3.00%, 12/09/2015	77	82	Chemicals - 0.41%
4.20%, 02/27/2015	108	116	Airgas Inc
4.88%, 11/19/2019	25	29	2.95%, 06/15/2016	77	81
		$30,910	CF Industries Inc
Beverages - 0.48%			6.88%, 05/01/2018	100	122
Anheuser-Busch Cos LLC			7.13%, 05/01/2020	100	125
5.50%, 01/15/2018	90	109	Dow Chemical Co/The
Anheuser-Busch InBev Worldwide Inc			2.50%, 02/15/2016	77	80
0.80%, 07/15/2015	100	100	4.13%, 11/15/2021	201	219
3.75%, 07/15/2042	100	100	5.90%, 02/15/2015	50	56
4.13%, 01/15/2015	15	16	7.38%, 11/01/2029	150	199
5.00%, 04/15/2020	38	46	7.60%, 05/15/2014	77	85
5.38%, 11/15/2014	154	169	8.55%, 05/15/2019	144	193
5.38%, 01/15/2020	68	84	9.40%, 05/15/2039	51	83
6.38%, 01/15/2040	51	73	Eastman Chemical Co
6.88%, 11/15/2019	51	68	3.00%, 12/15/2015	51	54
7.75%, 01/15/2019	128	173	3.60%, 08/15/2022	100	105
8.20%, 01/15/2039	51	85	4.50%, 01/15/2021	51	57
			4.80%, 09/01/2042	100	108

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Chemicals (continued)			Cosmetics & Personal Care - 0.12%
Ecolab Inc			Colgate-Palmolive Co
4.35%, 12/08/2021	$102	$116	2.95%, 11/01/2020	$154	$165
5.50%, 12/08/2041	77	96	Procter & Gamble Co/The
EI du Pont de Nemours & Co			0.70%, 08/15/2014	51	51
1.75%, 03/25/2014	77	78	2.30%, 02/06/2022	411	420
2.75%, 04/01/2016	77	82	4.70%, 02/15/2019	77	92
3.25%, 01/15/2015	77	82	4.85%, 12/15/2015	25	28
4.25%, 04/01/2021	177	205	5.55%, 03/05/2037	51	69
4.63%, 01/15/2020	25	29			$825
Potash Corp of Saskatchewan Inc
4.88%, 03/30/2020	51	59	Credit Card Asset Backed Securities - 0.09%
5.25%, 05/15/2014	25	27	Capital One Multi-Asset Execution Trust
PPG Industries Inc			5.75%, 07/15/2020	476	584
3.60%, 11/15/2020	51	55
Praxair Inc			Diversified Financial Services - 1.96%
2.20%, 08/15/2022	300	296	American Express Co
5.38%, 11/01/2016	51	60	6.15%, 08/28/2017	128	156
Sherwin-Williams Co/The			7.00%, 03/19/2018	182	230
3.13%, 12/15/2014	11	12	8.15%, 03/19/2038	25	40
		$2,764	American Express Credit Corp
			2.80%, 09/19/2016	257	273
Commercial Services - 0.07%			5.13%, 08/25/2014	257	278
ADT Corp/The
3.50%, 07/15/2022(c)	200	208	Aon Corp
4.88%, 07/15/2042(c)	100	108	5.00%, 09/30/2020	128	148
			Bear Stearns Cos LLC/The
Board of Trustees of The Leland Stanford			5.55%, 01/22/2017	51	58
Junior University/The
3.63%, 05/01/2014	77	81	6.40%, 10/02/2017	328	394
			7.25%, 02/01/2018	144	180
Western Union Co/The			BlackRock Inc
5.25%, 04/01/2020	25	29
6.50%, 02/26/2014	18	20	3.38%, 06/01/2022	100	106
			3.50%, 12/10/2014	38	40
Yale University			5.00%, 12/10/2019	25	30
2.90%, 10/15/2014	25	26	Boeing Capital Corp
		$472	4.70%, 10/27/2019	33	39
Computers - 0.39%			Caterpillar Financial Services Corp
Affiliated Computer Services Inc			1.10%, 05/29/2015	100	101
5.20%, 06/01/2015	51	55	1.63%, 06/01/2017	150	153
Computer Sciences Corp			2.65%, 04/01/2016	77	82
2.50%, 09/15/2015	170	173	6.13%, 02/17/2014	257	277
4.45%, 09/15/2022	100	100	7.15%, 02/15/2019	113	149
6.50%, 03/15/2018	302	350	Charles Schwab Corp/The
Dell Inc			4.95%, 06/01/2014	167	179
5.63%, 04/15/2014	25	27	Countrywide Financial Corp
7.10%, 04/15/2028	51	63	6.25%, 05/15/2016	56	61
Hewlett-Packard Co			Ford Motor Credit Co LLC
2.13%, 09/13/2015	77	78	2.75%, 05/15/2015	200	204
2.60%, 09/15/2017	154	154	3.98%, 06/15/2016	300	316
3.00%, 09/15/2016	128	132	4.25%, 02/03/2017	200	213
4.65%, 12/09/2021	180	188	4.25%, 09/20/2022	200	205
6.00%, 09/15/2041	154	162	5.00%, 05/15/2018	200	218
6.13%, 03/01/2014	272	290	5.88%, 08/02/2021	200	226
International Business Machines Corp			7.00%, 10/01/2013	100	106
0.55%, 02/06/2015	128	128	8.70%, 10/01/2014	100	114
0.88%, 10/31/2014	300	303	Franklin Resources Inc
5.60%, 11/30/2039	92	123	3.13%, 05/20/2015	51	54
5.70%, 09/14/2017	180	221	General Electric Capital Corp
6.22%, 08/01/2027	51	70	2.10%, 01/07/2014	257	262
		$2,617	2.13%, 12/21/2012	64	64
			2.15%, 01/09/2015	257	265
Consumer Products - 0.07%			2.30%, 04/27/2017	257	264
Avery Dennison Corp			2.63%, 12/28/2012	180	181
5.38%, 04/15/2020	25	27	3.15%, 09/07/2022	400	402
Clorox Co/The			3.50%, 06/29/2015	77	82
3.80%, 11/15/2021	128	137	3.75%, 11/14/2014	205	217
Kimberly-Clark Corp			4.63%, 01/07/2021	77	86
2.40%, 03/01/2022	257	262	5.30%, 02/11/2021	308	353
7.50%, 11/01/2018	18	24	5.38%, 10/20/2016	554	637
		$450	5.50%, 06/04/2014	51	55
			5.50%, 01/08/2020	95	112

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Diversified Financial Services (continued)				Electric (continued)
General Electric Capital Corp	(continued)			Commonwealth Edison Co	(continued)
5.63%, 09/15/2017		$154	$181	5.80%, 03/15/2018		$212	$260
5.88%, 01/14/2038		266	317	Consolidated Edison Co of New York Inc
6.00%, 08/07/2019		181	220	4.20%, 03/15/2042		128	141
6.15%, 08/07/2037		155	190	5.85%, 03/15/2036		51	67
6.75%, 03/15/2032		81	104	6.65%, 04/01/2019		51	66
6.88%, 01/10/2039		200	267	6.75%, 04/01/2038		25	37
Goldman Sachs Capital I				Constellation Energy Group Inc
6.35%, 02/15/2034		54	54	4.55%, 06/15/2015		15	16
HSBC Finance Corp				Consumers Energy Co
6.68%, 01/15/2021		99	115	5.50%, 08/15/2016		73	84
Jefferies Group Inc				Detroit Edison Co/The
3.88%, 11/09/2015		102	103	3.45%, 10/01/2020		5	6
6.88%, 04/15/2021		27	29	Dominion Resources Inc/VA
8.50%, 07/15/2019		12	14	1.80%, 03/15/2014		77	78
John Deere Capital Corp				4.90%, 08/01/2041		77	89
0.70%, 09/04/2015		200	200	5.15%, 07/15/2015		51	57
0.88%, 04/17/2015		152	153	8.88%, 01/15/2019		205	279
1.20%, 10/10/2017		200	201	Duke Energy Carolinas LLC
1.40%, 03/15/2017		180	184	5.30%, 10/01/2015		154	175
2.25%, 06/07/2016		77	81	5.30%, 02/15/2040		12	15
2.75%, 03/15/2022		128	132	Duke Energy Corp
Merrill Lynch & Co Inc				3.35%, 04/01/2015		215	227
5.30%, 09/30/2015		25	27	3.95%, 09/15/2014		6	6
5.45%, 07/15/2014		205	219	Duke Energy Indiana Inc
6.05%, 05/16/2016		144	157	3.75%, 07/15/2020		37	41
6.11%, 01/29/2037		150	159	4.20%, 03/15/2042		128	131
6.88%, 04/25/2018		205	246	6.12%, 10/15/2035		77	93
Murray Street Investment Trust I				Duke Energy Ohio Inc
4.65%, 03/09/2017(a)		257	276	5.45%, 04/01/2019		128	154
NASDAQ OMX Group Inc/The				Entergy Arkansas Inc
4.00%, 01/15/2015		51	53	3.75%, 02/15/2021		25	27
National Rural Utilities Cooperative Finance				Entergy Corp
Corp				4.70%, 01/15/2017		128	140
3.05%, 02/15/2022		102	108	5.13%, 09/15/2020		89	96
3.88%, 09/16/2015		128	139	Exelon Corp
10.38%, 11/01/2018		218	323	4.90%, 06/15/2015		38	42
Nomura Holdings Inc				Exelon Generation Co LLC
4.13%, 01/19/2016		154	159	5.20%, 10/01/2019		102	116
6.70%, 03/04/2020		129	148	6.25%, 10/01/2039		144	167
ORIX Corp				FirstEnergy Corp
4.71%, 04/27/2015		120	128	7.38%, 11/15/2031		128	168
Private Export Funding Corp				FirstEnergy Solutions Corp
3.05%, 10/15/2014		25	26	6.05%, 08/15/2021		15	17
3.55%, 04/15/2013		25	25	6.80%, 08/15/2039		101	111
SLM Corp				Florida Power & Light Co
5.00%, 10/01/2013		84	87	5.13%, 06/01/2041		154	192
6.25%, 01/25/2016		180	195	5.63%, 04/01/2034		25	32
8.00%, 03/25/2020		25	29	5.69%, 03/01/2040		48	64
8.45%, 06/15/2018		154	180	Florida Power Corp
Toyota Motor Credit Corp				4.55%, 04/01/2020		77	89
0.88%, 07/17/2015		100	101	5.65%, 06/15/2018		128	156
2.05%, 01/12/2017		77	80	5.65%, 04/01/2040		25	32
3.20%, 06/17/2015		38	41	6.40%, 06/15/2038		66	91
3.30%, 01/12/2022		77	84	Georgia Power Co
			$13,145	3.00%, 04/15/2016		77	83
				4.25%, 12/01/2019		77	88
Electric - 1.56%				4.30%, 03/15/2042		228	243
Ameren Illinois Co				Great Plains Energy Inc
2.70%, 09/01/2022		300	306	4.85%, 06/01/2021		77	85
Appalachian Power Co				Hydro-Quebec
6.70%, 08/15/2037		77	102	8.05%, 07/07/2024		102	151
7.00%, 04/01/2038		20	28	Iberdrola International BV
Arizona Public Service Co				6.75%, 07/15/2036		128	136
4.50%, 04/01/2042		77	83	LG&E and KU Energy LLC
Baltimore Gas & Electric Co				3.75%, 11/15/2020		77	80
5.90%, 10/01/2016		69	81	Louisville Gas & Electric Co
Commonwealth Edison Co				5.13%, 11/15/2040		51	63
1.63%, 01/15/2014		77	78	MidAmerican Energy Holdings Co
4.00%, 08/01/2020		10	11	6.13%, 04/01/2036		156	200

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)				Electric (continued)
Mississippi Power Co				Virginia Electric and Power Co
4.25%, 03/15/2042	$100	$103		6.00%, 05/15/2037	$77		$104
Nevada Power Co				8.88%, 11/15/2038	10		17
5.45%, 05/15/2041	150	186		Westar Energy Inc
6.50%, 05/15/2018	77	98		5.10%, 07/15/2020	167		200
7.13%, 03/15/2019	12	16		Xcel Energy Inc
NextEra Energy Capital Holdings Inc				4.80%, 09/15/2041	100		115
1.20%, 06/01/2015	280	282					$10,490
2.55%, 11/15/2013	24	24
4.50%, 06/01/2021	51	57		Electrical Components & Equipment - 0.00%
Nisource Finance Corp				Emerson Electric Co
5.25%, 09/15/2017	70	81		4.88%, 10/15/2019	25		30
5.40%, 07/15/2014	47	50
5.95%, 06/15/2041	25	30		Electronics - 0.16%
6.40%, 03/15/2018	15	18		Agilent Technologies Inc
Northern States Power Co/MN				6.50%, 11/01/2017	265		324
5.25%, 03/01/2018	41	50		Honeywell International Inc
5.35%, 11/01/2039	82	105		5.30%, 03/01/2018	128		156
Ohio Edison Co				5.38%, 03/01/2041	77		101
8.25%, 10/15/2038	177	279		5.70%, 03/15/2037	12		16
Ohio Power Co				Koninklijke Philips Electronics NV
6.00%, 06/01/2016	81	94		5.00%, 03/15/2042	128		144
Oncor Electric Delivery Co LLC				5.75%, 03/11/2018	10		12
5.25%, 09/30/2040	51	54		Thermo Fisher Scientific Inc
6.80%, 09/01/2018	174	215		2.05%, 02/21/2014	77		79
Pacific Gas & Electric Co				3.20%, 05/01/2015	200		211
3.50%, 10/01/2020	25	28		4.70%, 05/01/2020	51		58
4.45%, 04/15/2042	102	112					$1,101
5.40%, 01/15/2040	128	158
6.05%, 03/01/2034	102	134		Engineering & Construction - 0.02%
PacifiCorp				ABB Finance USA Inc
5.65%, 07/15/2018	70	86		2.88%, 05/08/2022	100		103
6.25%, 10/15/2037	92	126
Peco Energy Co				Environmental Control - 0.07%
2.38%, 09/15/2022	100	101		Republic Services Inc
PG&E Corp				4.75%, 05/15/2023	51		58
5.75%, 04/01/2014	102	109		5.50%, 09/15/2019	104		123
PPL Energy Supply LLC				6.20%, 03/01/2040	59		74
5.70%, 10/15/2035	46	50		Waste Management Inc
Progress Energy Inc				6.38%, 03/11/2015	77		87
3.15%, 04/01/2022	128	130		7.00%, 07/15/2028	15		20
7.75%, 03/01/2031	136	192		7.38%, 03/11/2019	77		99
PSEG Power LLC							$461
2.75%, 09/15/2016	77	80
Public Service Co of New Mexico				Federal & Federally Sponsored Credit - 0.21%
7.95%, 05/15/2018	154	188		Federal Farm Credit Banks
Public Service Electric & Gas Co				0.70%, 12/14/2015	300		300
3.50%, 08/15/2020	73	80		0.75%, 12/19/2014	192		192
3.65%, 09/01/2042	200	201		1.50%, 11/16/2015	257		266
Puget Sound Energy Inc				2.63%, 04/17/2014	500		518
4.43%, 11/15/2041	77	87		3.88%, 10/07/2013	158		164
5.80%, 03/15/2040	51	68					$1,440
San Diego Gas & Electric Co				Finance - Mortgage Loan/Banker - 4.44%
5.35%, 05/15/2040	84	109		Fannie Mae
South Carolina Electric & Gas Co				0.00%, 06/01/2017(d)	154		147
5.45%, 02/01/2041	77	96		0.00%, 10/09/2019(d)	190		167
Southern California Edison Co				0.38%, 03/16/2015	257		257
4.05%, 03/15/2042	318	337		0.50%, 12/27/2013	192		192
5.50%, 03/15/2040	102	133		0.50%, 11/21/2014	282		282
5.95%, 02/01/2038	7	9		0.50%, 07/02/2015	500		502
Southwestern Electric Power Co				0.60%, 10/25/2013	128		128
6.20%, 03/15/2040	51	65		0.63%, 10/30/2014	385		388
6.45%, 01/15/2019	25	31		0.75%, 12/18/2013	528		532
Toledo Edison Co/The				0.75%, 12/19/2014	257		259
7.25%, 05/01/2020	77	101		0.80%, 11/23/2015	282		282
TransAlta Corp				0.85%, 10/24/2014	128		128
6.50%, 03/15/2040	25	26		0.88%, 08/28/2014	128		129
Union Electric Co				0.88%, 08/28/2017	500		503
6.40%, 06/15/2017	77	95		0.95%, 08/23/2017	400		401

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Finance - Mortgage Loan/Banker (continued)				Finance - Mortgage Loan/Banker (continued)
Fannie Mae (continued)				Freddie Mac (continued)
1.00%, 09/23/2013	$411	$414		1.15%, 10/19/2015	$128	$128
1.00%, 11/07/2014	128	128		1.20%, 03/06/2017	205	207
1.10%, 04/24/2015	154	154		1.25%, 05/12/2017	257	263
1.13%, 06/27/2014	180	183		1.35%, 04/29/2014	257	261
1.13%, 04/27/2017	500	509		1.38%, 02/25/2014	128	130
1.25%, 02/27/2014	257	261		1.40%, 08/22/2019	500	499
1.25%, 09/28/2016	321	330		1.63%, 12/05/2016	205	206
1.25%, 01/30/2017	192	197		1.75%, 09/10/2015	64	67
1.38%, 10/19/2016	192	192		2.00%, 08/25/2016	500	527
1.38%, 11/15/2016	257	265		2.38%, 01/13/2022	257	270
1.45%, 10/03/2016	128	128		2.50%, 01/07/2014	64	66
1.50%, 04/17/2017	128	129		2.50%, 04/23/2014	51	53
1.63%, 10/26/2015	257	266		2.50%, 05/27/2016	180	193
2.38%, 07/28/2015	102	108		2.88%, 02/09/2015	128	136
2.38%, 04/11/2016	180	192		3.00%, 07/28/2014	500	524
2.50%, 05/15/2014	51	53		3.00%, 07/31/2019	200	204
2.63%, 11/20/2014	628	659		3.75%, 03/27/2019	552	643
2.75%, 02/05/2014	385	398		4.13%, 09/27/2013	64	67
2.75%, 03/13/2014	757	784		4.38%, 07/17/2015	51	57
2.88%, 12/11/2013	72	74		4.50%, 01/15/2014	564	595
3.00%, 09/16/2014	462	487		4.50%, 01/15/2015	64	70
4.13%, 04/15/2014	257	272		4.75%, 11/17/2015	564	640
4.38%, 10/15/2015	102	114		4.75%, 01/19/2016	231	264
4.63%, 10/15/2014	38	41		4.88%, 11/15/2013	308	324
5.00%, 03/15/2016	321	370		4.88%, 06/13/2018	212	258
5.00%, 02/13/2017	64	76		5.00%, 01/30/2014	64	68
5.00%, 05/11/2017	64	76		5.00%, 07/15/2014	192	208
5.25%, 09/15/2016	51	60		5.00%, 02/16/2017	102	121
5.38%, 06/12/2017	321	389		5.00%, 04/18/2017	257	306
5.63%, 07/15/2037	25	37		5.13%, 11/17/2017	180	219
6.00%, 04/18/2036	51	60		5.25%, 04/18/2016	180	210
6.63%, 11/15/2030	102	157		5.50%, 07/18/2016	321	381
7.13%, 01/15/2030	199	315		5.50%, 08/23/2017	231	283
7.25%, 05/15/2030	180	290		6.25%, 07/15/2032	231	349
Federal Home Loan Banks				6.75%, 03/15/2031	77	120
0.38%, 11/27/2013	255	256				$29,850
0.38%, 01/29/2014	255	256
0.50%, 02/24/2015	100	100		Food- 0.49%
0.88%, 12/27/2013	125	126		Campbell Soup Co
1.00%, 06/21/2017	500	506		3.05%, 07/15/2017	128	138
1.38%, 05/28/2014	255	260		4.25%, 04/15/2021	51	58
1.63%, 06/14/2019	500	514		ConAgra Foods Inc
2.38%, 03/14/2014	295	304		2.10%, 03/15/2018	200	203
2.75%, 12/12/2014	295	311		3.25%, 09/15/2022	100	101
2.75%, 03/13/2015	180	191		5.88%, 04/15/2014	30	32
2.88%, 06/12/2015	295	315		Delhaize Group SA
3.13%, 12/13/2013	50	52		5.70%, 10/01/2040	102	91
3.63%, 10/18/2013	60	62		General Mills Inc
4.00%, 09/06/2013	35	36		3.15%, 12/15/2021	77	80
4.50%, 09/16/2013	35	36		HJ Heinz Finance Co
4.50%, 02/18/2015	255	279		6.75%, 03/15/2032	25	32
4.75%, 12/16/2016	60	70		Kellogg Co
4.88%, 05/17/2017	320	382		4.00%, 12/15/2020	77	86
5.00%, 11/17/2017	190	230		Kraft Foods Group Inc
				1.63%, 06/04/2015(c)	300	305
5.25%, 06/18/2014	60	65		3.50%, 06/06/2022(c)	300	317
5.38%, 05/18/2016	575	675		5.00%, 06/04/2042(c)	200	223
5.50%, 08/13/2014	165	181		5.38%, 02/10/2020(c)	95	113
5.50%, 07/15/2036	180	249		6.50%, 02/09/2040(c)	75	100
5.63%, 06/11/2021	150	198		6.88%, 01/26/2039(c)	161	220
Freddie Mac
0.38%, 10/30/2013	500	501		Kraft Foods Inc
0.63%, 12/23/2013	757	760		4.13%, 02/09/2016	115	126
0.63%, 12/29/2014	257	259		5.38%, 02/10/2020	88	106
0.75%, 10/17/2014	128	128		6.50%, 08/11/2017	257	316
0.88%, 10/28/2013	257	259		6.75%, 02/19/2014	43	47
0.90%, 01/23/2015	257	257		Kroger Co/The
1.00%, 07/30/2014	257	260		3.40%, 04/15/2022	154	160
1.00%, 08/20/2014	257	260		4.95%, 01/15/2015	77	84
1.00%, 08/27/2014	128	130		5.40%, 07/15/2040	25	27

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's) Value (000's)

Food (continued)				Healthcare - Services (continued)
Kroger Co/The (continued)				UnitedHealth Group Inc	(continued)
6.15%, 01/15/2020	$12	$15		6.88%, 02/15/2038		$141	$196
6.40%, 08/15/2017	18	22		WellPoint Inc
Safeway Inc				3.30%, 01/15/2023		300	303
3.95%, 08/15/2020	32	31		4.65%, 01/15/2043		100	102
6.25%, 03/15/2014	126	135		5.25%, 01/15/2016		33	37
Unilever Capital Corp				5.80%, 08/15/2040		5	6
5.90%, 11/15/2032	100	142		6.38%, 06/15/2037		77	95
		$3,310		7.00%, 02/15/2019		180	225
Forest Products & Paper - 0.09%							$2,167
Georgia-Pacific LLC				Home Furnishings - 0.01%
7.75%, 11/15/2029	51	67		Whirlpool Corp
8.00%, 01/15/2024	128	175		4.85%, 06/15/2021		77	82
International Paper Co
7.30%, 11/15/2039	25	33
7.50%, 08/15/2021	136	179		Insurance - 0.75%
9.38%, 05/15/2019	61	83		ACE INA Holdings Inc
Plum Creek Timberlands LP				5.88%, 06/15/2014		25	27
				Aegon NV
4.70%, 03/15/2021	51	54		4.63%, 12/01/2015		23	25
		$591		Aflac Inc
Gas- 0.09%				3.45%, 08/15/2015		220	236
Atmos Energy Corp				6.45%, 08/15/2040		32	39
4.95%, 10/15/2014	51	55		8.50%, 05/15/2019		12	16
CenterPoint Energy Inc				Allstate Corp/The
6.50%, 05/01/2018	77	93		5.20%, 01/15/2042		128	153
National Grid PLC				6.75%, 05/15/2018		51	64
6.30%, 08/01/2016	41	48		7.45%, 05/16/2019		51	67
Sempra Energy				American International Group Inc
2.00%, 03/15/2014	102	104		3.00%, 03/20/2015		128	132
6.00%, 10/15/2039	112	145		4.88%, 06/01/2022		250	282
6.15%, 06/15/2018	120	148		5.60%, 10/18/2016		77	88
		$593		5.85%, 01/16/2018		154	179
				6.25%, 03/15/2037		102	103
Healthcare - Products - 0.15%				6.40%, 12/15/2020		128	156
Baxter International Inc				8.25%, 08/15/2018		113	145
2.40%, 08/15/2022	250	252		AXA SA
4.25%, 03/15/2020	51	58		8.60%, 12/15/2030		38	46
5.90%, 09/01/2016	18	21		Berkshire Hathaway Finance Corp
Becton Dickinson and Co				1.50%, 01/10/2014		77	78
5.00%, 11/12/2040	51	62		4.25%, 01/15/2021		102	116
Boston Scientific Corp				5.75%, 01/15/2040		15	18
6.00%, 01/15/2020	51	61		Berkshire Hathaway Inc
6.25%, 11/15/2015	51	58		1.90%, 01/31/2017		128	132
7.38%, 01/15/2040	51	70		3.20%, 02/11/2015		178	189
Covidien International Finance SA				3.40%, 01/31/2022		205	219
6.00%, 10/15/2017	123	151		Chubb Corp/The
Medtronic Inc				6.50%, 05/15/2038		10	14
3.00%, 03/15/2015	128	135		CNA Financial Corp
4.45%, 03/15/2020	102	118		5.75%, 08/15/2021		77	90
Stryker Corp				Fidelity National Financial Inc
4.38%, 01/15/2020	25	29		6.60%, 05/15/2017		51	57
		$1,015		Genworth Financial Inc
Healthcare - Services - 0.32%				5.75%, 06/15/2014		200	206
Aetna Inc				7.70%, 06/15/2020		25	26
4.13%, 06/01/2021	102	112		Hartford Financial Services Group Inc
6.63%, 06/15/2036	105	137		5.38%, 03/15/2017		177	197
6.75%, 12/15/2037	112	148		6.00%, 01/15/2019		18	20
Cigna Corp				6.63%, 03/30/2040		25	30
2.75%, 11/15/2016	128	135		Lincoln National Corp
5.38%, 02/15/2042	128	143		7.00%, 06/15/2040		47	59
Quest Diagnostics Inc				8.75%, 07/01/2019		141	185
4.70%, 04/01/2021	102	115		Marsh & McLennan Cos Inc
4.75%, 01/30/2020	3	3		5.75%, 09/15/2015		10	11
5.45%, 11/01/2015	18	20		MetLife Inc
UnitedHealth Group Inc				5.70%, 06/15/2035		164	201
				6.40%, 12/15/2049(a)		38	40
2.88%, 03/15/2022	180	184
4.70%, 02/15/2021	90	105		6.75%, 06/01/2016		257	308
6.50%, 06/15/2037	77	101		7.72%, 02/15/2019		25	33

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Insurance (continued)				Machinery - Diversified - 0.02%
PartnerRe Finance B LLC				Deere & Co
5.50%, 06/01/2020	$25	$28		4.38%, 10/16/2019	$56		$65
Progressive Corp/The				Rockwell Automation Inc
3.75%, 08/23/2021	77	86		6.25%, 12/01/2037	51		70
Protective Life Corp							$135
8.45%, 10/15/2039	51	66
Prudential Financial Inc				Media- 1.06%
4.50%, 11/16/2021	128	141		CBS Corp
4.75%, 09/17/2015	51	56		1.95%, 07/01/2017	200		205
5.10%, 09/20/2014	28	30		4.85%, 07/01/2042	200		212
5.70%, 12/14/2036	25	28		5.75%, 04/15/2020	65		78
5.80%, 11/16/2041	51	59		7.88%, 07/30/2030	78		106
6.00%, 12/01/2017	77	91		Comcast Corp
6.63%, 12/01/2037	15	19		4.65%, 07/15/2042	100		107
Travelers Cos Inc/The				5.15%, 03/01/2020	174		207
6.25%, 06/15/2037	12	16		5.90%, 03/15/2016	128		149
6.75%, 06/20/2036	51	71		6.30%, 11/15/2017	128		158
Unum Group				6.40%, 03/01/2040	149		194
7.13%, 09/30/2016	77	90		6.45%, 03/15/2037	60		77
Validus Holdings Ltd				6.95%, 08/15/2037	74		101
8.88%, 01/26/2040	51	65		COX Communications Inc
Willis Group Holdings PLC				5.45%, 12/15/2014	261		287
4.13%, 03/15/2016	128	136		5.50%, 10/01/2015	25		28
WR Berkley Corp				DIRECTV Holdings LLC / DIRECTV
6.25%, 02/15/2037	29	33		Financing Co Inc
XL Group PLC				3.55%, 03/15/2015	199		211
5.25%, 09/15/2014	12	13		3.80%, 03/15/2022	102		105
		$5,015		4.60%, 02/15/2021	171		187
				5.88%, 10/01/2019	56		66
Internet - 0.09%				6.00%, 08/15/2040	163		182
eBay Inc				Discovery Communications LLC
0.88%, 10/15/2013	25	25		3.70%, 06/01/2015	32		34
1.63%, 10/15/2015	51	53		5.05%, 06/01/2020	51		59
2.60%, 07/15/2022	100	101		5.63%, 08/15/2019	51		62
4.00%, 07/15/2042	100	97		6.35%, 06/01/2040	43		54
Expedia Inc				Historic TW Inc
7.46%, 08/15/2018	128	151		6.88%, 06/15/2018	25		32
Google Inc				McGraw-Hill Cos Inc/The
1.25%, 05/19/2014	51	52		6.55%, 11/15/2037	51		62
2.13%, 05/19/2016	51	54		NBCUniversal Media LLC
3.63%, 05/19/2021	51	57		3.65%, 04/30/2015	129		138
		$590		4.38%, 04/01/2021	51		58
				5.15%, 04/30/2020	75		89
Iron & Steel - 0.12%				5.95%, 04/01/2041	100		122
ArcelorMittal				6.40%, 04/30/2040	51		65
4.00%, 08/05/2015	189	188		News America Inc
5.75%, 03/01/2021(a)	227	216
				5.65%, 08/15/2020	51		61
6.13%, 06/01/2018	51	51		6.15%, 02/15/2041	77		96
7.00%, 03/01/2041	77	69		6.20%, 12/15/2034	54		65
7.25%, 10/15/2039	51	47		6.40%, 12/15/2035	128		159
9.85%, 06/01/2019	95	109		6.90%, 03/01/2019	154		194
Cliffs Natural Resources Inc				Reed Elsevier Capital Inc
4.88%, 04/01/2021	128	125		7.75%, 01/15/2014	10		11
Nucor Corp				8.63%, 01/15/2019	100		128
5.75%, 12/01/2017	12	15		Thomson Reuters Corp
		$820		5.70%, 10/01/2014	23		25
Lodging - 0.06%				5.85%, 04/15/2040	25		31
Starwood Hotels & Resorts Worldwide Inc				Time Warner Cable Inc
7.15%, 12/01/2019	102	124		3.50%, 02/01/2015	25		27
7.88%, 10/15/2014	128	145		4.00%, 09/01/2021	180		198
Wyndham Worldwide Corp				5.50%, 09/01/2041	300		339
7.38%, 03/01/2020	102	123		5.85%, 05/01/2017	51		61
		$392		6.55%, 05/01/2037	51		64
				6.75%, 07/01/2018	51		64
Machinery - Construction & Mining - 0.02%				6.75%, 06/15/2039	77		100
Caterpillar Inc				7.30%, 07/01/2038	25		34
3.80%, 08/15/2042(c)	105	106		8.25%, 04/01/2019	154		207
				8.75%, 02/14/2019	48		65
				Time Warner Entertainment Co LP
				8.38%, 07/15/2033	95		138

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Media (continued)				Mining (continued)
Time Warner Inc				Vale Overseas Ltd (continued)
3.15%, 07/15/2015	$79	$84		6.88%, 11/21/2036	$167	$193
4.00%, 01/15/2022	180	199		8.25%, 01/17/2034	38	49
4.70%, 01/15/2021	81	93				$4,179
4.88%, 03/15/2020	42	49
5.38%, 10/15/2041	128	146		Miscellaneous Manufacturing - 0.11%
5.88%, 11/15/2016	180	213		3M Co
6.10%, 07/15/2040	43	53		1.38%, 09/29/2016	128	131
6.20%, 03/15/2040	51	64		5.70%, 03/15/2037	38	52
6.50%, 11/15/2036	20	25		Danaher Corp
7.63%, 04/15/2031	95	133		5.63%, 01/15/2018	128	155
Viacom Inc				Dover Corp
2.50%, 12/15/2016	102	107		5.38%, 03/01/2041	77	101
3.88%, 12/15/2021	128	139		GE Capital Trust I
4.25%, 09/15/2015	22	24		6.38%, 11/15/2067	15	16
6.88%, 04/30/2036	66	87		General Electric Co
Walt Disney Co/The				5.25%, 12/06/2017	128	151
1.35%, 08/16/2016	51	52		Ingersoll-Rand Global Holding Co Ltd
2.75%, 08/16/2021	102	107		9.50%, 04/15/2014	10	11
7.00%, 03/01/2032	51	74		Parker Hannifin Corp
		$7,151		3.50%, 09/15/2022	77	83
				Textron Inc
Mining - 0.62%				6.20%, 03/15/2015	9	10
Alcoa Inc				Tyco Electronics Group SA
5.40%, 04/15/2021	51	54		6.55%, 10/01/2017	12	15
5.90%, 02/01/2027	51	53		7.13%, 10/01/2037	14	19
6.15%, 08/15/2020	12	13				$744
6.50%, 06/15/2018	167	190
AngloGold Ashanti Holdings PLC				Mortgage Backed Securities - 1.79%
5.38%, 04/15/2020	3	3		Banc of America Commercial Mortgage Trust
Barrick Gold Corp				2006-3
2.90%, 05/30/2016	77	81		5.89%, 07/10/2044	15	18
6.95%, 04/01/2019	200	248		Banc of America Commercial Mortgage Trust
Barrick PD Australia Finance Pty Ltd				2006-5
				5.41%, 09/10/2047(a)	514	584
4.95%, 01/15/2020	60	67
5.95%, 10/15/2039	90	105		Banc of America Commercial Mortgage Trust
BHP Billiton Finance USA Ltd				2007-2
1.13%, 11/21/2014	77	78		5.63%, 04/10/2049	45	47
1.63%, 02/24/2017	128	131		Banc of America Commercial Mortgage Trust
3.25%, 11/21/2021	128	136		2008-1
				6.40%, 02/10/2051(a)	41	50
4.13%, 02/24/2042	128	136
5.50%, 04/01/2014	257	276		Banc of America Merrill Lynch Commercial
6.50%, 04/01/2019	23	29		Mortgage Inc
Freeport-McMoRan Copper & Gold Inc				4.76%, 11/10/2039	39	40
				5.25%, 11/10/2042(a)	77	79
3.55%, 03/01/2022	102	102		5.36%, 09/10/2047(a)	129	145
Newmont Mining Corp
3.50%, 03/15/2022	102	104		Bear Stearns Commercial Mortgage
5.13%, 10/01/2019	51	58		Securities
6.25%, 10/01/2039	118	139		5.54%, 09/11/2041	129	149
Rio Tinto Alcan Inc				5.54%, 10/12/2041	194	225
				5.89%, 09/11/2038(a)	99	114
5.20%, 01/15/2014	51	54
6.13%, 12/15/2033	77	98		CD 2006-CD3 Mortgage Trust
Rio Tinto Finance USA Ltd				5.62%, 10/15/2048	82	95
2.25%, 09/20/2016	200	207		Citigroup Commercial Mortgage Trust
3.75%, 09/20/2021	128	136		4.73%, 10/15/2041	197	210
6.50%, 07/15/2018	203	253		COMM 2007-C9 Mortgage Trust
				6.00%, 12/10/2049(a)	129	153
7.13%, 07/15/2028	12	16
8.95%, 05/01/2014	33	37		Commercial Mortgage Loan Trust 2008-LS1
				6.20%, 12/10/2049(a)	89	105
9.00%, 05/01/2019	83	114
Rio Tinto Finance USA PLC				Commercial Mortgage Pass Through
4.75%, 03/22/2042	128	138		Certificates
				4.84%, 10/15/2037(a)	51	54
Southern Copper Corp
5.38%, 04/16/2020	25	28		Commercial Mortgage Pass-Through
6.75%, 04/16/2040	108	124		Certificates Series 2007-C4
				5.95%, 09/15/2039(a)	126	136
Teck Resources Ltd
3.00%, 03/01/2019	102	103		Credit Suisse First Boston Mortgage Securities
6.25%, 07/15/2041	154	168		Corp
Vale Overseas Ltd				4.83%, 11/15/2037	206	221
5.63%, 09/15/2019	46	52		5.01%, 02/15/2038	257	280
6.25%, 01/23/2017	351	406

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Office & Business Equipment (continued)
GE Capital Commercial Mortgage Corp				Xerox Corp
4.94%, 07/10/2045	$22	$23		2.95%, 03/15/2017	$154	$159
5.48%, 11/10/2045(a)	26	29		4.25%, 02/15/2015	48	51
Greenwich Capital Commercial Funding				4.50%, 05/15/2021	51	54
Corp				5.63%, 12/15/2019	21	24
5.44%, 03/10/2039(a)	217	248		8.25%, 05/15/2014	28	31
5.74%, 12/10/2049	386	450				$512
GS Mortgage Securities Corp II
5.98%, 08/10/2045(a)	62	65		Oil & Gas - 1.76%
5.98%, 08/10/2045(a)	514	589		Alberta Energy Co Ltd
JP Morgan Chase Commercial Mortgage				7.38%, 11/01/2031	77	98
Securities Corp				Anadarko Finance Co
4.17%, 08/15/2046	257	294		7.50%, 05/01/2031	77	103
4.74%, 07/15/2042	90	99		Anadarko Petroleum Corp
4.78%, 07/15/2042	77	83		5.95%, 09/15/2016	178	206
4.88%, 01/12/2038(a)	106	110		6.20%, 03/15/2040	25	31
4.88%, 01/15/2042	136	147		6.38%, 09/15/2017	206	248
5.23%, 12/15/2044	219	226		6.45%, 09/15/2036	125	155
5.34%, 05/15/2047	342	391		Apache Corp
5.42%, 01/15/2049	154	178		3.63%, 02/01/2021	77	85
5.43%, 12/12/2043	305	349		4.75%, 04/15/2043	128	146
5.44%, 05/15/2045(a)	17	19		5.10%, 09/01/2040	92	110
5.45%, 06/12/2047	153	162		BP Capital Markets PLC
5.46%, 12/12/2043	257	263		1.85%, 05/05/2017	200	204
5.82%, 06/12/2043	64	66		3.13%, 10/01/2015	51	54
6.06%, 04/15/2045(a)	257	289		3.20%, 03/11/2016	102	110
LB Commercial Mortgage Trust 2007-C3				3.88%, 03/10/2015	15	16
6.09%, 07/15/2044(a)	63	75		4.74%, 03/11/2021	128	149
LB-UBS Commercial Mortgage Trust				4.75%, 03/10/2019	25	29
4.79%, 07/15/2040(a)	257	276		5.25%, 11/07/2013	270	284
4.84%, 07/15/2040	180	187		Canadian Natural Resources Ltd
5.02%, 09/15/2040	142	153		5.70%, 05/15/2017	16	19
5.20%, 11/15/2030	129	143		6.25%, 03/15/2038	64	84
5.43%, 02/15/2040	500	572		Cenovus Energy Inc
5.45%, 06/15/2029(a)	154	165		4.50%, 09/15/2014	42	45
5.66%, 03/15/2039	129	147		5.70%, 10/15/2019	52	63
5.86%, 07/15/2040(a)	44	52		6.75%, 11/15/2039	128	173
Merrill Lynch Mortgage Trust				Chevron Corp
5.39%, 11/12/2037(a)	581	651		3.95%, 03/03/2014	122	128
6.04%, 06/12/2050(a)	77	88		ConocoPhillips
Merrill Lynch/Countrywide Commercial				4.60%, 01/15/2015	257	281
Mortgage Trust				4.75%, 02/01/2014	14	15
5.36%, 08/12/2048(a)	77	78		6.00%, 01/15/2020	293	376
Morgan Stanley Capital I Trust 2005-IQ9				6.50%, 02/01/2039	169	243
4.70%, 07/15/2056	341	367		ConocoPhillips Canada Funding Co I
Morgan Stanley Capital I Trust 2006-HQ8				5.63%, 10/15/2016	77	91
5.60%, 03/12/2044(a)	257	291		ConocoPhillips Holding Co
Morgan Stanley Capital I Trust 2006-IQ11				6.95%, 04/15/2029	102	144
5.86%, 10/15/2042(a)	4	5		Devon Energy Corp
Morgan Stanley Capital I Trust 2007-HQ12				1.88%, 05/15/2017	102	104
5.76%, 04/12/2049(a)	135	145		5.60%, 07/15/2041	25	30
5.76%, 04/12/2049(a)	278	312		5.63%, 01/15/2014	25	27
Morgan Stanley Capital I Trust 2007-IQ13				6.30%, 01/15/2019	154	191
5.36%, 03/15/2044(a)	100	114		7.95%, 04/15/2032	92	136
Morgan Stanley Capital I Trust 2007-TOP25				Devon Financing Corp ULC
5.51%, 11/12/2049	257	298		7.88%, 09/30/2031	128	186
UBS Commercial Mortgage Trust				Encana Corp
3.40%, 05/10/2045(a)	500	537		5.90%, 12/01/2017	25	30
Wachovia Bank Commercial Mortgage Trust				6.50%, 02/01/2038	66	80
4.96%, 11/15/2035	69	73		Ensco PLC
5.42%, 01/15/2045	193	219		3.25%, 03/15/2016	51	54
5.47%, 12/15/2044(a)	129	145		EOG Resources Inc
5.68%, 05/15/2046(a)	90	106		2.63%, 03/15/2023	200	202
5.80%, 07/15/2045	37	41		4.40%, 06/01/2020	51	59
		$12,025		6.13%, 10/01/2013	25	26
				EQT Corp
Office & Business Equipment - 0.08%				6.50%, 04/01/2018	127	146
Pitney Bowes Inc				Hess Corp
5.75%, 09/15/2017	177	193		5.60%, 02/15/2041	51	59
				7.30%, 08/15/2031	38	51

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)				Oil & Gas (continued)
Hess Corp (continued)				Statoil ASA (continued)
8.13%, 02/15/2019	$25	$33		5.10%, 08/17/2040	$63		$78
Husky Energy Inc				5.25%, 04/15/2019	23		28
5.90%, 06/15/2014	25	27		Suncor Energy Inc
Marathon Oil Corp				6.10%, 06/01/2018	128		158
5.90%, 03/15/2018	51	62		6.50%, 06/15/2038	126		167
6.60%, 10/01/2037	23	31		6.85%, 06/01/2039	5		7
Marathon Petroleum Corp				Talisman Energy Inc
3.50%, 03/01/2016	77	82		5.13%, 05/15/2015	9		10
5.13%, 03/01/2021	77	89		6.25%, 02/01/2038	83		97
Nabors Industries Inc				Total Capital International SA
9.25%, 01/15/2019	77	101		2.88%, 02/17/2022	128		133
Nexen Inc				Total Capital SA
6.40%, 05/15/2037	57	72		3.00%, 06/24/2015	137		146
7.50%, 07/30/2039	15	21		4.25%, 12/15/2021	51		59
Noble Energy Inc				Transocean Inc
6.00%, 03/01/2041	102	123		5.05%, 12/15/2016	200		224
Noble Holding International Ltd				6.00%, 03/15/2018	154		180
2.50%, 03/15/2017	128	132		6.38%, 12/15/2021	77		92
3.45%, 08/01/2015	25	26		6.80%, 03/15/2038	100		120
6.20%, 08/01/2040	25	29		Valero Energy Corp
Occidental Petroleum Corp				4.50%, 02/01/2015	7		8
4.13%, 06/01/2016	77	86		6.13%, 02/01/2020	38		46
PC Financial Partnership				6.63%, 06/15/2037	34		41
5.00%, 11/15/2014	25	27		7.50%, 04/15/2032	15		19
Pemex Project Funding Master Trust				9.38%, 03/15/2019	128		174
5.75%, 03/01/2018	141	165					$11,841
6.63%, 06/15/2035	36	45
Petrobras International Finance Co - Pifco				Oil & Gas Services - 0.12%
2.88%, 02/06/2015	128	132		Baker Hughes Inc
3.88%, 01/27/2016	77	81		5.13%, 09/15/2040	81		99
5.38%, 01/27/2021	205	231		7.50%, 11/15/2018	12		16
5.75%, 01/20/2020	138	157		Cameron International Corp
5.88%, 03/01/2018	77	88		6.38%, 07/15/2018	154		187
6.75%, 01/27/2041	77	96		Halliburton Co
6.88%, 01/20/2040	25	31		3.25%, 11/15/2021	51		55
7.88%, 03/15/2019	116	146		4.50%, 11/15/2041	51		57
Petro-Canada				7.45%, 09/15/2039	10		15
6.80%, 05/15/2038	12	16		Weatherford International Ltd/Bermuda
Petroleos Mexicanos				5.13%, 09/15/2020	51		56
4.88%, 03/15/2015	105	113		6.00%, 03/15/2018	12		14
4.88%, 01/24/2022	385	435		6.75%, 09/15/2040	51		58
5.50%, 01/21/2021	208	244		9.63%, 03/01/2019	164		214
5.50%, 06/27/2044	50	55					$771
8.00%, 05/03/2019	31	41		Other Asset Backed Securities - 0.02%
Phillips 66				CenterPoint Energy Transition Bond Co LLC
1.95%, 03/05/2015(c)	200	205		3.46%, 08/15/2019	103		114
2.95%, 05/01/2017(c)	128	135
4.30%, 04/01/2022(c)	128	140
5.88%, 05/01/2042(c)	128	152		Pharmaceuticals - 0.96%
Pioneer Natural Resources Co				Abbott Laboratories
3.95%, 07/15/2022	100	106		4.13%, 05/27/2020	77		89
Pride International Inc				5.13%, 04/01/2019	320		385
6.88%, 08/15/2020	77	97		5.88%, 05/15/2016	118		139
Rowan Cos Inc				6.00%, 04/01/2039	128		179
5.00%, 09/01/2017	23	25		AstraZeneca PLC
Shell International Finance BV				1.95%, 09/18/2019	100		102
1.13%, 08/21/2017	200	201		4.00%, 09/18/2042	100		102
2.38%, 08/21/2022	100	101		5.90%, 09/15/2017	77		95
3.10%, 06/28/2015	159	170		6.45%, 09/15/2037	144		197
3.63%, 08/21/2042	100	101		Bristol-Myers Squibb Co
4.00%, 03/21/2014	77	81		0.88%, 08/01/2017	100		99
4.30%, 09/22/2019	51	60		3.25%, 08/01/2042	100		93
4.38%, 03/25/2020	25	29		5.88%, 11/15/2036	5		7
5.50%, 03/25/2040	25	33		6.80%, 11/15/2026	25		35
6.38%, 12/15/2038	43	62		Eli Lilly & Co
Southwestern Energy Co				4.20%, 03/06/2014	25		26
4.10%, 03/15/2022(c)	150	159		5.20%, 03/15/2017	164		194
Statoil ASA				Express Scripts Holding Co
3.15%, 01/23/2022	102	109		3.13%, 05/15/2016	128		136

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Pharmaceuticals (continued)					Pipelines (continued)
Express Scripts Holding Co	(continued)				Enterprise Products Operating LLC
4.75%, 11/15/2021(c)		$77	$89		(continued)
6.13%, 11/15/2041(c)		77	100		6.50%, 01/31/2019	$161	$200
6.25%, 06/15/2014		77	84		6.88%, 03/01/2033	15	19
GlaxoSmithKline Capital Inc					Kinder Morgan Energy Partners LP
5.65%, 05/15/2018		102	126		3.50%, 03/01/2016	180	193
6.38%, 05/15/2038		82	117		5.00%, 12/15/2013	77	81
GlaxoSmithKline Capital PLC					6.38%, 03/01/2041	128	156
0.75%, 05/08/2015		102	103		6.50%, 09/01/2039	112	135
1.50%, 05/08/2017		100	102		6.95%, 01/15/2038	112	143
2.85%, 05/08/2022		128	133		7.40%, 03/15/2031	177	224
Johnson & Johnson					9.00%, 02/01/2019	77	102
2.95%, 09/01/2020		128	139		ONEOK Partners LP
4.95%, 05/15/2033		201	250		6.13%, 02/01/2041	128	154
5.55%, 08/15/2017		128	156		8.63%, 03/01/2019	20	26
Medco Health Solutions Inc					Panhandle Eastern Pipe Line Co LP
7.13%, 03/15/2018		169	212		6.20%, 11/01/2017	81	97
Merck & Co Inc					Plains All American Pipeline LP / PAA
1.10%, 01/31/2018		100	100		Finance Corp
2.25%, 01/15/2016		51	54		3.65%, 06/01/2022	128	136
2.40%, 09/15/2022		100	101		3.95%, 09/15/2015	51	55
3.60%, 09/15/2042		100	100		5.75%, 01/15/2020	15	18
5.00%, 06/30/2019		154	186		Southern Natural Gas Co LLC
6.55%, 09/15/2037		187	277		5.90%, 04/01/2017(a),(c)	12	14
Novartis Capital Corp					Southern Natural Gas Co LLC / Southern
2.90%, 04/24/2015		77	82		Natural Issuing Corp
4.13%, 02/10/2014		167	175		4.40%, 06/15/2021	51	55
4.40%, 04/24/2020		77	91		Sunoco Logistics Partners Operations LP
Novartis Securities Investment Ltd					5.50%, 02/15/2020	46	51
5.13%, 02/10/2019		64	77		Tennessee Gas Pipeline Co LLC
Pfizer Inc					7.50%, 04/01/2017	77	94
4.65%, 03/01/2018		51	60		Texas Eastern Transmission LP
5.35%, 03/15/2015		51	57		7.00%, 07/15/2032	100	133
6.20%, 03/15/2019		280	357		TransCanada PipeLines Ltd
7.20%, 03/15/2039		151	237		3.80%, 10/01/2020	128	144
Sanofi					6.10%, 06/01/2040	25	35
1.20%, 09/30/2014		128	130		6.50%, 08/15/2018	42	53
2.63%, 03/29/2016		77	81		7.25%, 08/15/2038	51	75
Schering-Plough Corp					7.63%, 01/15/2039	115	178
5.30%, 12/01/2013(a)		200	211		Williams Cos Inc/The
Teva Pharmaceutical Finance Co LLC					7.50%, 01/15/2031	11	14
6.15%, 02/01/2036		51	67		7.88%, 09/01/2021	128	168
Teva Pharmaceutical Finance II BV / Teva					Williams Partners LP
Pharmaceutical Finance III LLC					3.80%, 02/15/2015	70	74
3.00%, 06/15/2015		128	136		5.25%, 03/15/2020	180	208
Watson Pharmaceuticals Inc					6.30%, 04/15/2040	43	54
5.00%, 08/15/2014		64	69				$3,926
6.13%, 08/15/2019		12	15
Wyeth LLC					Regional Authority - 0.33%
5.50%, 02/01/2014		51	54		Province of British Columbia
5.50%, 02/15/2016		77	89		2.65%, 09/22/2021	77	82
5.95%, 04/01/2037		91	123		6.50%, 01/15/2026	18	26
			$6,418		Province of Manitoba Canada
					2.63%, 07/15/2015	77	82
Pipelines - 0.58%					Province of Nova Scotia Canada
Enbridge Energy Partners LP					5.13%, 01/26/2017	41	48
5.20%, 03/15/2020		9	10		Province of Ontario Canada
9.88%, 03/01/2019		87	118		0.95%, 05/26/2015	200	202
Energy Transfer Partners LP					2.70%, 06/16/2015	128	135
5.20%, 02/01/2022		102	113		2.95%, 02/05/2015	244	258
6.50%, 02/01/2042		102	118		3.15%, 12/15/2017	200	221
6.70%, 07/01/2018		23	27		4.00%, 10/07/2019	77	89
9.00%, 04/15/2019		6	8		4.10%, 06/16/2014	97	103
Enterprise Products Operating LLC					4.40%, 04/14/2020	151	179
1.25%, 08/13/2015		70	71		4.95%, 11/28/2016	180	211
3.20%, 02/01/2016		51	54		5.45%, 04/27/2016	102	119
4.85%, 08/15/2042		100	103		Province of Quebec Canada
5.20%, 09/01/2020		77	91		2.75%, 08/25/2021	231	242
6.13%, 10/15/2039		23	28		4.88%, 05/05/2014	51	55
6.45%, 09/01/2040		77	96		5.13%, 11/14/2016	51	60

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Regional Authority (continued)					Retail (continued)
Province of Quebec Canada	(continued)				Home Depot Inc/The (continued)
7.50%, 09/15/2029		$64	$99		5.40%, 03/01/2016	$164	$190
Province of Saskatchewan Canada					5.88%, 12/16/2036	37	49
8.50%, 07/15/2022		6	9		5.95%, 04/01/2041	251	341
			$2,220		Kohl's Corp
					4.00%, 11/01/2021	77	84
REITS- 0.37%					Lowe's Cos Inc
American Tower Corp					3.80%, 11/15/2021	102	113
4.70%, 03/15/2022		128	140		4.63%, 04/15/2020	77	89
7.00%, 10/15/2017		32	38		5.80%, 04/15/2040	77	95
BioMed Realty LP					6.65%, 09/15/2037	12	16
6.13%, 04/15/2020		6	7		Macy's Retail Holdings Inc
Boston Properties LP					5.75%, 07/15/2014	51	55
3.85%, 02/01/2023		200	211		5.90%, 12/01/2016	25	29
4.13%, 05/15/2021		77	83		6.65%, 07/15/2024	25	31
5.63%, 11/15/2020		25	30		6.90%, 04/01/2029	25	30
CommonWealth REIT					McDonald's Corp
6.25%, 08/15/2016		77	84		3.50%, 07/15/2020	151	170
Digital Realty Trust LP					3.70%, 02/15/2042	128	132
4.50%, 07/15/2015		55	59		4.88%, 07/15/2040	9	11
Duke Realty LP					5.35%, 03/01/2018	36	44
3.88%, 10/15/2022		100	102		6.30%, 10/15/2037	12	17
7.38%, 02/15/2015		25	28		Nordstrom Inc
Entertainment Properties Trust					4.75%, 05/01/2020	36	42
7.75%, 07/15/2020		63	73		6.25%, 01/15/2018	12	15
ERP Operating LP					Staples Inc
4.75%, 07/15/2020		51	58		9.75%, 01/15/2014	141	156
HCP Inc					Target Corp
3.75%, 02/01/2016		51	54		4.00%, 07/01/2042	300	307
5.38%, 02/01/2021		51	58		6.00%, 01/15/2018	149	185
6.70%, 01/30/2018		15	18		7.00%, 07/15/2031	50	69
Health Care REIT Inc					Walgreen Co
6.13%, 04/15/2020		115	134		1.00%, 03/13/2015	100	100
Hospitality Properties Trust					4.40%, 09/15/2042	100	103
5.00%, 08/15/2022		100	105		5.25%, 01/15/2019	30	35
6.70%, 01/15/2018		77	87		Wal-Mart Stores Inc
ProLogis LP					1.63%, 04/15/2014	51	52
4.50%, 08/15/2017		200	215		2.25%, 07/08/2015	25	26
6.88%, 03/15/2020		5	6		2.80%, 04/15/2016	51	55
7.63%, 08/15/2014		51	56		3.25%, 10/25/2020	51	56
Realty Income Corp					3.63%, 07/08/2020	51	57
5.88%, 03/15/2035		51	58		4.13%, 02/01/2019	102	116
Simon Property Group LP					4.25%, 04/15/2021	51	60
2.15%, 09/15/2017		102	105		5.25%, 09/01/2035	51	63
5.65%, 02/01/2020		47	57		5.63%, 04/01/2040	38	50
5.75%, 12/01/2015		180	204		5.63%, 04/15/2041	180	240
6.75%, 02/01/2040		25	35		5.80%, 02/15/2018	128	159
10.35%, 04/01/2019		90	130		6.20%, 04/15/2038	25	34
UDR Inc					6.50%, 08/15/2037	115	165
5.25%, 01/15/2015		43	46		7.55%, 02/15/2030	128	192
Ventas Realty LP / Ventas Capital Corp					Yum! Brands Inc
4.25%, 03/01/2022		128	136		6.25%, 03/15/2018	29	35
Vornado Realty LP					6.88%, 11/15/2037	24	33
4.25%, 04/01/2015		51	54				$4,285
			$2,471
					Semiconductors - 0.09%
Retail - 0.64%					Intel Corp
AutoZone Inc					3.30%, 10/01/2021	177	192
4.00%, 11/15/2020		51	56		4.80%, 10/01/2041	77	90
CVS Caremark Corp					National Semiconductor Corp
3.25%, 05/18/2015		18	19		3.95%, 04/15/2015	90	98
5.75%, 06/01/2017		51	62		Texas Instruments Inc
6.13%, 09/15/2039		79	103		0.45%, 08/03/2015	250	249
6.60%, 03/15/2019		12	15				$629
Darden Restaurants Inc
6.80%, 10/15/2037(a)		27	33		Software - 0.23%
Gap Inc/The					Adobe Systems Inc
5.95%, 04/12/2021		25	28		4.75%, 02/01/2020	51	58
Home Depot Inc/The					Fiserv Inc
5.25%, 12/16/2013		64	68		3.50%, 10/01/2022	100	100

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Software (continued)			Sovereign (continued)
Microsoft Corp			Peruvian Government International Bond
1.63%, 09/25/2015	$300	$311	(continued)
2.95%, 06/01/2014	128	134	8.75%, 11/21/2033	$42		$73
4.20%, 06/01/2019	115	135	Poland Government International Bond
5.30%, 02/08/2041	77	101	3.88%, 07/16/2015	77		82
Oracle Corp			5.00%, 03/23/2022	128		149
3.88%, 07/15/2020	77	88	5.13%, 04/21/2021	51		59
5.00%, 07/08/2019	48	58	6.38%, 07/15/2019	144		178
5.25%, 01/15/2016	77	89	South Africa Government International Bond
5.38%, 07/15/2040	186	237	5.88%, 05/30/2022	200		246
5.75%, 04/15/2018	180	223	6.50%, 06/02/2014	20		22
		$1,534	Svensk Exportkredit AB
			1.75%, 05/30/2017	200		204
Sovereign - 1.23%			3.25%, 09/16/2014	51		54
Brazilian Government International Bond			5.13%, 03/01/2017	18		21
4.88%, 01/22/2021	257	307	Tennessee Valley Authority
5.88%, 01/15/2019	102	127	4.50%, 04/01/2018	51		61
7.13%, 01/20/2037	210	317	5.25%, 09/15/2039	51		68
8.00%, 01/15/2018	110	131	5.38%, 04/01/2056	154		212
8.25%, 01/20/2034	51	84	6.75%, 11/01/2025	102		151
8.88%, 10/14/2019	122	177	Uruguay Government International Bond
12.25%, 03/06/2030	141	290	6.88%, 09/28/2025	50		68
12.75%, 01/15/2020	51	87	8.00%, 11/18/2022	100		145
10.50%, 07/14/2014	51	60				$8,292
11.00%, 08/17/2040	12	15
Canada Government International Bond			Supranational Bank - 1.34%
0.88%, 02/14/2017	255	258	African Development Bank
2.38%, 09/10/2014	100	104	1.25%, 09/02/2016	257		264
Chile Government International Bond			Asian Development Bank
3.25%, 09/14/2021	180	195	1.13%, 03/15/2017	128		131
Colombia Government International Bond			2.50%, 03/15/2016	305		326
4.38%, 07/12/2021	100	115	2.63%, 02/09/2015	25		26
8.13%, 05/21/2024	51	76	2.75%, 05/21/2014	257		267
11.75%, 02/25/2020	180	293	4.25%, 10/20/2014	51		55
10.38%, 01/28/2033	100	183	5.82%, 06/16/2028	15		20
Export Development Canada			6.38%, 10/01/2028	51		72
1.50%, 05/15/2014	75	77	Corp Andina de Fomento
2.25%, 05/28/2015	25	26	3.75%, 01/15/2016	3		3
Israel Government AID Bond			4.38%, 06/15/2022	22		24
5.50%, 09/18/2023	25	33	Council Of Europe Development Bank
5.50%, 04/26/2024	25	33	1.50%, 02/22/2017	128		131
5.50%, 09/18/2033	12	16	2.75%, 02/10/2015	25		26
Israel Government International Bond			European Bank for Reconstruction &
5.13%, 03/26/2019	147	170	Development
Italy Government International Bond			1.00%, 02/16/2017	257		261
3.13%, 01/26/2015	164	164	2.50%, 03/15/2016	77		82
5.25%, 09/20/2016	133	139	2.75%, 04/20/2015	77		81
5.38%, 06/15/2033	64	60	European Investment Bank
6.88%, 09/27/2023	12	13	1.00%, 07/15/2015	400		405
Japan Bank for International			1.13%, 08/15/2014	257		260
Cooperation/Japan			1.13%, 09/15/2017	100		101
1.13%, 07/19/2017	100	101	1.25%, 02/14/2014	282		285
2.50%, 01/21/2016	300	318	1.50%, 05/15/2014	428		435
Mexico Government International Bond			1.63%, 09/01/2015	257		265
4.75%, 03/08/2044	506	563	1.75%, 03/15/2017	128		133
5.63%, 01/15/2017	118	138	2.50%, 05/16/2016	102		108
5.88%, 02/17/2014	256	272	2.75%, 03/23/2015	257		271
5.95%, 03/19/2019	78	97	2.88%, 09/15/2020	257		277
6.05%, 01/11/2040	264	352	3.00%, 04/08/2014	102		106
6.63%, 03/03/2015	110	124	3.13%, 06/04/2014	275		287
8.30%, 08/15/2031	38	61	4.88%, 02/16/2016	257		293
Panama Government International Bond			4.88%, 01/17/2017	257		300
5.20%, 01/30/2020	154	185	4.88%, 02/15/2036	25		30
6.70%, 01/26/2036	74	104	5.13%, 09/13/2016	154		180
8.88%, 09/30/2027	77	125	5.13%, 05/30/2017	102		122
Peruvian Government International Bond			Inter-American Development Bank
5.63%, 11/18/2050	128	167	1.13%, 03/15/2017	257		262
6.55%, 03/14/2037	26	38	2.25%, 07/15/2015	25		26
7.13%, 03/30/2019	30	40	3.88%, 09/17/2019	77		91
7.35%, 07/21/2025	180	264	3.88%, 02/14/2020	77		91

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Supranational Bank (continued)			Telecommunications (continued)
Inter-American Development Bank			Deutsche Telekom International Finance BV
(continued)			(continued)
4.25%, 09/14/2015	$128	$143	8.75%, 06/15/2030(a)	$141	$212
4.50%, 09/15/2014	227	245	Embarq Corp
International Bank for Reconstruction &			7.08%, 06/01/2016	102	120
Development			France Telecom SA
0.50%, 11/26/2013	254	255	4.13%, 09/14/2021	128	142
0.65%, 11/29/2013	102	102	4.38%, 07/08/2014	257	272
0.88%, 04/17/2017	400	404	5.38%, 01/13/2042	102	120
1.00%, 09/15/2016	257	261	8.50%, 03/01/2031(a)	115	173
1.13%, 08/25/2014	334	339	Harris Corp
2.13%, 03/15/2016	128	135	4.40%, 12/15/2020	51	55
2.38%, 05/26/2015	257	271	Juniper Networks Inc
7.63%, 01/19/2023	12	18	3.10%, 03/15/2016	77	81
International Finance Corp			Pacific Bell Telephone Co
1.13%, 11/23/2016	128	131	7.13%, 03/15/2026	77	104
2.25%, 04/11/2016	100	106	Qwest Capital Funding Inc
2.75%, 04/20/2015	77	82	6.88%, 07/15/2028	51	54
3.00%, 04/22/2014	257	268	Qwest Communications International Inc
Nordic Investment Bank			8.00%, 10/01/2015	51	53
5.00%, 02/01/2017	154	182	Qwest Corp
		$9,039	7.50%, 10/01/2014	77	86
			Rogers Communications Inc
Telecommunications - 1.42%			6.38%, 03/01/2014	16	17
America Movil SAB de CV			6.80%, 08/15/2018	108	137
2.38%, 09/08/2016	257	267	7.50%, 03/15/2015	15	17
3.13%, 07/16/2022	100	103	Telecom Italia Capital SA
5.50%, 03/01/2014	228	243	5.25%, 11/15/2013	27	28
5.63%, 11/15/2017	15	18	6.18%, 06/18/2014	128	135
6.13%, 03/30/2040	102	133	6.38%, 11/15/2033	171	156
AT&T Corp			7.00%, 06/04/2018	79	87
8.00%, 11/15/2031(a)	1	2
			Telefonica Emisiones SAU
AT&T Inc			3.99%, 02/16/2016	200	199
1.60%, 02/15/2017	128	131	4.95%, 01/15/2015	185	189
2.50%, 08/15/2015	244	256	5.13%, 04/27/2020	168	165
3.00%, 02/15/2022	100	106	7.05%, 06/20/2036	95	93
3.88%, 08/15/2021	77	87	Verizon Communications Inc
5.35%, 09/01/2040	198	238	1.95%, 03/28/2014	77	79
5.50%, 02/01/2018	102	124	3.00%, 04/01/2016	257	277
5.55%, 08/15/2041	177	220	4.60%, 04/01/2021	77	91
5.60%, 05/15/2018	138	169	6.25%, 04/01/2037	11	15
6.15%, 09/15/2034	88	112	6.35%, 04/01/2019	82	105
6.30%, 01/15/2038	79	104	6.40%, 02/15/2038	218	294
6.50%, 09/01/2037	21	28	6.90%, 04/15/2038	56	80
6.55%, 02/15/2039	125	169	8.75%, 11/01/2018	231	323
6.80%, 05/15/2036	128	174	8.95%, 03/01/2039	29	51
Bellsouth Capital Funding Corp			Verizon Global Funding Corp
7.88%, 02/15/2030	102	137	7.75%, 12/01/2030	146	217
BellSouth Corp			Vodafone Group PLC
5.20%, 09/15/2014	257	279	5.00%, 12/16/2013	77	81
British Telecommunications PLC			5.38%, 01/30/2015	102	113
9.62%, 12/15/2030(a)	77	125
			5.45%, 06/10/2019	180	221
Cellco Partnership / Verizon Wireless Capital			5.63%, 02/27/2017	48	57
LLC			6.15%, 02/27/2037	51	69
5.55%, 02/01/2014	180	191			$9,577
8.50%, 11/15/2018	149	209
CenturyLink Inc			Toys, Games & Hobbies - 0.00%
5.80%, 03/15/2022	128	139	Hasbro Inc
7.60%, 09/15/2039	25	26	6.35%, 03/15/2040	25	30
7.65%, 03/15/2042	128	136
Cisco Systems Inc
1.63%, 03/14/2014	77	78	Transportation - 0.31%
4.45%, 01/15/2020	102	120	Burlington Northern Santa Fe LLC
			4.40%, 03/15/2042	154	163
4.95%, 02/15/2019	33	40	4.70%, 10/01/2019	33	38
5.50%, 02/22/2016	180	209
5.90%, 02/15/2039	180	238	5.65%, 05/01/2017	54	64
			7.95%, 08/15/2030	77	110
Corning Inc			Canadian National Railway Co
4.75%, 03/15/2042	102	110
Deutsche Telekom International Finance BV			1.45%, 12/15/2016	51	52
5.75%, 03/23/2016	77	88	5.55%, 03/01/2019	15	18

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Transportation (continued)			Georgia - 0.02%
Canadian Pacific Railway Co			Municipal Electric Authority of Georgia
4.45%, 03/15/2023	$128	$140	6.64%, 04/01/2057	$51		$60
CSX Corp			State of Georgia
4.75%, 05/30/2042	77	84	4.50%, 11/01/2025	75		87
6.25%, 03/15/2018	82	100				$147
FedEx Corp
2.63%, 08/01/2022	100	100	Illinois - 0.19%
3.88%, 08/01/2042	100	98	Chicago Transit Authority
Norfolk Southern Corp			6.20%, 12/01/2040	70		79
3.25%, 12/01/2021	251	264	6.90%, 12/01/2040	200		243
4.84%, 10/01/2041	100	115	City of Chicago IL Waterworks Revenue
5.26%, 09/17/2014	102	111	6.74%, 11/01/2040	145		195
Ryder System Inc			County of Cook IL
3.15%, 03/02/2015	51	53	6.23%, 11/15/2034	102		117
Union Pacific Corp			State of Illinois
4.16%, 07/15/2022	241	275	4.07%, 01/01/2014	255		264
4.75%, 09/15/2041	77	87	4.95%, 06/01/2023	30		31
United Parcel Service Inc			4.96%, 03/01/2016	75		82
3.13%, 01/15/2021	128	138	5.10%, 06/01/2033	235		228
3.88%, 04/01/2014	23	24	7.35%, 07/01/2035	70		84
4.88%, 11/15/2040	25	30				$1,323
6.20%, 01/15/2038	23	32	Kansas - 0.02%
		$2,096	Kansas State Department of Transportation
Trucking & Leasing - 0.03%			4.60%, 09/01/2035	115		131
GATX Corp
4.75%, 06/15/2022	200	211	Nevada - 0.02%
			County of Clark NV Airport System Revenue
Water- 0.01%			6.82%, 07/01/2045	25		36
American Water Capital Corp			6.88%, 07/01/2042	70		81
6.09%, 10/15/2017	77	92				$117
6.59%, 10/15/2037	5	6	New Jersey - 0.06%
		$98	New Jersey Economic Development
TOTAL BONDS		$209,918	Authority AGM
	Principal		0.00%, 02/15/2023(d)	51		33
MUNICIPAL BONDS - 1.02%	Amount (000's)	Value (000's)	New Jersey State Turnpike Authority
			7.10%, 01/01/2041	147		211
California - 0.31%			New Jersey Transportation Trust Fund
Bay Area Toll Authority			Authority
6.26%, 04/01/2049	$100	$142	6.56%, 12/15/2040	10		14
6.92%, 04/01/2040	70	98
City of Los Angeles Department of Airports			Rutgers The State University of New
			Jersey GO OF UNIV
6.58%, 05/15/2039	100	131	5.67%, 05/01/2040	130		166
East Bay Municipal Utility District
5.87%, 06/01/2040	60	81				$424
Los Angeles Department of Water & Power			New York - 0.18%
6.01%, 07/01/2039	55	71	City of New York NY
6.57%, 07/01/2045	150	218	5.52%, 10/01/2037	25		31
Los Angeles Unified School District/CA			Metropolitan Transportation Authority
5.75%, 07/01/2034	80	94	6.55%, 11/15/2031	30		38
5.76%, 07/01/2029	50	59	6.65%, 11/15/2039	100		132
6.76%, 07/01/2034	30	40	6.81%, 11/15/2040	135		183
San Diego County Water Authority			New York City Municipal Water Finance
6.14%, 05/01/2049	110	146	Authority
Santa Clara Valley Transportation Authority			5.72%, 06/15/2042	270		364
5.88%, 04/01/2032	25	31	5.95%, 06/15/2042	125		173
State of California			New York City Transitional Finance Authority
5.25%, 04/01/2014	100	106	Future Tax Secured Revenue
6.65%, 03/01/2022	75	94	5.51%, 08/01/2037	50		63
7.30%, 10/01/2039	75	100	New York State Dormitory Authority
7.60%, 11/01/2040	180	250	5.60%, 03/15/2040	100		126
7.63%, 03/01/2040	280	386	Port Authority of New York & New
University of California			Jersey GO OF AUTH
6.55%, 05/15/2048	50	66	6.04%, 12/01/2029	50		64
		$2,113				$1,174
Connecticut - 0.01%			Ohio- 0.04%
State of Connecticut			American Municipal Power Inc
5.85%, 03/15/2032	25	32	7.50%, 02/15/2050	75		102

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Ohio (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Ohio State University/The
4.91%, 06/01/2040	$125 $	150	3.50%, 04/01/2026	$163	$172
			3.50%, 05/01/2026	144	152
		$252	3.50%, 06/01/2026	27	28
Puerto Rico - 0.02%			3.50%, 06/01/2026	35	37
Government Development Bank for Puerto			3.50%, 07/01/2026	155	165
Rico			3.50%, 07/01/2026	24	25
3.67%, 05/01/2014	75	76	3.50%, 07/01/2026	121	128
4.70%, 05/01/2016	75	77	3.50%, 08/01/2026	96	102
		$153	3.50%, 09/01/2026	116	122
			3.50%, 10/01/2026	67	71
Texas- 0.12%			3.50%, 01/01/2027	137	145
City Public Service Board of San Antonio TX			3.50%, 02/01/2032	242	260
5.81%, 02/01/2041	35	46	3.50%, 04/01/2032	251	270
Dallas Area Rapid Transit			3.50%, 08/01/2032	199	215
5.02%, 12/01/2048	50	62	3.50%, 02/01/2041	103	111
Dallas Convention Center Hotel Development			3.50%, 10/01/2041	116	125
Corp			3.50%, 11/01/2041	109	117
7.09%, 01/01/2042	70	85	3.50%, 01/01/2042	232	249
Dallas County Hospital District			3.50%, 02/01/2042	81	87
5.62%, 08/15/2044	83	108	3.50%, 03/01/2042	39	42
Dallas Independent School District PSF-GTD			3.50%, 03/01/2042	122	131
6.45%, 02/15/2035	50	63	3.50%, 04/01/2042	251	270
State of Texas			3.50%, 04/01/2042	254	273
4.68%, 04/01/2040	100	117	3.50%, 04/01/2042	250	269
5.52%, 04/01/2039	95	125	3.50%, 04/01/2042	250	268
Texas Transportation Commission			3.50%, 06/01/2042	198	213
5.18%, 04/01/2030	125	152	3.50%, 06/01/2042	199	214
		$758	3.50%, 06/01/2042	792	851
Utah- 0.02%			3.50%, 08/01/2042	249	268
State of Utah			3.50%, 08/01/2042	549	590
			3.50%, 10/01/2042(e)	500	536
3.54%, 07/01/2025	100	109
			4.00%, 06/01/2014	18	19
			4.00%, 04/01/2019	63	67
Washington - 0.00%			4.00%, 05/01/2024	200	213
State of Washington			4.00%, 12/01/2024	31	34
5.09%, 08/01/2033	20	24	4.00%, 01/01/2025	103	109
			4.00%, 02/01/2025	92	98
Wisconsin - 0.01%			4.00%, 03/01/2025	51	54
State of Wisconsin AGM			4.00%, 03/01/2025	78	83
5.70%, 05/01/2026	50	61	4.00%, 04/01/2025	76	81
			4.00%, 06/01/2025	99	106
TOTAL MUNICIPAL BONDS		$6,818	4.00%, 06/01/2025	81	86
U.S. GOVERNMENT & GOVERNMENT	Principal		4.00%, 07/01/2025	30	32
AGENCY OBLIGATIONS - 65.12%	Amount (000's) Value (000's)		4.00%, 08/01/2025	50	53
Federal Home Loan Mortgage Corporation (FHLMC) - 8.10%			4.00%, 08/01/2025	65	71
			4.00%, 09/01/2025	18	19
			4.00%, 10/01/2025	212	225
2.50%, 08/01/2027	$300	$316
2.50%, 08/01/2027	300	315	4.00%, 02/01/2026	85	90
2.67%, 01/01/2042(a)	102	107	4.00%, 05/01/2026	212	225
2.72%, 02/01/2037(a)	16	17	4.00%, 07/01/2026	142	151
			4.00%, 10/01/2027(e)	300	319
2.76%, 06/01/2037(a)	34	36
2.97%, 06/01/2037(a)	78	84	4.00%, 12/01/2030	176	191
3.00%, 01/01/2027	800	846	4.00%, 08/01/2031	213	232
3.00%, 02/01/2027	718	760	4.00%, 10/01/2031	239	259
3.00%, 02/01/2027	241	256	4.00%, 11/01/2031	71	77
3.00%, 03/01/2027	238	251	4.00%, 12/01/2031	117	127
3.00%, 06/01/2027	400	423	4.00%, 07/01/2039	85	95
3.00%, 10/01/2027(e)	300	317	4.00%, 09/01/2039	48	54
3.00%, 02/01/2032	247	262	4.00%, 12/01/2039	53	57
3.50%, 10/01/2025	62	66	4.00%, 12/01/2039	98	105
3.50%, 10/01/2025	40	43	4.00%, 01/01/2040	80	87
3.50%, 11/01/2025	46	49	4.00%, 03/01/2040	63	67
3.50%, 11/01/2025	17	18	4.00%, 09/01/2040	115	124
3.50%, 11/01/2025	83	89	4.00%, 10/01/2040	216	237
			4.00%, 10/01/2040	96	103
3.50%, 11/01/2025	30	32	4.00%, 10/01/2040(e)	1,500	1,612
3.50%, 11/01/2025	144	152
3.50%, 12/01/2025	115	122	4.00%, 12/01/2040	116	128
3.50%, 01/01/2026	71	76	4.00%, 12/01/2040	120	133
3.50%, 02/01/2026	57	60	4.00%, 12/01/2040	240	258

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)(continued)				Federal Home Loan Mortgage Corporation (FHLMC)(continued)

4.00%, 12/01/2040	$101	$108		4.50%, 06/01/2041	$172	$186
4.00%, 12/01/2040	123	132		4.50%, 07/01/2041	214	231
4.00%, 02/01/2041	228	245		4.50%, 07/01/2041	211	228
4.00%, 02/01/2041	278	299		4.50%, 08/01/2041	181	196
4.00%, 04/01/2041	109	117		4.50%, 10/01/2041(e)	2,150	2,312
4.00%, 07/01/2041	102	110		4.50%, 10/01/2041	236	255
4.00%, 08/01/2041	295	318		4.50%, 03/01/2042	378	407
4.00%, 08/01/2041	99	107		4.93%, 06/01/2038(a)	20	21
4.00%, 10/01/2041	38	41		5.00%, 12/01/2012	5	5
4.00%, 10/01/2041	138	148		5.00%, 05/01/2018	24	26
4.00%, 10/01/2041	301	324		5.00%, 08/01/2018	38	41
4.00%, 10/01/2041	133	143		5.00%, 04/01/2019	28	30
4.00%, 10/01/2041	317	341		5.00%, 12/01/2019	85	92
4.00%, 11/01/2041	160	172		5.00%, 02/01/2022	31	34
4.00%, 11/01/2041	255	275		5.00%, 09/01/2022	38	41
4.00%, 11/01/2041	500	538		5.00%, 06/01/2023	27	30
4.00%, 03/01/2042	244	266		5.00%, 07/01/2024	35	38
4.50%, 11/01/2018	62	65		5.00%, 06/01/2025	40	43
4.50%, 04/01/2019	52	56		5.00%, 06/01/2026	300	325
4.50%, 04/01/2023	47	50		5.00%, 08/01/2026	319	350
4.50%, 01/01/2024	66	73		5.00%, 02/01/2030	34	37
4.50%, 01/01/2024	29	31		5.00%, 03/01/2030	24	26
4.50%, 04/01/2024	500	536		5.00%, 08/01/2033	41	45
4.50%, 07/01/2024	53	58		5.00%, 08/01/2033	195	213
4.50%, 09/01/2024	72	79		5.00%, 09/01/2033	77	84
4.50%, 09/01/2024	65	72		5.00%, 03/01/2034	52	56
4.50%, 04/01/2025	78	84		5.00%, 04/01/2034	94	103
4.50%, 05/01/2025	61	65		5.00%, 05/01/2034	119	131
4.50%, 07/01/2025	94	101		5.00%, 05/01/2035	198	215
4.50%, 02/01/2030	74	79		5.00%, 08/01/2035	27	29
4.50%, 08/01/2030	59	64		5.00%, 08/01/2035	56	61
4.50%, 05/01/2031	62	69		5.00%, 09/01/2035	193	210
4.50%, 05/01/2034	7	8		5.00%, 09/01/2035	76	83
4.50%, 08/01/2036	77	82		5.00%, 10/01/2035	94	102
4.50%, 02/01/2039	269	289		5.00%, 12/01/2035	284	310
4.50%, 03/01/2039	115	127		5.00%, 12/01/2035	179	195
4.50%, 04/01/2039	385	414		5.00%, 04/01/2036	12	13
4.50%, 06/01/2039	204	220		5.00%, 08/01/2036	136	147
4.50%, 10/01/2039	190	212		5.00%, 05/01/2037	50	55
4.50%, 11/01/2039	261	281		5.00%, 02/01/2038	128	139
4.50%, 11/01/2039	207	223		5.00%, 06/01/2038	45	49
4.50%, 11/01/2039	168	181		5.00%, 09/01/2038	12	13
4.50%, 12/01/2039	238	266		5.00%, 01/01/2039	198	215
4.50%, 12/01/2039	123	132		5.00%, 02/01/2039	107	116
4.50%, 02/01/2040	194	216		5.00%, 03/01/2039	120	133
4.50%, 02/01/2040	193	208		5.00%, 07/01/2039	131	144
4.50%, 02/01/2040	203	226		5.00%, 09/01/2039	206	228
4.50%, 02/01/2040	41	44		5.00%, 10/01/2039	133	148
4.50%, 04/01/2040	233	251		5.00%, 01/01/2040	240	266
4.50%, 05/01/2040	76	82		5.00%, 03/01/2040	45	49
4.50%, 05/01/2040	193	214		5.00%, 07/01/2040	168	183
4.50%, 07/01/2040	150	166		5.00%, 07/01/2040	171	187
4.50%, 07/01/2040	159	176		5.00%, 08/01/2040	439	481
4.50%, 08/01/2040	283	310		5.00%, 08/01/2040	132	143
4.50%, 08/01/2040	84	90		5.00%, 09/01/2040	400	448
4.50%, 08/01/2040	95	104		5.00%, 04/01/2041	147	162
4.50%, 08/01/2040	91	98		5.00%, 05/01/2041	46	50
4.50%, 08/01/2040	156	169		5.00%, 09/01/2041	219	240
4.50%, 09/01/2040	76	82		5.00%, 10/01/2041(e)	2,300	2,493
4.50%, 09/01/2040	49	53		5.00%, 10/01/2041	222	244
4.50%, 02/01/2041	128	138		5.20%, 04/01/2038(a)	11	12
4.50%, 03/01/2041	183	198		5.50%, 10/01/2016	22	24
4.50%, 04/01/2041	299	323		5.50%, 02/01/2017	27	29
4.50%, 04/01/2041	106	114		5.50%, 01/01/2018	53	57
4.50%, 05/01/2041	324	351		5.50%, 01/01/2018	12	13
4.50%, 05/01/2041	102	111		5.50%, 01/01/2022	28	31
4.50%, 06/01/2041	119	129		5.50%, 04/01/2023	100	109
4.50%, 06/01/2041	130	142		5.50%, 01/01/2028	500	546
4.50%, 06/01/2041	223	240		5.50%, 12/01/2032	102	112

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
5.50%, 03/01/2033	$14	$15		6.00%, 09/01/2038	$61	$68
5.50%, 12/01/2033	7	8		6.00%, 12/01/2039	19	21
5.50%, 01/01/2034	49	54		6.00%, 10/01/2041(e)	1,900	2,086
5.50%, 01/01/2034	257	282		6.50%, 06/01/2017	15	16
5.50%, 03/01/2034	120	133		6.50%, 04/01/2028	1	1
5.50%, 10/01/2034	7	7		6.50%, 03/01/2029	5	6
5.50%, 10/01/2034	54	59		6.50%, 05/01/2031	9	10
5.50%, 02/01/2035	99	108		6.50%, 06/01/2031	2	2
5.50%, 03/01/2035	68	74		6.50%, 10/01/2031	2	2
5.50%, 11/01/2035	115	126		6.50%, 05/01/2032	2	2
5.50%, 05/01/2036	34	37		6.50%, 04/01/2035	7	8
5.50%, 05/01/2036	124	137		6.50%, 03/01/2036	31	35
5.50%, 07/01/2036	114	125		6.50%, 09/01/2036	34	39
5.50%, 11/01/2036	86	94		6.50%, 08/01/2037	12	13
5.50%, 02/01/2037	6	6		6.50%, 10/01/2037	55	63
5.50%, 07/01/2037	81	88		6.50%, 11/01/2037	61	69
5.50%, 07/01/2037	14	15		6.50%, 12/01/2037	9	10
5.50%, 09/01/2037	45	49		6.50%, 02/01/2038	11	12
5.50%, 11/01/2037	55	60		6.50%, 09/01/2038	84	94
5.50%, 01/01/2038	45	49		6.50%, 09/01/2038	69	79
5.50%, 01/01/2038	206	226		6.50%, 10/01/2038	14	16
5.50%, 04/01/2038	15	17		6.50%, 01/01/2039	62	71
5.50%, 04/01/2038	19	20		6.50%, 09/01/2039	72	82
5.50%, 05/01/2038	45	50		7.00%, 10/01/2029	2	2
5.50%, 05/01/2038	23	26		7.00%, 09/01/2031	13	15
5.50%, 06/01/2038	18	19		7.00%, 01/01/2032	1	1
5.50%, 06/01/2038	55	60		7.00%, 09/01/2038	25	28
5.50%, 07/01/2038	30	33		7.50%, 07/01/2029	39	47
5.50%, 07/01/2038	125	137		7.50%, 10/01/2030	4	5
5.50%, 08/01/2038	196	214				$54,429
5.50%, 09/01/2038	51	56
5.50%, 10/01/2038	18	20		Federal National Mortgage Association (FNMA) - 14.03%
5.50%, 11/01/2038	36	40		2.51%, 07/01/2041	106	110
				2.60%, 02/01/2042(a)	179	188
5.50%, 01/01/2039	103	112		2.82%, 02/01/2042(a)	116	122
5.50%, 04/01/2039	124	136		2.85%, 01/01/2042(a)	230	243
5.50%, 12/01/2039	196	214		2.86%, 04/01/2037(a)	27	29
5.50%, 01/01/2040	119	131
5.50%, 03/01/2040	29	32		3.00%, 09/01/2026	225	238
				3.00%, 10/01/2026(e)	1,300	1,378
5.50%, 06/01/2040	198	217
5.50%, 10/01/2041(e)	2,600	2,833		3.00%, 11/01/2026	225	239
6.00%, 05/01/2021	9	9		3.00%, 11/01/2026	665	706
6.00%, 11/01/2022	22	24		3.00%, 01/01/2027	177	188
6.00%, 02/01/2027	63	69		3.00%, 02/01/2027	124	132
6.00%, 07/01/2029	3	3		3.00%, 04/01/2027	243	258
6.00%, 07/01/2029	7	7		3.00%, 04/01/2027	242	258
6.00%, 02/01/2031	5	6		3.00%, 07/01/2027	770	818
6.00%, 12/01/2031	12	13		3.00%, 08/01/2027	697	740
6.00%, 01/01/2032	95	106		3.00%, 04/01/2042	490	518
				3.00%, 10/01/2042(e)	2,500	2,639
6.00%, 06/01/2034	112	125		3.02%, 12/01/2041(a)	112	119
6.00%, 08/01/2034	19	21		3.17%, 06/01/2040(a)	62	65
6.00%, 05/01/2036	117	129		3.24%, 07/01/2040(a)	142	150
6.00%, 06/01/2036	120	133		3.27%, 12/01/2039(a)	92	97
6.00%, 11/01/2036	203	223		3.30%, 12/01/2040(a)	87	92
6.00%, 02/01/2037	15	17		3.32%, 03/01/2040(a)	55	58
6.00%, 05/01/2037	14	15		3.43%, 01/01/2040(a)	94	99
6.00%, 10/01/2037	103	113		3.48%, 02/01/2041(a)	77	82
6.00%, 11/01/2037	117	128
6.00%, 12/01/2037	21	23		3.50%, 08/01/2025	79	84
6.00%, 01/01/2038	300	330		3.50%, 10/01/2025	60	64
6.00%, 01/01/2038(a)	19	22		3.50%, 11/01/2025	67	71
6.00%, 01/01/2038	24	26		3.50%, 12/01/2025	83	88
6.00%, 01/01/2038	81	89		3.50%, 12/01/2025	103	112
6.00%, 01/01/2038	116	127		3.50%, 01/01/2026	223	237
6.00%, 01/01/2038	94	104		3.50%, 02/01/2026	146	155
6.00%, 05/01/2038	105	116		3.50%, 05/01/2026	33	35
6.00%, 07/01/2038	83	91		3.50%, 06/01/2026	186	199
6.00%, 07/01/2038	44	48		3.50%, 07/01/2026	33	35
6.00%, 08/01/2038	44	49		3.50%, 08/01/2026	274	292
6.00%, 09/01/2038	46	51		3.50%, 09/01/2026	211	224

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 10/01/2026	$97	$104		4.00%, 09/01/2026	$213	$228
3.50%, 12/01/2026	309	329		4.00%, 10/01/2026(e)	500	535
3.50%, 01/01/2027	188	200		4.00%, 04/01/2029	37	40
3.50%, 01/01/2027	316	336		4.00%, 10/01/2030	79	85
3.50%, 01/01/2031	38	41		4.00%, 12/01/2030	108	117
3.50%, 04/01/2031	65	71		4.00%, 02/01/2031	184	200
3.50%, 04/01/2032	247	266		4.00%, 07/01/2031	117	127
3.50%, 05/01/2032	500	538		4.00%, 10/01/2031	54	58
3.50%, 09/01/2032	498	536		4.00%, 11/01/2031	93	101
3.50%, 10/01/2040	37	40		4.00%, 12/01/2031	72	78
3.50%, 11/01/2040	109	117		4.00%, 01/01/2032	116	126
3.50%, 12/01/2040	121	130		4.00%, 03/01/2039	64	69
3.50%, 01/01/2041	82	88		4.00%, 08/01/2039	18	19
3.50%, 02/01/2041	47	50		4.00%, 08/01/2039	123	133
3.50%, 02/01/2041	45	49		4.00%, 10/01/2039	38	40
3.50%, 03/01/2041	279	300		4.00%, 11/01/2039	19	21
3.50%, 03/01/2041	176	189		4.00%, 11/01/2039	109	118
3.50%, 10/01/2041	455	488		4.00%, 12/01/2039	60	65
3.50%, 12/01/2041	465	499		4.00%, 02/01/2040	141	152
3.50%, 01/01/2042	242	259		4.00%, 05/01/2040	27	30
3.50%, 01/01/2042	264	284		4.00%, 05/01/2040	119	128
3.50%, 01/01/2042	467	501		4.00%, 08/01/2040	63	68
3.50%, 02/01/2042	133	143		4.00%, 10/01/2040	228	246
3.50%, 02/01/2042	68	73		4.00%, 10/01/2040	83	90
3.50%, 03/01/2042	145	156		4.00%, 10/01/2040	52	56
3.50%, 03/01/2042	486	525		4.00%, 10/01/2040	107	115
3.50%, 03/01/2042	244	262		4.00%, 10/01/2040	149	161
3.50%, 03/01/2042	120	129		4.00%, 10/01/2040	39	42
3.50%, 03/01/2042	295	317		4.00%, 10/01/2040	86	93
3.50%, 04/01/2042	204	219		4.00%, 11/01/2040	65	70
3.50%, 04/01/2042	251	270		4.00%, 12/01/2040	253	273
3.50%, 04/01/2042	250	268		4.00%, 12/01/2040	131	144
3.50%, 05/01/2042	254	272		4.00%, 12/01/2040	64	69
3.50%, 07/01/2042	586	629		4.00%, 12/01/2040	178	192
3.50%, 08/01/2042	399	428		4.00%, 12/01/2040	224	242
3.50%, 09/01/2042	299	321		4.00%, 01/01/2041	183	198
3.59%, 08/01/2040(a)	67	71		4.00%, 01/01/2041	102	110
3.59%, 05/01/2041(a)	96	102		4.00%, 01/01/2041	1,455	1,569
3.60%, 05/01/2041(a)	83	87		4.00%, 01/01/2041	248	268
3.68%, 02/01/2040(a)	99	105		4.00%, 02/01/2041	255	275
3.87%, 10/01/2047(a)	18	20		4.00%, 02/01/2041	159	172
4.00%, 04/01/2014	40	43		4.00%, 02/01/2041	427	461
4.00%, 05/01/2014	12	12		4.00%, 02/01/2041	122	132
4.00%, 09/01/2018	216	232		4.00%, 02/01/2041	238	257
4.00%, 05/01/2024	60	64		4.00%, 03/01/2041	111	120
4.00%, 05/01/2024	65	70		4.00%, 03/01/2041	235	254
4.00%, 07/01/2024	131	140		4.00%, 09/01/2041	455	490
4.00%, 09/01/2024	39	43		4.00%, 09/01/2041	472	509
4.00%, 11/01/2024	23	25		4.00%, 10/01/2041	531	573
4.00%, 01/01/2025	87	94		4.00%, 10/01/2041(e)	6,400	6,895
4.00%, 03/01/2025	71	76		4.00%, 10/01/2041	224	242
4.00%, 04/01/2025	27	28		4.00%, 10/01/2041	44	48
4.00%, 05/01/2025	15	17		4.00%, 11/01/2041	258	278
4.00%, 05/01/2025	84	90		4.00%, 11/01/2041	380	410
4.00%, 05/01/2025	29	31		4.00%, 11/01/2041	87	94
4.00%, 05/01/2025	85	91		4.00%, 11/01/2041	217	235
4.00%, 05/01/2025	67	73		4.00%, 12/01/2041	318	343
4.00%, 06/01/2025	46	50		4.00%, 12/01/2041	207	223
4.00%, 06/01/2025	38	41		4.00%, 12/01/2041	656	707
4.00%, 08/01/2025	77	83		4.00%, 12/01/2041	235	254
4.00%, 09/01/2025	102	109		4.00%, 12/01/2041	218	235
4.00%, 11/01/2025	113	121		4.00%, 01/01/2042	266	287
4.00%, 12/01/2025	117	125		4.00%, 01/01/2042	318	343
4.00%, 01/01/2026	68	73		4.00%, 02/01/2042	142	154
4.00%, 03/01/2026	16	17		4.50%, 03/01/2014	588	640
4.00%, 03/01/2026	191	204		4.50%, 02/01/2018	88	95
4.00%, 05/01/2026	106	113		4.50%, 05/01/2019	149	162
4.00%, 06/01/2026	93	100		4.50%, 08/01/2019	12	13
4.00%, 07/01/2026	88	94		4.50%, 09/01/2020	24	26
4.00%, 08/01/2026	400	428		4.50%, 05/01/2022	67	72

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 02/01/2024	$18	$19		4.50%, 05/01/2041	$212	$231
4.50%, 04/01/2024	14	15		4.50%, 06/01/2041	102	111
4.50%, 04/01/2024	12	13		4.50%, 06/01/2041	208	227
4.50%, 11/01/2024	45	48		4.50%, 06/01/2041	466	507
4.50%, 12/01/2024	76	84		4.50%, 07/01/2041	222	242
4.50%, 12/01/2024	51	55		4.50%, 07/01/2041	109	120
4.50%, 02/01/2025	67	73		4.50%, 07/01/2041	111	121
4.50%, 02/01/2025	112	122		4.50%, 08/01/2041	213	231
4.50%, 04/01/2025	15	16		4.50%, 09/01/2041	217	236
4.50%, 05/01/2025	133	144		4.50%, 10/01/2041(e)	2,900	3,139
4.50%, 04/01/2026	134	145		4.50%, 10/01/2041	217	236
4.50%, 10/01/2026(e)	1,000	1,079		4.50%, 11/01/2041	220	239
4.50%, 07/01/2029	15	17		4.50%, 11/01/2041	221	241
4.50%, 02/01/2030	71	77		4.50%, 11/01/2041	210	229
4.50%, 04/01/2030	25	27		4.50%, 12/01/2041	212	230
4.50%, 09/01/2030	66	72		4.53%, 04/01/2038(a)	37	39
4.50%, 01/01/2031	64	69		5.00%, 04/01/2014	8	8
4.50%, 04/01/2031	41	45		5.00%, 12/01/2017	14	15
4.50%, 05/01/2031	61	66		5.00%, 11/01/2018	12	13
4.50%, 07/01/2031	232	259		5.00%, 06/01/2019	78	85
4.50%, 08/01/2031	116	127		5.00%, 07/01/2019	482	526
4.50%, 08/01/2033	97	106		5.00%, 11/01/2021	35	38
4.50%, 08/01/2033	42	46		5.00%, 02/01/2023	42	45
4.50%, 11/01/2033	201	218		5.00%, 07/01/2023	8	8
4.50%, 02/01/2035	787	854		5.00%, 12/01/2023	48	52
4.50%, 01/01/2036	8	9		5.00%, 12/01/2023	21	23
4.50%, 03/01/2036	18	19		5.00%, 01/01/2024	50	55
4.50%, 06/01/2038	116	126		5.00%, 01/01/2024	121	133
4.50%, 01/01/2039	36	39		5.00%, 07/01/2024	34	37
4.50%, 02/01/2039	78	85		5.00%, 10/01/2026(e)	400	434
4.50%, 04/01/2039	53	58		5.00%, 04/01/2029	73	79
4.50%, 04/01/2039	167	189		5.00%, 03/01/2030	96	105
4.50%, 04/01/2039	177	197		5.00%, 08/01/2030	117	127
4.50%, 06/01/2039	96	107		5.00%, 05/01/2033	64	70
4.50%, 06/01/2039	224	250		5.00%, 05/01/2033	42	46
4.50%, 06/01/2039	80	87		5.00%, 07/01/2033	331	364
4.50%, 06/01/2039	338	366		5.00%, 08/01/2033	16	18
4.50%, 07/01/2039	196	218		5.00%, 09/01/2033	171	188
4.50%, 07/01/2039	90	100		5.00%, 11/01/2033	170	187
4.50%, 07/01/2039	207	224		5.00%, 02/01/2034	22	24
4.50%, 08/01/2039	96	107		5.00%, 03/01/2034	30	33
4.50%, 09/01/2039	99	107		5.00%, 05/01/2034	214	234
4.50%, 10/01/2039	354	384		5.00%, 02/01/2035	202	222
4.50%, 10/01/2039	215	232		5.00%, 03/01/2035	22	24
4.50%, 12/01/2039	206	231		5.00%, 04/01/2035	37	41
4.50%, 12/01/2039	111	120		5.00%, 06/01/2035	439	482
4.50%, 12/01/2039	182	203		5.00%, 07/01/2035	203	223
4.50%, 12/01/2039	102	114		5.00%, 07/01/2035	22	24
4.50%, 12/01/2039	79	85		5.00%, 07/01/2035	78	86
4.50%, 01/01/2040	220	247		5.00%, 09/01/2035	45	49
4.50%, 02/01/2040	151	168		5.00%, 10/01/2035	109	120
4.50%, 02/01/2040	94	105		5.00%, 01/01/2036	206	226
4.50%, 03/01/2040	125	136		5.00%, 03/01/2036	132	144
4.50%, 04/01/2040	248	269		5.00%, 03/01/2036	204	223
4.50%, 05/01/2040	91	98		5.00%, 05/01/2036	5	5
4.50%, 05/01/2040	481	531		5.00%, 06/01/2036	595	650
4.50%, 05/01/2040	101	113		5.00%, 07/01/2036	219	241
4.50%, 05/01/2040	341	371		5.00%, 07/01/2037	64	71
4.50%, 06/01/2040	94	105		5.00%, 02/01/2038	519	568
4.50%, 07/01/2040	99	110		5.00%, 06/01/2038	26	29
4.50%, 07/01/2040	13	15		5.00%, 01/01/2039	115	129
4.50%, 08/01/2040	168	183		5.00%, 02/01/2039	175	198
4.50%, 09/01/2040	81	88		5.00%, 03/01/2039	103	113
4.50%, 09/01/2040	150	163		5.00%, 04/01/2039	124	138
4.50%, 09/01/2040	86	93		5.00%, 04/01/2039	195	217
4.50%, 10/01/2040	420	456		5.00%, 04/01/2039	86	96
4.50%, 12/01/2040	90	98		5.00%, 07/01/2039	155	173
4.50%, 03/01/2041	100	109		5.00%, 10/01/2039	136	152
4.50%, 03/01/2041	139	151		5.00%, 12/01/2039	91	104
4.50%, 04/01/2041	122	133		5.00%, 12/01/2039	232	256

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 01/01/2040	$182	$206		5.50%, 02/01/2038	$86	$94
5.00%, 02/01/2040	200	228		5.50%, 02/01/2038	222	244
5.00%, 05/01/2040	87	95		5.50%, 03/01/2038	80	92
5.00%, 06/01/2040	190	212		5.50%, 03/01/2038	71	77
5.00%, 06/01/2040	219	241		5.50%, 05/01/2038	194	213
5.00%, 06/01/2040	62	68		5.50%, 05/01/2038	53	58
5.00%, 08/01/2040	95	105		5.50%, 06/01/2038	14	16
5.00%, 08/01/2040	85	93		5.50%, 06/01/2038	13	14
5.00%, 08/01/2040	272	300		5.50%, 07/01/2038	80	89
5.00%, 11/01/2040	117	128		5.50%, 07/01/2038	60	66
5.00%, 04/01/2041	90	98		5.50%, 09/01/2038	24	26
5.00%, 05/01/2041	157	172		5.50%, 11/01/2038	55	60
5.00%, 05/01/2041	129	142		5.50%, 11/01/2038	49	54
5.00%, 05/01/2041	111	123		5.50%, 11/01/2038	74	81
5.00%, 05/01/2041	148	162		5.50%, 11/01/2038	60	66
5.00%, 10/01/2041(e)	1,800	1,963		5.50%, 11/01/2038	692	759
5.36%, 06/01/2037(a)	86	94		5.50%, 12/01/2038	37	41
5.41%, 01/01/2036(a)	47	51		5.50%, 12/01/2038	98	107
5.50%, 02/01/2014	18	20		5.50%, 12/01/2038	60	67
5.50%, 02/01/2015	40	43		5.50%, 01/01/2039	66	72
5.50%, 10/01/2016	100	108		5.50%, 04/01/2039	40	44
5.50%, 01/01/2017	83	90		5.50%, 07/01/2039	243	268
5.50%, 05/01/2019	18	20		5.50%, 09/01/2039	94	103
5.50%, 01/01/2021	17	18		5.50%, 10/01/2039	47	52
5.50%, 05/01/2021	22	24		5.50%, 12/01/2039	79	88
5.50%, 10/01/2021	18	20		5.50%, 12/01/2039	174	196
5.50%, 11/01/2022	32	35		5.50%, 06/01/2040	42	46
5.50%, 02/01/2023	34	38		5.50%, 07/01/2040	73	81
5.50%, 07/01/2023	32	36		5.50%, 10/01/2041(e)	2,100	2,302
5.50%, 12/01/2023	25	28		6.00%, 01/01/2014	3	3
5.50%, 10/01/2026(e)	100	108		6.00%, 01/01/2016	11	11
5.50%, 06/01/2028	42	46		6.00%, 10/01/2016	2	2
5.50%, 09/01/2028	14	15		6.00%, 06/01/2017	84	89
5.50%, 01/01/2029	26	28		6.00%, 06/01/2017	8	9
5.50%, 12/01/2029	76	84		6.00%, 11/01/2017	16	16
5.50%, 06/01/2033	55	61		6.00%, 05/01/2024	50	51
5.50%, 04/01/2034	131	145		6.00%, 12/01/2032	76	87
5.50%, 04/01/2034	198	219		6.00%, 01/01/2033	19	21
5.50%, 04/01/2034	251	278		6.00%, 10/01/2033	20	22
5.50%, 05/01/2034	138	153		6.00%, 12/01/2033	48	54
5.50%, 06/01/2034	6	7		6.00%, 10/01/2034	92	104
5.50%, 11/01/2034	112	124		6.00%, 12/01/2034	37	41
5.50%, 01/01/2035	136	150		6.00%, 01/01/2035	128	143
5.50%, 01/01/2035	26	29		6.00%, 07/01/2035	396	445
5.50%, 03/01/2035	56	63		6.00%, 07/01/2035	134	151
5.50%, 04/01/2035	77	85		6.00%, 10/01/2035	117	131
5.50%, 04/01/2035	7	8		6.00%, 05/01/2036	18	21
5.50%, 08/01/2035	40	44		6.00%, 05/01/2036	13	15
5.50%, 09/01/2035	11	12		6.00%, 06/01/2036	92	102
5.50%, 10/01/2035	9	10		6.00%, 02/01/2037	47	52
5.50%, 10/01/2035	13	15		6.00%, 02/01/2037	145	161
5.50%, 12/01/2035	53	58		6.00%, 03/01/2037	103	114
5.50%, 01/01/2036	23	25		6.00%, 03/01/2037	330	365
5.50%, 04/01/2036	137	152		6.00%, 06/01/2037	58	64
5.50%, 04/01/2036	10	12		6.00%, 07/01/2037	30	34
5.50%, 05/01/2036	774	854		6.00%, 09/01/2037	159	176
5.50%, 07/01/2036	79	87		6.00%, 10/01/2037	16	18
5.50%, 08/01/2036	154	170		6.00%, 11/01/2037	26	29
5.50%, 09/01/2036	85	94		6.00%, 11/01/2037	32	36
5.50%, 09/01/2036	208	231		6.00%, 11/01/2037	4	4
5.50%, 11/01/2036	69	76		6.00%, 12/01/2037	56	62
5.50%, 11/01/2036	44	48		6.00%, 01/01/2038	59	65
5.50%, 01/01/2037	94	104		6.00%, 01/01/2038	72	80
5.50%, 02/01/2037	155	174		6.00%, 02/01/2038	27	31
5.50%, 05/01/2037	8	9		6.00%, 03/01/2038	35	40
5.50%, 05/01/2037	74	83		6.00%, 05/01/2038	54	60
5.50%, 07/01/2037	16	17		6.00%, 05/01/2038	52	57
5.50%, 07/01/2037	21	23		6.00%, 08/01/2038	81	90
5.50%, 01/01/2038	34	38		6.00%, 09/01/2038	198	219
5.50%, 01/01/2038	28	31		6.00%, 10/01/2038	149	164

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 11/01/2038	$500	$553
6.00%, 12/01/2038	37	41	4.00%, 08/15/2040	$87	$96
6.00%, 10/01/2039	104	115	4.00%, 09/15/2040	103	114
6.00%, 04/01/2040	209	231	4.00%, 09/15/2040	118	133
			4.00%, 10/01/2040	500	551
6.00%, 09/01/2040	70	78	4.00%, 10/15/2040	116	130
6.00%, 10/01/2040	234	259
6.00%, 10/01/2041(e)	1,300	1,435	4.00%, 11/15/2040	21	23
			4.00%, 11/15/2040	130	143
6.50%, 12/01/2016	43	46	4.00%, 11/20/2040	87	96
6.50%, 07/01/2020	11	12
6.50%, 12/01/2031	2	2	4.00%, 12/20/2040	119	133
			4.00%, 01/15/2041	288	319
6.50%, 03/01/2032	9	10	4.00%, 01/15/2041	118	131
6.50%, 07/01/2032	20	23
6.50%, 11/01/2033	25	29	4.00%, 01/15/2041	105	116
			4.00%, 01/20/2041	281	311
6.50%, 08/01/2034	67	78	4.00%, 05/15/2041	102	113
6.50%, 09/01/2034	67	76
6.50%, 10/01/2034	16	18	4.00%, 05/15/2041	133	147
			4.00%, 07/20/2041	111	122
6.50%, 07/01/2037	33	38	4.00%, 07/20/2041(a)	96	103
6.50%, 07/01/2037	24	28
6.50%, 08/01/2037	98	112	4.00%, 08/15/2041	88	97
			4.00%, 09/15/2041	247	273
6.50%, 10/01/2037	400	456	4.00%, 09/20/2041	523	577
6.50%, 01/01/2038	45	51
6.50%, 02/01/2038	25	28	4.00%, 10/15/2041	119	132
			4.00%, 10/15/2041	146	162
6.50%, 03/01/2038	180	205	4.00%, 11/20/2041	183	202
6.50%, 03/01/2038	12	13
6.50%, 05/01/2038	54	61	4.00%, 12/15/2041	211	234
			4.00%, 12/15/2041	334	369
6.50%, 09/01/2038	36	41	4.00%, 12/20/2041	186	205
6.50%, 10/01/2039	66	75
6.50%, 10/01/2041(e)	1,300	1,461	4.00%, 01/20/2042	212	234
			4.00%, 02/20/2042	828	912
7.00%, 12/01/2037	74	89	4.00%, 03/15/2042	400	442
7.00%, 12/01/2037	80	95
7.50%, 05/01/2031	24	30	4.00%, 03/20/2042	965	1,064
			4.00%, 10/01/2042	1,500	1,651
		$94,296	4.50%, 04/20/2026	44	48
Government National Mortgage Association (GNMA) -7.22%			4.50%, 03/15/2039	103	114
			4.50%, 03/15/2039	148	163
2.50%, 11/20/2040	115	120	4.50%, 03/20/2039	209	231
2.50%, 12/20/2040	67	70	4.50%, 04/15/2039	200	220
2.50%, 02/20/2042(a)	200	211
			4.50%, 05/15/2039	101	111
3.00%, 04/15/2027	249	268	4.50%, 05/15/2039	150	168
3.00%, 02/20/2041(a)	175	186
3.00%, 11/20/2041(a)	296	316	4.50%, 05/15/2039	97	107
3.00%, 02/20/2042(a)	245	261	4.50%, 06/15/2039	305	338
3.00%, 04/20/2042(a)	736	785	4.50%, 07/15/2039	77	85
3.00%, 07/20/2042(a)	495	528	4.50%, 11/15/2039	549	608
			4.50%, 11/15/2039	75	83
3.50%, 12/15/2025	41	44	4.50%, 12/15/2039	184	204
3.50%, 05/15/2026	62	67	4.50%, 01/15/2040	208	231
3.50%, 03/20/2027	124	134	4.50%, 02/15/2040	38	41
3.50%, 04/20/2027	248	267	4.50%, 02/15/2040	72	80
3.50%, 07/20/2040	60	65	4.50%, 02/15/2040	53	59
3.50%, 01/20/2041	162	178	4.50%, 02/15/2040	112	124
3.50%, 03/20/2041(a)	80	85
			4.50%, 02/15/2040	34	37
3.50%, 11/15/2041	121	133	4.50%, 02/15/2040	80	88
3.50%, 11/20/2041	49	54	4.50%, 03/15/2040	204	225
3.50%, 01/15/2042	124	136	4.50%, 05/15/2040	79	87
3.50%, 01/20/2042	224	245	4.50%, 06/15/2040	120	132
3.50%, 02/15/2042	252	277	4.50%, 06/15/2040	99	109
3.50%, 02/15/2042	254	280	4.50%, 07/15/2040	82	91
3.50%, 02/20/2042	216	237	4.50%, 07/15/2040	103	114
3.50%, 03/15/2042	247	271	4.50%, 08/15/2040	107	118
3.50%, 03/20/2042	250	274	4.50%, 08/15/2040	120	133
3.50%, 04/20/2042	504	552	4.50%, 08/15/2040	127	141
3.50%, 05/20/2042	1,714	1,877	4.50%, 08/15/2040	150	166
3.50%, 06/20/2042	992	1,086	4.50%, 09/15/2040	110	122
3.50%, 10/01/2042	2,000	2,187	4.50%, 09/15/2040	155	171
4.00%, 08/15/2024	66	71	4.50%, 10/15/2040	129	143
4.00%, 12/15/2024	65	70	4.50%, 12/15/2040	78	86
4.00%, 11/15/2025	43	47	4.50%, 01/20/2041	135	151
4.00%, 05/15/2026	59	64	4.50%, 01/20/2041	143	159
4.00%, 06/15/2039	30	34	4.50%, 02/20/2041	182	202
4.00%, 07/20/2040	124	137	4.50%, 02/20/2041	135	151

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)(continued)				Government National Mortgage Association (GNMA)(continued)

4.50%, 03/15/2041	$84	$92		5.50%, 01/15/2024	$32	$34
4.50%, 03/20/2041	134	150		5.50%, 11/15/2033	78	87
4.50%, 03/20/2041	100	110		5.50%, 03/15/2034	34	38
4.50%, 04/15/2041	222	245		5.50%, 04/15/2034	36	40
4.50%, 04/15/2041	102	112		5.50%, 07/15/2034	26	30
4.50%, 04/20/2041	203	226		5.50%, 11/15/2034	123	138
4.50%, 05/15/2041	115	127		5.50%, 02/15/2035	69	77
4.50%, 05/15/2041	124	137		5.50%, 03/15/2036	50	56
4.50%, 06/20/2041	226	251		5.50%, 04/15/2036	64	71
4.50%, 07/15/2041	97	107		5.50%, 12/15/2036	42	47
4.50%, 07/20/2041	1,169	1,294		5.50%, 04/15/2037	135	151
4.50%, 08/15/2041	500	551		5.50%, 05/15/2038	85	95
4.50%, 08/20/2041	178	198		5.50%, 06/15/2038	71	79
4.50%, 09/20/2041	107	118		5.50%, 10/20/2038	208	232
4.50%, 10/01/2041(e)	800	878		5.50%, 11/15/2038	87	96
4.50%, 11/20/2041	580	642		5.50%, 12/20/2038	84	93
4.50%, 12/20/2041	114	126		5.50%, 01/15/2039	249	278
4.50%, 01/20/2042	824	915		5.50%, 01/15/2039	300	334
4.50%, 02/20/2042	452	502		5.50%, 01/15/2039	30	33
4.50%, 03/20/2042	120	133		5.50%, 01/15/2039	70	79
4.50%, 04/20/2042	257	285		5.50%, 02/15/2039	80	89
5.00%, 08/15/2033	166	183		5.50%, 05/15/2039	21	24
5.00%, 02/15/2034	184	205		5.50%, 12/15/2039	107	119
5.00%, 08/15/2035	125	139		5.50%, 07/20/2040	82	91
5.00%, 06/20/2038	171	189		5.50%, 11/15/2040	56	63
5.00%, 08/15/2038	100	110		5.50%, 04/20/2041	216	241
5.00%, 10/15/2038	91	100		5.50%, 10/01/2041(e)	400	445
5.00%, 02/15/2039	500	551		5.50%, 10/20/2041	216	241
5.00%, 05/15/2039	46	51		5.50%, 11/20/2041	224	250
5.00%, 06/15/2039	103	115		6.00%, 07/15/2032	3	3
5.00%, 06/15/2039	96	106		6.00%, 12/15/2032	3	4
5.00%, 06/20/2039	146	161		6.00%, 10/15/2034	81	92
5.00%, 07/15/2039	97	108		6.00%, 04/15/2035	65	74
5.00%, 07/15/2039	95	106		6.00%, 04/15/2036	41	46
5.00%, 07/15/2039	103	114		6.00%, 06/15/2036	119	134
5.00%, 07/15/2039	85	95		6.00%, 04/15/2037	142	161
5.00%, 08/15/2039	98	109		6.00%, 05/15/2037	95	107
5.00%, 09/15/2039	53	59		6.00%, 10/20/2037	213	241
5.00%, 09/15/2039	101	113		6.00%, 11/20/2037	80	91
5.00%, 09/15/2039	102	113		6.00%, 01/15/2038	52	59
5.00%, 09/15/2039	101	112		6.00%, 08/15/2038	63	72
5.00%, 11/15/2039	105	117		6.00%, 09/15/2039	107	122
5.00%, 12/15/2039	236	261		6.00%, 09/15/2039	196	222
5.00%, 02/15/2040	145	161		6.00%, 11/15/2039	400	452
5.00%, 02/15/2040	108	121		6.00%, 04/15/2040	17	19
5.00%, 02/15/2040	105	117		6.00%, 10/01/2041(e)	400	452
5.00%, 04/15/2040	81	90		6.00%, 01/20/2042	228	257
5.00%, 05/15/2040	102	113		6.50%, 10/20/2028	2	2
5.00%, 05/15/2040	79	87		6.50%, 05/20/2029	2	2
5.00%, 05/20/2040	37	41		6.50%, 02/20/2032	1	1
5.00%, 06/15/2040	263	292		6.50%, 05/20/2032	13	15
5.00%, 06/15/2040	177	196		6.50%, 05/15/2037	101	116
5.00%, 06/15/2040	51	57		6.50%, 08/20/2038	64	74
5.00%, 06/15/2040	97	108		6.50%, 09/15/2038	83	96
5.00%, 06/20/2040	175	194		7.00%, 01/15/2028	2	2
5.00%, 07/15/2040	84	93		7.00%, 03/15/2029	3	4
5.00%, 07/20/2040	178	198		7.00%, 07/15/2031	2	2
5.00%, 01/20/2041	90	101				$48,550
5.00%, 02/20/2041	222	248
5.00%, 05/20/2041	212	236		U.S. Treasury - 35.77%
5.00%, 06/20/2041	56	62		0.13%, 09/30/2013	2,370	2,369
5.00%, 07/20/2041	87	97		0.13%, 12/31/2013	912	911
5.00%, 08/20/2041	651	724		0.13%, 07/31/2014	1,500	1,497
5.00%, 10/01/2041(e)	500	551		0.25%, 10/31/2013	900	901
5.00%, 10/20/2041	77	86		0.25%, 11/30/2013	1,286	1,287
5.00%, 11/20/2041	218	242		0.25%, 01/31/2014	1,772	1,772
5.00%, 12/20/2041	196	219		0.25%, 02/28/2014	1,029	1,029
5.00%, 02/20/2042	208	230		0.25%, 03/31/2014	1,029	1,029
5.00%, 04/20/2042	275	304		0.25%, 04/30/2014	3,086	3,087

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

U.S. Treasury (continued)				U.S. Treasury (continued)
0.25%, 05/31/2014	$1,100	$1,100		1.88%, 08/31/2017	$1,141	$1,211
0.25%, 06/30/2014	870	870		1.88%, 09/30/2017	384	407
0.25%, 08/31/2014	1,830	1,830		1.88%, 10/31/2017	484	513
0.25%, 09/15/2014	1,489	1,489		2.00%, 11/30/2013	560	572
0.25%, 12/15/2014	1,143	1,143		2.00%, 01/31/2016	514	542
0.25%, 01/15/2015	1,841	1,840		2.00%, 04/30/2016	801	847
0.25%, 02/15/2015	1,265	1,264		2.00%, 11/15/2021	1,789	1,868
0.25%, 05/15/2015	1,000	999		2.00%, 02/15/2022	229	238
0.25%, 07/15/2015	1,000	999		2.13%, 11/30/2014	2,073	2,156
0.25%, 08/15/2015	1,000	998		2.13%, 05/31/2015	927	972
0.25%, 09/15/2015	1,500	1,497		2.13%, 12/31/2015	993	1,049
0.38%, 11/15/2014	1,029	1,031		2.13%, 02/29/2016	772	818
0.38%, 03/15/2015	1,029	1,031		2.13%, 08/15/2021	1,386	1,466
0.38%, 04/15/2015	2,328	2,333		2.25%, 05/31/2014	953	985
0.38%, 06/15/2015	1,500	1,503		2.25%, 01/31/2015	1,046	1,094
0.50%, 10/15/2013	1,900	1,906		2.25%, 03/31/2016	514	548
0.50%, 11/15/2013	732	734		2.25%, 11/30/2017	1,514	1,636
0.50%, 08/15/2014	1,114	1,120		2.25%, 07/31/2018	2,217	2,400
0.50%, 10/15/2014	1,908	1,918		2.38%, 08/31/2014	1,330	1,384
0.50%, 07/31/2017	900	896		2.38%, 09/30/2014	2,521	2,628
0.63%, 07/15/2014	1,514	1,525		2.38%, 10/31/2014	1,247	1,302
0.63%, 05/31/2017	1,010	1,013		2.38%, 02/28/2015	2,008	2,109
0.63%, 08/31/2017	1,200	1,201		2.38%, 03/31/2016	1,265	1,352
0.75%, 09/15/2013	1,312	1,319		2.38%, 07/31/2017	520	563
0.75%, 12/15/2013	592	595		2.38%, 05/31/2018	1,895	2,063
0.75%, 06/15/2014	900	908		2.38%, 06/30/2018	386	420
0.75%, 06/30/2017	680	685		2.50%, 03/31/2015	1,297	1,369
0.88%, 11/30/2016	1,157	1,176		2.50%, 04/30/2015	1,022	1,080
0.88%, 12/31/2016	1,355	1,377		2.50%, 06/30/2017	1,189	1,295
0.88%, 01/31/2017	2,000	2,031		2.63%, 06/30/2014	1,049	1,093
0.88%, 02/28/2017	1,029	1,045		2.63%, 07/31/2014	1,312	1,369
0.88%, 04/30/2017	2,564	2,600		2.63%, 12/31/2014	2,201	2,318
0.88%, 07/31/2019	1,000	990		2.63%, 02/29/2016	167	180
1.00%, 01/15/2014	763	771		2.63%, 04/30/2016	186	201
1.00%, 05/15/2014	886	897		2.63%, 01/31/2018	1,286	1,416
1.00%, 08/31/2016	679	693		2.63%, 08/15/2020	1,430	1,581
1.00%, 09/30/2016	1,029	1,051		2.63%, 11/15/2020	1,927	2,128
1.00%, 10/31/2016	1,286	1,313		2.75%, 10/31/2013	700	719
1.00%, 03/31/2017	1,635	1,668		2.75%, 11/30/2016	576	629
1.00%, 06/30/2019	770	770		2.75%, 05/31/2017	638	702
1.00%, 08/31/2019	1,200	1,197		2.75%, 12/31/2017	823	911
1.13%, 05/31/2019	900	908		2.75%, 02/28/2018	129	143
1.25%, 02/15/2014	923	936		2.75%, 02/15/2019	6,303	7,023
1.25%, 03/15/2014	1,086	1,102		2.75%, 08/15/2042	1,000	983
1.25%, 04/15/2014	391	397		2.88%, 03/31/2018	772	861
1.25%, 08/31/2015	1,141	1,172		3.00%, 08/31/2016	514	565
1.25%, 09/30/2015	2,066	2,123		3.00%, 09/30/2016	1,345	1,480
1.25%, 10/31/2015	1,628	1,674		3.00%, 02/28/2017	1,189	1,317
1.25%, 01/31/2019	500	511		3.00%, 05/15/2042	827	857
1.25%, 04/30/2019	1,286	1,310		3.13%, 09/30/2013	674	693
1.38%, 11/30/2015	600	620		3.13%, 10/31/2016	924	1,023
1.38%, 09/30/2018	643	663		3.13%, 01/31/2017	628	697
1.38%, 11/30/2018	306	315		3.13%, 04/30/2017	612	683
1.38%, 12/31/2018	257	265		3.13%, 05/15/2019	1,419	1,617
1.38%, 02/28/2019	772	794		3.13%, 05/15/2021	1,106	1,264
1.50%, 12/31/2013	1,556	1,581		3.13%, 11/15/2041	1,007	1,073
1.50%, 06/30/2016	1,016	1,057		3.13%, 02/15/2042	818	871
1.50%, 07/31/2016	1,003	1,043		3.25%, 05/31/2016	561	619
1.50%, 08/31/2018	1,076	1,118		3.25%, 06/30/2016	257	284
1.50%, 03/31/2019	1,029	1,065		3.25%, 07/31/2016	1,514	1,677
1.63%, 08/15/2022	207	207		3.25%, 12/31/2016	474	529
1.75%, 01/31/2014	977	997		3.25%, 03/31/2017	486	545
1.75%, 03/31/2014	2,309	2,361		3.38%, 11/15/2019	1,746	2,024
1.75%, 07/31/2015	871	907		3.50%, 02/15/2018	887	1,018
1.75%, 05/31/2016	1,185	1,242		3.50%, 05/15/2020	2,122	2,484
1.75%, 10/31/2018	514	542		3.50%, 02/15/2039	1,175	1,348
1.75%, 05/15/2022	1,983	2,011		3.63%, 08/15/2019	989	1,161
1.88%, 02/28/2014	672	687		3.63%, 02/15/2020	1,736	2,046
1.88%, 04/30/2014	963	988		3.63%, 02/15/2021	1,945	2,302
1.88%, 06/30/2015	809	843		3.75%, 11/15/2018	797	936

See accompanying notes

Schedule of Investments
Bond Market Index Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

U.S. Treasury (continued)				U.S. Treasury (continued)
3.75%, 08/15/2041	$1,215	$1,452		10.63%, 08/15/2015	$333	$431
3.88%, 05/15/2018	989	1,160				$240,518
3.88%, 08/15/2040	334	409		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 02/15/2014	2,564	2,696		OBLIGATIONS		$437,793
4.00%, 02/15/2015	930	1,011		Total Investments		$654,529
4.00%, 08/15/2018	1,616	1,916		Other Assets in Excess of Liabilities, Net - 2.64%		$17,782
4.13%, 05/15/2015	450	495		TOTAL NET ASSETS - 100.00%		$672,311
4.25%, 11/15/2013	1,620	1,694
4.25%, 08/15/2014	2,183	2,346
4.25%, 11/15/2014	931	1,009		(a)	Variable Rate. Rate shown is in effect at September 30, 2012.
4.25%, 08/15/2015	2,196	2,442		(b) Security purchased on a when-issued basis.
4.25%, 11/15/2017	213	251		(c)	Security exempt from registration under Rule 144A of the Securities Act of
4.25%, 05/15/2039	499	646		1933. These securities may be resold in transactions exempt from
4.25%, 11/15/2040	1,086	1,410		registration, normally to qualified institutional buyers. Unless otherwise
4.38%, 02/15/2038	885	1,166		indicated, these securities are not considered illiquid. At the end of the
4.38%, 11/15/2039	1,027	1,358		period, the value of these securities totaled $2,694 or 0.40% of net assets.
4.38%, 05/15/2040	1,214	1,606		(d) Non-Income Producing Security
4.38%, 05/15/2041	1,188	1,574		(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
4.50%, 11/15/2015	514	581		Notes to Financial Statements for additional information.
4.50%, 02/15/2016	489	556
4.50%, 05/15/2017	129	152
4.50%, 02/15/2036	884	1,180
4.50%, 05/15/2038	1,322	1,773		Portfolio Summary (unaudited)
4.50%, 08/15/2039	558	751		Sector		Percent
4.63%, 11/15/2016	463	541		Government		43 .32%
4.63%, 02/15/2017	309	363		Mortgage Securities		31 .14%
4.63%, 02/15/2040	1,630	2,237		Financial		7.68%
4.75%, 05/15/2014	1,283	1,376		Consumer, Non-cyclical		3.24%
4.75%, 08/15/2017	296	355		Communications		2.59%
4.75%, 02/15/2041	669	937		Energy		2.46%
4.88%, 08/15/2016	772	903		Utilities		1.66%
5.00%, 05/15/2037	1,382	1,980		Basic Materials		1.24%
5.13%, 05/15/2016	231	270		Industrial		1.11%
5.25%, 11/15/2028	195	273		Consumer, Cyclical		0.91%
5.25%, 02/15/2029	167	234		Technology		0.79%
5.38%, 02/15/2031	1,587	2,295		Revenue Bonds		0.57%
5.50%, 08/15/2028	1,000	1,432		General Obligation Unltd		0.37%
6.00%, 02/15/2026	628	920		Asset Backed Securities		0.20%
6.13%, 11/15/2027	883	1,328		Insured		0.06%
6.13%, 08/15/2029	125	191		General Obligation Ltd		0.02%
6.25%, 08/15/2023	334	485		Other Assets in Excess of Liabilities, Net		2.64%
6.25%, 05/15/2030	428	671		TOTAL NET ASSETS		100.00%
6.38%, 08/15/2027	680	1,043
6.50%, 11/15/2026	448	689
6.63%, 02/15/2027	283	441
6.75%, 08/15/2026	206	322
6.88%, 08/15/2025	289	451
7.13%, 02/15/2023	400	610
7.25%, 05/15/2016	748	932
7.25%, 08/15/2022	581	886
7.50%, 11/15/2016	1,185	1,525
7.50%, 11/15/2024	77	124
7.63%, 11/15/2022	376	589
7.63%, 02/15/2025	33	54
7.88%, 02/15/2021	129	196
8.00%, 11/15/2021	469	735
8.13%, 08/15/2019	130	192
8.13%, 05/15/2021	51	80
8.13%, 08/15/2021	77	121
8.50%, 02/15/2020	77	118
8.75%, 05/15/2017	1,168	1,604
8.75%, 05/15/2020	428	667
8.75%, 08/15/2020	77	121
8.88%, 02/15/2019	69	104
9.25%, 02/15/2016	825	1,071
9.88%, 11/15/2015	64	83

See accompanying notes

Schedule of Investments
Diversified Balanced Account
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 98.89%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 14.60%
International Equity Index Fund (a)	3,668,530	$35,878
MidCap S&P 400 Index Fund (a)	1,392,524	20,679
SmallCap S&P 600 Index Fund (a)	1,147,684	20,590
		$77,147

Principal Variable Contracts Funds, Inc. Class 1 - 84.29%
Bond Market Index Account (a),(b)	25,868,933	263,863
LargeCap S&P 500 Index Account (a)	17,472,760	181,542
		$445,405
TOTAL INVESTMENT COMPANIES		$522,552
Total Investments		$522,552
Other Assets in Excess of Liabilities, Net - 1.11%		$5,847
TOTAL NET ASSETS - 100.00%		$528,399

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49 .93%
Domestic Equity Funds		42 .17%
International Equity Funds		6.79%
Other Assets in Excess of Liabilities, Net		1.11%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Diversified Balanced Account
September 30, 2012 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	—	$—	26,547,285	$266,107	678,352	$6,812	25,868,933	$259,292
Bond Market Index Fund	15,189,025	160,448	4,279,830	46,791	19,468,855	215,293	—	—
International Equity Index Fund	2,607,152	25,051	1,584,743	14,690	523,365	5,012	3,668,530	34,727
LargeCap S&P 500 Index Account	12,742,454	107,593	6,289,333	62,162	1,559,027	15,649	17,472,760	154,158
MidCap S&P 400 Index Fund	1,006,099	13,095	520,105	7,405	133,680	1,941	1,392,524	18,564
SmallCap S&P 600 Index Fund	827,078	11,898	424,328	7,241	103,722	1,825	1,147,684	17,320

		$318,085		$404,396		$246,532		$484,061

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond Market Index Account		$—			$(3)			$—
Bond Market Index Fund		—			8,054			—
International Equity Index Fund		—			(2)			—
LargeCap S&P 500 Index Account		1,852			52			223
MidCap S&P 400 Index Fund		—			5			—
SmallCap S&P 600 Index Fund		—			6			—
		$1,852			$8,112			$223
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Diversified Growth Account
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.17%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 19.58%
International Equity Index Fund (a)	11,080,726	$108,369
MidCap S&P 400 Index Fund (a)	3,680,383	54,654
SmallCap S&P 600 Index Fund (a)	3,033,307	54,418
		$217,441

Principal Variable Contracts Funds, Inc. Class 1 - 79.59%
Bond Market Index Account (a),(b)	38,284,197	390,499
LargeCap S&P 500 Index Account (a)	47,498,240	493,506
		$884,005
TOTAL INVESTMENT COMPANIES		$1,101,446
Total Investments		$1,101,446
Other Assets in Excess of Liabilities, Net - 0.83%		$9,228
TOTAL NET ASSETS - 100.00%		$1,110,674

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54 .25%
Fixed Income Funds		35 .16%
International Equity Funds		9.76%
Other Assets in Excess of Liabilities, Net		0.83%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Diversified Growth Account
September 30, 2012 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	—	$—	39,643,528	$397,312	1,359,331	$13,648	38,284,197	$383,658
Bond Market Index Fund	24,067,564	254,034	6,061,621	66,222	30,129,185	333,175	—	—
International Equity Index Fund	8,430,090	82,320	3,980,144	36,957	1,329,508	12,727	11,080,726	106,540
LargeCap S&P 500 Index Account	37,081,150	318,757	13,389,465	132,473	2,972,375	29,877	47,498,240	421,425
MidCap S&P 400 Index Fund	2,846,503	37,748	1,096,051	15,612	262,171	3,803	3,680,383	49,556
SmallCap S&P 600 Index Fund	2,340,053	34,442	888,381	15,179	195,127	3,438	3,033,307	46,193

		$727,301		$663,755		$396,668		$1,007,372

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Other Investment Companies
Bond Market Index Account		$—			$(6)			$—
Bond Market Index Fund		—			12,919			—
International Equity Index Fund		—			(10)			—
LargeCap S&P 500 Index Account		5,018			72			605
MidCap S&P 400 Index Fund		—			(1)			—
SmallCap S&P 600 Index Fund		—			10			—
		$5,018			$12,984			$605
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Diversified Income Account
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 98.06%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 9.64%
International Equity Index Fund (a)	69,816	$683
MidCap S&P 400 Index Fund (a)	34,799	517
SmallCap S&P 600 Index Fund (a)	28,683	514
		$1,714

Principal Variable Contracts Funds, Inc. Class 1 - 88.42%
Bond Market Index Account (a),(b)	1,117,396	11,397
LargeCap S&P 500 Index Account (a)	415,581	4,318
		$15,715
TOTAL INVESTMENT COMPANIES		$17,429
Total Investments		$17,429
Other Assets in Excess of Liabilities, Net - 1.93%		$344
TOTAL NET ASSETS - 100.00%		$17,773

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64 .13%
Domestic Equity Funds		30 .10%
International Equity Funds		3.84%
Other Assets in Excess of Liabilities, Net		1.93%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Diversified Income Account
September 30, 2012 (unaudited)

	December 31,	December 31,							September 30,	September 30,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales		2012	2012
	Shares	Cost		Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Account	—	$—		1,162,777	$11,794	45,381		$460	1,117,396	$11,334
International Equity Index Fund	—	—		76,143	718	6,327		60	69,816	658
LargeCap S&P 500 Index Account	—	—		444,392	4,494	28,811		292	415,581	4,203
MidCap S&P 400 Index Fund	—	—		37,244	538	2,445		35	34,799	503
SmallCap S&P 600 Index Fund	—	—		30,930	538	2,247		39	28,683	499

		$—			$18,082			$886		$17,197

					Realized Gain/Loss			Realized Gain from
		Income			on Investments			Other Investment Companies
Bond Market Index Account			$—			$—	$			—
International Equity Index Fund			—			—				—
LargeCap S&P 500 Index Account			19			1				2
MidCap S&P 400 Index Fund			—			—				—
SmallCap S&P 600 Index Fund			—			—				—
			$19			$1	$			2
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Diversified International Account
September 30, 2012 (unaudited)

COMMON STOCKS - 96.52%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.03%				Banks (continued)
Teleperformance SA	4,092	$117		Malayan Banking Bhd	173,500	$511
				Mitsubishi UFJ Financial Group Inc	760,100	3,557
				Musashino Bank Ltd/The	2,200	68
Aerospace & Defense - 0.62%				National Australia Bank Ltd	111,284	2,926
BAE Systems PLC	246,447	1,296		National Bank of Canada	17,300	1,309
MTU Aero Engines Holding AG	16,718	1,337
Zodiac Aerospace	1,742	170		Nedbank Group Ltd	22,852	504
				Royal Bank of Canada	61,000	3,508
		$2,803		Sberbank of Russia	587,477	1,719
Agriculture - 2.62%				Skandinaviska Enskilda Banken AB	257,031	2,154
British American Tobacco PLC	88,977	4,572		Standard Chartered PLC	163,093	3,696
Bunge Ltd	7,133	478		Sumitomo Mitsui Financial Group Inc	111,600	3,477
Golden Agri-Resources Ltd	512,370	274		Svenska Handelsbanken AB	86,323	3,240
Imperial Tobacco Group PLC	77,222	2,861		Swedbank AB	182,520	3,433
ITC Ltd	69,073	356		Toronto-Dominion Bank/The	48,900	4,078
Japan Tobacco Inc	90,700	2,715		Turkiye Halk Bankasi AS	31,135	243
KT&G Corp	5,731	437		Turkiye Vakiflar Bankasi Tao	322,936	698
Perusahaan Perkebunan London Sumatra	410,400	104		Yes Bank Ltd	106,661	771
Indonesia Tbk PT						$62,398

		$11,797		Beverages - 1.42%
Airlines - 0.62%				Anheuser-Busch InBev NV	43,517	3,723
Air China Ltd	1,000,000	625		Cia de Bebidas das Americas ADR	38,614	1,477
easyJet PLC	111,252	1,045		Fomento Economico Mexicano SAB de CV	12,893	1,186
Japan Airlines Co Ltd (a)	15,600	730		ADR
Turk Hava Yollari Anonium Ortakligi (a)	178,858	375				$6,386
		$2,775		Building Materials - 0.49%
Automobile Manufacturers - 3.70%				Anhui Conch Cement Co Ltd	98,000	303
Daihatsu Motor Co Ltd	75,000	1,250		Asahi Glass Co Ltd	103,000	685
Great Wall Motor Co Ltd	412,000	1,081		Central Glass Co Ltd	28,000	83
Hyundai Motor Co	4,808	1,084		HeidelbergCement AG	16,136	848
Kia Motors Corp	16,986	1,055		Sanwa Holdings Corp	25,000	98
Nissan Motor Co Ltd	109,500	932		Sumitomo Osaka Cement Co Ltd	51,000	181
Renault SA	26,269	1,231				$2,198
Suzuki Motor Corp	85,200	1,655
Tata Motors Ltd	209,608	1,068		Chemicals - 4.29%
				Agrium Inc	30,400	3,154
Toyota Motor Corp	126,400	4,956		Aica Kogyo Co Ltd	7,000	120
Volvo AB - B Shares	167,411	2,352		BASF SE	62,174	5,253
		$16,664		Brenntag AG	11,725	1,502
Automobile Parts & Equipment - 1.37%				Croda International PLC	4,500	177
Cheng Shin Rubber Industry Co Ltd	221,140	579		Elementis PLC	29,958	113
Cie Generale des Etablissements Michelin	17,822	1,396		Filtrona PLC	11,047	92
Continental AG	24,047	2,358		Formosa Plastics Corp	102,000	291
Georg Fischer AG (a)	409	145		Koninklijke DSM NV	24,154	1,205
Hyundai Mobis	4,468	1,242		Lanxess AG	17,296	1,437
Minth Group Ltd	84,000	88		Mexichem SAB de CV	87,900	419
Plastic Omnium SA	4,209	105		Nippon Soda Co Ltd	23,000	99
Sungwoo Hitech Co Ltd	9,317	119		PTT Global Chemical PCL (b)	358,200	732
Valeo SA	2,760	128		Sasol Ltd	24,479	1,092
		$6,160		Sociedad Quimica y Minera de Chile SA ADR	9,514	586
				Tosoh Corp	143,000	271
Banks - 13.86%				USI Corp	104,650	91
Australia & New Zealand Banking Group Ltd	126,601	3,235		Yara International ASA	51,858	2,604
Axis Bank Ltd	35,502	762		Zeon Corp	8,455	59
Bangkok Bank PCL	174,500	1,137				$19,297
Bank of China Ltd	2,612,200	989
Bank of Yokohama Ltd/The	333,000	1,583		Coal - 0.12%
Banque Cantonale Vaudoise	198	103		China Coal Energy Co Ltd	608,000	551
Barclays PLC	346,914	1,205
BNP Paribas SA	13,555	643		Commercial Services - 0.45%
China Construction Bank Corp	824,535	569		Aggreko PLC	23,625	884
Credicorp Ltd	5,190	650		CCR SA	33,000	294
DBS Group Holdings Ltd	204,000	2,383		Cielo SA	15,400	384
Deutsche Bank AG	40,401	1,600		Park24 Co Ltd	11,800	193
FirstRand Ltd	357,268	1,197		Sohgo Security Services Co Ltd	8,600	120
Grupo Financiero Banorte SAB de CV	200,300	1,132		Valid Solucoes e Servicos de Seguranca em	8,572	158
Home Capital Group Inc	1,888	99		Meios de Pagamento e Identificacao S.A
HSBC Holdings PLC	547,207	5,083				$2,033
ICICI Bank Ltd ADR	39,422	1,582
Industrial & Commercial Bank of China Ltd	2,772,555	1,627		Computers - 0.82%
Kasikornbank PCL	156,800	927		Gemalto NV	25,148	2,212

See accompanying notes

Schedule of Investments
Diversified International Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Engineering & Construction (continued)
Ingenico	2,477	$127		Monadelphous Group Ltd	8,586	$174
Lenovo Group Ltd	930,000	767		SembCorp Industries Ltd	380,000	1,746
Tata Consultancy Services Ltd	23,586	579		Taeyoung Engineering & Construction Co Ltd	17,140	86
		$3,685		Vinci SA	27,284	1,161

Cosmetics & Personal Care - 0.05%						$11,819
Able C&C Co Ltd	2,840	230		Entertainment - 0.02%
				Avex Group Holdings Inc	5,000	103

Distribution & Wholesale - 1.73%
Inchcape PLC	18,639	109		Food - 2.97%
LG International Corp	10,698	447		Aryzta AG (a)	2,949	141
Marubeni Corp	297,000	1,888		Casino Guichard Perrachon SA	19,175	1,696
Sojitz Corp	225,900	292		Cia Brasileira de Distribuicao Grupo Pao de	5,233	236
Sumitomo Corp	182,569	2,456		Acucar ADR
Toyota Tsusho Corp	50,500	1,079		Cosan SA Industria e Comercio	36,800	671
Wolseley PLC	35,941	1,537		JBS SA (a)	84,004	276
		$7,808		Nestle SA	89,315	5,635
				Nutreco NV	23,154	1,715
Diversified Financial Services - 2.46%				Sao Martinho SA	8,103	96
Aberdeen Asset Management PLC	439,177	2,210		Suedzucker AG	54,030	1,914
Daishin Securities Co Ltd	9,990	79		Uni-President Enterprises Corp	436,730	772
Fubon Financial Holding Co Ltd	50,156	54		Vigor Alimentos SA (a),(c)	4,384	15
Hana Financial Group Inc	25,430	776		Viscofan SA	4,058	186
Intermediate Capital Group PLC	244,822	1,182				$13,353
International Personal Finance PLC	16,542	80
Jaccs Co Ltd	38,000	145		Forest Products & Paper - 0.72%
KB Financial Group Inc	33,479	1,187		DS Smith PLC	42,947	129
London Stock Exchange Group PLC	67,136	1,024		Metsa Board OYJ (a)	32,175	97
Mega Financial Holding Co Ltd	1,824,910	1,399		Mondi PLC	9,724	99
ORIX Corp	27,550	2,759		Oji Holdings Corp	100,000	304
Provident Financial PLC	7,372	164		Smurfit Kappa Group PLC	71,334	718
		$11,059		Sumitomo Forestry Co Ltd	11,200	100
				UPM-Kymmene OYJ	159,696	1,811
Electric - 0.38%						$3,258
Atco Ltd/Canada	2,000	156
China Power International Development Ltd	521,000	142		Gas - 1.05%
Enel SpA	117,068	415		National Grid PLC	233,513	2,576
Tenaga Nasional BHD	443,500	986		Perusahaan Gas Negara Persero Tbk PT	680,000	292
		$1,699		Tokyo Gas Co Ltd	342,000	1,881

Electrical Components & Equipment - 0.84%						$4,749
Delta Electronics Inc	203,000	783		Hand & Machine Tools - 0.05%
Harbin Electric Co Ltd	144,000	110		Techtronic Industries Co	117,000	213
Hitachi Ltd	517,261	2,873

		$3,766		Healthcare - Products - 1.37%
Electronics - 1.30%				Coloplast A/S	13,205	2,752
AAC Technologies Holdings Inc	52,500	189		Elekta AB	133,368	1,761
Advantest Corp	144,900	1,884		Fresenius SE & Co KGaA	14,103	1,637
Anritsu Corp	64,000	832				$6,150
FLEXium Interconnect Inc	41,959	166
Hon Hai Precision Industry Co Ltd	498,993	1,562		Holding Companies - Diversified - 0.50%
Interflex Co Ltd	2,585	155		Alfa SAB de CV	168,866	314
Japan Aviation Electronics Industry Ltd	17,000	142		Imperial Holdings Ltd	30,845	694
LG Display Co Ltd (a)	12,720	322		KOC Holding AS	288,600	1,155
Radiant Opto-Electronics Corp	57,680	249		Mitie Group PLC	21,631	102
Spectris PLC	6,866	192				$2,265
Tokyo Seimitsu Co Ltd	6,400	89		Home Builders - 1.08%
Topco Scientific Co Ltd	40,000	65		Barratt Developments PLC (a)	692,917	1,900
		$5,847		Persimmon PLC	131,633	1,615

Engineering & Construction - 2.62%				Taylor Wimpey PLC	1,542,878	1,355
Acciona SA	7,952	453				$4,870
Aecon Group Inc (a)	7,400	91		Home Furnishings - 0.06%
Aker Solutions ASA	95,735	1,824		De'Longhi SpA	14,298	168
Bilfinger Berger SE	24,449	2,165		JVC Kenwood Corp	27,200	97
Cheung Kong Infrastructure Holdings Ltd	197,000	1,191				$265
China Communications Construction Co Ltd	1,040,000	838
China Railway Construction Corp Ltd	937,648	835		Insurance - 4.03%
CTCI Corp	119,000	272		AXA SA	26,823	399
Daelim Industrial Co Ltd	10,433	883		Catlin Group Ltd	17,065	131
Maeda Corp	21,000	100		China Pacific Insurance Group Co Ltd	127,800	384
				Hannover Rueckversicherung AG	38,216	2,446

See accompanying notes

Schedule of Investments
Diversified International Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Insurance (continued)				Mining (continued)
Helvetia Holding AG	496	$173		Lundin Mining Corp (a)	32,400	$165
Lancashire Holdings Ltd	11,522	154		Medusa Mining Ltd	29,818	186
Legal & General Group PLC	1,267,628	2,706		MMC Norilsk Nickel OJSC ADR	29,376	469
MS&AD Insurance Group Holdings	48,900	844		New Gold Inc (a)	13,900	170
PICC Property & Casualty Co Ltd	546,400	666		PanAust Ltd	52,396	165
Prudential PLC	254,041	3,299		Regis Resources Ltd (a)	32,823	193
Sampo OYJ	82,028	2,556		Rio Tinto Ltd	64,872	3,563
Sanlam Ltd	256,591	1,159		Southern Copper Corp	35,151	1,208
Zurich Insurance Group AG (a)	12,966	3,233		Sterlite Industries India Ltd ADR	80,691	612
		$18,150		Xstrata PLC	50,503	783
				Yamana Gold Inc	124,000	2,369
Internet - 0.25%						$24,589
Com2uSCorp (a)	6,662	392
PChome Online Inc	16,186	92		Miscellaneous Manufacturing - 0.30%
Rightmove PLC	5,521	140		IMI PLC	59,198	862
Tencent Holdings Ltd	14,600	494		Melrose PLC	26,440	104
		$1,118		Senior PLC	28,460	94
				Singamas Container Holdings Ltd	588,000	143
Investment Companies - 0.27%				Trelleborg AB	11,322	128
Investment AB Kinnevik	58,914	1,225				$1,331

				Office & Business Equipment - 0.33%
Iron & Steel - 0.47%				Ricoh Co Ltd	175,000	1,478
JFE Holdings Inc	23,400	308
Labrador Iron Ore Royalty Corp	2,200	68
POSCO ADR	11,229	916		Oil & Gas - 8.13%
Severstal OAO	30,442	382		Afren PLC (a)	99,281	226
SSAB AB - A Shares	61,685	439		Aurora Oil & Gas Ltd (a)	49,942	186
		$2,113		Bangchak Petroleum PCL (b)	275,100	218
				BG Group PLC	182,374	3,690
Leisure Products & Services - 0.02%				BP PLC	376,472	2,654
HIS Co Ltd	2,800	88		China Petroleum & Chemical Corp	1,052,000	976
				CNOOC Ltd	360,000	731
Lodging - 0.27%				Det Norske Oljeselskap ASA (a)	8,419	139
Whitbread PLC	33,568	1,231		Ecopetrol SA ADR	12,817	755
				Eni SpA	160,739	3,524
				EnQuest PLC (a)	1	—
Machinery - Diversified - 0.41%				Gazprom OAO ADR	168,438	1,689
Daifuku Co Ltd	20,500	102		Lukoil OAO ADR	29,990	1,847
Duerr AG	2,910	194		Lundin Petroleum AB (a)	65,437	1,598
IHI Corp	620,000	1,381		Petrobank Energy & Resources Ltd (a)	11,800	166
OC Oerlikon Corp AG (a)	17,527	169
				PetroChina Co Ltd	897,199	1,160
		$1,846		Petroleo Brasileiro SA ADR	73,508	1,686
Media - 0.68%				Polski Koncern Naftowy Orlen S.A. (a)	23,703	337
Grupo Televisa SAB ADR	44,740	1,052		Repsol SA	19,947	388
Kabel Deutschland Holding AG (a)	13,331	952		Royal Dutch Shell PLC - A Shares	29,501	1,022
TV Asahi Corp	5,200	77		Royal Dutch Shell PLC - B Shares	107,939	3,841
UBM PLC	88,161	998		Seadrill Ltd	73,996	2,907
		$3,079		SK Holdings Co Ltd	8,513	1,180
				Statoil ASA	126,015	3,252
Metal Fabrication & Hardware - 0.09%				Talisman Energy Inc	78,800	1,053
Bodycote PLC	19,420	123		Tatneft OAO ADR	11,128	462
NTN Corp	140,000	281		Thai Oil PCL (b)	369,800	782
		$404		Twin Butte Energy Ltd (a)	43,000	125
Mining - 5.46%						$36,594
Antofagasta PLC	16,354	334		Oil & Gas Services - 1.37%
Argonaut Gold Inc (a)	14,069	146		Fred Olsen Energy ASA	3,104	138
B2Gold Corp (a)	31,300	125		John Wood Group PLC	171,908	2,236
Barrick Gold Corp	63,100	2,637		Petrofac Ltd	1	—
BHP Billiton Ltd	157,140	5,369		Petroleum Geo-Services ASA	8,236	137
BHP Billiton PLC	32,361	1,011		Saipem SpA	32,578	1,570
Boliden AB	6,820	114		Technip SA	9,016	1,002
Cia de Minas Buenaventura SA ADR	10,928	426		TGS Nopec Geophysical Co ASA	33,924	1,106
Gold Fields Ltd	64,478	815				$6,189
Grupo Mexico SAB de CV	237,100	784
Gujarat Mineral Development Corp Ltd	16,709	62		Packaging & Containers - 0.55%
HudBay Minerals Inc	8,100	80		Rexam PLC	353,062	2,484
Inmet Mining Corp (a)	16,500	784
Jiangxi Copper Co Ltd	315,000	791		Pharmaceuticals - 5.51%
KGHM Polska Miedz SA	9,260	442		Catamaran Corp (a)	1,600	157
Korea Zinc Co Ltd	1,805	786		Chong Kun Dang Pharm Corp	5,510	138

See accompanying notes

Schedule of Investments
Diversified International Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Pharmaceuticals (continued)				Semiconductors - 2.20%
GlaxoSmithKline PLC	44,242	$1,021		AMS AG	1,610	$161
Kaken Pharmaceutical Co Ltd	6,000	90		ARM Holdings PLC	158,238	1,477
Novartis AG	76,947	4,710		ASM International NV	4,085	137
Novo Nordisk A/S	26,637	4,192		Elan Microelectronics Corp	362,000	637
Roche Holding AG	34,949	6,537		Mellanox Technologies Ltd (a)	8,649	897
Sanofi	57,484	4,919		Samsung Electronics Co Ltd	3,896	4,695
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	151,438	173		Taiwan Semiconductor Manufacturing Co Ltd	626,140	1,926
Ship Healthcare Holdings Inc	6,800	216				$9,930
Shire PLC	86,032	2,538
Virbac SA	562	97		Shipbuilding - 0.36%
		$24,788		Hyundai Heavy Industries Co Ltd	1,647	371
				Samsung Heavy Industries Co Ltd	33,090	1,112
Pipelines - 1.07%				STX OSV Holdings Ltd	110,000	145
Enbridge Inc	61,100	2,386				$1,628
TransCanada Corp	53,500	2,435
		$4,821		Software - 1.10%
				Hexaware Technologies Ltd	29,992	69
Real Estate - 2.53%				IT Holdings Corp	8,600	112
Brookfield Asset Management Inc	97,658	3,372		Nihon Unisys Ltd	16,900	121
Capital Property Fund	83,612	107		SAP AG	63,428	4,514
Cheung Kong Holdings Ltd	178,000	2,600		Tech Mahindra Ltd	6,337	117
Cyrela Brazil Realty SA Empreendimentos e	44,100	377				$4,933
Participacoes
Deutsche Wohnen AG	39,777	699		Telecommunications - 5.96%
Ez Tec Empreendimentos e Participacoes SA	17,573	219		America Movil SAB de CV ADR	40,972	1,042
Fantasia Holdings Group Co Ltd	1,042,500	100		BT Group PLC	666,382	2,484
Great Eagle Holdings Ltd	59,000	179		China Mobile Ltd	94,785	1,051
Greentown China Holdings Ltd	115,000	124		China Telecom Corp Ltd	716,000	414
Helbor Empreendimentos SA	26,583	140		Chorus Ltd	550,152	1,478
IMMOFINANZ AG	205,109	745		Elisa OYJ	53,665	1,214
K Wah International Holdings Ltd	345,000	164		Freenet AG	9,645	158
KWG Property Holding Ltd	147,500	81		GN Store Nord A/S	15,744	242
Mah Sing Group Bhd	160,300	110		Hutchison Telecommunications Hong Kong	306,667	135
Mitsui Fudosan Co Ltd	57,000	1,139		Holdings Ltd
Shenzhen Investment Ltd	576,000	133		Nippon Telegraph & Telephone Corp	63,200	3,007
Shimao Property Holdings Ltd	461,000	788		NTT DOCOMO Inc	1,669	2,697
				Samart Corp PCL (b)	343,700	119
Sunac China Holdings Ltd	267,000	131
Wihlborgs Fastigheter AB	11,139	167		Sistema JSFC	25,175	514
		$11,375		Taiwan Mobile Co Ltd	218,000	795
				Telecity Group PLC	13,639	197
REITS - 1.19%				Telecom Corp of New Zealand Ltd	525,048	1,034
Artis Real Estate Investment Trust	6,400	107		Telekomunikasi Indonesia Persero Tbk PT	1,016,000	997
Canadian Apartment Properties REIT	4,400	111		VimpelCom Ltd ADR(a)	17,282	206
CapitaCommercial Trust	127,000	154		Vivendi SA	124,754	2,431
Centro Retail Australia	31,817	69		Vodacom Group Ltd	35,333	434
Dundee Real Estate Investment Trust	3,600	138		Vodafone Group PLC	1,841,569	5,233
Eurocommercial Properties NV	3,524	133		Ziggo NV	28,180	957
Fortune Real Estate Investment Trust	88,000	67				$26,839
Mirvac Group	1,000,427	1,480
Suntec Real Estate Investment Trust	148,000	179		Transportation - 2.16%
Unibail-Rodamco SE	7,503	1,495		Canadian National Railway Co	44,500	3,938
Westfield Retail Trust	475,620	1,420		Canadian Pacific Railway Ltd	22,400	1,859
		$5,353		East Japan Railway Co	25,400	1,681
				Nippon Yusen KK	229,000	404
Retail - 3.12%				Senko Co Ltd	16,000	69
Alimentation Couche Tard Inc	52,700	2,422		West Japan Railway Co	41,800	1,785
Aoyama Trading Co Ltd	9,000	172				$9,736
Cie Financiere Richemont SA	41,714	2,505
Dollarama Inc	33,000	2,106		Water - 1.08%
Dufry AG (a)	1,282	154		Pennon Group PLC	127,180	1,485
Giordano International Ltd	162,000	136		Severn Trent PLC	50,075	1,358
Inditex SA	16,138	2,005		United Utilities Group PLC	175,844	2,033
Jean Coutu Group PJC Inc/The	5,919	86				$4,876
Lawson Inc	15,000	1,151		TOTAL COMMON STOCKS		$434,549
Lotte Shopping Co Ltd	451	129		PREFERRED STOCKS - 2.15%	Shares Held	Value (000	's)
Sugi Holdings Co Ltd	4,600	162		Automobile Manufacturers - 0.73%
Tim Hortons Inc	38,800	2,019		Volkswagen AG	18,052	3,301
Tsuruha Holdings Inc	2,700	202
Valor Co Ltd	5,500	91
Woolworths Holdings Ltd/South Africa	94,894	693		Banks - 0.61%
		$14,033		Banco Bradesco SA	71,900	1,152

See accompanying notes

Schedule of Investments
Diversified International Account
September 30, 2012 (unaudited)

			Portfolio Summary (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000's)	Country	Percent
			United Kingdom	15 .59%
Banks (continued)			Japan	12 .79%
Itau Unibanco Holding SA	103,400	$1,566	Canada	9.15%
		$2,718	Germany	7.58%
			Switzerland	5.73%
Consumer Products - 0.40%			Australia	4.22%
Henkel AG & Co KGaA	22,775	1,814	Korea, Republic Of	3.96%
			France	3.80%
Iron & Steel - 0.41%			Sweden	3.70%
Gerdau SA	48,200	457	China	3.07%
Vale SA	80,748	1,403	Norway	2.71%
		$1,860	Netherlands	2.54%
TOTAL PREFERRED STOCKS		$9,693	Brazil	2.35%
	Maturity		Taiwan, Province Of China	2.17%
REPURCHASE AGREEMENTS - 0.58%	Amount (000's)	Value (000's)	Denmark	1.59%
			Russian Federation	1.56%
Banks - 0.58%			Hong Kong	1.54%
Investment in Joint Trading Account; Credit	$671	$671	South Africa	1.48%
Suisse Repurchase Agreement; 0.18%			India	1.34%
dated 9/28/2012 maturing 10/1/2012			Mexico	1.30%
(collateralized by US Government			Italy	1.26%
Securities; $684,052; 3.50% - 10.63%;			Finland	1.26%
dated 08/15/15 - 08/15/40)			United States	1.20%
Investment in Joint Trading Account; Deutsche	469	469	Singapore	1.07%
Bank Repurchase Agreement; 0.20% dated			Ireland	0.94%
9/28/2012 maturing 10/1/2012			Thailand	0.87%
(collateralized by US Government			Belgium	0.83%
Securities; $478,836; 0.00% - 7.50%; dated			Spain	0.67%
11/30/12 - 01/01/48)			Turkey	0.60%
Investment in Joint Trading Account; JP	704	704	New Zealand	0.56%
Morgan Repurchase Agreement; 0.18%			Malaysia	0.35%
dated 9/28/2012 maturing 10/1/2012			Indonesia	0.30%
(collateralized by US Government			Peru	0.24%
Securities; $718,254; 4.38% - 11.25%;			Israel	0.20%
dated 02/15/15 - 11/15/39)			Austria	0.20%
Investment in Joint Trading Account; Merrill	771	771	Colombia	0.17%
Lynch Repurchase Agreement; 0.13%			Poland	0.17%
dated 9/28/2012 maturing 10/1/2012			Chile	0.13%
(collateralized by US Government			Bermuda	0.06%
Securities; $786,660; 0.00% - 5.50%; dated			Jersey, Channel Islands	0.00%
11/30/12 - 07/15/36)			Other Assets in Excess of Liabilities, Net	0.75%
		$2,615	TOTAL NET ASSETS	100.00%
TOTAL REPURCHASE AGREEMENTS		$2,615
Total Investments		$446,857
Other Assets in Excess of Liabilities, Net - 0.75%		$3,380
TOTAL NET ASSETS - 100.00%		$450,237

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,851 or 0.41% of net assets.
(c) Security is Illiquid

See accompanying notes

Schedule of Investments
Equity Income Account
September 30, 2012 (unaudited)

COMMON STOCKS - 97.72%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.27%				Healthcare - Products (continued)
Lockheed Martin Corp	69,120	$6,455		Medtronic Inc	142,000	$6,123
Raytheon Co	134,310	7,677				$10,357

		$14,132		Insurance - 7.51%
Apparel - 1.26%				ACE Ltd	168,266	12,721
VF Corp	49,405	7,873		Allianz SE ADR	221,571	2,630
				Allstate Corp/The	184,145	7,294
				Chubb Corp/The	78,488	5,987
Automobile Manufacturers - 0.78%				Fidelity National Financial Inc	329,397	7,046
PACCAR Inc	121,901	4,879		MetLife Inc	266,472	9,183
				Swiss Re AG ADR	30,405	1,963
Automobile Parts & Equipment - 1.42%						$46,824
Autoliv Inc	98,832	6,125
Johnson Controls Inc	98,562	2,700		Leisure Products & Services - 0.88%
		$8,825		Carnival Corp	150,801	5,495

Banks - 8.37%				Machinery - Diversified - 1.40%
Australia & New Zealand Banking Group Ltd	65,712	1,688		Deere & Co	105,705	8,720
ADR
Banco Santander SA ADR	584,945	4,364
Bank of Nova Scotia	121,062	6,637		Media - 0.49%
Grupo Financiero Santander Mexico SAB de	927	13		Walt Disney Co/The	57,966	3,031
CV ADR(a)
JP Morgan Chase & Co	347,738	14,076
M&T Bank Corp	69,333	6,598		Mining - 2.00%
PNC Financial Services Group Inc	154,443	9,745		Barrick Gold Corp	189,228	7,902
US Bancorp	263,379	9,034		BHP Billiton Ltd ADR	66,436	4,558
		$52,155				$12,460

Beverages - 1.27%				Miscellaneous Manufacturing - 1.99%
Coca-Cola Co/The	72,660	2,756		3M Co	44,334	4,097
Dr Pepper Snapple Group Inc	115,838	5,158		Parker Hannifin Corp	99,777	8,340
		$7,914				$12,437

Chemicals - 0.97%				Oil & Gas - 12.05%
				Chevron Corp	92,178	10,744
Air Products & Chemicals Inc	27,293	2,257		Diamond Offshore Drilling Inc	19,420	1,278
EI du Pont de Nemours & Co	75,368	3,789		Encana Corp	289,256	6,341
		$6,046		Exxon Mobil Corp	124,007	11,340
Distribution & Wholesale - 1.75%				Marathon Oil Corp	236,241	6,986
Genuine Parts Co	178,526	10,895		Marathon Petroleum Corp	174,755	9,540
				Occidental Petroleum Corp	57,641	4,961
				Penn West Petroleum Ltd	443,419	6,314
Diversified Financial Services - 2.55%				Royal Dutch Shell PLC - B shares ADR	127,984	9,125
BlackRock Inc	57,351	10,226		Total SA ADR	168,851	8,459
NYSE Euronext	229,003	5,645				$75,088
		$15,871
				Pharmaceuticals - 11.37%
Electric - 4.08%				Abbott Laboratories	185,064	12,688
NextEra Energy Inc	111,420	7,836		GlaxoSmithKline PLC ADR	184,011	8,509
Northeast Utilities	144,783	5,535		Johnson & Johnson	82,809	5,706
Wisconsin Energy Corp	133,385	5,025		Merck & Co Inc	299,064	13,488
Xcel Energy Inc	255,185	7,071		Novartis AG ADR	119,880	7,344
		$25,467		Pfizer Inc	490,341	12,185
Electrical Components & Equipment - 0.91%				Roche Holding AG ADR	162,750	7,647
Emerson Electric Co	117,197	5,657		Teva Pharmaceutical Industries Ltd ADR	79,878	3,308
						$70,875

Electronics - 0.60%				Pipelines - 3.63%
Honeywell International Inc	62,541	3,737		Enterprise Products Partners LP	167,173	8,960
				Kinder Morgan Energy Partners LP	68,706	5,668
				Kinder Morgan Inc/Delaware	225,019	7,993
Food - 2.76%						$22,621
General Mills Inc	78,458	3,127
Kraft Foods Inc	191,040	7,899		REITS - 4.80%
Kroger Co/The	261,848	6,164		American Capital Agency Corp	154,507	5,344
		$17,190		Annaly Capital Management Inc	687,051	11,570
				Digital Realty Trust Inc	186,098	12,999
Gas - 1.13%						$29,913
Sempra Energy	109,406	7,056
				Retail - 2.47%
				Costco Wholesale Corp	30,113	3,015
Healthcare - Products - 1.66%				McDonald's Corp	72,879	6,687
Becton Dickinson and Co	53,899	4,234

See accompanying notes

Schedule of Investments
Equity Income Account
September 30, 2012 (unaudited)

				Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)		Sector	Percent
				Financial	24 .98%
Retail (continued)				Consumer, Non-cyclical	17 .06%
Tiffany & Co	91,978	$5,691		Energy	15 .68%
		$15,393		Consumer, Cyclical	12 .18%
				Industrial	9.95%
Semiconductors - 5.84%				Technology	7.44%
Applied Materials Inc	559,936	6,252		Utilities	5.21%
Intel Corp	494,727	11,220		Communications	4.00%
Maxim Integrated Products Inc	224,778	5,984		Basic Materials	2.97%
Microchip Technology Inc	209,588	6,862		Other Assets in Excess of Liabilities, Net	0.53%
Taiwan Semiconductor Manufacturing Co Ltd	383,963	6,074		TOTAL NET ASSETS	100.00%
ADR
		$36,392
Software - 1.60%
Microsoft Corp	335,829	10,001
Telecommunications - 3.51%
BCE Inc	167,048	7,340
CenturyLink Inc	104,550	4,224
Verizon Communications Inc	65,869	3,002
Vodafone Group PLC ADR	256,233	7,301
		$21,867
Toys, Games & Hobbies - 3.62%
Hasbro Inc	248,809	9,497
Mattel Inc	368,655	13,080
		$22,577
Transportation - 2.78%
Norfolk Southern Corp	72,351	4,604
Union Pacific Corp	48,365	5,741
United Parcel Service Inc	97,786	6,998
		$17,343
TOTAL COMMON STOCKS		$609,091
	Maturity
REPURCHASE AGREEMENTS - 1.75%	Amount (000's)	Value(000	's)
Banks- 1.75%
Investment in Joint Trading Account; Credit	$2,801	$2,801
Suisse Repurchase Agreement; 0.18%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $2,856,965; 3.50% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	1,961	1,961
Bank Repurchase Agreement; 0.20% dated
09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $1,999,875; 0.00% - 7.50%;
dated 11/30/12 - 01/01/48)
Investment in Joint Trading Account; JP	2,941	2,941
Morgan Repurchase Agreement; 0.18%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $2,999,814; 4.38% - 11.25%;
dated 02/15/15 - 11/15/39)
Investment in Joint Trading Account; Merrill	3,221	3,221
Lynch Repurchase Agreement; 0.13%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $3,285,510; 0.00% - 5.50%;
dated 11/30/12 - 07/15/36)
		$10,924
TOTAL REPURCHASE AGREEMENTS		$10,924
Total Investments		$620,015
Other Assets in Excess of Liabilities, Net - 0.53%		$3,332
TOTAL NET ASSETS - 100.00%		$623,347

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
September 30, 2012 (unaudited)

		Principal				Principal
BONDS	- 29.90%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

	Automobile Asset Backed Securities - 0.28%				Mortgage Backed Securities (continued)
	Santander Drive Auto Receivables Trust 2010-				Ginnie Mae
	A				0.97%, 4/16/2053(b)	$17,724	$984
	2.39%, 6/15/2017(a)	$1,200	$1,231		1.06%, 4/16/2049(b)	9,946	880
					1.42%, 9/16/2053(b)	16,478	1,311
					3.50%, 12/20/2034(b)	13,468	1,672
	Mortgage Backed Securities - 28.51%				3.50%, 3/20/2036	2,931	3,158
	Banc of America Commercial Mortgage Trust				3.50%, 1/20/2042(b)	1,834	1,892
	2007-4				4.00%, 9/16/2026(b)	8,002	868
	5.99%, 2/10/2049(b)	1,000	1,063
					4.00%, 4/20/2038(b)	4,351	546
	BCAP LLC Trust				4.00%, 3/20/2039(b)	6,201	731
	2.66%, 6/26/2045(a),(b),(c)	2,400	2,064
	BNPP Mortgage Securities LLC				4.00%, 12/16/2039	2,812	3,059
	6.00%, 8/27/2037(a),(c)	3,000	3,064		Jefferies & Co Inc
					3.64%, 12/26/2037(a),(b)	1,910	1,924
	CD 2006-CD2 Mortgage Trust				4.75%, 4/26/2037(a)	1,705	1,746
	5.53%, 1/15/2046(b)	2,000	2,148
					5.00%, 10/26/2036(a)	4,084	4,233
	Chase Mortgage Finance Corp				JP Morgan Chase Commercial Mortgage
	5.00%, 12/25/2018	420	428
	Citigroup Mortgage Loan Trust 2009-11				Securities Corp
	1.59%, 10/25/2035(a),(b)	753	730		4.17%, 8/15/2046	2,000	2,290
					5.51%, 1/12/2043(b)	3,800	3,793
	Citigroup Mortgage Loan Trust 2009-6
	2.81%, 4/25/2037(a),(b)	570	579		5.79%, 6/12/2043	1,770	1,894
	6.00%, 3/25/2037(a),(b)	1,638	1,743		JP Morgan Resecuritization Trust Series 2010-
					7
	Citigroup Mortgage Loan Trust 2010-10				4.50%, 6/26/2040(a)	3,162	3,234
	2.61%, 2/25/2036(a),(b)	1,400	1,026
	Citigroup Mortgage Loan Trust 2010-8				Morgan Stanley Capital I Inc
	4.50%, 12/25/2036(a)	2,030	2,109		4.84%, 12/13/2041	800	833
					Morgan Stanley Re-REMIC Trust 2010-R1
	Citigroup Mortgage Loan Trust 2010-9				2.94%, 7/26/2035(a),(b)	1,300	1,259
	4.00%, 3/25/2037(a)	2,057	2,033
	4.25%, 1/25/2036(a)	3,786	3,927		Morgan Stanley Re-REMIC Trust 2010-R4
					5.50%, 8/26/2047(a)	812	863
	Countrywide Home Loan Mortgage Pass				Springleaf Mortgage Loan Trust
	Through Trust				2.67%, 9/25/2049(a)	861	867
	5.25%, 6/25/2034	952	988
	Credit Suisse Mortgage Capital Certificates				Wachovia Bank Commercial Mortgage Trust
	3.03%, 8/27/2037(a),(b)	1,378	1,374		4.81%, 4/15/2042	2,143	2,237
					5.52%, 12/15/2044(b)	3,971	4,294
	5.47%, 5/27/2036(a),(b)	2,098	1,983
	6.00%, 1/27/2047(a)	2,213	2,327		Wells Fargo Mortgage Backed Securities
					Trust
	CSMC Series 2010-10R				6.00%, 12/28/2037(b)	1,423	1,480
	6.00%, 8/26/2037(a)	2,918	3,099
	Fannie Mae Grantor Trust				WFRBS Commercial Mortgage Trust 2011-
	0.57%, 5/25/2035(b)	593	586		C2
					4.87%, 2/15/2044(a),(b)	3,300	3,872
	Fannie Mae REMIC Trust 2005-W2
	0.37%, 5/25/2035(b),(d)	89	89				$125,662
	Fannie Mae REMICS				Other Asset Backed Securities - 1.11%
	0.52%, 10/25/2018(b)	124	124		Ameriquest Mortgage Securities Inc
	4.00%, 5/25/2028(b)	6,138	380		0.65%, 7/25/2035(b)	3,000	2,272
	6.50%, 2/25/2047	903	1,000		0.70%, 9/25/2035(b)	2,000	1,588
	7.00%, 4/25/2032	472	556		Chase Funding Mortgage Loan Asset-Backed
	8.70%, 12/25/2019	7	8		Certificates
	First Horizon Alternative Mortgage Securities				0.68%, 12/25/2033(b)	100	94
	2.56%, 9/25/2034(b)	2,000	1,863		Fremont Home Loan Trust
	Freddie Mac Reference REMIC				0.97%, 2/25/2034(b)	1,043	945
	0.62%, 7/15/2023(b)	337	337				$4,899
	Freddie Mac REMICS				TOTAL BONDS		$131,792
	0.52%, 6/15/2018(b)	418	419
	2.50%, 10/15/2036(b)	983	1,006		U.S. GOVERNMENT & GOVERNMENT	Principal
					AGENCY OBLIGATIONS - 68.89%	Amount (000's)	Value(000	's)
	3.50%, 6/15/2040	2,085	2,171		Federal Home Loan Mortgage Corporation (FHLMC) -22.46%
	4.00%, 9/15/2018	504	516
	4.00%, 2/15/2035(b)	7,294	706		2.35%, 9/1/2032(b)	$41	$42
	4.00%, 1/15/2039	400	431		2.50%, 9/1/2027	1,000	1,053
	4.00%, 5/15/2039	4,200	4,621		2.50%, 9/1/2027	4,000	4,208
	4.00%, 8/15/2039(b)	10,465	1,518
					3.00%, 1/1/2027	1,906	2,033
	4.00%, 10/15/2040	3,000	3,282		3.00%, 2/1/2027	943	1,004
	4.00%, 4/15/2041	4,127	4,403		3.00%, 2/1/2027	2,806	2,988
	4.50%, 3/15/2040	3,000	3,231		3.00%, 4/1/2042	1,938	2,045
	4.50%, 5/15/2040	2,000	2,247		3.00%, 8/1/2042	1,495	1,578
	4.50%, 5/15/2040	3,500	3,960		3.50%, 2/1/2032	3,751	4,038
	4.50%, 7/15/2041	3,000	3,388		3.50%, 10/1/2041	1,726	1,852
	5.00%, 3/15/2040	5,000	5,563		3.50%, 11/1/2041	1,702	1,826
	5.50%, 3/15/2038	2,443	2,652		3.50%, 4/1/2042	970	1,041
					3.50%, 4/1/2042	3,716	3,992

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
3.50%, 7/1/2042	$4,451	$4,788		6.50%, 5/1/2023	$24	$27
4.00%, 8/1/2026	1,866	1,986		6.50%, 4/1/2024	16	19
4.00%, 8/1/2039	2,067	2,223		6.50%, 4/1/2026	13	15
4.00%, 10/1/2039	1,168	1,256		6.50%, 5/1/2026	11	13
4.00%, 12/1/2040	3,477	3,828		6.50%, 5/1/2026	11	13
4.50%, 8/1/2033	220	238		6.50%, 12/1/2027	15	18
4.50%, 11/1/2039	1,538	1,654		6.50%, 1/1/2028	18	21
4.50%, 12/1/2039	2,061	2,217		6.50%, 3/1/2028	11	14
4.50%, 5/1/2040	2,813	3,034		6.50%, 9/1/2028	27	32
4.50%, 2/1/2041	3,566	3,858		6.50%, 9/1/2028	13	14
4.50%, 3/1/2041	3,284	3,599		6.50%, 10/1/2028	70	83
4.50%, 5/1/2041	2,309	2,531		6.50%, 11/1/2028	15	18
4.50%, 8/1/2041	2,383	2,612		6.50%, 12/1/2028	36	43
5.00%, 10/1/2025	836	915		6.50%, 3/1/2029	14	17
5.00%, 2/1/2033	956	1,046		6.50%, 4/1/2029	178	204
5.00%, 6/1/2033	638	713		6.50%, 7/1/2031	76	89
5.00%, 8/1/2033	539	595		6.50%, 8/1/2031	7	8
5.00%, 8/1/2033	554	612		6.50%, 10/1/2031	34	39
5.00%, 5/1/2035	303	330		6.50%, 10/1/2031	22	26
5.00%, 5/1/2035	331	361		6.50%, 12/1/2031	69	80
5.00%, 7/1/2035	98	106		6.50%, 1/1/2032	172	195
5.00%, 7/1/2035	162	179		6.50%, 2/1/2032	65	76
5.00%, 10/1/2035	279	309		6.50%, 5/1/2032	152	176
5.00%, 10/1/2038	1,467	1,577		6.50%, 8/1/2032	149	169
5.00%, 6/1/2039	2,095	2,307		6.50%, 4/1/2035	37	42
5.00%, 6/1/2039	574	635		7.00%, 9/1/2023	18	21
5.00%, 9/1/2039	2,098	2,321		7.00%, 12/1/2023	11	13
5.00%, 1/1/2040	2,131	2,385		7.00%, 1/1/2024	13	15
5.00%, 6/1/2041	2,652	2,917		7.00%, 9/1/2027	14	17
5.50%, 4/1/2018	163	176		7.00%, 1/1/2028	125	145
5.50%, 11/1/2018	351	385		7.00%, 4/1/2028	67	81
5.50%, 3/1/2024	40	43		7.00%, 5/1/2028	10	12
5.50%, 3/1/2033	694	763		7.00%, 8/1/2028	30	36
5.50%, 12/1/2033	646	710		7.00%, 6/1/2031	5	6
5.50%, 9/1/2035	802	879		7.00%, 10/1/2031	28	34
5.50%, 1/1/2038	880	960		7.00%, 10/1/2031	28	33
5.50%, 2/1/2038	1,031	1,117		7.00%, 4/1/2032	205	241
5.50%, 4/1/2038	135	149		7.50%, 10/1/2030	35	43
5.50%, 5/1/2038	377	413		7.50%, 2/1/2031	14	17
5.50%, 8/1/2038	2,441	2,676		7.50%, 2/1/2031	18	22
6.00%, 1/1/2013	2	2		7.50%, 2/1/2031	28	34
6.00%, 4/1/2017	73	80		8.00%, 10/1/2030	49	61
6.00%, 4/1/2017	85	92		8.00%, 12/1/2030	8	9
6.00%, 5/1/2017	84	91		8.50%, 7/1/2029	46	58
6.00%, 7/1/2017	58	62				$99,004
6.00%, 12/1/2023	20	22
6.00%, 5/1/2031	43	48		Federal National Mortgage Association (FNMA) - 26.96%
				2.30%, 7/1/2034(b)	143	152
6.00%, 12/1/2031	72	81		2.47%, 12/1/2032(b)	109	117
6.00%, 9/1/2032	71	79
6.00%, 11/1/2033	274	308		2.50%, 5/1/2027	2,884	3,035
6.00%, 11/1/2033	303	339		2.50%, 6/1/2027	3,220	3,390
6.00%, 5/1/2034	574	637		2.50%, 6/1/2027	2,627	2,765
6.00%, 5/1/2034	956	1,043		3.00%, 2/1/2027	1,843	1,958
6.00%, 9/1/2034	259	287		3.00%, 8/1/2042	3,985	4,211
6.00%, 2/1/2035	215	239		3.50%, 1/1/2041	1,659	1,780
6.00%, 10/1/2036(b)	356	396		3.50%, 11/1/2041	3,368	3,616
6.00%, 3/1/2037	330	367		3.50%, 9/1/2042	3,989	4,323
6.00%, 12/1/2037	2,350	2,596		4.00%, 12/1/2024	2,640	2,900
6.00%, 1/1/2038(b)	151	168		4.00%, 5/1/2025	1,585	1,696
6.00%, 1/1/2038	1,151	1,284		4.00%, 5/1/2039	1,292	1,393
6.00%, 1/1/2038	483	539		4.00%, 11/1/2040	2,111	2,277
6.00%, 4/1/2038	298	331		4.00%, 1/1/2041	3,312	3,573
6.50%, 11/1/2016	35	38		4.00%, 2/1/2041	3,281	3,539
6.50%, 6/1/2017	104	112		4.00%, 3/1/2041	4,296	4,636
6.50%, 6/1/2018	13	14		4.00%, 4/1/2041	3,463	3,785
6.50%, 8/1/2021	12	14		4.00%, 11/1/2041	1,762	1,901
6.50%, 12/1/2021	87	98		4.00%, 4/1/2042	1,896	2,060
6.50%, 4/1/2022	103	115		4.50%, 12/1/2019	145	157
6.50%, 5/1/2022	63	70		4.50%, 1/1/2020	560	606

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 9/1/2025	$2,969	$3,252		6.50%, 7/1/2025	$16	$19
4.50%, 12/1/2040	1,543	1,704		6.50%, 8/1/2025	52	60
5.00%, 1/1/2018	400	436		6.50%, 2/1/2026	16	19
5.00%, 11/1/2018	305	333		6.50%, 3/1/2026	6	7
5.00%, 5/1/2034	995	1,088		6.50%, 5/1/2026	13	15
5.00%, 6/1/2034	757	828		6.50%, 6/1/2026	6	7
5.00%, 4/1/2035	602	682		6.50%, 7/1/2028	13	16
5.00%, 4/1/2035	364	412		6.50%, 9/1/2028	23	27
5.00%, 7/1/2035	830	910		6.50%, 2/1/2029	9	10
5.00%, 7/1/2035	41	45		6.50%, 3/1/2029	21	24
5.00%, 8/1/2035	186	204		6.50%, 4/1/2029	18	21
5.00%, 7/1/2039	5,660	6,175		6.50%, 7/1/2029	313	365
5.00%, 12/1/2039	2,168	2,399		6.50%, 6/1/2031	13	15
5.00%, 4/1/2040	1,678	1,833		6.50%, 6/1/2031	20	23
5.00%, 5/1/2040	2,431	2,686		6.50%, 9/1/2031	53	61
5.00%, 6/1/2040	1,380	1,510		6.50%, 1/1/2032	23	26
5.02%, 12/1/2033(b)	459	496		6.50%, 3/1/2032	131	152
5.50%, 8/1/2017	156	169		6.50%, 4/1/2032	134	155
5.50%, 12/1/2017	115	125		6.50%, 8/1/2032	43	49
5.50%, 1/1/2018	244	265		6.50%, 11/1/2032	38	44
5.50%, 7/1/2019	98	107		6.50%, 11/1/2032	72	83
5.50%, 8/1/2019	47	52		6.50%, 12/1/2032	108	125
5.50%, 8/1/2019	24	27		6.50%, 2/1/2033	91	104
5.50%, 8/1/2019	23	26		6.50%, 7/1/2034	327	373
5.50%, 8/1/2019	30	33		6.50%, 7/1/2034	137	157
5.50%, 8/1/2019	151	165		6.50%, 2/1/2036	734	825
5.50%, 8/1/2019	66	73		6.50%, 9/1/2036	3,058	3,482
5.50%, 9/1/2019	126	138		6.50%, 12/1/2036	341	387
5.50%, 10/1/2019	48	52		6.50%, 7/1/2037	107	122
5.50%, 5/1/2024	98	108		6.50%, 7/1/2037	146	167
5.50%, 5/1/2033	46	50		6.50%, 10/1/2037	3,272	3,712
5.50%, 6/1/2033	389	430		6.50%, 2/1/2038	111	126
5.50%, 6/1/2033	242	268		6.50%, 2/1/2039	1,242	1,404
5.50%, 9/1/2033	4,102	4,671		7.00%, 1/1/2027	9	11
5.50%, 2/1/2034	1,081	1,179		7.00%, 11/1/2027	10	11
5.50%, 4/1/2034	153	169		7.00%, 8/1/2028	54	64
5.50%, 8/1/2034	158	173		7.00%, 12/1/2028	38	46
5.50%, 9/1/2034	1,230	1,358		7.00%, 4/1/2029	20	24
5.50%, 9/1/2035	1,681	1,894		7.00%, 10/1/2029	56	68
5.50%, 11/1/2035	854	954		7.00%, 5/1/2031	5	7
5.50%, 8/1/2036	473	521		7.00%, 11/1/2031	115	134
5.50%, 2/1/2037	40	45		7.50%, 4/1/2022	3	4
5.50%, 3/1/2038	933	1,040		7.50%, 7/1/2027	2	2
5.50%, 3/1/2038	1,037	1,138		7.50%, 11/1/2029	28	31
5.50%, 3/1/2038	576	656		7.50%, 5/1/2031	67	73
5.50%, 5/1/2038	894	1,004		8.00%, 5/1/2027	54	62
5.50%, 8/1/2038	511	582		8.00%, 9/1/2027	16	16
6.00%, 8/1/2016	57	61		8.00%, 6/1/2030	6	7
6.00%, 12/1/2016	84	90		8.50%, 2/1/2023	1	1
6.00%, 8/1/2017	149	160		8.50%, 10/1/2027	39	40
6.00%, 6/1/2022	88	98		9.00%, 9/1/2030	13	16
6.00%, 3/1/2026	9	10				$118,829
6.00%, 11/1/2028	29	32		Government National Mortgage Association (GNMA) -
6.00%, 8/1/2031	167	188		14.39%
6.00%, 12/1/2031	35	40		3.00%, 4/15/2027	1,939	2,082
6.00%, 1/1/2033	261	296		3.50%, 5/20/2027	1,953	2,104
6.00%, 2/1/2034	64	72		3.50%, 11/15/2041	3,826	4,199
6.00%, 5/1/2037	1,198	1,322		3.50%, 12/20/2041	2,876	3,150
6.00%, 7/1/2037	1,272	1,420		4.00%, 3/20/2040	3,282	3,622
6.00%, 11/1/2037	238	267		4.00%, 10/15/2041	4,355	4,813
6.00%, 12/1/2037	64	71		4.00%, 1/15/2042	4,703	5,191
6.00%, 3/1/2038	278	313		4.50%, 9/20/2039	2,302	2,542
6.00%, 5/1/2038	939	1,055		4.50%, 3/20/2040	2,887	3,205
6.00%, 8/1/2038	2,496	2,806		4.50%, 7/15/2040	10,415	11,475
6.00%, 10/1/2038	933	1,042		5.00%, 9/15/2033	24	26
6.50%, 6/1/2016	54	58		5.00%, 2/15/2034	1,286	1,428
6.50%, 8/1/2017	93	101		5.00%, 9/15/2039	5,359	5,930
6.50%, 11/1/2023	86	99		5.00%, 9/15/2039	206	232
6.50%, 5/1/2024	36	41		5.00%, 9/20/2041	2,596	2,888
6.50%, 9/1/2024	47	53

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
September 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
5.50%, 7/20/2033	$580	$651		8.00%, 1/15/2027	$2	$2
5.50%, 11/15/2033	145	162		8.00%, 2/15/2027	1	1
5.50%, 2/20/2034	496	557		8.00%, 6/15/2027	1	1
5.50%, 3/20/2034	619	696				$63,435
5.50%, 5/20/2035	630	705
5.50%, 11/15/2038	686	768		U.S. Treasury - 5.08%
5.50%, 1/15/2039	291	325		1.75%, 10/31/2018	5,600	5,901
5.50%, 1/15/2039	834	935		3.13%, 5/15/2019	3,500	3,990
5.50%, 3/15/2039	646	725		4.25%, 11/15/2040	2,900	3,766
6.00%, 6/20/2024	118	134		4.88%, 8/15/2016	3,000	3,509
6.00%, 6/20/2024	30	34		6.25%, 8/15/2023	3,600	5,224
6.00%, 2/20/2026	7	8				$22,390
6.00%, 4/20/2026	22	25		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 5/20/2026	11	12		OBLIGATIONS		$303,658
6.00%, 6/20/2026	13	15			Maturity
6.00%, 6/20/2026	13	15		REPURCHASE AGREEMENTS - 2.25%	Amount (000's)	Value (000's)
6.00%, 7/20/2026	10	12		Banks - 2.25%
6.00%, 9/20/2026	17	19		Investment in Joint Trading Account; Credit	$2,544	$2,544
6.00%, 3/20/2027	60	68		Suisse Repurchase Agreement; 0.18%
6.00%, 1/20/2028	12	14		dated 9/28/2012 maturing 10/1/2012
6.00%, 3/20/2028	9	10		(collateralized by US Government
6.00%, 6/20/2028	50	57		Securities; $2,594,666; 3.50% - 10.63%;
6.00%, 7/20/2028	32	36		dated 08/15/15 - 08/15/40)
6.00%, 2/20/2029	30	34		Investment in Joint Trading Account; Deutsche	1,781	1,781
6.00%, 3/20/2029	59	67		Bank Repurchase Agreement; 0.20% dated
6.00%, 7/20/2029	62	71		9/28/2012 maturing 10/1/2012
6.00%, 5/20/2032(b)	119	135
				(collateralized by US Government
6.00%, 7/20/2033	413	473		Securities; $1,816,266; 0.00% - 7.50%;
6.00%, 6/20/2038	844	954		dated 11/30/12 - 01/01/48)
6.50%, 12/20/2025	22	25		Investment in Joint Trading Account; JP	2,671	2,671
6.50%, 1/20/2026	43	50		Morgan Repurchase Agreement; 0.18%
6.50%, 2/20/2026	30	35		dated 9/28/2012 maturing 10/1/2012
6.50%, 3/20/2031	35	40		(collateralized by US Government
6.50%, 4/20/2031	37	44		Securities; $2,724,400; 4.38% - 11.25%;
6.50%, 4/20/2034	74	87		dated 02/15/15 - 11/15/39)
6.50%, 11/15/2038	1,368	1,561		Investment in Joint Trading Account; Merrill	2,925	2,925
7.00%, 12/15/2027	15	17		Lynch Repurchase Agreement; 0.13%
7.00%, 1/15/2028	4	4		dated 9/28/2012 maturing 10/1/2012
7.00%, 1/15/2028	3	4		(collateralized by US Government
7.00%, 1/15/2028	3	3		Securities; $2,983,866; 0.00% - 5.50%;
7.00%, 1/15/2028	7	9		dated 11/30/12 - 07/15/36)
7.00%, 1/15/2028	16	19				$9,921
7.00%, 3/15/2028	170	205		TOTAL REPURCHASE AGREEMENTS		$9,921
7.00%, 5/15/2028	64	76		Total Investments		$445,371
7.00%, 1/15/2029	21	26		Liabilities in Excess of Other Assets, Net - (1.04)%		$(4,582)
7.00%, 3/15/2029	10	11
7.00%, 5/15/2031	25	31		TOTAL NET ASSETS - 100.00%		$440,789
7.00%, 6/20/2031	22	27
7.00%, 9/15/2031	85	102		(a)	Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 6/15/2032	271	323		1933. These securities may be resold in transactions exempt from
7.50%, 1/15/2023	1	1		registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 1/15/2023	2	2		indicated, these securities are not considered illiquid. At the end of the
7.50%, 1/15/2023	1	1		period, the value of these securities totaled $45,287 or 10.27% of net assets
7.50%, 2/15/2023	2	2		.
7.50%, 2/15/2023	8	9		(b)	Variable Rate. Rate shown is in effect at September 30, 2012.
7.50%, 2/15/2023	3	3		(c)	Market value is determined in accordance with procedures established in
7.50%, 3/15/2023	4	4		good faith by the Board of Directors. At the end of the period, the value of
7.50%, 3/15/2023	9	11		these securities totaled $5,128 or 1.16% of net assets.
7.50%, 4/15/2023	27	32		(d) Security is Illiquid
7.50%, 6/15/2023	4	4
7.50%, 6/15/2023	8	8
7.50%, 7/15/2023	1	1
7.50%, 9/15/2023	6	6
7.50%, 9/15/2023	5	5
7.50%, 10/15/2023	9	11
7.50%, 10/15/2023	8	8
7.50%, 11/15/2023	10	11
8.00%, 7/15/2026	2	3
8.00%, 8/15/2026	5	6

See accompanying notes

Schedule of Investments Government & High Quality Bond Account September 30, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	92 .32%
Government	5.08%
Financial	2.25%
Asset Backed Securities	1.39%
Liabilities in Excess of Other Assets, Net	(1.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Account
September 30, 2012 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Transportation - 0.00%				BONDS (continued)	Amount (000's)	Value (000's )
Trailer Bridge Inc (a),(b)	1,186	$—		Chemicals - 0.71%
				Airgas Inc
TOTAL COMMON STOCKS		$—		4.50%, 09/15/2014	$2,000	$2,129
	Principal
BONDS- 69.31%	Amount (000's)	Value(000	's)	Commercial Services - 1.81%
Aerospace & Defense - 1.24%				Ceridian Corp
Boeing Co/The				11.25%, 11/15/2015(c)	3,000	2,955
8.75%, 08/15/2021	$850	$1,258		ERAC USA Finance LLC
Lockheed Martin Corp				6.38%, 10/15/2017(d)	1,000	1,195
5.50%, 11/15/2039	2,000	2,435		7.00%, 10/15/2037(d)	1,000	1,246
		$3,693				$5,396
Airlines - 0.55%				Diversified Financial Services - 3.28%
Southwest Airlines Co 1994-A Pass Through				DVI Inc
Trust				0.00%, 02/01/2004(a),(b),(e)	900	108
9.15%, 07/01/2016	1,521	1,642		0.00%, 02/01/2004(a),(b),(e)	400	48
				Ford Motor Credit Co LLC
				3.98%, 06/15/2016	3,000	3,162
Automobile Parts & Equipment - 0.69%				General Electric Capital Corp
Accuride Corp				4.65%, 10/17/2021	1,000	1,121
9.50%, 08/01/2018	2,000	2,055		5.30%, 02/11/2021	500	574
				International Lease Finance Corp
Banks - 9.70%				8.75%, 03/15/2017(c)	1,500	1,755
Bank of America Corp				Jefferies Group Inc
5.42%, 03/15/2017	800	865		5.13%, 04/13/2018	750	761
8.00%, 12/29/2049(c)	1,000	1,089		6.25%, 01/15/2036	1,425	1,411
8.13%, 12/29/2049(c)	1,000	1,102		8.50%, 07/15/2019	750	860
Citigroup Inc						$9,800
3.95%, 06/15/2016	2,000	2,140		Electric - 7.34%
4.50%, 01/14/2022	1,000	1,098		Exelon Generation Co LLC
Goldman Sachs Group Inc/The				6.20%, 10/01/2017	2,000	2,381
3.63%, 02/07/2016	500	527		GenOn Americas Generation LLC
5.38%, 03/15/2020	2,000	2,232		8.50%, 10/01/2021	1,250	1,359
ING Bank NV				GenOn Energy Inc
5.00%, 06/09/2021(d)	2,000	2,222
				9.88%, 10/15/2020	750	833
JP Morgan Chase & Co				LG&E and KU Energy LLC
5.13%, 09/15/2014	850	912		4.38%, 10/01/2021	1,000	1,096
7.90%, 04/29/2049(c)	2,000	2,271
				Metropolitan Edison Co
Lloyds TSB Bank PLC				4.95%, 03/15/2013	1,000	1,019
4.20%, 03/28/2017	750	828		Nisource Finance Corp
Morgan Stanley				5.25%, 09/15/2017	2,000	2,314
4.75%, 04/01/2014	850	880		Ohio Edison Co
5.50%, 07/28/2021	1,000	1,094		5.45%, 05/01/2015	850	933
6.25%, 08/09/2026	850	956		6.88%, 07/15/2036	1,000	1,315
PNC Financial Services Group Inc				Oncor Electric Delivery Co LLC
6.75%, 08/01/2049(c)	2,000	2,235
				7.00%, 09/01/2022	2,000	2,508
US Bancorp				PacifiCorp
1.65%, 05/15/2017	3,000	3,071		4.95%, 08/15/2014	775	832
Wells Fargo & Co				5.25%, 06/15/2035	850	1,027
4.63%, 04/15/2014	1,900	1,988		6.25%, 10/15/2037	500	685
7.98%, 03/29/2049(c)	3,000	3,446
				PPL Energy Supply LLC
		$28,956		5.70%, 10/15/2035	2,000	2,182
Beverages - 1.32%				Southwestern Electric Power Co
Anheuser-Busch InBev Worldwide Inc				3.55%, 02/15/2022	1,000	1,046
2.50%, 07/15/2022	750	761		5.38%, 04/15/2015	1,275	1,377
7.75%, 01/15/2019	2,000	2,706		Tucson Electric Power Co
Innovation Ventures LLC / Innovation				3.85%, 03/15/2023	1,000	1,023
Ventures Finance Corp						$21,930
9.50%, 08/15/2019(d)	500	482
				Entertainment - 0.76%
		$3,949		Peninsula Gaming LLC / Peninsula Gaming
Biotechnology - 1.28%				Corp
Amgen Inc				10.75%, 08/15/2017	2,000	2,260
3.63%, 05/15/2022	500	527
3.88%, 11/15/2021	2,000	2,149		Environmental Control - 1.13%
Gilead Sciences Inc				Republic Services Inc
4.40%, 12/01/2021	1,000	1,137		3.55%, 06/01/2022	1,000	1,051
		$3,813		5.00%, 03/01/2020	2,000	2,316
						$3,367

See accompanying notes

Schedule of Investments
Income Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)
Food - 0.56%				Media (continued)
Ingredion Inc				Time Warner Cable Inc
4.63%, 11/01/2020	$1,500	$1,681		6.55%, 05/01/2037	$1,500	$1,885
						$7,317
Forest Products & Paper - 0.71%				Mining - 0.62%
Plum Creek Timberlands LP				Xstrata Canada Corp
4.70%, 03/15/2021	2,000	2,131		6.00%, 10/15/2015	1,675	1,865
Gas - 0.62%				Oil & Gas - 5.23%
Sempra Energy				BG Energy Capital PLC
6.15%, 06/15/2018	1,500	1,855		4.00%, 10/15/2021(d)	2,000	2,213
				BP Capital Markets PLC
Healthcare - Services - 2.26%				3.25%, 05/06/2022	1,000	1,058
Alliance HealthCare Services Inc				4.75%, 03/10/2019	2,000	2,323
8.00%, 12/01/2016	3,000	2,565		Nabors Industries Inc
HCA Inc				5.00%, 09/15/2020	1,000	1,101
7.50%, 11/06/2033	250	245		Petrobras International Finance Co - Pifco
HealthSouth Corp				5.38%, 01/27/2021	750	845
7.25%, 10/01/2018	250	271		Petro-Canada
7.75%, 09/15/2022	1,000	1,092		4.00%, 07/15/2013	850	872
MultiPlan Inc				9.25%, 10/15/2021	1,075	1,551
9.88%, 09/01/2018(d)	1,000	1,105		Phillips 66
				4.30%, 04/01/2022(d)	1,000	1,095
Tenet Healthcare Corp
10.00%, 05/01/2018	1,262	1,458		Rowan Cos Inc
		$6,736		4.88%, 06/01/2022	750	805
				5.00%, 09/01/2017	2,000	2,206
Insurance - 2.58%				XTO Energy Inc
Aspen Insurance Holdings Ltd				6.75%, 08/01/2037	1,000	1,544
6.00%, 08/15/2014	1,425	1,512				$15,613
Farmers Insurance Exchange
6.00%, 08/01/2014(d)	850	902		Oil & Gas Services - 1.09%
Fidelity National Financial Inc				Schlumberger Investment SA
				3.30%, 09/14/2021(d)	1,000	1,065
6.60%, 05/15/2017	2,500	2,798
Prudential Financial Inc				Weatherford International Ltd/Bermuda
7.38%, 06/15/2019	1,000	1,265		5.13%, 09/15/2020	2,000	2,186
8.88%, 06/15/2049(c)	1,000	1,235				$3,251
		$7,712		Packaging & Containers - 1.03%
Iron & Steel - 1.38%				Sealed Air Corp
				6.88%, 07/15/2033(d)	1,000	940
Allegheny Technologies Inc
5.95%, 01/15/2021	2,000	2,208		7.88%, 06/15/2017	2,000	2,140
ArcelorMittal						$3,080
5.75%, 03/01/2021(c)	2,000	1,905		Pharmaceuticals - 0.73%
		$4,113		Elan Finance PLC / Elan Finance Corp
Leisure Products & Services - 1.62%				8.75%, 10/15/2016	2,000	2,188
Carnival Corp
7.20%, 10/01/2023	1,475	1,770		Pipelines - 2.43%
Royal Caribbean Cruises Ltd				ANR Pipeline Co
6.88%, 12/01/2013	850	895		9.63%, 11/01/2021	1,000	1,499
7.25%, 03/15/2018	1,000	1,122		El Paso Natural Gas Co LLC
Seven Seas Cruises S de RL LLC				7.50%, 11/15/2026	2,100	2,756
9.13%, 05/15/2019	1,000	1,040		Enterprise Products Operating LLC
		$4,827		6.38%, 02/01/2013	350	356
				Express Pipeline LP
Lodging - 1.27%				7.39%, 12/31/2017(d)	1,328	1,449
Boyd Gaming Corp
9.13%, 12/01/2018	2,000	2,100		Southern Natural Gas Co LLC
MGM Resorts International				8.00%, 03/01/2032	850	1,202
13.00%, 11/15/2013	1,000	1,128				$7,262
11.13%, 11/15/2017	500	553		Real Estate - 0.81%
		$3,781		WEA Finance LLC / WT Finance Aust Pty
				Ltd
Media - 2.45%				6.75%, 09/02/2019(d)	2,000	2,425
Comcast Corp
6.45%, 03/15/2037	2,000	2,576
Historic TW Inc				REITS- 8.76%
9.15%, 02/01/2023	250	358		Alexandria Real Estate Equities Inc
News America Inc				4.60%, 04/01/2022	1,250	1,334
6.40%, 12/15/2035	1,000	1,239		Arden Realty LP
8.00%, 10/17/2016	1,000	1,259		5.25%, 03/01/2015	1,000	1,083

See accompanying notes

Schedule of Investments
Income Account
September 30, 2012 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS -	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	1.83%	Amount (000's)	Value(000	's)
REITS (continued)				Entertainment - 0.38%
BioMed Realty LP				CCM Merger Inc, Term Loan B
3.85%, 04/15/2016	$1,000	$1,052		6.00%, 02/01/2017(c)	$1,139	$1,150
4.25%, 07/15/2022	1,000	1,042
6.13%, 04/15/2020	1,000	1,161
CubeSmart LP				Lodging - 1.07%
				Station GVR Acquisition LLC, Term Loan
4.80%, 07/15/2022	1,750	1,894		6.25%, 05/27/2016(c)	735	736
Duke Realty LP				10.00%, 05/27/2017(c)	2,300	2,445
8.25%, 08/15/2019	2,000	2,528
HCP Inc						$3,181
3.75%, 02/01/2019	1,000	1,048		Transportation - 0.38%
6.00%, 03/01/2015	1,675	1,838		Trailer Bridge Inc, Term Loan
Health Care REIT Inc				10.00%, 04/02/2016(b),(c),(e)	1,125	1,125
6.13%, 04/15/2020	1,000	1,163
6.20%, 06/01/2016	1,675	1,890		TOTAL SENIOR FLOATING RATE INTERESTS		$5,456
Healthcare Realty Trust Inc				U.S. GOVERNMENT & GOVERNMENT	Principal
6.50%, 01/17/2017	2,000	2,279		AGENCY OBLIGATIONS - 25.34%	Amount (000's)	Value(000	's)
Hospitality Properties Trust				Federal Home Loan Mortgage Corporation (FHLMC) -8.22%
5.00%, 08/15/2022	750	788
Kimco Realty Corp				3.00%, 04/01/2042	$1,938	$2,045
6.88%, 10/01/2019	2,000	2,452		3.50%, 10/01/2041	1,726	1,852
Simon Property Group LP				3.50%, 04/01/2042	2,934	3,152
10.35%, 04/01/2019	2,000	2,878		3.50%, 04/01/2042	1,941	2,083
Ventas Realty LP / Ventas Capital Corp				4.50%, 08/01/2033	817	881
3.25%, 08/15/2022	1,750	1,722		4.50%, 05/01/2039	1,691	1,820
		$26,152		4.50%, 06/01/2039	771	856
Retail - 1.41%				4.50%, 07/01/2039	2,306	2,554
Neiman Marcus Group Inc/The				5.00%, 08/01/2019	634	688
10.38%, 10/15/2015	2,000	2,040		5.00%, 08/01/2035	2,117	2,323
Sonic Automotive Inc				5.00%, 11/01/2035	801	872
9.00%, 03/15/2018	2,000	2,185		5.00%, 10/01/2038	2,263	2,432
		$4,225		5.50%, 11/01/2017	113	123
				5.50%, 01/01/2018	70	76
Savings & Loans - 0.58%				5.50%, 05/01/2031	64	70
First Niagara Financial Group Inc				5.50%, 06/01/2035	434	475
6.75%, 03/19/2020	500	576		5.50%, 01/01/2036	685	757
7.25%, 12/15/2021	1,000	1,149		5.50%, 04/01/2036	383	428
		$1,725		6.00%, 03/01/2031	43	48
				6.00%, 05/01/2032	137	153
Telecommunications - 1.69%				6.00%, 06/01/2038	668	741
Corning Inc				6.50%, 06/01/2029	36	43
4.75%, 03/15/2042	750	811		6.50%, 08/01/2029	25	28
6.63%, 05/15/2019	500	627		7.00%, 01/01/2032	37	44
Qwest Corp				9.00%, 01/01/2025	6	7
6.75%, 12/01/2021	3,000	3,605				$24,551
		$5,043
				Federal National Mortgage Association (FNMA) - 13.97%
Transportation - 0.64%				3.00%, 03/01/2042	1,924	2,033
Trailer Bridge Inc				3.00%, 03/01/2042	1,947	2,058
6.52%, 03/30/2023(e)	128	152
7.07%, 09/30/2022(b),(e)	118	137		3.00%, 05/01/2042	988	1,044
12.71%, 03/31/2017(b),(c),(e)	1,624	1,624		3.00%, 06/01/2042	988	1,044
				3.00%, 06/01/2042	1,966	2,078
		$1,913		3.00%, 08/01/2042	996	1,053
Trucking & Leasing - 1.03%				3.00%, 09/01/2042	1,997	2,110
Penske Truck Leasing Co Lp / PTL Finance				3.50%, 12/01/2040	1,834	1,968
Corp				3.50%, 12/01/2041	851	913
3.75%, 05/11/2017(d)	3,000	3,078		3.50%, 03/01/2042	974	1,046
				4.00%, 03/01/2039	2,044	2,204
TOTAL BONDS		$206,963		4.00%, 08/01/2040	1,706	1,841
	Principal			4.00%, 09/01/2040	3,102	3,409
CONVERTIBLE BONDS - 0.30%	Amount (000's)	Value(000	's)	4.00%, 11/01/2040	1,580	1,705
				4.00%, 10/01/2041	1,663	1,795
Pharmaceuticals - 0.30%				4.00%, 10/01/2041	1,787	1,928
Omnicare Inc				4.50%, 06/01/2039	1,012	1,096
3.25%, 12/15/2035	894	883		4.50%, 08/01/2039	663	739
				4.50%, 05/01/2040	2,541	2,805
TOTAL CONVERTIBLE BONDS		$883		5.00%, 01/01/2018	205	224
				5.00%, 08/01/2035	1,504	1,646
				5.00%, 04/01/2039	772	861
				5.00%, 12/01/2039	652	712
				5.00%, 04/01/2040	1,525	1,706

See accompanying notes

Schedule of Investments
Income Account
September 30, 2012 (unaudited)

				(d)	Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
	U.S. GOVERNMENT & GOVERNMENT	Principal		registration, normally to qualified institutional buyers. Unless otherwise
	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	indicated, these securities are not considered illiquid. At the end of the
	Federal National Mortgage Association (FNMA) (continued)			period, the value of these securities totaled $19,417 or 6.50% of net
	5.00%, 06/01/2040	$1,245	$1,392	assets.
	5.50%, 03/01/2033	115	128	(e) Security is Illiquid
	5.50%, 06/01/2033	571	631
	5.50%, 02/01/2035	1,031	1,151
	6.00%, 04/01/2032	113	128	Portfolio Summary (unaudited)
	6.50%, 05/01/2031	12	14	Sector	Percent
	6.50%, 04/01/2032	153	177	Financial	28 .05%
	6.50%, 05/01/2032	72	84	Mortgage Securities	22 .27%
	7.00%, 01/01/2030	2	2	Energy	8.75%
			$41,725	Consumer, Non-cyclical	8.26%
	Government National Mortgage Association (GNMA) -			Utilities	7.96%
	0.08%			Consumer, Cyclical	7.75%
	6.00%, 05/20/2032(c)	102	116
				Industrial	5.45%
	7.00%, 06/20/2031	82	99	Communications	4.14%
	9.00%, 02/15/2025	11	11	Basic Materials	3.42%
			$226	Government	3.07%
	U.S. Treasury - 3.07%			Other Assets in Excess of Liabilities, Net	0.88%
	2.63%, 11/15/2020	1,000	1,104	TOTAL NET ASSETS	100.00%
	2.75%, 02/15/2019	2,000	2,228
	3.13%, 05/15/2019	2,000	2,280
	3.63%, 02/15/2020	2,000	2,357
	3.75%, 08/15/2041	1,000	1,196
			$9,165
	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
	OBLIGATIONS		$75,667
		Maturity
	REPURCHASE AGREEMENTS - 2.34%	Amount (000's)	Value (000's)

Banks	- 2.34%
	Investment in Joint Trading Account; Credit	$1,791	$1,791
	Suisse Repurchase Agreement; 0.18%
	dated 09/28/2012 maturing 10/01/2012
	(collateralized by US Government
	Securities; $1,826,344; 3.50% - 10.63%;
	dated 08/15/15 - 08/15/40)
	Investment in Joint Trading Account; Deutsche	1,253	1,253
	Bank Repurchase Agreement; 0.20% dated
	09/28/2012 maturing 10/01/2012
	(collateralized by US Government
	Securities; $1,278,440; 0.00% - 7.50%;
	dated 11/30/12 - 01/01/48)
	Investment in Joint Trading Account; JP	1,880	1,880
	Morgan Repurchase Agreement; 0.18%
	dated 09/28/2012 maturing 10/01/2012
	(collateralized by US Government
	Securities; $1,917,661; 4.38% - 11.25%;
	dated 02/15/15 - 11/15/39)
	Investment in Joint Trading Account; Merrill	2,059	2,059
	Lynch Repurchase Agreement; 0.13%
	dated 09/28/2012 maturing 10/01/2012
	(collateralized by US Government
	Securities; $2,100,295; 0.00% - 5.50%;
	dated 11/30/12 - 07/15/36)
			$6,983
	TOTAL REPURCHASE AGREEMENTS		$6,983
	Total Investments		$295,952
	Other Assets in Excess of Liabilities, Net - 0.88%		$2,629
	TOTAL NET ASSETS - 100.00%		$298,581

	(a) Non-Income Producing Security
	(b)	Market value is determined in accordance with procedures established in
	good faith by the Board of Directors. At the end of the period, the value of
	these securities totaled $3,042 or 1.02% of net assets.
	(c)	Variable Rate. Rate shown is in effect at September 30, 2012.

See accompanying notes

Schedule of Investments
International Emerging Markets Account
September 30, 2012 (unaudited)

COMMON STOCKS - 94.51%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Agriculture - 1.90%			Coal (continued)
Bunge Ltd	10,608	$711	Harum Energy Tbk PT	580,500	$356
Golden Agri-Resources Ltd	1,318,000	704			$1,268
ITC Ltd	135,830	700
KT&G Corp	5,930	452	Commercial Services - 0.61%
SLC Agricola SA	19,500	209	Cielo SA	21,109	526
		$2,776	Obrascon Huarte Lain Brasil SA	31,400	286
			Valid Solucoes e Servicos de Seguranca em	4,137	77
Airlines - 0.93%			Meios de Pagamento e Identificacao S.A
Air China Ltd	1,502,000	939			$889
Turk Hava Yollari Anonium Ortakligi (a)	198,304	415
		$1,354	Computers - 0.90%
			Lenovo Group Ltd	1,050,000	866
Apparel - 0.20%			Tata Consultancy Services Ltd	18,145	445
Pou Chen Corp	289,000	295			$1,311

			Distribution & Wholesale - 0.42%
Automobile Manufacturers - 4.50%			LG International Corp	14,567	609
Great Wall Motor Co Ltd	299,000	784
Hyundai Motor Co	7,076	1,596
Kia Motors Corp	25,695	1,597	Diversified Financial Services - 4.92%
Mahindra & Mahindra Ltd	32,577	533	China Everbright Ltd	576,000	718
Tata Motors Ltd	222,996	1,136	Fubon Financial Holding Co Ltd	40,642	44
Tofas Turk Otomobil Fabrikasi AS	65,415	331	Hana Financial Group Inc	23,440	715
UMW Holdings Bhd	181,900	594	IDFC Ltd	412,699	1,204
		$6,571	Indiabulls Financial Services Ltd	142,396	576
			KB Financial Group Inc	42,430	1,504
Automobile Parts & Equipment - 1.64%			Mega Financial Holding Co Ltd	1,227,000	941
Cheng Shin Rubber Industry Co Ltd	167,400	439	SinoPac Financial Holdings Co Ltd	3,502,282	1,469
Hyundai Mobis	7,037	1,956			$7,171

		$2,395	Electric - 0.80%
Banks - 13.34%			Tenaga Nasional BHD	522,400	1,161
Bangkok Bank PCL	238,500	1,553
Bank Negara Indonesia Persero Tbk PT	1,828,000	747
Bank of China Ltd	4,055,800	1,535	Electrical Components & Equipment - 1.03%
China Construction Bank Corp	730,902	504	Delta Electronics Inc	316,000	1,219
Credicorp Ltd	6,942	870	Harbin Electric Co Ltd	369,000	282
FirstRand Ltd	427,036	1,431			$1,501
Grupo Financiero Banorte SAB de CV	276,800	1,564	Electronics - 3.06%
ICICI Bank Ltd ADR	57,829	2,321	AAC Technologies Holdings Inc	241,500	868
Industrial & Commercial Bank of China Ltd	3,866,210	2,269	FLEXium Interconnect Inc	246,841	980
Kasikornbank PCL	192,400	1,137	Hon Hai Precision Industry Co Ltd	675,710	2,116
Malayan Banking Bhd	170,400	502	LG Display Co Ltd (a)	19,746	500
Nedbank Group Ltd	28,283	624			$4,464
Sberbank of Russia	811,101	2,374
Turkiye Halk Bankasi AS	48,339	377	Engineering & Construction - 2.85%
Turkiye Vakiflar Bankasi Tao	419,305	907	China Communications Construction Co Ltd	1,300,000	1,048
Yes Bank Ltd	103,256	747	China Railway Construction Corp Ltd	1,459,345	1,299
		$19,462	Daelim Industrial Co Ltd	13,771	1,166
			Grupo Aeroportuario del Sureste SAB de CV	7,216	639
Beverages - 2.37%			ADR
Cia de Bebidas das Americas ADR	49,567	1,897			$4,152
Fomento Economico Mexicano SAB de CV	16,995	1,563
ADR			Food - 3.13%
		$3,460	Cia Brasileira de Distribuicao Grupo Pao de	8,124	366
			Acucar ADR
Building Materials - 0.79%			Cosan SA Industria e Comercio	57,400	1,047
Anhui Conch Cement Co Ltd	152,000	470	Gruma SAB de CV (a)	183,772	520
Grasim Industries Ltd	4,992	314	Indofood Sukses Makmur Tbk PT	1,157,500	681
Semen Gresik Persero Tbk PT	243,000	366	JBS SA (a)	211,863	695
		$1,150	Thai Union Frozen Products PCL (b)	350,200	832
			Uni-President Enterprises Corp	224,910	397
Chemicals - 3.66%			Vigor Alimentos SA (a),(c)	6,314	22
Formosa Plastics Corp	133,853	381
LG Chem Ltd	2,949	872			$4,560
Mexichem SAB de CV	138,500	661	Forest Products & Paper - 0.37%
PTT Global Chemical PCL (b)	468,300	957	Mondi PLC	53,628	547
Sasol Ltd	38,792	1,730
Sociedad Quimica y Minera de Chile SA ADR	12,060	743
		$5,344	Gas - 0.31%
			Perusahaan Gas Negara Persero Tbk PT	1,056,000	454
Coal - 0.87%
China Coal Energy Co Ltd	1,005,000	912	Holding Companies - Diversified - 2.56%
			Alfa SAB de CV	449,856	838

See accompanying notes

Schedule of Investments
International Emerging Markets Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000		's)
Holding Companies - Diversified (continued)			Oil & Gas (continued)
Alliance Global Group Inc	1,917,000	$674	Thai Oil PCL (b)	304,700		$645
Imperial Holdings Ltd	44,814	1,008				$17,311
KOC Holding AS	302,379	1,210
		$3,730	Real Estate - 1.41%
			Brasil Brokers Participacoes SA	23,705		83
Home Builders - 0.59%			Shimao Property Holdings Ltd	676,500		1,156
Even Construtora e Incorporadora SA	224,400	866	Supalai PCL	1,270,600		823
						$2,062
Home Furnishings - 0.29%			REITS - 0.16%
Haier Electronics Group Co Ltd (a)	365,000	421	Sinpas Gayrimenkul Yatirim Ortakligi AS	334,096		238
Insurance - 2.38%			Retail - 0.75%
China Pacific Insurance Group Co Ltd	281,600	847	Controladora Comercial Mexicana SAB de CV	86,000		227
PICC Property & Casualty Co Ltd	863,000	1,051	Lotte Shopping Co Ltd	699		200
Sanlam Ltd	347,461	1,570	Woolworths Holdings Ltd/South Africa	90,789		663
		$3,468				$1,090
Internet - 0.72%			Semiconductors - 8.65%
Com2uSCorp (a)	6,206	365	Chipbond Technology Corp	729,000		1,152
Tencent Holdings Ltd	20,400	691	Elan Microelectronics Corp	475,000		835
		$1,056	Samsung Electronics Co Ltd	6,107		7,359
Investment Companies - 0.32%			Taiwan Semiconductor Manufacturing Co Ltd	1,065,164		3,277
GT Capital Holdings Inc	35,500	462				$12,623
			Shipbuilding - 0.70%
Iron & Steel - 1.50%			Samsung Heavy Industries Co Ltd	30,580		1,028
CAP SA	11,378	397
POSCO ADR	15,456	1,260	Software - 0.43%
Severstal OAO	35,534	446	Tech Mahindra Ltd	9,831		181
Ternium SA ADR	4,388	86	Totvs SA	21,400		443
		$2,189				$624
Leisure Products & Services - 0.26%			Telecommunications - 6.87%
Merida Industry Co Ltd	104,650	384	America Movil SAB de CV ADR	49,493		1,259
			China Mobile Ltd	97,459		1,080
Machinery - Construction & Mining - 0.24%			China Telecom Corp Ltd	2,382,000		1,377
Ferreycorp SAA	386,314	350	Far EasTone Telecommunications Co Ltd	724,000		1,787
			KT Corp	16,190		511
			Orascom Telecom Holding SAE (a)	151,672		471
Media - 0.99%			Sistema JSFC	33,727		689
Grupo Televisa SAB ADR	61,540	1,447	Telekom Malaysia Bhd	269,400		545
			Telekomunikasi Indonesia Persero Tbk PT	1,090,500		1,070
			VimpelCom Ltd ADR(a)	26,831		319
Metal Fabrication & Hardware - 0.32%
Hyundai Hysco Co Ltd	10,950	462	Vodacom Group Ltd	74,345		912
						$10,020
			TOTAL COMMON STOCKS			$137,887
Mining - 4.91%			PREFERRED STOCKS - 4.42%	Shares Held	Value	(000	's)
Antofagasta PLC	13,341	273
Cia de Minas Buenaventura SA ADR	11,845	461	Automobile Parts & Equipment - 0.23%
Gold Fields Ltd	75,296	952	Marcopolo SA	58,000		336
Grupo Mexico SAB de CV	274,900	908
Industrias Penoles SAB de CV	6,880	339	Banks - 2.22%
Jiangxi Copper Co Ltd	319,000	801	Banco Bradesco SA	71,600		1,148
KGHM Polska Miedz SA	12,509	597	Itau Unibanco Holding SA	137,900		2,088
Korea Zinc Co Ltd	2,115	920				$3,236
MMC Norilsk Nickel OJSC ADR	45,450	725
Southern Copper Corp	25,776	886	Iron & Steel - 1.97%
Sterlite Industries India Ltd ADR	39,476	300	Gerdau SA	74,900		709
		$7,162	Vale SA	124,667		2,166
						$2,875
Oil & Gas - 11.86%			TOTAL PREFERRED STOCKS			$6,447
China Petroleum & Chemical Corp	1,712,000	1,588
CNOOC Ltd	561,000	1,139		Maturity
Ecopetrol SA ADR	16,651	981	REPURCHASE AGREEMENTS - 0.31%	Amount (000's)	Value	(000	's)
Gazprom OAO ADR	231,061	2,318	Banks - 0.31%
Lukoil OAO ADR	49,304	3,037	Investment in Joint Trading Account; Credit	$117		$117
PetroChina Co Ltd	1,851,017	2,393	Suisse Repurchase Agreement; 0.18%
Petroleo Brasileiro SA ADR	119,721	2,746	dated 9/28/2012 maturing 10/1/2012
Polski Koncern Naftowy Orlen S.A. (a)	52,980	753	(collateralized by US Government
SK Holdings Co Ltd	9,256	1,283	Securities; $119,587; 3.50% - 10.63%;
Tatneft OAO ADR	10,330	428	dated 08/15/15 - 08/15/40)

See accompanying notes

Schedule of Investments
International Emerging Markets Account
September 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Deutsche $	82	$82
Bank Repurchase Agreement; 0.20% dated
9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $83,710; 0.00% - 7.50%; dated
11/30/12 - 01/01/48)
Investment in Joint Trading Account; JP	123	123
Morgan Repurchase Agreement; 0.18%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $125,566; 4.38% - 11.25%;
dated 02/15/15 - 11/15/39)
Investment in Joint Trading Account; Merrill	135	135
Lynch Repurchase Agreement; 0.13%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $137,525; 0.00% - 5.50%; dated
11/30/12 - 07/15/36)
		$457
TOTAL REPURCHASE AGREEMENTS		$457
Total Investments		$144,791
Other Assets in Excess of Liabilities, Net - 0.76%		$1,112
TOTAL NET ASSETS - 100.00%		$145,903

(a) Non-Income Producing Security
(b)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,434 or 1.67% of net assets.
(c) Security is Illiquid

Portfolio Summary (unaudited)
Country		Percent
Korea, Republic Of		16 .68%
China		14 .26%
Taiwan, Province Of China		10 .77%
Brazil		10 .76%
Russian Federation		6.87%
Mexico		6.83%
South Africa		6.09%
India		5.80%
Thailand		4.07%
Indonesia		2.52%
Turkey		2.39%
Hong Kong		2.31%
United States		2.00%
Malaysia		1.92%
Peru		1.16%
Poland		0.93%
Chile		0.78%
Philippines		0.78%
Colombia		0.67%
United Kingdom		0.57%
Singapore		0.48%
Egypt		0.32%
Netherlands		0.22%
Luxembourg		0.06%
Other Assets in Excess of Liabilities, Net		0.76%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
September 30, 2012 (unaudited)

COMMON STOCKS - 96.05%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Advertising - 0.11%				Beverages (continued)
Interpublic Group of Cos Inc/The	8,849	$98		Green Mountain Coffee Roasters Inc (a)	2,100	$50
Omnicom Group Inc	1,619	84		Molson Coors Brewing Co	3,521	158
		$182		Monster Beverage Corp (a)	300	16
				PepsiCo Inc	26,039	1,843
Aerospace & Defense - 1.35%						$4,159
Boeing Co/The	7,645	532
General Dynamics Corp	1,389	92		Biotechnology - 1.05%
L-3 Communications Holdings Inc	588	42		Alexion Pharmaceuticals Inc (a)	1,849	211
Lockheed Martin Corp	1,011	95		Amgen Inc	5,922	499
Northrop Grumman Corp	979	65		Biogen Idec Inc (a)	2,129	318
Orbital Sciences Corp (a)	46,620	679		Celgene Corp (a)	2,690	206
Raytheon Co	1,266	72		Dendreon Corp (a)	3,700	18
Rockwell Collins Inc	883	47		Gilead Sciences Inc (a)	6,962	462
United Technologies Corp	7,562	592		Life Technologies Corp (a)	500	24
		$2,216				$1,738

Agriculture - 2.11%				Building Materials - 0.05%
Altria Group Inc	12,186	407		Martin Marietta Materials Inc	1,000	83
Archer-Daniels-Midland Co	4,427	120
Lorillard Inc	753	88
Philip Morris International Inc	31,890	2,868		Chemicals - 2.17%
				Air Products & Chemicals Inc	1,206	100
		$3,483		Airgas Inc	404	33
Airlines - 0.03%				Celanese Corp	1,500	57
United Continental Holdings Inc (a)	2,600	51		CF Industries Holdings Inc	388	86
				Dow Chemical Co/The	6,522	189
				Eastman Chemical Co	813	46
Apparel - 0.36%				Ecolab Inc	13,877	899
Coach Inc	2,805	157		EI du Pont de Nemours & Co	3,545	178
Nike Inc	3,210	305		FMC Corp	828	46
Ralph Lauren Corp	383	58		International Flavors & Fragrances Inc	467	28
VF Corp	504	80		LyondellBasell Industries NV	11,043	570
		$600		Monsanto Co	4,718	430
Automobile Manufacturers - 0.35%				Mosaic Co/The	2,127	123
Ford Motor Co	46,351	457		Potash Corp of Saskatchewan Inc	2,100	91
General Motors Co (a)	5,300	121		PPG Industries Inc	1,577	181
		$578		Praxair Inc	2,630	273
				Sherwin-Williams Co/The	1,313	196
Automobile Parts & Equipment - 0.15%				Sigma-Aldrich Corp	716	52
BorgWarner Inc (a)	680	47				$3,578
Johnson Controls Inc	5,084	140
TRW Automotive Holdings Corp (a)	1,200	52		Coal - 0.03%
		$239		Consol Energy Inc	1,500	45

Banks - 7.11%
Bank of America Corp	81,342	718		Commercial Services - 0.95%
				Apollo Group Inc (a)	667	19
Bank of New York Mellon Corp/The	4,692	106
BB&T Corp	2,634	87		Automatic Data Processing Inc	12,176	714
Capital One Financial Corp	12,954	738		Equifax Inc	711	33
Citigroup Inc	38,928	1,274		H&R Block Inc	1,596	28
Comerica Inc	6,673	208		Mastercard Inc	908	410
Fifth Third Bancorp	9,963	155		Moody's Corp	2,800	124
Goldman Sachs Group Inc/The	3,560	405		Paychex Inc	600	20
				Quanta Services Inc (a)	1,249	31
Huntington Bancshares Inc/OH	12,633	87
JP Morgan Chase & Co	54,945	2,225		Robert Half International Inc	2,544	67
M&T Bank Corp	750	71		Total System Services Inc	953	23
Morgan Stanley	14,712	247		Western Union Co/The	5,000	91
Northern Trust Corp	4,732	219				$1,560
PNC Financial Services Group Inc	4,988	314		Computers - 7.56%
Regions Financial Corp	19,981	144		Accenture PLC - Class A	5,247	367
State Street Corp	1,898	80		Apple Inc	11,695	7,804
SunTrust Banks Inc	26,480	749		Cognizant Technology Solutions Corp (a)	1,017	71
US Bancorp	16,520	566		Dell Inc	37,671	372
Wells Fargo & Co	94,945	3,278		EMC Corp/MA (a)	22,132	604
Zions Bancorporation	2,500	52		Hewlett-Packard Co	8,340	142
		$11,723		International Business Machines Corp	13,105	2,719
Beverages - 2.52%				Lexmark International Inc	420	9
				NetApp Inc (a)	4,255	140
Brown-Forman Corp	874	57		SanDisk Corp (a)	700	30
Coca-Cola Co/The	45,018	1,708
Coca-Cola Enterprises Inc	4,500	141		Seagate Technology PLC	2,200	68
Constellation Brands Inc (a)	886	29		Teradata Corp (a)	986	74
Dr Pepper Snapple Group Inc	3,542	157

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Computers (continued)				Electrical Components & Equipment (continued)
Western Digital Corp	1,389	$54		Molex Inc	815	$21
		$12,454				$455

Consumer Products - 0.12%				Electronics - 2.23%
Avery Dennison Corp	631	20		Agilent Technologies Inc	3,564	137
Clorox Co/The	762	55		Amphenol Corp	942	55
Kimberly-Clark Corp	1,326	114		FLIR Systems Inc	901	18
		$189		Honeywell International Inc	22,790	1,362
				Jabil Circuit Inc	1,095	21
Cosmetics & Personal Care - 1.61%				TE Connectivity Ltd	2,530	86
Avon Products Inc	6,400	102		Thermo Fisher Scientific Inc	14,773	869
Colgate-Palmolive Co	3,114	334		Tyco International Ltd (a)	600	16
Estee Lauder Cos Inc/The	1,335	82		Tyco International Ltd	18,884	1,063
Procter & Gamble Co/The	30,741	2,132		Waters Corp (a)	529	44
		$2,650				$3,671

Distribution & Wholesale - 0.14%				Engineering & Construction - 0.09%
Fastenal Co	1,300	56		Fluor Corp	1,591	90
Genuine Parts Co	924	56		Jacobs Engineering Group Inc (a)	763	31
WW Grainger Inc	552	115		McDermott International Inc (a)	1,600	19
		$227				$140

Diversified Financial Services - 1.81%				Environmental Control - 0.16%
American Express Co	20,372	1,159		Republic Services Inc	1,845	51
Ameriprise Financial Inc	2,917	166		Stericycle Inc (a)	1,400	127
BlackRock Inc	496	88		Waste Management Inc	2,670	85
CME Group Inc	3,124	179				$263
Discover Financial Services	3,663	145
Federated Investors Inc	548	11		Food - 2.22%
Franklin Resources Inc	1,481	185		Campbell Soup Co	1,059	37
IntercontinentalExchange Inc (a)	800	107		General Mills Inc	7,905	315
Invesco Ltd	8,449	211		HJ Heinz Co	1,073	60
NASDAQ OMX Group Inc/The	741	17		JM Smucker Co/The	659	57
NYSE Euronext	1,485	37		Kellogg Co	11,553	597
SLM Corp	4,936	78		Kraft Foods Inc	11,618	480
T Rowe Price Group Inc	1,495	95		Kroger Co/The	5,500	129
TD Ameritrade Holding Corp	3,700	57		McCormick & Co Inc/MD	27,351	1,697
Visa Inc	3,385	454		Safeway Inc	1,405	23
		$2,989		Sysco Corp	1,961	61
				Whole Foods Market Inc	2,050	200
Electric - 2.35%						$3,656
AES Corp/The	23,120	254
Ameren Corp	1,441	47		Forest Products & Paper - 0.59%
American Electric Power Co Inc	4,031	177		International Paper Co	26,945	979
Calpine Corp (a)	3,800	66
CMS Energy Corp	1,500	35
Consolidated Edison Inc	1,108	66		Gas - 0.77%
				CenterPoint Energy Inc	5,630	120
Dominion Resources Inc/VA	2,223	118		NiSource Inc	1,675	43
DTE Energy Co	1,005	60
Duke Energy Corp	2,807	182		Sempra Energy	17,116	1,103
Edison International	1,300	59				$1,266
Entergy Corp	3,438	238		Hand & Machine Tools - 0.04%
Exelon Corp	6,385	228		Snap-on Inc	347	25
FirstEnergy Corp	4,182	185		Stanley Black & Decker Inc	600	46
Integrys Energy Group Inc	456	24				$71
NextEra Energy Inc	1,577	111
NRG Energy Inc	5,900	126		Healthcare - Products - 1.49%
NV Energy Inc	30,400	547		Baxter International Inc	4,537	274
PG&E Corp	3,784	162		Becton Dickinson and Co	1,169	92
Pinnacle West Capital Corp	648	34		Covidien PLC	15,561	925
PPL Corp	1,962	57		CR Bard Inc	500	52
Public Service Enterprise Group Inc	2,966	95		DENTSPLY International Inc	3,600	137
				Edwards Lifesciences Corp (a)	1,000	107
SCANA Corp	688	33		Hospira Inc (a)	500	16
Southern Co/The	2,907	134		Intuitive Surgical Inc (a)	231	115
TECO Energy Inc	3,745	66
Wisconsin Energy Corp	18,419	694		Medtronic Inc	4,063	175
Xcel Energy Inc	2,891	80		Patterson Cos Inc	512	18
		$3,878		St Jude Medical Inc	3,235	136
				Stryker Corp	4,386	244
Electrical Components & Equipment - 0.28%				Zimmer Holdings Inc	2,457	166
Emerson Electric Co	7,291	352				$2,457
Energizer Holdings Inc	1,100	82

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Healthcare - Services - 0.74%				Lodging (continued)
Aetna Inc	2,081	$82		Starwood Hotels & Resorts Worldwide Inc	11,234	$651
Cigna Corp	1,676	79		Wyndham Worldwide Corp	867	46
Coventry Health Care Inc	772	32		Wynn Resorts Ltd	200	23
DaVita Inc (a)	542	56				$1,286
HCA Holdings Inc	2,300	77
Humana Inc	973	68		Machinery - Construction & Mining - 0.17%
Quest Diagnostics Inc	1,930	122		Caterpillar Inc	3,206	276
UnitedHealth Group Inc	9,333	518
WellPoint Inc	3,307	192		Machinery - Diversified - 0.74%
		$1,226		Cummins Inc	2,247	207
				Deere & Co	6,635	548
Home Builders - 1.04%				Flowserve Corp	2,743	350
Lennar Corp	12,866	447
Toll Brothers Inc (a)	38,150	1,268		Rockwell Automation Inc	823	57
				Roper Industries Inc	575	63
		$1,715				$1,225
Home Furnishings - 0.04%				Media - 3.43%
Harman International Industries Inc	1,323	61		CBS Corp	2,557	93
				Comcast Corp - Class A	19,061	682
Housewares - 0.02%				DIRECTV (a)	4,504	236
Newell Rubbermaid Inc	1,694	32		Discovery Communications Inc - A Shares (a)	1,491	89
				Discovery Communications Inc - C Shares (a)	1,250	70
				Gannett Co Inc	1,407	25
Insurance - 3.09%				McGraw-Hill Cos Inc/The	3,350	183
ACE Ltd	1,312	99
Aflac Inc	1,818	87		News Corp - Class A	10,730	263
Allstate Corp/The	8,139	323		News Corp - Class B	50,340	1,248
American International Group Inc (a)	3,943	129		Scripps Networks Interactive Inc	567	35
Aon PLC	1,284	67		Time Warner Cable Inc	3,247	309
				Time Warner Inc	6,112	277
Berkshire Assurant Inc Hathaway Inc - Class A (a)	519 5	663 19		Viacom Inc	4,218	226
Berkshire Hathaway Inc - Class B (a)	9,499	838		Walt Disney Co/The	36,573	1,912
Chubb Corp/The	3,255	248				$5,648
Loews Corp	3,263	135		Metal Fabrication & Hardware - 0.15%
Marsh & McLennan Cos Inc	6,215	211		Precision Castparts Corp	1,487	243
MetLife Inc	41,457	1,428
Progressive Corp/The	6,900	143
Prudential Financial Inc	1,846	101		Mining - 0.80%
Torchmark Corp	595	31		Freeport-McMoRan Copper & Gold Inc	7,116	282
Travelers Cos Inc/The	3,505	239		Newmont Mining Corp	17,736	994
Unum Group	1,649	32		Vulcan Materials Co	900	42
Willis Group Holdings PLC	2,000	74				$1,318
XL Group PLC	9,100	219		Miscellaneous Manufacturing - 3.07%
		$5,086		3M Co	6,236	577
Internet - 3.73%				Cooper Industries PLC	940	70
Amazon.com Inc (a)	3,681	936		Danaher Corp	8,982	495
eBay Inc (a)	19,223	931		Dover Corp	1,090	65
Expedia Inc	563	33		Eaton Corp	8,747	413
Facebook Inc (a),(b)	10,690	231		General Electric Co	127,819	2,903
Google Inc (a)	4,630	3,493		Illinois Tool Works Inc	1,813	108
Groupon Inc (a)	3,500	17		Ingersoll-Rand PLC	5,123	229
priceline.com Inc (a)	491	304		Pall Corp	500	32
Symantec Corp (a)	4,331	78		Parker Hannifin Corp	896	75
TripAdvisor Inc (a)	592	19		Textron Inc	3,500	92
VeriSign Inc (a)	911	44				$5,059
Yahoo! Inc (a)	4,072	65		Office & Business Equipment - 0.05%
		$6,151		Pitney Bowes Inc	1,186	16
Iron & Steel - 0.08%				Xerox Corp	9,209	68
Cliffs Natural Resources Inc	1,443	57				$84
Nucor Corp	1,600	61		Oil & Gas - 8.80%
United States Steel Corp	1,100	21		Anadarko Petroleum Corp	3,690	258
		$139		Apache Corp	12,865	1,113
Leisure Products & Services - 0.39%				Chesapeake Energy Corp	3,851	73
Carnival Corp	5,100	186		Chevron Corp	22,147	2,582
Harley-Davidson Inc	10,887	461		Cimarex Energy Co	600	35
		$647		ConocoPhillips	6,563	375
				Devon Energy Corp	13,170	796
Lodging - 0.78%				Diamond Offshore Drilling Inc	10,672	702
Las Vegas Sands Corp	3,600	167		Ensco PLC	1,335	73
Marriott International Inc/DE	10,223	399		EOG Resources Inc	1,025	115

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Oil & Gas (continued)				REITS (continued)
EQT Corp	900	$53		Plum Creek Timber Co Inc	931	$41
Exxon Mobil Corp	64,151	5,866		Public Storage	1,148	160
Helmerich & Payne Inc	637	30		Simon Property Group Inc	2,791	424
Hess Corp	10,105	544		SL Green Realty Corp	600	48
Marathon Oil Corp	2,683	79		Ventas Inc	1,113	69
Marathon Petroleum Corp	1,307	71		Vornado Realty Trust	2,985	242
Murphy Oil Corp	3,151	169		Weyerhaeuser Co	3,208	84
Newfield Exploration Co (a)	2,290	72				$3,096
Noble Corp	3,697	133
Noble Energy Inc	681	63		Retail - 5.43%
				AutoZone Inc (a)	555	205
Occidental Petroleum Corp	5,291	455		Bed Bath & Beyond Inc (a)	1,859	117
Phillips 66	5,246	243
Pioneer Natural Resources Co	900	94		Best Buy Co Inc	1,685	29
				Big Lots Inc (a)	389	11
QEP Resources Inc	1,054	33		CarMax Inc (a)	6,900	195
Range Resources Corp	1,200	84		Chipotle Mexican Grill Inc (a)	385	122
Southwestern Energy Co (a)	3,200	111
Tesoro Corp	825	35		Costco Wholesale Corp	1,462	146
Valero Energy Corp	6,720	213		CVS Caremark Corp	16,164	782
				Dollar General Corp (a)	3,000	155
WPX Energy Inc (a)	2,266	38
				Dollar Tree Inc (a)	1,358	66
		$14,508		GameStop Corp	810	17
Oil & Gas Services - 1.72%				Gap Inc/The	1,971	71
Baker Hughes Inc	3,449	156		Home Depot Inc/The	10,163	614
Cameron International Corp (a)	3,244	182		Kohl's Corp	6,502	333
FMC Technologies Inc (a)	2,100	97		Lowe's Cos Inc	4,698	142
Halliburton Co	3,538	119		Macy's Inc	5,884	222
National Oilwell Varco Inc	13,837	1,108		McDonald's Corp	6,339	582
Schlumberger Ltd	16,234	1,175		Nordstrom Inc	948	52
		$2,837		O'Reilly Automotive Inc (a)	698	58
				Ross Stores Inc	3,219	208
Packaging & Containers - 0.09%				Staples Inc	4,121	47
Ball Corp	2,126	90		Starbucks Corp	7,794	396
Bemis Co Inc	611	19		Target Corp	17,556	1,114
Owens-Illinois Inc (a)	976	18
				TJX Cos Inc	20,162	903
Sealed Air Corp	1,140	18		Walgreen Co	3,394	124
		$145		Wal-Mart Stores Inc	19,667	1,452
Pharmaceuticals - 7.49%				Yum! Brands Inc	11,939	792
Abbott Laboratories	9,940	682				$8,955
Allergan Inc/United States	2,240	205		Semiconductors - 3.07%
AmerisourceBergen Corp	2,867	111		Advanced Micro Devices Inc (a)	3,484	12
Bristol-Myers Squibb Co	41,072	1,387		Altera Corp	1,886	64
Cardinal Health Inc	2,053	80		Analog Devices Inc	1,768	69
Eli Lilly & Co	7,387	350		Applied Materials Inc	16,567	185
Express Scripts Holding Co (a)	7,022	440
Forest Laboratories Inc (a)	1,554	55		ASML Holding NV	17,780	954
				Atmel Corp (a)	14,500	76
GlaxoSmithKline PLC ADR	16,240	751		Broadcom Corp	21,164	732
Johnson & Johnson	36,901	2,543		Intel Corp	34,424	781
McKesson Corp	2,315	199		KLA-Tencor Corp	2,289	109
Mead Johnson Nutrition Co	1,195	88		Lam Research Corp (a)	2,000	64
Merck & Co Inc	42,047	1,896		Linear Technology Corp	1,338	43
Pfizer Inc	143,192	3,558		Marvell Technology Group Ltd	5,300	49
		$12,345		Micron Technology Inc (a)	5,100	31
Pipelines - 0.36%				NVIDIA Corp (a)	6,326	84
Kinder Morgan Inc/Delaware	1,708	61		Qualcomm Inc	23,590	1,473
ONEOK Inc	1,215	59		Teradyne Inc (a)	1,091	16
Spectra Energy Corp	7,784	228		Texas Instruments Inc	9,925	273
Williams Cos Inc/The	7,099	248		Xilinx Inc	1,554	52
		$596				$5,067

REITS - 1.88%				Software - 4.08%
American Tower Corp	15,913	1,136		Adobe Systems Inc (a)	2,884	94
Annaly Capital Management Inc	17,880	301		Akamai Technologies Inc (a)	2,350	90
Apartment Investment & Management Co	826	21		Autodesk Inc (a)	18,650	623
AvalonBay Communities Inc	865	118		BMC Software Inc (a)	4,634	192
Boston Properties Inc	864	95		CA Inc	2,070	53
Equity Residential	1,157	67		Cerner Corp (a)	859	66
General Growth Properties Inc	2,100	41		Check Point Software Technologies Ltd (a)	500	24
HCP Inc	1,374	61		Citrix Systems Inc (a)	1,088	83
Health Care REIT Inc	1,248	72		Dun & Bradstreet Corp/The	283	23
Host Hotels & Resorts Inc	4,202	67		Electronic Arts Inc (a)	1,100	14
Kimco Realty Corp	2,417	49		Fiserv Inc (a)	793	59

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	REPURCHASE AGREEMENTS		Maturity
Software (continued)			(continued)		Amount (000's)	Value (000's)
Intuit Inc	1,135	$67	Banks (continued)
Microsoft Corp	113,060	3,367	Investment in Joint Trading Account; Merrill		$1,477	$1,477
Oracle Corp	37,241	1,172	Lynch Repurchase Agreement; 0.13%
Red Hat Inc (a)	2,947	167	dated 09/28/2012 maturing 10/01/2012
Salesforce.com Inc (a)	1,056	162	(collateralized by US Government
SAP AG ADR	6,650	474	Securities; $1,506,489; 0.00% - 5.50%;
		$6,730	dated 11/30/12 - 07/15/36)
						$5,009
Telecommunications - 3.61%			TOTAL REPURCHASE AGREEMENTS			$5,009
AT&T Inc	46,722	1,761
CenturyLink Inc	2,080	84	Total Investments			$163,319
Cisco Systems Inc	65,780	1,256	Other Assets in Excess of Liabilities, Net - 0.91%			$1,500
Corning Inc	6,824	90	TOTAL NET ASSETS - 100.00%			$164,819
Crown Castle International Corp (a)	1,600	103
Harris Corp	665	34	(a) Non-Income Producing Security
Juniper Networks Inc (a)	11,756	201	(b) Security is Illiquid
Sprint Nextel Corp (a)	25,200	139
Verizon Communications Inc	49,225	2,243
Windstream Corp	3,396	34
		$5,945	Portfolio Summary (unaudited)
			Sector			Percent
Textiles - 0.04%			Consumer, Non-cyclical			20 .30%
Cintas Corp	1,754	73	Financial			16 .93%
			Technology			14 .76%
Toys, Games & Hobbies - 0.11%			Energy			10 .91%
Hasbro Inc	2,878	110	Communications			10 .88%
Mattel Inc	2,013	71	Industrial			9.67%
		$181	Consumer, Cyclical			8.88%
			Basic Materials			3.64%
Transportation - 1.25%			Utilities			3.12%
CH Robinson Worldwide Inc	800	47	Other Assets in Excess of Liabilities, Net			0.91%
CSX Corp	8,231	171	TOTAL NET ASSETS			100.00%
Expeditors International of Washington Inc	400	15
FedEx Corp	2,867	242
Norfolk Southern Corp	1,103	70
Union Pacific Corp	3,909	464
United Parcel Service Inc	14,624	1,047
		$2,056
TOTAL COMMON STOCKS		$158,310
	Maturity
REPURCHASE AGREEMENTS - 3.04%	Amount (000's)	Value (000's)
Banks- 3.04%
Investment in Joint Trading Account; Credit	$1,284	$1,284
Suisse Repurchase Agreement; 0.18%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $1,309,991; 3.50% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	899	900
Bank Repurchase Agreement; 0.20% dated
09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $916,994; 0.00% - 7.50%; dated
11/30/12 - 01/01/48)
Investment in Joint Trading Account; JP	1,349	1,348
Morgan Repurchase Agreement; 0.18%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $1,375,490; 4.38% - 11.25%;
dated 02/15/15 - 11/15/39)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2012	Long	91	$6,598	$6,526	$(72)
Total					$(72)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Growth Account
September 30, 2012 (unaudited)

COMMON STOCKS - 95.21%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Apparel - 3.38%				Media- 1.16%
Michael Kors Holdings Ltd (a)	56,854	$3,023		Comcast Corp - Class A	69,100	$2,472
Nike Inc	33,300	3,161
Under Armour Inc (a)	18,200	1,016
				Oil & Gas - 3.61%
		$7,200		Cabot Oil & Gas Corp	55,100	2,474
Automobile Manufacturers - 0.50%				Noble Energy Inc	45,400	4,209
Ford Motor Co	108,231	1,067		Pioneer Natural Resources Co	9,500	992
						$7,675
Banks - 2.91%				Oil & Gas Services - 0.96%
Capital One Financial Corp	108,551	6,188		National Oilwell Varco Inc	25,500	2,043
Beverages - 2.79%				Pharmaceuticals - 6.89%
Coca-Cola Co/The	156,400	5,932		Express Scripts Holding Co (a)	25,000	1,567
				Merck & Co Inc	46,000	2,075
				Pfizer Inc	258,400	6,421
Biotechnology - 5.09%				Valeant Pharmaceuticals International Inc (a)	43,613	2,410
Alexion Pharmaceuticals Inc (a)	31,440	3,597
				Watson Pharmaceuticals Inc (a)	25,800	2,197
Biogen Idec Inc (a)	23,000	3,432
Gilead Sciences Inc (a)	57,300	3,801				$14,670
		$10,830		Retail - 10.43%
				Gap Inc/The	42,300	1,513
Building Materials - 0.51%				Home Depot Inc/The	82,700	4,993
Masco Corp	72,500	1,091		Ltd Brands Inc	48,700	2,399
				Lululemon Athletica Inc (a)	16,600	1,227
Chemicals - 4.49%				Starbucks Corp	96,700	4,908
LyondellBasell Industries NV	48,900	2,526		Tractor Supply Co	11,800	1,167
Monsanto Co	57,184	5,205		Ulta Salon Cosmetics & Fragrance Inc	17,600	1,695
Sherwin-Williams Co/The	12,300	1,832		Urban Outfitters Inc (a)	31,900	1,198
		$9,563		Yum! Brands Inc	46,700	3,098
Commercial Services - 3.00%						$22,198
Mastercard Inc	14,134	6,381		Semiconductors - 4.01%
				Avago Technologies Ltd	63,000	2,197
Computers - 13.05%				Qualcomm Inc	101,400	6,336
Accenture PLC - Class A	63,900	4,475				$8,533
Apple Inc	27,022	18,030		Software - 2.88%
EMC Corp/MA (a)	92,408	2,520		Citrix Systems Inc (a)	32,100	2,458
Teradata Corp (a)	36,400	2,745		Salesforce.com Inc (a)	21,400	3,268
		$27,770		VeriFone Systems Inc (a)	14,800	412
Cosmetics & Personal Care - 1.10%						$6,138
Estee Lauder Cos Inc/The	38,120	2,347		Telecommunications - 3.73%
				AT&T Inc	173,400	6,537
				Sprint Nextel Corp (a)	253,700	1,401
Diversified Financial Services - 7.43%
American Express Co	51,100	2,906				$7,938
Discover Financial Services	163,867	6,510		Transportation - 3.52%
Visa Inc	47,674	6,402		FedEx Corp	41,600	3,520
		$15,818		Union Pacific Corp	33,400	3,965
Food - 1.69%						$7,485
Whole Foods Market Inc	37,000	3,604		TOTAL COMMON STOCKS		$202,656
					Maturity
				REPURCHASE AGREEMENTS - 3.84%	Amount (000's)	Value (000	's)
Internet - 6.46%
eBay Inc (a)	98,500	4,768		Banks- 3.84%
Google Inc (a)	8,843	6,672		Investment in Joint Trading Account; Credit	$2,094	$2,094
LinkedIn Corp (a)	19,200	2,312		Suisse Repurchase Agreement; 0.18%
		$13,752		dated 9/28/2012 maturing 10/1/2012
				(collateralized by US Government
Lodging - 2.17%				Securities; $2,135,440; 3.50% - 10.63%;
Las Vegas Sands Corp	53,500	2,481		dated 08/15/15 - 08/15/40)
MGM Resorts International (a)	197,800	2,126		Investment in Joint Trading Account; Deutsche	1,466	1,465
		$4,607		Bank Repurchase Agreement; 0.20% dated
Machinery - Construction & Mining - 1.47%				9/28/2012 maturing 10/1/2012
Caterpillar Inc	36,400	3,132		(collateralized by US Government
				Securities; $1,494,808; 0.00% - 7.50%;
				dated 11/30/12 - 01/01/48)
Machinery - Diversified - 1.98%
Cummins Inc	21,600	1,992
Deere & Co	27,041	2,230
		$4,222

See accompanying notes

Schedule of Investments
LargeCap Growth Account
September 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000	's)

Banks (continued)
Investment in Joint Trading Account; JP	$2,198		$2,198
Morgan Repurchase Agreement; 0.18%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $2,242,212; 4.38% - 11.25%;
dated 02/15/15 - 11/15/39)
Investment in Joint Trading Account; Merrill	2,408		2,408
Lynch Repurchase Agreement; 0.13%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $2,455,756; 0.00% - 5.50%;
dated 11/30/12 - 07/15/36)
			$8,165
TOTAL REPURCHASE AGREEMENTS			$8,165
Total Investments			$210,821
Other Assets in Excess of Liabilities, Net - 0.95%			$2,029
TOTAL NET ASSETS - 100.00%			$212,850

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			20 .56%
Technology			19 .94%
Consumer, Cyclical			16 .48%
Financial			14 .18%
Communications			11 .35%
Industrial			7.48%
Energy			4.57%
Basic Materials			4.49%
Other Assets in Excess of Liabilities, Net			0.95%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
September 30, 2012 (unaudited)

COMMON STOCKS - 98.36%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Advertising - 0.04%				Chemicals (continued)
Interpublic Group of Cos Inc/The	314	$3		Eastman Chemical Co	1,399	$80
Omnicom Group Inc	1,976	102		Ecolab Inc	1,699	110
		$105		EI du Pont de Nemours & Co	7,043	354
				FMC Corp	1,533	85
Aerospace & Defense - 1.28%				International Flavors & Fragrances Inc	906	54
B/E Aerospace Inc (a)	1,062	45
				LyondellBasell Industries NV	262	14
Boeing Co/The	32,631	2,271		Monsanto Co	4,009	365
Lockheed Martin Corp	1,695	158		NewMarket Corp	103	25
Rockwell Collins Inc	1,621	87		PPG Industries Inc	1,146	132
TransDigm Group Inc (a)	571	81
				Praxair Inc	16,838	1,749
Triumph Group Inc	200	13		Rockwood Holdings Inc	245	11
United Technologies Corp	6,644	520		Sherwin-Williams Co/The	10,246	1,526
		$3,175		Sigma-Aldrich Corp	1,313	95
Agriculture - 0.64%				Valspar Corp	1,041	58
Altria Group Inc	10,298	344		Westlake Chemical Corp	54	4
Lorillard Inc	851	99		WR Grace & Co (a)	740	44
Philip Morris International Inc	12,300	1,106				$4,901
Reynolds American Inc	1,200	52		Commercial Services - 3.58%
		$1,601		Aaron's Inc	628	18
Airlines - 0.29%				Alliance Data Systems Corp (a)	563	80
Copa Holdings SA	313	25		Apollo Group Inc (a)	1,042	30
Delta Air Lines Inc (a)	6,070	56		Automatic Data Processing Inc	3,156	185
United Continental Holdings Inc (a)	33,200	647		Equifax Inc	1,212	56
				FleetCor Technologies Inc (a)	574	26
		$728		Gartner Inc (a)	1,042	48
Apparel - 2.18%				Genpact Ltd	109,169	1,821
Carter's Inc (a)	571	31		H&R Block Inc	1,865	32
Coach Inc	72,064	4,037		ITT Educational Services Inc (a)	321	10
Deckers Outdoor Corp (a)	260	10		Lender Processing Services Inc	987	28
Hanesbrands Inc (a)	1,089	35		Mastercard Inc	13,573	6,129
Michael Kors Holdings Ltd (a)	8,700	463		Moody's Corp	2,129	94
Nike Inc	2,713	257		Morningstar Inc	261	16
Ralph Lauren Corp	3,170	479		Paychex Inc	2,270	76
VF Corp	642	102		Robert Half International Inc	1,552	41
		$5,414		SEI Investments Co	1,588	34
Automobile Parts & Equipment - 0.09%				Total System Services Inc	1,508	36
				Verisk Analytics Inc (a)	1,416	67
BorgWarner Inc (a)	1,244	86
Delphi Automotive PLC (a)	2,474	77		Western Union Co/The	4,675	85
Goodyear Tire & Rubber Co/The (a)	2,656	32				$8,912
WABCO Holdings Inc (a)	650	38		Computers - 14.48%
		$233		Accenture PLC - Class A	54,029	3,784
Beverages - 1.03%				Apple Inc	28,625	19,100
				Cognizant Technology Solutions Corp (a)	56,607	3,958
Brown-Forman Corp	1,418	93		EMC Corp/MA (a)	79,538	2,169
Coca-Cola Co/The	30,486	1,156		Fortinet Inc (a)	1,459	35
Dr Pepper Snapple Group Inc	2,299	102		IHS Inc (a)	5,745	559
Monster Beverage Corp (a)	6,500	352
PepsiCo Inc	12,264	868		International Business Machines Corp	8,303	1,723
				Jack Henry & Associates Inc	946	36
		$2,571		NCR Corp (a)	1,724	40
Biotechnology - 2.68%				NetApp Inc (a)	87,582	2,880
Alexion Pharmaceuticals Inc (a)	10,046	1,149		SanDisk Corp (a)	36,700	1,594
Amgen Inc	5,813	490		Teradata Corp (a)	1,236	93
Biogen Idec Inc (a)	8,658	1,292		Western Digital Corp	1,035	40
Celgene Corp (a)	11,521	880				$36,011
Gilead Sciences Inc (a)	38,545	2,557
Life Technologies Corp (a)	197	10		Consumer Products - 0.10%
Myriad Genetics Inc (a)	992	27		Jarden Corp	215	11
Regeneron Pharmaceuticals Inc (a)	1,200	183		Kimberly-Clark Corp	2,291	197
Vertex Pharmaceuticals Inc (a)	1,376	77		Tupperware Brands Corp	621	33
		$6,665				$241

Building Materials - 0.01%				Cosmetics & Personal Care - 1.53%
Lennox International Inc	569	28		Colgate-Palmolive Co	2,860	307
				Estee Lauder Cos Inc/The	55,571	3,421
				Procter & Gamble Co/The	1,298	90
Chemicals - 1.97%						$3,818
Airgas Inc	767	63
Albemarle Corp	594	31		Distribution & Wholesale - 1.94%
Celanese Corp	1,749	66		Fastenal Co	24,220	1,042
				Fossil Inc (a)	41,802	3,540
CF Industries Holdings Inc	159	35
				Genuine Parts Co	1,692	103

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Distribution & Wholesale (continued)				Hand & Machine Tools (continued)
LKQ Corp (a)	3,198	$59		Snap-on Inc	136	$10
WW Grainger Inc	425	89				$45
		$4,833		Healthcare - Products - 3.78%
Diversified Financial Services - 2.43%				Baxter International Inc	3,765	227
Affiliated Managers Group Inc (a)	429	53		Becton Dickinson and Co	1,406	110
American Express Co	4,668	266		Bruker BioSciences Corp (a)	955	13
BlackRock Inc	494	88		Covidien PLC	291	17
Charles Schwab Corp/The	202,341	2,588		CR Bard Inc	911	95
Eaton Vance Corp	1,289	37		DENTSPLY International Inc	300	11
Federated Investors Inc	855	18		Edwards Lifesciences Corp (a)	13,760	1,477
Franklin Resources Inc	12,551	1,570		Henry Schein Inc (a)	555	44
IntercontinentalExchange Inc (a)	789	105		IDEXX Laboratories Inc (a)	29,973	2,978
T Rowe Price Group Inc	1,827	116		Intuitive Surgical Inc (a)	6,331	3,138
TD Ameritrade Holding Corp	46,600	716		Medtronic Inc	687	30
Visa Inc	3,405	457		Patterson Cos Inc	938	32
Waddell & Reed Financial Inc	1,013	33		ResMed Inc	1,549	63
		$6,047		Sirona Dental Systems Inc (a)	122	7
				St Jude Medical Inc	1,817	77
Electric - 0.02%				Stryker Corp	18,404	1,025
ITC Holdings Corp	565	43		Techne Corp	410	29
				Thoratec Corp (a)	633	22
Electrical Components & Equipment - 0.14%				Zimmer Holdings Inc	207	14
AMETEK Inc	2,617	93				$9,409
Emerson Electric Co	4,513	218		Healthcare - Services - 2.75%
Hubbell Inc	549	44		Covance Inc(a)	43,812	2,046
		$355		DaVita Inc (a)	31,138	3,226
Electronics - 2.25%				HCA Holdings Inc	1,262	42
Agilent Technologies Inc	2,551	98		Laboratory Corp of America Holdings (a)	1,050	97
Amphenol Corp	50,986	3,003		UnitedHealth Group Inc	25,700	1,424
FLIR Systems Inc	1,474	29		WellPoint Inc	242	14
Honeywell International Inc	5,656	338				$6,849
Jabil Circuit Inc	401	8
Mettler-Toledo International Inc (a)	342	58		Home Builders - 0.19%
National Instruments Corp	78,914	1,986		DR Horton Inc	22,500	464
Waters Corp (a)	994	83
		$5,603		Home Furnishings - 0.01%
				Tempur-Pedic International Inc (a)	731	22
Engineering & Construction - 1.42%
Chicago Bridge & Iron Co NV ADR	701	27
Fluor Corp	62,086	3,494		Housewares - 0.01%
		$3,521		Toro Co	710	28
Entertainment - 0.02%
Bally Technologies Inc (a)	472	23		Insurance - 0.12%
Dolby Laboratories Inc (a)	348	12		Allied World Assurance Co Holdings AG	218	17
International Game Technology	1,603	21		Aon PLC	301	16
				Arch Capital Group Ltd (a)	179	7
		$56
				Arthur J Gallagher & Co	1,325	48
Environmental Control - 1.46%				Brown & Brown Inc	121	3
Clean Harbors Inc (a)	530	26		Marsh & McLennan Cos Inc	3,137	106
Stericycle Inc (a)	39,956	3,617		Travelers Cos Inc/The	1,221	83
		$3,643		Validus Holdings Ltd	178	6
Food - 0.47%						$286
Campbell Soup Co	1,491	52		Internet - 9.83%
General Mills Inc	3,982	159		Amazon.com Inc (a)	16,047	4,081
Hershey Co/The	973	69		AOL Inc (a)	240	8
HJ Heinz Co	1,564	87		Baidu Inc ADR(a)	12,100	1,414
Ingredion Inc	177	10		eBay Inc (a)	35,816	1,734
Kellogg Co	1,482	77		Expedia Inc	613	35
Kroger Co/The	3,665	86		F5 Networks Inc (a)	861	90
Safeway Inc	371	6		Facebook Inc (a),(b)	25,937	562
Whole Foods Market Inc	6,296	613		Google Inc (a)	14,722	11,108
		$1,159		Groupon Inc (a)	61,000	290
				Liberty Interactive Corp (a)	943	17
Gas - 0.00%				Liberty Ventures (a)	63	3
Questar Corp	473	10		LinkedIn Corp (a)	3,700	446
				Netflix Inc (a)	8,000	436
Hand & Machine Tools - 0.02%				priceline.com Inc (a)	4,873	3,015
Lincoln Electric Holdings Inc	909	35		Rackspace Hosting Inc (a)	6,900	456
				Symantec Corp (a)	486	9

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Internet (continued)				Office & Business Equipment - 0.01%
TIBCO Software Inc (a)	21,200	$641		Pitney Bowes Inc	1,238	$17
TripAdvisor Inc (a)	914	30
VeriSign Inc (a)	1,626	79
				Oil & Gas - 3.12%
		$24,454		Atwood Oceanics Inc (a)	210	10
Leisure Products & Services - 0.79%				Canadian Natural Resources Ltd	86,168	2,653
Carnival Corp	49,400	1,800		Cimarex Energy Co	16,600	972
Harley-Davidson Inc	2,513	107		Concho Resources Inc (a)	772	73
Polaris Industries Inc	723	58		EOG Resources Inc	10,555	1,183
		$1,965		Helmerich & Payne Inc	262	12
				Noble Energy Inc	429	40
Lodging - 1.40%				Pioneer Natural Resources Co	7,073	739
Las Vegas Sands Corp	36,777	1,705		Range Resources Corp	20,018	1,398
Marriott International Inc/DE	2,543	99		Southwestern Energy Co (a)	17,650	614
Starwood Hotels & Resorts Worldwide Inc	27,449	1,591		Sunoco Inc	1,013	47
Wyndham Worldwide Corp	1,631	86		Whiting Petroleum Corp (a)	198	9
		$3,481				$7,750
Machinery - Construction & Mining - 0.19%				Oil & Gas Services - 4.20%
Caterpillar Inc	4,757	409		Cameron International Corp (a)	1,385	78
Joy Global Inc	1,183	67		CARBO Ceramics Inc	214	13
		$476		Core Laboratories NV	21,322	2,590
				FMC Technologies Inc (a)	72,671	3,365
Machinery - Diversified - 1.56%
Babcock & Wilcox Co/The (a)	1,326	34		Halliburton Co	2,157	73
Cummins Inc	1,384	128		National Oilwell Varco Inc	1,087	87
Deere & Co	2,599	214		Oceaneering International Inc	1,210	67
				Oil States International Inc (a)	523	41
Flowserve Corp	513	65
IDEX Corp	193	8		Schlumberger Ltd	56,921	4,117
				SEACOR Holdings Inc (a)	111	9
Nordson Corp	648	38
Rockwell Automation Inc	1,044	73				$10,440
Roper Industries Inc	29,910	3,287		Packaging & Containers - 0.07%
Wabtec Corp/DE	523	42		Ball Corp	1,701	72
		$3,889		Crown Holdings Inc (a)	399	15
				Owens-Illinois Inc (a)	1,441	27
Media - 0.84%
AMC Networks Inc (a)	621	27		Packaging Corp of America	1,004	36
CBS Corp	1,231	45		Silgan Holdings Inc	556	24
Comcast Corp - Class A	9,592	343				$174
DIRECTV (a)	4,915	258
Discovery Communications Inc - A Shares (a)	1,870	112		Pharmaceuticals - 6.11%
				Abbott Laboratories	11,149	764
DISH Network Corp	1,784	55		Allergan Inc/United States	1,983	182
FactSet Research Systems Inc	488	47		AmerisourceBergen Corp	2,746	106
John Wiley & Sons Inc	241	11		Bristol-Myers Squibb Co	11,464	387
Liberty Global Inc - A Shares (a)	1,720	104
				Cardinal Health Inc	2,089	81
McGraw-Hill Cos Inc/The	2,050	112		Catamaran Corp (a)	8,066	790
News Corp - Class A	4,699	115		Eli Lilly & Co	2,737	130
Scripps Networks Interactive Inc	922	56		Endo Health Solutions Inc (a)	871	28
Sirius XM Radio Inc (a)	41,328	107		Express Scripts Holding Co (a)	100,819	6,318
Time Warner Cable Inc	2,344	223		Herbalife Ltd	1,267	60
Viacom Inc	3,895	209		Johnson & Johnson	4,599	317
Walt Disney Co/The	4,932	258		McKesson Corp	18,128	1,560
		$2,082		Mead Johnson Nutrition Co	45,630	3,344
Metal Fabrication & Hardware - 0.68%				Perrigo Co	701	81
				Salix Pharmaceuticals Ltd (a)	647	27
Precision Castparts Corp	10,263	1,677		Valeant Pharmaceuticals International Inc (a)	16,700	923
Timken Co	91	3
		$1,680		Warner Chilcott PLC	1,978	27
				Watson Pharmaceuticals Inc (a)	952	81
Mining - 0.02%						$15,206
Southern Copper Corp	1,317	45
				Pipelines - 0.41%
				Kinder Morgan Inc/Delaware	3,628	129
Miscellaneous Manufacturing - 2.86%				ONEOK Inc	2,255	109
3M Co	4,547	420		Williams Cos Inc/The	22,380	782
Carlisle Cos Inc	64	3				$1,020
Cooper Industries PLC	1,192	89
Danaher Corp	112,749	6,218		Real Estate - 0.03%
Donaldson Co Inc	1,664	58		CBRE Group Inc (a)	3,660	67
Illinois Tool Works Inc	2,935	175
Ingersoll-Rand PLC	1,777	80		REITS - 0.49%
Parker Hannifin Corp	760	64		American Campus Communities Inc	87	4
Textron Inc	194	5		American Tower Corp	2,861	204
		$7,112		Apartment Investment & Management Co	1,120	29

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Semiconductors (continued)
Boston Properties Inc	275	$30		Altera Corp	2,760		$94
BRE Properties Inc	257	12		Analog Devices Inc	300		12
Camden Property Trust	656	42		Atmel Corp (a)	108,300		570
Digital Realty Trust Inc	1,231	86		Avago Technologies Ltd	2,490		87
Equity Lifestyle Properties Inc	402	27		Broadcom Corp	43,168		1,492
Equity Residential	280	16		Cypress Semiconductor Corp	1,004		11
Essex Property Trust Inc	394	58		Intel Corp	39,048		886
Extra Space Storage Inc	771	26		Linear Technology Corp	2,575		82
Federal Realty Investment Trust	561	59		LSI Corp (a)	6,176		43
HCP Inc	346	15		Maxim Integrated Products Inc	1,632		43
Home Properties Inc	282	17		Qualcomm Inc	101,129		6,319
Kilroy Realty Corp	62	3		Silicon Laboratories Inc (a)	436		16
Mid-America Apartment Communities Inc	456	30		Teradyne Inc (a)	267		4
Post Properties Inc	262	13		Texas Instruments Inc	8,032		221
Public Storage	1,034	144		Xilinx Inc	2,866		96
Rayonier Inc	1,082	53					$10,001
Regency Centers Corp	639	31
Simon Property Group Inc	1,848	281		Software - 6.18%
				Adobe Systems Inc (a)	3,084		100
Tanger Factory Outlet Centers	1,005	33		Akamai Technologies Inc (a)	15,947		610
Taubman Centers Inc	215	17		ANSYS Inc (a)	30,818		2,262
		$1,230		Autodesk Inc (a)	2,584		86
Retail - 4.52%				BMC Software Inc (a)	1,801		75
Advance Auto Parts Inc	822	56		CA Inc	238		6
American Eagle Outfitters Inc	1,651	35		Cerner Corp (a)	1,063		82
Ascena Retail Group Inc (a)	1,450	31		Citrix Systems Inc (a)	31,639		2,423
AutoZone Inc (a)	279	103		Dun & Bradstreet Corp/The	328		26
Bed Bath & Beyond Inc (a)	1,705	107		Fiserv Inc (a)	1,225		91
Big Lots Inc (a)	781	23		Informatica Corp (a)	14,900		519
Brinker International Inc	818	29		Intuit Inc	2,207		130
Chico's FAS Inc	1,342	24		Microsoft Corp	57,385		1,709
Chipotle Mexican Grill Inc (a)	2,708	860		NetSuite Inc (a)	350		22
Copart Inc (a)	1,202	33		Nuance Communications Inc (a)	32,500		809
Costco Wholesale Corp	33,156	3,319		Oracle Corp	29,105		917
CVS Caremark Corp	1,968	95		Red Hat Inc (a)	17,681		1,007
Dick's Sporting Goods Inc	1,037	54		Salesforce.com Inc (a)	28,620		4,370
Dollar General Corp (a)	2,005	103		SolarWinds Inc (a)	669		37
Dollar Tree Inc (a)	1,720	83		VMware Inc (a)	987		95
DSW Inc	335	22					$15,376
Foot Locker Inc	369	13
Gap Inc/The	2,283	82		Telecommunications - 2.26%
				Crown Castle International Corp (a)	40,502		2,596
GNC Holdings Inc	749	29
Home Depot Inc/The	11,482	693		Harris Corp	395		20
				Juniper Networks Inc (a)	110,300		1,887
Kohl's Corp	199	10
Lowe's Cos Inc	1,755	53		Motorola Solutions Inc	1,909		97
				NeuStar Inc (a)	777		31
Ltd Brands Inc	1,566	77
Macy's Inc	660	25		Verizon Communications Inc	20,767		947
McDonald's Corp	6,621	608		Windstream Corp	3,792		38
Nordstrom Inc	1,707	94					$5,616
Nu Skin Enterprises Inc	583	23		Textiles - 0.01%
O'Reilly Automotive Inc (a)	1,290	108		Cintas Corp	582		24
Panera Bread Co (a)	317	54
PetSmart Inc	1,212	84
PVH Corp	726	68		Toys, Games & Hobbies - 0.06%
Ross Stores Inc	1,644	106		Hasbro Inc	1,163		44
Sally Beauty Holdings Inc (a)	1,575	40		Mattel Inc	2,861		102
Starbucks Corp	46,790	2,375					$146
Target Corp	434	28		Transportation - 1.77%
TJX Cos Inc	5,557	249		Con-way Inc	341		9
Tractor Supply Co	5,506	545		CSX Corp	5,145		107
Wal-Mart Stores Inc	8,696	642		FedEx Corp	233		20
Williams-Sonoma Inc	590	26		Golar LNG Ltd	485		19
World Fuel Services Corp	271	10		JB Hunt Transport Services Inc	973		51
Yum! Brands Inc	3,454	229		Landstar System Inc	513		24
		$11,248		Union Pacific Corp	20,071		2,382
Savings & Loans - 0.00%				United Parcel Service Inc	24,944		1,785
People's United Financial Inc	835	10					$4,397
				TOTAL COMMON STOCKS			$244,682
Semiconductors - 4.02%
Advanced Micro Devices Inc (a)	7,369	25

See accompanying notes

		Schedule of Investments
LargeCap Growth Account I
September 30, 2012 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 1.25%	Amount (000's)	Value (000's)
Banks - 1.25%
Investment in Joint Trading Account; Credit	$798	$798
Suisse Repurchase Agreement; 0.18%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $813,504; 3.50% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	558	559
Bank Repurchase Agreement; 0.20% dated
9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $569,453; 0.00% - 7.50%; dated
11/30/12 - 01/01/48)
Investment in Joint Trading Account; JP	837	836
Morgan Repurchase Agreement; 0.18%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $854,178; 4.38% - 11.25%;
dated 02/15/15 - 11/15/39)
Investment in Joint Trading Account; Merrill	917	917
Lynch Repurchase Agreement; 0.13%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $935,529; 0.00% - 5.50%; dated
11/30/12 - 07/15/36)
		$3,110
TOTAL REPURCHASE AGREEMENTS		$3,110
Total Investments		$247,792
Other Assets in Excess of Liabilities, Net - 0.39%		$975
TOTAL NET ASSETS - 100.00%		$248,767

(a) Non-Income Producing Security
(b) Security is Illiquid

Portfolio Summary (unaudited)
Sector		Percent
Technology		24 .69%
Consumer, Non-cyclical		22 .67%
Industrial		13 .71%
Communications		12 .97%
Consumer, Cyclical		11 .51%
Energy		7.73%
Financial		4.32%
Basic Materials		1.99%
Utilities		0.02%
Other Assets in Excess of Liabilities, Net		0.39%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2012	Long	58	$4,206	$4,159	$(47)
Total					$(47)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2012 (unaudited)

COMMON STOCKS - 96.67%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.14%				Beverages (continued)
Interpublic Group of Cos Inc/The	27,568	$306		Coca-Cola Enterprises Inc	17,459		$546
Omnicom Group Inc	16,752	864		Constellation Brands Inc (a)	9,283		300
		$1,170		Dr Pepper Snapple Group Inc	13,279		591
				Molson Coors Brewing Co	9,814		442
Aerospace & Defense - 1.57%				Monster Beverage Corp (a)	9,680		524
Boeing Co/The	42,672	2,971		PepsiCo Inc	98,149		6,946
General Dynamics Corp	20,914	1,383					$19,809
L-3 Communications Holdings Inc	6,089	436
Lockheed Martin Corp	16,982	1,586		Biotechnology - 1.60%
Northrop Grumman Corp	15,591	1,035		Alexion Pharmaceuticals Inc (a)	12,176		1,393
Raytheon Co	20,939	1,197		Amgen Inc	48,610		4,099
Rockwell Collins Inc	8,965	481		Biogen Idec Inc (a)	14,906		2,224
United Technologies Corp	52,903	4,142		Celgene Corp (a)	27,208		2,079
		$13,231		Gilead Sciences Inc (a)	47,714		3,165
				Life Technologies Corp (a)	11,055		540
Agriculture - 1.99%							$13,500
Altria Group Inc	128,203	4,281
Archer-Daniels-Midland Co	41,536	1,129		Building Materials - 0.04%
Lorillard Inc	8,237	959		Masco Corp	22,521		339
Philip Morris International Inc	106,312	9,562
Reynolds American Inc	20,683	896		Chemicals - 2.31%
		$16,827		Air Products & Chemicals Inc	13,352		1,104
Airlines - 0.05%				Airgas Inc	4,373		360
Southwest Airlines Co	46,863	411		CF Industries Holdings Inc	3,954		879
				Dow Chemical Co/The	75,560		2,188
				Eastman Chemical Co	9,644		550
Apparel - 0.55%				Ecolab Inc	16,603		1,076
Coach Inc	17,986	1,007		EI du Pont de Nemours & Co	58,675		2,950
Nike Inc	23,186	2,201		FMC Corp	8,660		480
Ralph Lauren Corp	3,852	582		International Flavors & Fragrances Inc	5,138		306
VF Corp	5,545	884		LyondellBasell Industries NV	21,394		1,105
		$4,674		Monsanto Co	33,611		3,059
Automobile Manufacturers - 0.39%				Mosaic Co/The	17,441		1,005
Ford Motor Co	240,534	2,372		PPG Industries Inc	9,629		1,106
PACCAR Inc	22,294	892		Praxair Inc	18,805		1,953
		$3,264		Sherwin-Williams Co/The	5,372		800
				Sigma-Aldrich Corp	7,616		548
Automobile Parts & Equipment - 0.22%							$19,469
BorgWarner Inc (a)	7,217	499
Goodyear Tire & Rubber Co/The (a)	15,434	188		Coal - 0.11%
Johnson Controls Inc	43,132	1,182		Alpha Natural Resources Inc (a)	13,897		91
		$1,869		Consol Energy Inc	14,356		432
				Peabody Energy Corp	16,923		377
Banks - 6.56%							$900
Bank of America Corp	679,664	6,001
Bank of New York Mellon Corp/The	74,500	1,685		Commercial Services - 1.08%
BB&T Corp	44,091	1,462		Apollo Group Inc (a)	6,364		185
Capital One Financial Corp	36,642	2,089		Automatic Data Processing Inc	30,556		1,792
Citigroup Inc	184,941	6,051		DeVry Inc	3,640		83
Comerica Inc	12,203	379		Equifax Inc	7,559		352
Fifth Third Bancorp	57,953	899		H&R Block Inc	17,098		296
First Horizon National Corp	15,692	151		Iron Mountain Inc	9,526		325
Goldman Sachs Group Inc/The	28,421	3,231		Mastercard Inc	6,769		3,056
Huntington Bancshares Inc/OH	54,136	373		Moody's Corp	12,197		539
JP Morgan Chase & Co	239,575	9,698		Paychex Inc	20,361		678
KeyCorp	59,501	520		Quanta Services Inc (a)	13,441		332
M&T Bank Corp	7,590	722		Robert Half International Inc	8,943		238
Morgan Stanley	87,212	1,460		RR Donnelley & Sons Co	11,371		121
Northern Trust Corp	13,803	641		SAIC Inc	17,893		215
PNC Financial Services Group Inc	33,388	2,107		Total System Services Inc	10,200		242
Regions Financial Corp	89,134	643		Western Union Co/The	37,991		692
State Street Corp	30,215	1,268					$9,146
SunTrust Banks Inc	33,960	960		Computers - 8.08%
US Bancorp	119,530	4,100		Accenture PLC - Class A	40,035		2,804
Wells Fargo & Co	309,810	10,698		Apple Inc	59,119		39,448
Zions Bancorporation	11,614	240		Cognizant Technology Solutions Corp (a)	18,829		1,316
		$55,378		Computer Sciences Corp	9,796		316
Beverages - 2.35%				Dell Inc	91,892		906
Beam Inc	9,988	575		EMC Corp/MA (a)	132,359		3,609
Brown-Forman Corp	9,551	623		Hewlett-Packard Co	123,999		2,115
Coca-Cola Co/The	244,171	9,262		International Business Machines Corp	67,746		14,054

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
Lexmark International Inc	4,435	$99		Wisconsin Energy Corp	14,533		$547
NetApp Inc (a)	22,913	753		Xcel Energy Inc	30,748		852
SanDisk Corp (a)	15,233	662					$25,648
Seagate Technology PLC	22,298	691
Teradata Corp (a)	10,633	802		Electrical Components & Equipment - 0.29%
Western Digital Corp	14,035	544		Emerson Electric Co	45,870		2,214
		$68,119		Molex Inc	8,684		228
							$2,442
Consumer Products - 0.35%
Avery Dennison Corp	6,399	204		Electronics - 1.11%
Clorox Co/The	8,174	589		Agilent Technologies Inc	21,975		845
Kimberly-Clark Corp	24,904	2,136		Amphenol Corp	10,153		598
		$2,929		FLIR Systems Inc	9,526		190
				Honeywell International Inc	49,228		2,941
Cosmetics & Personal Care - 1.95%				Jabil Circuit Inc	11,793		221
Avon Products Inc	27,249	435		PerkinElmer Inc	7,194		212
Colgate-Palmolive Co	28,110	3,014		TE Connectivity Ltd	26,980		918
Estee Lauder Cos Inc/The	15,140	932		Thermo Fisher Scientific Inc	23,054		1,356
Procter & Gamble Co/The (b)	173,702	12,048		Tyco International Ltd	29,003		1,632
		$16,429		Waters Corp (a)	5,530		461
Distribution & Wholesale - 0.29%							$9,374
Fastenal Co	16,996	731		Engineering & Construction - 0.11%
Fossil Inc (a)	3,453	292		Fluor Corp	10,530		592
Genuine Parts Co	9,782	597		Jacobs Engineering Group Inc (a)	8,182		331
WW Grainger Inc	3,780	788					$923
		$2,408		Entertainment - 0.03%
Diversified Financial Services - 2.17%				International Game Technology	16,845		220
American Express Co	62,201	3,537
Ameriprise Financial Inc	13,290	753
BlackRock Inc	8,069	1,439		Environmental Control - 0.22%
				Republic Services Inc	18,890		520
Charles Schwab Corp/The	69,104	884		Stericycle Inc (a)	5,402		489
CME Group Inc	19,293	1,106
Discover Financial Services	32,474	1,290		Waste Management Inc	27,481		881
E*Trade Financial Corp (a)	16,194	143					$1,890
Federated Investors Inc	5,910	122		Food - 1.79%
Franklin Resources Inc	8,715	1,090		Campbell Soup Co	11,360		396
IntercontinentalExchange Inc (a)	4,589	612		ConAgra Foods Inc	25,609		706
Invesco Ltd	28,079	702		Dean Foods Co (a)	11,657		191
Legg Mason Inc	7,581	187		General Mills Inc	40,885		1,629
NASDAQ OMX Group Inc/The	7,473	174		Hershey Co/The	9,564		678
NYSE Euronext	15,514	383		HJ Heinz Co	20,196		1,130
SLM Corp	29,604	465		Hormel Foods Corp	8,455		247
T Rowe Price Group Inc	16,008	1,013		JM Smucker Co/The	6,903		596
Visa Inc	32,963	4,426		Kellogg Co	15,567		804
		$18,326		Kraft Foods Inc	111,921		4,628
				Kroger Co/The	34,351		809
Electric - 3.04%				McCormick & Co Inc/MD	8,365		519
AES Corp/The	39,154	429		Safeway Inc	15,104		243
Ameren Corp	15,302	500		Sysco Corp	36,995		1,157
American Electric Power Co Inc	30,581	1,344
CMS Energy Corp	16,712	394		Tyson Foods Inc	18,261		292
Consolidated Edison Inc	18,472	1,106		Whole Foods Market Inc	10,831		1,055
Dominion Resources Inc/VA	36,159	1,914					$15,080
DTE Energy Co	10,832	649		Forest Products & Paper - 0.16%
Duke Energy Corp	44,407	2,878		International Paper Co	27,581		1,002
Edison International	20,548	939		MeadWestvaco Corp	10,949		335
Entergy Corp	11,183	775					$1,337
Exelon Corp	53,832	1,915
FirstEnergy Corp	26,375	1,163		Gas - 0.27%
Integrys Energy Group Inc	4,914	256		AGL Resources Inc	7,411		303
NextEra Energy Inc	26,662	1,875		CenterPoint Energy Inc	26,954		574
Northeast Utilities	19,790	757		NiSource Inc	17,968		458
NRG Energy Inc	14,369	307		Sempra Energy	14,176		914
Pepco Holdings Inc	14,435	273					$2,249
PG&E Corp	26,895	1,148		Hand & Machine Tools - 0.13%
Pinnacle West Capital Corp	6,909	365		Snap-on Inc	3,668		264
PPL Corp	36,625	1,064		Stanley Black & Decker Inc	10,603		808
Public Service Enterprise Group Inc	31,908	1,027					$1,072
SCANA Corp	8,281	400
Southern Co/The	55,170	2,543		Healthcare - Products - 1.78%
TECO Energy Inc	12,840	228		Baxter International Inc	34,512		2,080

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)					Internet - 3.26%
Becton Dickinson and Co	12,585		$989		Amazon.com Inc (a)	22,808		$5,800
Boston Scientific Corp (a)	89,490		514		eBay Inc (a)	73,145		3,541
CareFusion Corp (a)	13,995		397		Expedia Inc	5,907		342
Covidien PLC	30,278		1,799		F5 Networks Inc (a)	4,984		522
CR Bard Inc	4,917		514		Google Inc (a)	16,706		12,605
DENTSPLY International Inc	8,942		341		Netflix Inc (a)	3,502		191
Edwards Lifesciences Corp (a)	7,298		784		priceline.com Inc (a)	3,142		1,944
Hospira Inc (a)	10,413		342		Symantec Corp (a)	44,333		798
Intuitive Surgical Inc (a)	2,518		1,248		TripAdvisor Inc (a)	6,912		227
Medtronic Inc	64,337		2,774		VeriSign Inc (a)	9,863		480
Patterson Cos Inc	5,358		183		Yahoo! Inc (a)	65,744		1,050
St Jude Medical Inc	19,801		834					$27,500
Stryker Corp	18,235		1,015
Varian Medical Systems Inc (a)	6,982		421		Iron & Steel - 0.18%
Zimmer Holdings Inc	11,017		745		Allegheny Technologies Inc	6,759		216
			$14,980		Cliffs Natural Resources Inc	8,987		352
					Nucor Corp	20,021		766
Healthcare - Services - 1.12%					United States Steel Corp	9,099		173
Aetna Inc	21,077		835					$1,507
Cigna Corp	18,186		858
Coventry Health Care Inc	8,442		352		Leisure Products & Services - 0.19%
DaVita Inc (a)	5,369		556		Carnival Corp	28,202		1,028
Humana Inc	10,199		715		Harley-Davidson Inc	14,373		609
Laboratory Corp of America Holdings (a)	6,048		559					$1,637
Quest Diagnostics Inc	10,012		635		Lodging - 0.28%
Tenet Healthcare Corp (a)	26,282		165		Marriott International Inc/DE	15,878		621
UnitedHealth Group Inc	65,129		3,609		Starwood Hotels & Resorts Worldwide Inc	12,391		718
WellPoint Inc	20,508		1,190		Wyndham Worldwide Corp	8,967		471
			$9,474		Wynn Resorts Ltd	5,008		578
Holding Companies - Diversified - 0.03%								$2,388
Leucadia National Corp	12,494		284		Machinery - Construction & Mining - 0.46%
					Caterpillar Inc	41,199		3,545
Home Builders - 0.12%					Joy Global Inc	6,677		374
DR Horton Inc	17,519		362					$3,919
Lennar Corp	10,268		357		Machinery - Diversified - 0.60%
Pulte Group Inc (a)	21,298		330
					Cummins Inc	11,168		1,030
			$1,049		Deere & Co	24,701		2,038
Home Furnishings - 0.07%					Flowserve Corp	3,225		412
Harman International Industries Inc	4,236		196		Rockwell Automation Inc	8,902		619
Whirlpool Corp	4,891		405		Roper Industries Inc	6,168		678
			$601		Xylem Inc/NY	11,705		294
								$5,071
Housewares - 0.04%
Newell Rubbermaid Inc	18,214		348		Media - 3.26%
					Cablevision Systems Corp	13,609		216
					CBS Corp	37,539		1,364
Insurance - 3.59%					Comcast Corp - Class A	168,755		6,036
ACE Ltd	21,385		1,617		DIRECTV (a)	39,596		2,077
Aflac Inc	29,532		1,414		Discovery Communications Inc - A Shares (a)	15,587		929
Allstate Corp/The	30,583		1,211		Gannett Co Inc	14,595		259
American International Group Inc (a)	73,552		2,412		McGraw-Hill Cos Inc/The	17,671		965
Aon PLC	20,333		1,063		News Corp - Class A	128,398		3,149
Assurant Inc	5,114		191		Scripps Networks Interactive Inc	5,450		334
Berkshire Hathaway Inc - Class B (a)	115,653		10,201		Time Warner Cable Inc	19,321		1,837
Chubb Corp/The	16,766		1,279		Time Warner Inc	59,846		2,713
Cincinnati Financial Corp	9,225		349		Viacom Inc	29,857		1,600
Genworth Financial Inc (a)	31,005		162		Walt Disney Co/The	113,158		5,916
Hartford Financial Services Group Inc	27,485		534		Washington Post Co/The	286		104
Lincoln National Corp	17,607		426					$27,499
Loews Corp	19,710		813
Marsh & McLennan Cos Inc	34,320		1,164		Metal Fabrication & Hardware - 0.18%
MetLife Inc	66,992		2,309		Precision Castparts Corp	9,167		1,497
Progressive Corp/The	35,344		733
Prudential Financial Inc	29,389		1,602		Mining - 0.61%
Torchmark Corp	6,016		309		Alcoa Inc	67,285		595
Travelers Cos Inc/The	24,303		1,659		Freeport-McMoRan Copper & Gold Inc	59,866		2,370
Unum Group	17,667		340		Newmont Mining Corp	31,291		1,753
XL Group PLC	19,280		463		Titanium Metals Corp	4,637		59
			$30,251		Vulcan Materials Co	8,160		386
								$5,163

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing - 3.28%				Pharmaceuticals (continued)
3M Co	40,111	$3,707		Allergan Inc/United States	19,395		$1,776
Cooper Industries PLC	10,083	757		AmerisourceBergen Corp	15,870		614
Danaher Corp	36,837	2,031		Bristol-Myers Squibb Co	105,890		3,574
Dover Corp	11,529	686		Cardinal Health Inc	21,511		838
Eaton Corp	21,291	1,006		Eli Lilly & Co	64,402		3,053
General Electric Co	665,908	15,123		Express Scripts Holding Co (a)	51,131		3,204
Illinois Tool Works Inc	27,201	1,618		Forest Laboratories Inc (a)	14,746		525
Ingersoll-Rand PLC	18,080	810		Johnson & Johnson	173,877		11,982
Leggett & Platt Inc	8,867	222		McKesson Corp	14,884		1,280
Pall Corp	7,328	465		Mead Johnson Nutrition Co	12,851		942
Parker Hannifin Corp	9,425	788		Merck & Co Inc	192,077		8,663
Textron Inc	17,718	464		Mylan Inc/PA (a)	25,598		625
		$27,677		Perrigo Co	5,543		644
				Pfizer Inc (b)	471,074		11,706
Office & Business Equipment - 0.09%				Watson Pharmaceuticals Inc (a)	8,050		686
Pitney Bowes Inc	12,654	175					$56,898
Xerox Corp	82,441	605
		$780		Pipelines - 0.53%
				Kinder Morgan Inc/Delaware	35,977		1,278
Oil & Gas - 8.78%				ONEOK Inc	12,932		625
Anadarko Petroleum Corp	31,513	2,203		Spectra Energy Corp	41,174		1,209
Apache Corp	24,673	2,133		Williams Cos Inc/The	39,509		1,381
Cabot Oil & Gas Corp	13,243	595					$4,493
Chesapeake Energy Corp	32,732	618
Chevron Corp	123,745	14,424		Publicly Traded Investment Fund - 0.42%
ConocoPhillips	76,597	4,380		iShares S&P 500 Index Fund/US	24,260		3,503
Denbury Resources Inc (a)	24,671	399
Devon Energy Corp	23,725	1,435		Real Estate - 0.04%
Diamond Offshore Drilling Inc	4,384	288		CBRE Group Inc(a)	19,044		351
Ensco PLC	14,634	798
EOG Resources Inc	17,029	1,908
EQT Corp	9,434	557		REITS - 2.01%
Exxon Mobil Corp	291,111	26,622		American Tower Corp	24,921		1,779
Helmerich & Payne Inc	6,666	317		Apartment Investment & Management Co	9,179		239
Hess Corp	18,738	1,007		AvalonBay Communities Inc	6,112		831
Marathon Oil Corp	44,462	1,315		Boston Properties Inc	9,508		1,052
Marathon Petroleum Corp	21,335	1,165		Equity Residential	18,984		1,092
Murphy Oil Corp	11,639	625		HCP Inc	27,089		1,205
Nabors Industries Ltd (a)	18,314	257		Health Care REIT Inc	16,043		926
Newfield Exploration Co (a)	8,513	267		Host Hotels & Resorts Inc	45,571		731
Noble Corp	15,931	570		Kimco Realty Corp	25,665		520
Noble Energy Inc	11,215	1,040		Plum Creek Timber Co Inc	10,187		447
Occidental Petroleum Corp	51,080	4,396		Prologis Inc	29,053		1,018
Phillips 66	39,538	1,833		Public Storage	9,089		1,265
Pioneer Natural Resources Co	7,759	810		Simon Property Group Inc	19,130		2,904
QEP Resources Inc	11,211	355		Ventas Inc	18,628		1,160
Range Resources Corp	10,247	716		Vornado Realty Trust	10,664		864
Rowan Cos PLC (a)	7,833	265		Weyerhaeuser Co	33,915		886
Southwestern Energy Co (a)	21,958	764					$16,919
Sunoco Inc	6,605	309
Tesoro Corp	8,816	369		Retail - 6.05%
Valero Energy Corp	34,788	1,102		Abercrombie & Fitch Co	5,208		177
				AutoNation Inc (a)	2,436		106
WPX Energy Inc (a)	12,553	208
				AutoZone Inc (a)	2,361		873
		$74,050		Bed Bath & Beyond Inc (a)	14,641		922
Oil & Gas Services - 1.54%				Best Buy Co Inc	16,774		288
Baker Hughes Inc	27,721	1,254		Big Lots Inc (a)	3,756		111
Cameron International Corp (a)	15,532	871		CarMax Inc (a)	14,401		408
FMC Technologies Inc (a)	15,034	696		Chipotle Mexican Grill Inc (a)	1,998		634
Halliburton Co	58,510	1,971		Costco Wholesale Corp	27,266		2,730
National Oilwell Varco Inc	26,893	2,155		CVS Caremark Corp	80,235		3,885
Schlumberger Ltd	83,691	6,053		Darden Restaurants Inc	8,087		451
		$13,000		Dollar Tree Inc (a)	14,526		701
				Family Dollar Stores Inc	6,117		406
Packaging & Containers - 0.12%				GameStop Corp	7,784		164
Ball Corp	9,758	413		Gap Inc/The	18,805		673
Bemis Co Inc	6,514	205		Home Depot Inc/The	95,069		5,739
Owens-Illinois Inc (a)	10,410	195
				JC Penney Co Inc	8,981		218
Sealed Air Corp	11,020	170		Kohl's Corp	13,606		697
		$983		Lowe's Cos Inc	71,931		2,175
Pharmaceuticals - 6.75%				Ltd Brands Inc	15,045		741
Abbott Laboratories	98,972	6,786		Macy's Inc	25,386		955

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)				Telecommunications (continued)
McDonald's Corp	63,598	$5,835		Sprint Nextel Corp (a)	189,223	$1,045
Nordstrom Inc	9,634	532		Verizon Communications Inc	179,668	8,187
O'Reilly Automotive Inc (a)	7,498	627		Windstream Corp	37,083	375
Ross Stores Inc	14,122	912				$36,268
Staples Inc	43,035	496
Starbucks Corp	47,930	2,432		Textiles - 0.03%
Target Corp	41,301	2,621		Cintas Corp	6,783	281
Tiffany & Co	7,507	465
TJX Cos Inc	46,423	2,079		Toys, Games & Hobbies - 0.12%
Urban Outfitters Inc (a)	6,884	259		Hasbro Inc	7,310	279
Walgreen Co	54,054	1,970		Mattel Inc	21,501	763
Wal-Mart Stores Inc	105,997	7,823				$1,042
Yum! Brands Inc	28,749	1,907
		$51,012		Transportation - 1.45%
				CH Robinson Worldwide Inc	10,184	596
Savings & Loans - 0.06%				CSX Corp	65,588	1,361
Hudson City Bancorp Inc	29,977	239		Expeditors International of Washington Inc	13,278	483
People's United Financial Inc	22,153	269		FedEx Corp	18,417	1,558
		$508		Norfolk Southern Corp	20,151	1,282
Semiconductors - 2.73%				Ryder System Inc	3,224	126
Advanced Micro Devices Inc (a)	37,930	128		Union Pacific Corp	29,869	3,546
Altera Corp	20,176	686		United Parcel Service Inc	45,334	3,245
Analog Devices Inc	18,851	739				$12,197
Applied Materials Inc	78,044	871		TOTAL COMMON STOCKS		$815,390
Broadcom Corp	32,434	1,122			Maturity
First Solar Inc (a)	3,785	84		REPURCHASE AGREEMENTS - 2.08%	Amount (000's)	Value (000's)
Intel Corp	315,521	7,156		Banks - 2.08%
KLA-Tencor Corp	10,502	501		Investment in Joint Trading Account; Credit	$4,505	$4,505
Lam Research Corp (a)	11,497	365		Suisse Repurchase Agreement; 0.18%
Linear Technology Corp	14,522	462		dated 09/28/2012 maturing 10/01/2012
LSI Corp (a)	35,163	243		(collateralized by US Government
Microchip Technology Inc	12,215	400		Securities; $4,594,639; 3.50% - 10.63%;
Micron Technology Inc (a)	64,172	384		dated 08/15/15 - 08/15/40)
NVIDIA Corp (a)	39,068	521		Investment in Joint Trading Account; Deutsche	3,153	3,153
Qualcomm Inc	107,424	6,713		Bank Repurchase Agreement; 0.20% dated
Teradyne Inc (a)	11,831	168		09/28/2012 maturing 10/01/2012
Texas Instruments Inc	71,754	1,977		(collateralized by US Government
Xilinx Inc	16,534	552		Securities; $3,216,247; 0.00% - 7.50%;
		$23,072		dated 11/30/12 - 01/01/48)
Software - 3.65%				Investment in Joint Trading Account; JP	4,730	4,730
Adobe Systems Inc (a)	31,014	1,007		Morgan Repurchase Agreement; 0.18%
Akamai Technologies Inc (a)	11,182	428		dated 09/28/2012 maturing 10/01/2012
Autodesk Inc (a)	14,310	478		(collateralized by US Government
BMC Software Inc (a)	9,252	384		Securities; $4,824,371; 4.38% - 11.25%;
CA Inc	21,594	556		dated 02/15/15 - 11/15/39)
Cerner Corp (a)	9,176	710		Investment in Joint Trading Account; Merrill	5,180	5,180
Citrix Systems Inc (a)	11,791	903		Lynch Repurchase Agreement; 0.13%
Dun & Bradstreet Corp/The	2,831	225		dated 09/28/2012 maturing 10/01/2012
Electronic Arts Inc (a)	20,080	255		(collateralized by US Government
Fidelity National Information Services Inc	15,793	493		Securities; $5,283,835; 0.00% - 5.50%;
Fiserv Inc (a)	8,556	633		dated 11/30/12 - 07/15/36)
Intuit Inc	17,409	1,025				$17,568
Microsoft Corp	475,840	14,171		TOTAL REPURCHASE AGREEMENTS		$17,568
Oracle Corp	240,179	7,563		Total Investments		$832,958
Red Hat Inc (a)	12,173	693		Other Assets in Excess of Liabilities, Net - 1.25%		$10,540
Salesforce.com Inc (a)	8,065	1,231		TOTAL NET ASSETS - 100.00%		$843,498
		$30,755
Telecommunications - 4.30%				(a) Non-Income Producing Security
AT&T Inc	363,830	13,716		(b)	Security or a portion of the security was pledged to cover margin
CenturyLink Inc	39,269	1,586		requirements for futures contracts. At the end of the period, the value of
Cisco Systems Inc	333,625	6,369		these securities totaled $2,577 or 0.31% of net assets.
Corning Inc	93,907	1,235
Crown Castle International Corp (a)	18,481	1,185
Frontier Communications Corp	62,973	309
Harris Corp	7,142	366
JDS Uniphase Corp (a)	14,626	181
Juniper Networks Inc (a)	33,210	568
MetroPCS Communications Inc (a)	19,940	233
Motorola Solutions Inc	18,056	913

See accompanying notes

Schedule of Investments LargeCap S&P 500 Index Account September 30, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		20 .76%
Financial		16 .51%
Technology		14 .56%
Energy		10 .96%
Communications		10 .96%
Industrial		9.56%
Consumer, Cyclical		8.43%
Utilities		3.31%
Basic Materials		3.26%
Exchange Traded Funds		0.41%
Diversified		0.03%
Other Assets in Excess of Liabilities, Net		1.25%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2012	Long	291	$21,102	$20,868	$(234)
Total					$(234)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Account
September 30, 2012 (unaudited)

COMMON STOCKS - 99.32%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.57%				Healthcare - Services - 4.09%
Boeing Co/The	34,359	$2,392		Cigna Corp	39,250		$1,851
General Dynamics Corp	51,063	3,376		HCA Holdings Inc	81,961		2,725
		$5,768		UnitedHealth Group Inc	82,704		4,583
Banks - 14.00%							$9,159
Bank of America Corp	371,026	3,276		Home Builders - 1.02%
Citigroup Inc	68,228	2,232		Pulte Group Inc (a)	146,908		2,277
Fifth Third Bancorp	175,648	2,724
Goldman Sachs Group Inc/The	18,809	2,138
JP Morgan Chase & Co	171,553	6,945		Insurance - 7.00%
				Allstate Corp/The	110,151		4,363
US Bancorp	169,987	5,831		Berkshire Hathaway Inc - Class B (a)	40,100		3,537
Wells Fargo & Co	238,029	8,219		MetLife Inc	44,937		1,549
		$31,365		Protective Life Corp	62,655		1,642
Biotechnology - 0.88%				Prudential Financial Inc	84,445		4,603
Amgen Inc	23,391	1,972					$15,694
				Internet - 2.17%
Chemicals - 2.47%				Expedia Inc	25,960		1,501
CF Industries Holdings Inc	16,726	3,717		IAC/InterActiveCorp	64,594		3,363
LyondellBasell Industries NV	35,300	1,824					$4,864
		$5,541		Media - 2.66%
Commercial Services - 0.52%				Comcast Corp - Class A	166,773		5,966
H&R Block Inc	66,995	1,161
				Mining - 1.53%
Computers - 2.56%				Freeport-McMoRan Copper & Gold Inc	86,614		3,428
Accenture PLC - Class A	22,577	1,581
Apple Inc	4,550	3,036
EMC Corp/MA (a)	41,378	1,129		Miscellaneous Manufacturing - 2.76%
				General Electric Co (b)	272,615		6,191
		$5,746
Consumer Products - 0.88%				Oil & Gas - 17.63%
Jarden Corp	37,250	1,968		Chevron Corp	98,519		11,483
				Energen Corp	31,476		1,650
Cosmetics & Personal Care - 0.37%				Exxon Mobil Corp	94,504		8,642
Procter & Gamble Co/The	12,051	836		Hess Corp	49,643		2,667
				Marathon Oil Corp	95,097		2,812
				Marathon Petroleum Corp	65,071		3,552
Distribution & Wholesale - 0.55%				Noble Corp	40,137		1,436
WESCO International Inc (a)	21,738	1,243
				Phillips 66	35,025		1,624
				Pioneer Natural Resources Co	16,345		1,707
Diversified Financial Services - 3.22%				QEP Resources Inc	48,016		1,520
BlackRock Inc	11,647	2,077		Tesoro Corp	57,283		2,400
CBOE Holdings Inc	33,832	995					$39,493
Discover Financial Services	104,143	4,138		Oil & Gas Services - 0.71%
		$7,210		National Oilwell Varco Inc	19,933		1,597
Electric - 5.38%
Ameren Corp	84,482	2,760		Pharmaceuticals - 5.68%
DTE Energy Co	60,209	3,609		Eli Lilly & Co	102,267		4,848
NRG Energy Inc	54,229	1,160		Herbalife Ltd	21,802		1,033
NV Energy Inc	114,990	2,071		Merck & Co Inc	23,922		1,079
Pinnacle West Capital Corp	46,625	2,462		Pfizer Inc	232,018		5,766
		$12,062					$12,726
Electronics - 1.73%				REITS - 2.84%
Tyco International Ltd	68,999	3,882		Essex Property Trust Inc	9,922		1,471
				Simon Property Group Inc	16,510		2,506
Food - 1.99%				Taubman Centers Inc	31,026		2,381
ConAgra Foods Inc	91,784	2,532					$6,358
Kroger Co/The	81,543	1,920		Retail - 5.38%
		$4,452		Dillard's Inc	33,717		2,438
Forest Products & Paper - 1.23%				Foot Locker Inc	63,152		2,242
International Paper Co	75,636	2,747		Lowe's Cos Inc	49,568		1,499
				Macy's Inc	43,898		1,652
				Walgreen Co	62,571		2,280
Gas - 0.42%				Wal-Mart Stores Inc	26,398		1,948
NiSource Inc	36,495	930					$12,059
				Software - 1.72%
				CA Inc	77,681		2,001

See accompanying notes

Schedule of Investments
LargeCap Value Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Software (continued)
Microsoft Corp	62,339	$1,857
		$3,858
Telecommunications - 4.47%
AT&T Inc	119,889	4,520
Cisco Systems Inc	288,385	5,505
		$10,025
Water - 0.89%
American Water Works Co Inc	53,666	1,989
TOTAL COMMON STOCKS		$222,567
	Maturity
REPURCHASE AGREEMENTS - 0.54%	Amount (000's)	Value (000's)
Banks - 0.54%
Investment in Joint Trading Account; Credit	$307	$307
Suisse Repurchase Agreement; 0.18%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $313,524; 3.50% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	215	215
Bank Repurchase Agreement; 0.20% dated
9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $219,466; 0.00% - 7.50%; dated
11/30/12 - 01/01/48)
Investment in Joint Trading Account; JP	323	323
Morgan Repurchase Agreement; 0.18%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $329,200; 4.38% - 11.25%;
dated 02/15/15 - 11/15/39)
Investment in Joint Trading Account; Merrill	353	354
Lynch Repurchase Agreement; 0.13%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $360,552; 0.00% - 5.50%; dated
11/30/12 - 07/15/36)
		$1,199
TOTAL REPURCHASE AGREEMENTS		$1,199
Total Investments		$223,766
Other Assets in Excess of Liabilities, Net - 0.14%		$306
TOTAL NET ASSETS - 100.00%		$224,072
(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,590 or 0.71% of net assets.
Portfolio Summary (unaudited)
Sector		Percent
Financial		27 .59%
Energy		18 .34%
Consumer, Non-cyclical		14 .41%
Communications		9.30%
Industrial		7.06%
Consumer, Cyclical		6.96%
Utilities		6.69%
Basic Materials		5.23%
Technology		4.28%
Other Assets in Excess of Liabilities, Net		0.14%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Account
September 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2012	Long	16	$1,162	$1,147	$(15)
Total					$(15)
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Blend Account
September 30, 2012 (unaudited)

COMMON STOCKS - 99.76%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Advertising - 1.26%				Healthcare - Services (continued)
Lamar Advertising Co (a)	196,205	$7,271		Quest Diagnostics Inc	95,735	$6,072
						$26,472

Banks - 2.44%				Holding Companies - Diversified - 1.45%
CIT Group Inc (a)	184,290	7,259		Leucadia National Corp	368,425	8,382
M&T Bank Corp	71,495	6,804

		$14,063		Insurance - 13.53%
Beverages - 2.67%				Alleghany Corp (a)	9,980	3,442
Beam Inc	100,994	5,811		Aon PLC	169,460	8,861
DE Master Blenders 1753 NV (a)	275,538	3,323		Arch Capital Group Ltd (a)	131,065	5,463
Molson Coors Brewing Co	139,448	6,282		Brown & Brown Inc	267,494	6,973
		$15,416		Fairfax Financial Holdings Ltd	7,500	2,897
				Loews Corp	366,594	15,126
Building Materials - 0.63%				Markel Corp (a)	29,215	13,395
Martin Marietta Materials Inc	43,521	3,607		Marsh & McLennan Cos Inc	170,148	5,773
				Progressive Corp/The	301,310	6,249
Chemicals - 1.67%				White Mountains Insurance Group Ltd	11,933	6,126
Airgas Inc	79,953	6,580		Willis Group Holdings PLC	101,329	3,741
Ecolab Inc	47,121	3,054				$78,046

		$9,634		Internet - 4.33%
Commercial Services - 3.18%				Liberty Interactive Corp (a)	519,357	9,608
Ascent Capital Group Inc (a)	58,969	3,185		Liberty Ventures (a)	39,267	1,949
Iron Mountain Inc	97,783	3,335		VeriSign Inc (a)	275,606	13,420
Live Nation Entertainment Inc (a)	200,811	1,729				$24,977
Macquarie Infrastructure Co LLC	77,544	3,216
Moody's Corp	155,300	6,860		Lodging - 0.68%
		$18,325		Wynn Resorts Ltd	33,938	3,918

Consumer Products - 0.44%				Machinery - Diversified - 0.26%
Clorox Co/The	35,635	2,567		Xylem Inc/NY	58,676	1,476

Distribution & Wholesale - 1.39%				Media - 9.89%
Fastenal Co	74,054	3,184		Discovery Communications Inc - C Shares (a)	256,893	14,396
WW Grainger Inc	23,296	4,854		FactSet Research Systems Inc	23,984	2,313
		$8,038		Liberty Global Inc - A Shares (a)	137,330	8,343
Diversified Financial Services - 2.60%				Liberty Global Inc - B Shares (a)	72,962	4,116
Charles Schwab Corp/The	545,534	6,977		Liberty Media Corp - Liberty Capital (a)	228,222	23,774
LPL Financial Holdings Inc	180,358	5,147		McGraw-Hill Cos Inc/The	74,859	4,087
SLM Corp	182,280	2,866				$57,029
		$14,990		Mining - 1.71%
Electric - 1.74%				Franco-Nevada Corp	167,521	9,875
Brookfield Infrastructure Partners LP	100,940	3,588
Calpine Corp (a)	221,204	3,827
				Miscellaneous Manufacturing - 0.41%
National Fuel Gas Co	48,904	2,643		Donaldson Co Inc	68,210	2,368
		$10,058

Electronics - 2.77%				Oil & Gas - 3.81%
Gentex Corp/MI	342,822	5,831		Cimarex Energy Co	66,127	3,872
Sensata Technologies Holding NV (a)	134,278	3,997		EOG Resources Inc	58,065	6,506
Tyco International Ltd	108,792	6,121		EQT Corp	52,080	3,073
		$15,949		Marathon Petroleum Corp	98,595	5,382
				Nabors Industries Ltd (a)	223,207	3,131
Entertainment - 0.56%
International Game Technology	246,002	3,220				$21,964
				Pharmaceuticals - 1.54%
Environmental Control - 0.50%				Mead Johnson Nutrition Co	30,571	2,240
				Valeant Pharmaceuticals International Inc (a)	120,176	6,642
Covanta Holding Corp	166,892	2,864
						$8,882

Healthcare - Products - 3.52%				Pipelines - 4.33%
Becton Dickinson and Co	89,508	7,032		Kinder Morgan Inc/Delaware	275,558	9,788
CR Bard Inc	73,449	7,687		Kinder Morgan Inc/Delaware - Warrants (a)	102,399	357
DENTSPLY International Inc	146,628	5,592		Williams Cos Inc/The	424,732	14,853
		$20,311				$24,998

Healthcare - Services - 4.59%				Private Equity - 0.77%
Coventry Health Care Inc	155,969	6,502		Onex Corp	112,056	4,422
Laboratory Corp of America Holdings (a)	150,294	13,898

See accompanying notes

Schedule of Investments
MidCap Blend Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Real Estate - 5.16%
Brookfield Asset Management Inc	494,156		$17,053
CBRE Group Inc (a)	235,441		4,335
Forest City Enterprises Inc (a)	375,808		5,957
Howard Hughes Corp/The (a)	33,658		2,391
			$29,736

REITS - 1.61%
General Growth Properties Inc	323,846		6,308
Vornado Realty Trust	36,567		2,964
			$9,272

Retail - 10.33%
AutoZone Inc (a)	20,627		7,625
Burger King Worldwide Inc (a)	399,944		5,575
CarMax Inc (a)	129,459		3,664
Copart Inc (a)	173,258		4,805
Dollar General Corp (a)	129,595		6,679
O'Reilly Automotive Inc (a)	195,143		16,318
TJX Cos Inc	333,352		14,931
			$59,597

Savings & Loans - 0.20%
BankUnited Inc	47,209		1,162

Semiconductors - 1.41%
Microchip Technology Inc	249,169		8,158

Software - 2.58%
Fidelity National Information Services Inc	216,678		6,765
Intuit Inc	137,490		8,095
			$14,860

Telecommunications - 4.39%
Crown Castle International Corp (a)	119,374		7,652
EchoStar Corp (a)	159,625		4,575
Motorola Solutions Inc	188,732		9,540
SBA Communications Corp (a)	56,502		3,554
			$25,321

Textiles - 0.96%
Mohawk Industries Inc (a)	69,187		5,536

Transportation - 0.45%
Expeditors International of Washington Inc	70,819		2,575

TOTAL COMMON STOCKS			$575,339
Total Investments			$575,339
Other Assets in Excess of Liabilities, Net - 0.24%			$1,404
TOTAL NET ASSETS - 100.00%			$576,743

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			26 .31%
Communications			19 .87%
Consumer, Non-cyclical			15 .94%
Consumer, Cyclical			13 .92%
Energy			8.14%
Industrial			5.02%
Technology			3.99%
Basic Materials			3.38%
Utilities			1.74%
Diversified			1.45%
Other Assets in Excess of Liabilities, Net			0.24%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Money Market Account
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 3.98%		Shares Held	Value (000	's)		Principal
Publicly Traded Investment Fund - 3.98%					BONDS (continued)	Amount (000's)	Value (000	's)
BlackRock Liquidity Funds TempFund		3,650,000	$3,650		Other Asset Backed Securities (continued)
Portfolio					GE Equipment Small Ticket LLC Series 2011-2
DWS Money Market Series		3,320,000	3,320
STIT - Liquid Assets Portfolio		5,120,000	5,120		0.51%, 11/21/2012(a),(b)	$31	$31
			$12,090		GE Equipment Transportation LLC Series
TOTAL INVESTMENT COMPANIES			$12,090		2012-1
		Principal			0.39%, 3/22/2013(a)	301	301
BONDS- 10.71%		Amount (000's)	Value (000	's)	John Deere Owner Trust
					0.38%, 3/15/2013(a)	321	321
Automobile Asset Backed Securities - 5.05%					Volvo Financial Equipment LLC
Ally Auto Receivables Trust 2012-3					0.35%, 3/15/2013(a),(b)	490	490
0.34%, 6/17/2013(a)		$970	$970
							$4,800
Ally Auto Receivables Trust 2012-SN1
0.25%, 9/20/2013(a)		1,600	1,600		Retail - 0.36%
AmeriCredit Automobile Receivables Trust					Target Corp
0.30%, 9/9/2013(a)		1,600	1,600		0.49%, 1/11/2013(a)	1,100	1,100
Enterprise Fleet Financing LLC
0.33%, 9/20/2013(a),(b)		1,700	1,700		TOTAL BONDS		$32,528
Ford Credit Auto Lease Trust						Principal
0.36%, 3/15/2013(a),(b)		141	141		MUNICIPAL BONDS - 9.08%	Amount (000's)	Value (000	's)
Honda Auto Receivables Owner Trust
0.41%, 3/15/2013(a)		461	461		California - 0.43%
Hyundai Auto Lease Securitization Trust					California Statewide Communities
2011	-A				Development Authority FANNIE MAE
0.38%, 6/17/2013(b)		888	888		0.23%, 10/5/2012	$750	$750
Hyundai Auto Receivables Trust					San Jose Redevelopment Agency JP
0.29%, 7/15/2013(a)		900	900		MORGAN CHASE & CO
Mercedes-Benz Auto Lease Trust 2012-A					0.18%, 10/5/2012	565	565
0.34%, 4/15/2013(a)		222	222				$1,315
Mercedes-Benz Auto Receivables Trust					Colorado - 0.53%
0.23%, 9/16/2013(a)		2,300	2,300		City of Colorado Springs CO Utilities System
Navistar Financial 2012-A Owner Trust					Revenue BANK OF AMERICA
0.43%, 7/18/2013(a),(b)		1,119	1,119		0.21%, 10/5/2012	1,600	1,600
Nissan Auto Receivables Owner Trust
0.26%, 8/15/2013		1,287	1,286
Santander Drive Auto Receivables Trust 2012-4					Connecticut - 0.58%
					Connecticut Housing Finance
0.43%, 7/15/2013		742	742		Authority FEDERAL HOME LOAN BANK
Wheels SPV LLC					0.18%, 10/5/2012	1,780	1,780
0.50%, 5/20/2013(a),(b)		580	580
World Omni Automobile Lease Securitization					Illinois - 0.20%
Trust					Memorial Health System/IL JP MORGAN
0.33%, 6/17/2013(a)		819	819		CHASE & CO
			$15,328		0.21%, 10/5/2012	600	600
Banks- 1.91%
JP Morgan Chase Bank NA					Indiana - 0.13%
0.34%, 10/21/2013(a)		2,000	2,000		Ball State University Foundation Inc US
0.47%, 7/9/2013(a)		2,000	2,000		BANK
Wells Fargo Bank NA					0.26%, 10/1/2012	400	400
0.44%, 10/22/2013(a)		1,800	1,800
			$5,800		Iowa- 0.33%
Diversified Financial Services - 1.15%					Iowa Finance Authority FHLB 100%,
MetLife Inc					FANNIE MAE 78.25% AND GINNE MAE
0.63%, 8/16/2013(a),(c)		2,000	2,000		21.75%
Toyota Motor Credit Corp					0.18%, 10/5/2012	1,000	1,000
0.66%, 10/18/2012(a)		1,500	1,500
			$3,500		Minnesota - 0.04%
Insurance - 0.66%					Minnesota Housing Finance Agency STATE
New York Life Global					STREET BANK & TRUST
0.45%, 7/26/2013(a),(c)		2,000	2,000		0.21%, 10/5/2012	110	110
Other Asset Backed Securities - 1.58%					New Mexico - 0.49%
CIT Equipment Collateral					City of Las Cruces NM WELLS FARGO
0.44%, 4/22/2013(a),(b)		826	826		0.21%, 10/5/2012	300	300
CNH Equipment Trust					Village of Los Lunas NM WELLS FARGO
0.38%, 7/12/2013		1,132	1,131		0.21%, 10/5/2012	1,200	1,200
GE Equipment Midticket LLC							$1,500
0.23%, 8/22/2013		1,700	1,700

See accompanying notes

Schedule of Investments
Money Market Account
September 30, 2012 (unaudited)

	Principal			REPURCHASE AGREEMENTS	Maturity
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)	(continued)	Amount (000's)	Value (000	's)
New York - 3.80%				Banks (continued)
Housing Development Corp/NY FANNIE				Goldman Sachs Repurchase Agreement;	$11,000	$11,000
MAE				0.20% dated 9/28/2012 maturing 10/1/2012
0.18%, 10/5/2012	$2,350	$2,350		(collateralized by US Government Security;
Housing Development Corp/NY FREDDIE				$11,220,000 ; 4.00%; dated 09/06/13)
MAC				Merrill Lynch Repurchase Agreement; 0.13%	5,000	5,000
0.20%, 10/5/2012	1,720	1,720		dated 9/28/2012 maturing 10/1/2012
Housing Development				(collateralized by US Government Security;
Corp/NY LANDESBANK HESSEN				$5,100,000 ; 1.88%; dated 08/15/22)
THUERINGEN						$25,000
0.21%, 10/5/2012	2,000	2,000		TOTAL REPURCHASE AGREEMENTS		$25,000
New York State Housing Finance					Principal
Agency FANNIE MAE				COMMERCIAL PAPER - 67.44%	Amount (000's)	Value(000	's)
0.18%, 10/5/2012	900	900
0.22%, 10/5/2012	1,560	1,560		Automobile Manufacturers - 0.69%
0.26%, 10/5/2012	1,700	1,700		Toyota Motor Credit Corp
New York State Housing Finance				0.37%, 10/15/2012	$2,100	$2,100
Agency FREDDIE MAC
0.18%, 10/5/2012	1,300	1,300		Banks- 24.86%
		$11,530		Bank of Tokyo-Mitsubishi UFJ Ltd/New York
North Carolina - 0.39%				NY
City of Raleigh NC WACHOVIA BANK NA				0.31%, 12/7/2012	2,000	1,999
0.21%, 10/5/2012	840	840		Commonwealth Bank of Australia
				0.18%, 11/30/2012(b),(d)	1,900	1,899
Rowan County Industrial Facilities & Pollution				0.31%, 2/11/2013(b),(d)	2,000	1,998
Control Financing Authority WELLS FARGO
0.26%, 10/5/2012	350	350		Credit Suisse/New York NY
		$1,190		0.24%, 12/5/2012	2,000	1,999
				0.33%, 10/12/2012	2,000	2,000
Ohio- 0.33%				DNB Bank ASA
Ohio Higher Educational Facility				0.17%, 11/21/2012(b),(d)	1,600	1,600
Commission US BANK				HSBC USA Inc
0.18%, 10/5/2012	1,000	1,000		0.25%, 12/20/2012	1,500	1,499
				0.28%, 11/30/2012	2,000	1,999
				0.30%, 11/20/2012	2,200	2,199
Pennsylvania - 0.56%				KFW REPUBLIC OF GERMANY
Luzerne County Industrial Development				0.20%, 10/3/2012(b),(d)	2,000	2,000
Authority WELLS FARGO				0.21%, 10/19/2012(b),(d)	2,000	2,000
0.26%, 10/5/2012	955	955		Manhattan Asset Funding Co LLC
Montgomery County Industrial Development				0.20%, 10/24/2012 (b)	1,800	1,800
Authority/PA JP MORGAN CHASE & CO				0.21%, 10/10/2012(b)	1,900	1,900
0.37%, 10/5/2012	750	750		0.21%, 10/16/2012(b)	2,000	2,000
		$1,705		0.21%, 10/17/2012(b)	1,800	1,800
Rhode Island - 0.33%				Mitsubishi UFJ Trust & Banking Corp/NY
Rhode Island Student Loan Authority STATE				0.33%, 11/27/2012(b)	2,000	1,999
STREET BANK & TRUST				0.33%, 12/3/2012(b)	2,000	1,999
0.16%, 10/5/2012(a)	1,000	1,000		Mizuho Funding LLC MIZUHO CORP
				BANK
				0.31%, 12/14/2012(b)	2,200	2,198
Texas- 0.53%				0.33%, 11/6/2012(b)	2,000	1,999
South Central Texas Industrial Development				0.35%, 10/15/2012(b)	1,800	1,800
Corp JP MORGAN CHASE & CO				National Australia Funding Delaware
0.18%, 10/5/2012	1,600	1,600		Inc NATIONAL AUSTRALIA BANK
				0.33%, 11/13/2012(b)	1,700	1,699
Washington - 0.41%				0.36%, 1/14/2013(b)	2,000	1,998
Washington State Housing Finance				Oversea-Chinese Banking Corp Ltd
Commission BANK OF AMERICA				0.20%, 10/22/2012(d)	2,000	2,000
0.32%, 10/5/2012	455	455		0.22%, 11/2/2012(d)	2,000	2,000
Washington State Housing Finance				0.22%, 11/20/2012(d)	2,000	1,999
Commission WELLS FARGO				Skandinaviska Enskilda Banken AB
0.26%, 10/5/2012	800	800		0.28%, 12/12/2012(b),(d)	2,000	1,999
		$1,255		0.29%, 12/17/2012(b),(d)	2,100	2,099
TOTAL MUNICIPAL BONDS		$27,585		Societe Generale North America
	Maturity			Inc SOCIETE GENERALE
REPURCHASE AGREEMENTS - 8.23%	Amount (000's)	Value (000	's)	0.21%, 10/4/2012	2,000	2,000
				Standard Chartered Bank/New York
Banks- 8.23%				0.30%, 10/2/2012(b)	2,000	2,000
Deutsche Bank Repurchase Agreement; 0.20%	$9,000	$9,000		0.38%, 10/23/2012(b)	2,000	1,999
dated 9/28/2012 maturing 10/1/2012				0.38%, 11/9/2012(b)	2,000	1,999
(collateralized by US Government Security;				Sumitomo Mitsui Banking Corp
$9,180,000 ; 0.38%; dated 11/27/13)				0.33%, 10/30/2012(b),(d)	2,500	2,499

See accompanying notes

Schedule of Investments
Money Market Account
September 30, 2012 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000	's)

Banks (continued)				Diversified Financial Services (continued)
Sumitomo Mitsui Banking Corp (continued)				Nieuw Amsterdam Receivables Corp
0.34%, 10/11/2012(b),(d)	$2,000	$2,000		0.20%, 11/9/2012(b)	$2,200	$2,199
0.34%, 10/17/2012(b),(d)	1,500	1,500		0.22%, 10/5/2012(b)	1,750	1,750
Union Bank NA				0.22%, 10/19/2012(b)	1,700	1,700
0.25%, 11/19/2012	2,000	1,999		0.28%, 10/9/2012(b)	2,000	2,000
0.28%, 10/17/2012	2,200	2,200		Rabobank USA Financial Corp RABOBANK
0.29%, 10/9/2012	2,000	2,000		NEDERLAND
0.29%, 10/12/2012	1,330	1,330		0.20%, 11/5/2012	2,000	1,999
Westpac Banking Corp				River Fuel Co No 2 Inc BANK OF NOVA
0.33%, 11/14/2012(b),(d)	1,500	1,499		SCOTIA
		$75,506		0.15%, 10/31/2012	2,000	2,000
				River Fuel Funding Co #3 BANK OF NOVA
Beverages - 1.32%				SCOTIA
Anheuser-Busch InBev Worldwide				0.19%, 10/31/2012	2,000	2,000
Inc ANHEUSER-BUSCH INBEV SA/NV				UOB Funding LLC UNITED OVERSEAS
ANHEUSER-BUSCH COMPANIES,				BANK LTD
INC., BRANDBREW S.A., COBREW				0.22%, 1/28/2013	1,800	1,799
NV/SA				0.25%, 11/26/2012	1,300	1,299
0.25%, 10/23/2012(b)	2,000	2,000
0.25%, 11/5/2012(b)	2,000	1,999		0.26%, 1/24/2013	2,000	1,998
				0.30%, 2/25/2013	2,000	1,997
		$3,999				$73,734

Consumer Products - 2.43%				Electric - 4.97%
Reckitt Benckiser Treasury Services				GDF Suez
PLC RECKITT BENCKISER GROUP				0.25%, 10/3/2012(b)	2,000	2,000
0.30%, 10/25/2012(b)	1,800	1,800
				0.25%, 10/5/2012(b)	2,000	2,000
0.34%, 11/26/2012(b)	2,000	1,999
				0.25%, 11/1/2012(b)	2,000	1,999
0.40%, 11/1/2012(b)	1,500	1,499
				0.26%, 10/22/2012(b)	1,500	1,500
0.50%, 12/3/2012(b)	2,100	2,098
				Oglethorpe Power Corp
		$7,396		0.30%, 10/1/2012(b)	2,000	2,000
Diversified Financial Services - 24.27%				0.35%, 10/29/2012(b)	2,000	1,999
Alpine Securitization Corp				0.40%, 10/17/2012(b)	2,000	2,000
0.19%, 10/18/2012(b)	2,500	2,500		Southern Co Funding Corp
0.19%, 10/30/2012(b)	1,600	1,600		0.17%, 10/29/2012(b)	1,600	1,600
0.21%, 10/10/2012(b)	2,300	2,300				$15,098
BNP Paribas Finance Inc BNP PARIBAS				Insurance - 1.32%
0.18%, 10/11/2012	2,000	2,000		Prudential Funding LLC PRUDENTIAL
Bryant Park Funding LLC				FINANCIAL INC
0.18%, 10/12/2012(b)	2,200	2,200
0.18%, 10/15/2012(b)	2,000	2,000		0.19%, 10/5/2012	2,000	2,000
0.18%, 10/22/2012(b)	2,300	2,300		Prudential PLC
				0.35%, 12/7/2012(b)	2,000	1,999
Collateralized Commercial Paper Co LLC						$3,999
0.27%, 11/29/2012	2,000	1,999
0.28%, 11/13/2012	2,000	1,999		Mining - 0.63%
Dealer Capital Access Trust LLC				BHP Billiton Finance USA Ltd BHP
0.37%, 10/1/2012	2,000	2,000		BILLITON LTD
0.37%, 10/5/2012	1,700	1,700		0.15%, 10/1/2012(b)	1,900	1,900
0.37%, 10/12/2012	1,400	1,400
0.38%, 10/2/2012	2,000	2,000
Fairway Finance LLC				Miscellaneous Manufacturing - 0.66%
0.19%, 10/16/2012(b)	2,000	2,000		Danaher Corp
				0.15%, 10/30/2012(b)	2,000	2,000
0.19%, 10/24/2012(b)	1,300	1,300
0.19%, 10/29/2012(b)	2,000	2,000
0.22%, 10/16/2012(b)	1,500	1,500		Oil & Gas - 2.60%
Gotham Funding Corp				Motiva Enterprises LLC
0.23%, 10/1/2012(b)	1,900	1,900		0.17%, 10/1/2012	2,000	2,000
0.27%, 10/10/2012(b)	2,000	2,000		0.18%, 10/2/2012	2,200	2,200
0.27%, 12/4/2012(b)	2,000	1,999		Total Capital Canada Ltd TOTAL SA
ING US Funding LLC ING BANK				0.18%, 10/11/2012(b)	1,700	1,700
0.23%, 10/31/2012	2,300	2,299		0.25%, 10/26/2012(b)	2,000	1,999
0.29%, 12/12/2012	2,000	1,999				$7,899
Jupiter Securitization Co LLC
0.17%, 10/9/2012(b)	2,000	2,000		Supranational Bank - 2.50%
Liberty Street Funding LLC				Corp Andina de Fomento
				0.28%, 10/4/2012(b)	2,000	2,000
0.14%, 10/1/2012(b)	2,000	2,000
				0.34%, 12/11/2012(b)	2,100	2,099
0.20%, 11/6/2012(b)	2,000	1,999
				0.36%, 11/8/2012(b)	2,000	1,999
Market Street Funding LLC				0.37%, 11/15/2012(b)	1,500	1,499
0.21%, 10/24/2012(b)	2,000	2,000
0.22%, 11/13/2012(b)	2,000	1,999				$7,597

See accompanying notes

Schedule of Investments
Money Market Account
September 30, 2012 (unaudited)

	Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000 's)
Telecommunications - 1.19%
Telstra Corp Ltd
0.22%, 10/15/2012(b)	$2,000	$2,000
0.23%, 10/19/2012(b)	1,625	1,625
		$3,625
TOTAL COMMERCIAL PAPER		$204,853
	Principal
CERTIFICATE OF DEPOSIT - 0.46%	Amount (000's)	Value (000 's)
Banks - 0.46%
Bank of Nova Scotia/Houston
0.52%, 10/11/2013(a),(d)	1,400	1,400
TOTAL CERTIFICATE OF DEPOSIT		$1,400
Total Investments		$303,456
Other Assets in Excess of Liabilities, Net - 0.10%		$289
TOTAL NET ASSETS - 100.00%		$303,745

(a)	Variable Rate. Rate shown is in effect at September 30, 2012.
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $144,617 or 47.61% of net assets.
(c) Security is Illiquid
(d)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)
Sector		Percent
Financial		62 .86%
Insured		9.08%
Asset Backed Securities		6.63%
Utilities		4.97%
Exchange Traded Funds		3.98%
Consumer, Non-cyclical		3.75%
Energy		2.60%
Government		2.50%
Communications		1.19%
Consumer, Cyclical		1.05%
Industrial		0.66%
Basic Materials		0.63%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2012 (unaudited)

COMMON STOCKS - 97.67%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Aerospace & Defense - 2.16%			Computers (continued)
Boeing Co/The	29,786	$2,074	EMC Corp/MA (a)	43,850	$1,196
Northrop Grumman Corp	10,219	679	International Business Machines Corp	11,895	2,468
Teledyne Technologies Inc (a)	10,150	643	Mentor Graphics Corp (a)	7,047	109
		$3,396			$7,022
Agriculture - 0.34%			Consumer Products - 1.41%
Archer-Daniels-Midland Co	19,800	538	Clorox Co/The	7,262	523
			Kimberly-Clark Corp	5,235	449
Airlines - 0.58%			Tupperware Brands Corp	11,277	604
Alaska Air Group Inc (a)	17,862	626	WD-40 Co	12,225	644
Cathay Pacific Airways Ltd ADR	34,449	277			$2,220
		$903	Cosmetics & Personal Care - 1.06%
Apparel - 1.22%			Procter & Gamble Co/The	24,096	1,671
Nike Inc	20,163	1,914
			Distribution & Wholesale - 0.53%
Automobile Manufacturers - 0.90%			Pool Corp	19,974	831
Nissan Motor Co Ltd ADR	14,621	249
PACCAR Inc	28,958	1,159	Diversified Financial Services - 2.88%
		$1,408	Ameriprise Financial Inc	8,069	457
			Charles Schwab Corp/The	99,050	1,267
Automobile Parts & Equipment - 0.71%			Franklin Resources Inc	16,565	2,072
Autoliv Inc	5,115	317	T Rowe Price Group Inc	11,575	733
Johnson Controls Inc	29,240	801			$4,529
		$1,118
			Electric - 0.98%
Banks - 5.46%			Duke Energy Corp	11,476	743
City National Corp/CA	9,581	494	Edison International	17,075	780
East West Bancorp Inc	21,243	449	Xcel Energy Inc	600	17
JP Morgan Chase & Co	44,529	1,803			$1,540
PNC Financial Services Group Inc	5,375	339
State Street Corp	17,700	743	Electronics - 1.73%
SVB Financial Group (a)	5,000	302	Electro Scientific Industries Inc	4,999	61
US Bancorp	38,875	1,333	FEI Co	11,596	620
Wells Fargo & Co	83,910	2,897	FLIR Systems Inc	10,900	218
Westamerica Bancorporation	4,675	220	Thermo Fisher Scientific Inc	10,250	603
		$8,580	Trimble Navigation Ltd (a)	11,810	563
			Waters Corp (a)	7,731	644
Beverages - 1.98%					$2,709
Brown-Forman Corp	10,831	707
Coca Cola Hellenic Bottling Co SA ADR(a)	4,018	75	Engineering & Construction - 0.71%
Coca-Cola Co/The	20,750	787	Granite Construction Inc	12,825	368
PepsiCo Inc	21,832	1,545	Jacobs Engineering Group Inc (a)	18,446	746
		$3,114			$1,114
Biotechnology - 1.30%			Environmental Control - 0.47%
Gilead Sciences Inc (a)	21,096	1,399	Darling International Inc (a)	5,102	93
Life Technologies Corp (a)	13,278	649	Energy Recovery Inc (a)	9,396	28
		$2,048	Waste Connections Inc	20,512	621
Building Materials - 0.67%					$742
Apogee Enterprises Inc	23,177	455	Food - 1.99%
Simpson Manufacturing Co Inc	20,736	593	Campbell Soup Co	5,250	183
		$1,048	Dairy Farm International Holdings Ltd ADR	17,876	988
			General Mills Inc	32,445	1,293
Chemicals - 2.10%			Kroger Co/The	19,225	452
CF Industries Holdings Inc	2,020	449	Ralcorp Holdings Inc (a)	2,902	212
EI du Pont de Nemours & Co	1,950	98			$3,128
FMC Corp	15,800	875
International Flavors & Fragrances Inc	13,591	810	Gas - 1.62%
PPG Industries Inc	4,070	467	Northwest Natural Gas Co	1,400	69
Sigma-Aldrich Corp	8,415	606	Sempra Energy	38,250	2,467
		$3,305			$2,536
Commercial Services - 1.01%			Healthcare - Products - 1.39%
Hertz Global Holdings Inc (a)	55,300	759	Becton Dickinson and Co	7,147	562
Robert Half International Inc	14,475	386	Medtronic Inc	13,770	594
TrueBlue Inc (a)	22,074	347	Techne Corp	5,825	419
Weight Watchers International Inc	1,784	94	Varian Medical Systems Inc (a)	9,952	600
		$1,586			$2,175
Computers - 4.47%			Healthcare - Services - 0.51%
Apple Inc	4,870	3,249	DaVita Inc (a)	6,624	686

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Healthcare - Services (continued)			Oil & Gas Services - 0.53%
Health Net Inc (a)	5,380	$121	Natural Gas Services Group Inc (a)	18,960	$283
		$807	Schlumberger Ltd	7,480	541

Insurance - 2.01%					$824
ACE Ltd	5,722	433	Pharmaceuticals - 6.38%
Fidelity National Financial Inc	22,625	484	Abbott Laboratories	26,835	1,840
HCC Insurance Holdings Inc	27,024	916	Allergan Inc/United States	23,463	2,149
MetLife Inc	13,650	470	Bristol-Myers Squibb Co	44,227	1,493
StanCorp Financial Group Inc	10,932	341	Forest Laboratories Inc (a)	7,081	252
XL Group PLC	21,625	520	Johnson & Johnson	22,161	1,527
		$3,164	McKesson Corp	18,524	1,593
			Teva Pharmaceutical Industries Ltd ADR	9,810	406
Internet - 3.35%			VCA Antech Inc (a)	19,617	387
Amazon.com Inc (a)	5,277	1,342
			Watson Pharmaceuticals Inc (a)	4,380	373
eBay Inc (a)	26,761	1,296
Google Inc (a)	3,473	2,620			$10,020
		$5,258	Publicly Traded Investment Fund - 0.71%
			iShares Russell 3000 Index Fund	13,225	1,122
Iron & Steel - 1.02%
Reliance Steel & Aluminum Co	16,135	845
Schnitzer Steel Industries Inc	26,785	754	REITS - 3.60%
		$1,599	Alexandria Real Estate Equities Inc	14,055	1,033
			Annaly Capital Management Inc	7,100	120
Leisure Products & Services - 0.63%			Essex Property Trust Inc	4,658	690
Ambassadors Group Inc	15,594	84	HCP Inc	29,300	1,303
Carnival Corp	15,300	558	Plum Creek Timber Co Inc	9,450	414
Harley-Davidson Inc	8,099	343	Sabra Health Care REIT Inc	6,132	123
		$985	Ventas Inc	5,683	354
Lodging - 0.22%			Weyerhaeuser Co	62,014	1,621
Red Lion Hotels Corp (a)	54,317	340			$5,658
			Retail - 7.04%
Machinery - Construction & Mining - 0.18%			Best Buy Co Inc	5,575	96
Caterpillar Inc	3,310	285	Copart Inc (a)	33,854	939
			Costco Wholesale Corp	28,023	2,806
			CVS Caremark Corp	11,273	546
Machinery - Diversified - 1.39%			Home Depot Inc/The	14,363	867
AGCO Corp (a)	3,350	159	Jack in the Box Inc (a)	8,050	226
Cascade Corp	10,017	549	McDonald's Corp	10,446	958
Deere & Co	17,800	1,468	Nordstrom Inc	26,796	1,479
		$2,176	Starbucks Corp	40,263	2,043
Media - 2.40%			Wal-Mart Stores Inc	9,850	727
Viacom Inc	21,675	1,161	Yum! Brands Inc	5,475	363
Walt Disney Co/The	49,898	2,609			$11,050
		$3,770	Savings & Loans - 0.74%
Metal Fabrication & Hardware - 0.57%			Washington Federal Inc	69,507	1,159
Precision Castparts Corp	5,502	899
			Semiconductors - 3.66%
Mining - 0.67%			Applied Materials Inc	52,587	587
Freeport-McMoRan Copper & Gold Inc	26,735	1,058	Avago Technologies Ltd	12,200	425
			Intel Corp	72,080	1,635
			Lam Research Corp (a)	20,841	663
Miscellaneous Manufacturing - 1.99%			LSI Corp (a)	31,445	217
Aptargroup Inc	10,520	544	Microchip Technology Inc	29,084	952
Crane Co	12,425	496	QLogic Corp (a)	20,500	234
General Electric Co	91,721	2,083	Qualcomm Inc	12,475	780
		$3,123	Supertex Inc (a)	14,027	251
Oil & Gas - 9.93%					$5,744
Apache Corp	24,785	2,143	Shipbuilding - 0.06%
Berry Petroleum Co	3,658	149	Huntington Ingalls Industries Inc (a)	2,410	101
Chevron Corp	37,858	4,413
CNOOC Ltd ADR	2,440	495
Devon Energy Corp	20,985	1,269	Software - 5.34%
			Actuate Corp (a)	33,286	234
Energen Corp	12,650	663	Adobe Systems Inc (a)	38,390	1,246
Exxon Mobil Corp	27,451	2,510	Autodesk Inc (a)	15,100	504
HollyFrontier Corp	9,400	388	BMC Software Inc (a)	6,975	290
Nabors Industries Ltd (a)	18,934	266	Informatica Corp (a)	10,775	375
Occidental Petroleum Corp	27,486	2,365
Total SA ADR	18,625	933	Microsoft Corp	114,811	3,419
			Omnicell Inc (a)	16,541	230
		$15,594
			Oracle Corp	57,634	1,815

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2012 (unaudited)

Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Consumer, Non-cyclical	17 .37%
Software (continued)			Financial	16 .53%
Tyler Technologies Inc (a)	6,414	$282	Technology	13 .47%
		$8,395	Consumer, Cyclical	12 .60%
			Industrial	11 .92%
Telecommunications - 4.13%			Energy	10 .46%
AT&T Inc	58,200	2,194	Communications	9.88%
China Mobile Ltd ADR	19,390	1,073	Basic Materials	3.79%
Cisco Systems Inc	41,668	796	Utilities	2.78%
Corning Inc	46,800	615	Exchange Traded Funds	0.71%
Polycom Inc (a)	25,175	249
			Other Assets in Excess of Liabilities, Net	0.49%
Verizon Communications Inc	34,350	1,565	TOTAL NET ASSETS	100.00%
		$6,492
Toys, Games & Hobbies - 0.77%
Hasbro Inc	8,770	335
Mattel Inc	24,645	874
		$1,209
Transportation - 1.75%
Con-way Inc	8,196	224
Expeditors International of Washington Inc	40,653	1,478
Union Pacific Corp	8,810	1,046
		$2,748
Trucking & Leasing - 0.23%
Greenbrier Cos Inc (a)	22,190	358
Water- 0.19%
California Water Service Group	16,300	304
TOTAL COMMON STOCKS		$153,417
	Maturity
REPURCHASE AGREEMENTS - 1.84%	Amount (000's)	Value (000's)
Banks- 1.84%
Investment in Joint Trading Account; Credit	$741	$741
Suisse Repurchase Agreement; 0.18%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $755,855; 3.50% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	519	519
Bank Repurchase Agreement; 0.20% dated
09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $529,098; 0.00% - 7.50%; dated
11/30/12 - 01/01/48)
Investment in Joint Trading Account; JP	778	778
Morgan Repurchase Agreement; 0.18%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $793,648; 4.38% - 11.25%;
dated 02/15/15 - 11/15/39)
Investment in Joint Trading Account; Merrill	852	852
Lynch Repurchase Agreement; 0.13%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $869,234; 0.00% - 5.50%; dated
11/30/12 - 07/15/36)
		$2,890
TOTAL REPURCHASE AGREEMENTS		$2,890
Total Investments		$156,307
Other Assets in Excess of Liabilities, Net - 0.49%		$771
TOTAL NET ASSETS - 100.00%		$157,078

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 67.39%
Bond Market Index Fund (a)	423,765		$4,780
Core Plus Bond Fund I (a)	457,744		5,365
Diversified International Fund (a)	155,774		1,529
Diversified Real Asset Fund (a)	149,032		1,815
Equity Income Fund (a)	100,706		1,976
Global Diversified Income Fund (a)	160,986		2,254
Global Multi-Strategy Fund (a),(b)	55,642		579
High Yield Fund I (a)	124,801		1,408
Inflation Protection Fund (a)	294,769		2,715
International Emerging Markets Fund (a)	34,193		837
International Equity Index Fund (a)	65,324		639
International Fund I (a)	89,034		952
LargeCap Value Fund I (a)	173,774		2,061
MidCap Blend Fund (a)	122,670		1,913
Overseas Fund (a)	168,353		1,660
SmallCap Growth Fund I (a),(b)	58,235		686
SmallCap Value Fund II (a)	66,493		685
			$31,854

Principal Variable Contracts Funds, Inc. Class 1 - 32.64%
Bond & Mortgage Securities Account (a)	473,335		5,505
LargeCap Growth Account I (a)	120,532		3,011
LargeCap S&P 500 Index Account (a)	183,387		1,905
LargeCap Value Account (a)	39,401		1,106
Short-Term Income Account (a)	1,500,846		3,902
			$15,429
TOTAL INVESTMENT COMPANIES			$47,283
Total Investments			$47,283
Liabilities in Excess of Other Assets, Net - (0.03)%			$(12)
TOTAL NET ASSETS - 100.00%			$47,271

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			50 .08%
Domestic Equity Funds			28 .23%
International Equity Funds			11 .88%
Specialty Funds			9.84%
Liabilities in Excess of Other Assets, Net			(0.03)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2012 (unaudited)

	December 31,	December 31,						September 30,	September 30,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	527,035	$6,377		35,332	$408	89,032	$1,042	473,335	$5,723
Bond Market Index Fund	169,781	1,738		315,596	3,475	61,612	677	423,765	4,550
Core Plus Bond Fund I	523,528	5,609		17,723	200	83,507	940	457,744	4,890
Diversified International Fund	134,345	2,160		46,923	423	25,494	241	155,774	2,258
Diversified Real Asset Fund	165,477	1,723		6,083	71	22,528	261	149,032	1,544
Equity Income Fund	—	—		111,514	2,110	10,808	205	100,706	1,905
Global Diversified Income Fund	160,492	1,740		25,014	337	24,520	328	160,986	1,746
Global Multi-Strategy Fund	60,500	605		2,176	22	7,034	72	55,642	556
High Yield Fund I	165,143	1,642		4,508	48	44,850	478	124,801	1,219
Inflation Protection Fund	618,931	5,200		10,614	95	334,776	2,986	294,769	2,370
International Emerging Markets Fund	37,185	1,070		1,102	27	4,094	99	34,193	993
International Equity Index Fund	70,658	642		1,877	18	7,211	68	65,324	591
International Fund I	96,038	1,247		2,557	27	9,561	100	89,034	1,173
LargeCap Growth Account	103,456	1,535		—	—	103,456	1,682	—	—
LargeCap Growth Account I	133,137	2,364		4,858	116	17,463	417	120,532	2,129
LargeCap S&P 500 Index Account	200,596	1,598		9,424	93	26,633	262	183,387	1,463
LargeCap Value Account	61,917	1,792		1,930	51	24,446	645	39,401	1,267
LargeCap Value Fund I	276,298	3,155		6,520	73	109,044	1,227	173,774	2,081
MidCap Blend Fund	—	—		134,227	1,989	11,557	172	122,670	1,817
MidCap Growth Fund III	66,681	377		—	—	66,681	720	—	—
MidCap Value Fund I	46,813	390		—	—	46,813	623	—	—
Overseas Fund	146,555	1,335		47,425	423	25,627	241	168,353	1,518
Preferred Securities Fund	105,108	1,101		1,438	14	106,546	1,062	—	—
Real Estate Securities Account	10,523	245		—	—	10,523	172	—	—
Short-Term Income Account	1,313,763	3,304		404,505	1,050	217,422	562	1,500,846	3,796
SmallCap Growth Fund I	63,570	579		2,029	23	7,364	84	58,235	520
SmallCap Value Fund II	72,651	573		2,349	23	8,507	83	66,493	521

		$48,101			$11,116		$15,449		$44,630

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account			$208			$(20)			$—
Bond Market Index Fund			—			14			—
Core Plus Bond Fund I			—			21			—
Diversified International Fund			—			(84)			—
Diversified Real Asset Fund			—			11			—
Equity Income Fund			35			—			—
Global Diversified Income Fund			85			(3)			—
Global Multi-Strategy Fund			—			1			—
High Yield Fund I			—			7			—
Inflation Protection Fund			6			61			—
International Emerging Markets Fund			—			(5)			—
International Equity Index Fund			—			(1)			—
International Fund I			—			(1)			—
LargeCap Growth Account			—			147			—
LargeCap Growth Account I			2			66			—
LargeCap S&P 500 Index Account			20			34			2
LargeCap Value Account			14			69			—
LargeCap Value Fund I			—			80			—
MidCap Blend Fund			—			—			—
MidCap Growth Fund III			—			343			—
MidCap Value Fund I			—			233			—
Overseas Fund			—			1			—
Preferred Securities Fund			14			(53)			—
Real Estate Securities Account			—			(73)			—
Short-Term Income Account			83			4			—
SmallCap Growth Fund I			—			2			—
SmallCap Value Fund II			—			8			—
			$467			$862			$2
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 68.77%
Bond Market Index Fund (a)	1,316,544		$14,851
Core Plus Bond Fund I (a)	1,659,125		19,445
Diversified International Fund (a)	950,381		9,333
Diversified Real Asset Fund (a)	492,703		6,001
Equity Income Fund (a)	310,541		6,093
Global Diversified Income Fund (a)	286,618		4,013
Global Multi-Strategy Fund (a),(b)	225,512		2,348
Global Real Estate Securities Fund (a)	936,830		7,654
High Yield Fund I (a)	343,465		3,874
Inflation Protection Fund (a)	606,712		5,588
International Emerging Markets Fund (a)	251,030		6,145
International Equity Index Fund (a)	597,989		5,848
International Fund I (a)	485,737		5,192
LargeCap Value Fund I (a)	1,485,697		17,620
MidCap Blend Fund (a)	177,287		2,766
MidCap Growth Fund III (a),(b)	353,329		3,971
MidCap Value Fund I (a)	284,817		4,033
Overseas Fund (a)	961,630		9,482
SmallCap Growth Fund I (a),(b)	312,802		3,685
SmallCap Value Fund II (a)	356,171		3,668
			$141,610

Principal Variable Contracts Funds, Inc. Class 1 - 31.16%
Bond & Mortgage Securities Account (a)	1,687,631		19,627
LargeCap Growth Account (a)	272,443		4,648
LargeCap Growth Account I (a)	676,566		16,900
LargeCap S&P 500 Index Account (a)	1,337,892		13,901
LargeCap Value Account (a)	323,908		9,089
			$64,165
TOTAL INVESTMENT COMPANIES			$205,775
Total Investments			$205,775
Other Assets in Excess of Liabilities, Net - 0.07%			$154
TOTAL NET ASSETS - 100.00%			$205,929

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			41 .95%
Fixed Income Funds			30 .77%
International Equity Funds			21 .20%
Specialty Funds			6.01%
Other Assets in Excess of Liabilities, Net			0.07%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2012 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,788,564	$21,674	98,564	$1,135	199,497	$2,324	1,687,631	$20,446
Bond Market Index Fund	482,524	4,893	944,357	10,363	110,337	1,221	1,316,544	14,044
Core Plus Bond Fund I	1,829,934	19,627	34,578	389	205,387	2,323	1,659,125	17,764
Diversified International Fund	1,002,057	15,004	21,422	200	73,098	684	950,381	14,546
Diversified Real Asset Fund	477,192	4,935	53,544	630	38,033	442	492,703	5,135
Equity Income Fund	—	—	326,503	6,168	15,962	302	310,541	5,868
Global Diversified Income Fund	182,719	2,486	125,908	1,700	22,009	296	286,618	3,890
Global Multi-Strategy Fund	236,500	2,365	4,703	48	15,691	161	225,512	2,255
Global Real Estate Securities Fund	40,502	294	941,670	7,021	45,342	353	936,830	6,969
High Yield Fund I	1,118,861	11,205	8,787	93	784,183	8,326	343,465	3,122
Inflation Protection Fund	73,457	598	578,416	5,132	45,161	405	606,712	5,334
International Emerging Markets Fund	243,838	6,889	26,912	603	19,720	465	251,030	7,029
International Equity Index Fund	457,483	4,289	186,309	1,605	45,803	428	597,989	5,466
International Fund I	512,138	7,090	10,905	112	37,306	382	485,737	6,841
LargeCap Growth Account	582,198	8,473	7,135	115	316,890	5,144	272,443	3,674
LargeCap Growth Account I	913,496	16,449	15,591	369	252,521	6,219	676,566	11,872
LargeCap S&P 500 Index Account	1,389,959	11,078	44,431	441	96,498	948	1,337,892	10,664
LargeCap Value Account	361,725	10,015	11,386	301	49,203	1,291	323,908	9,013
LargeCap Value Fund I	1,646,430	18,320	33,801	376	194,534	2,174	1,485,697	16,590
MidCap Blend Fund	—	—	186,790	2,754	9,503	142	177,287	2,613
MidCap Growth Fund III	326,250	3,114	53,642	585	26,563	290	353,329	3,409
MidCap Value Fund I	243,746	3,119	62,653	835	21,582	290	284,817	3,663
Overseas Fund	957,027	8,833	78,259	684	73,656	686	961,630	8,833
Preferred Securities Fund	544,408	5,687	8,934	88	553,342	5,505	—	—
Real Estate Securities Account	539,360	10,402	—	—	539,360	8,499	—	—
SmallCap Growth Fund I	431,974	4,337	6,557	74	125,729	1,452	312,802	2,822
SmallCap Value Fund II	374,437	2,963	7,592	74	25,858	252	356,171	2,797

		$204,139		$41,895		$51,004		$194,659

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account		$746			$(39)			$—
Bond Market Index Fund		—			9			—
Core Plus Bond Fund I		—			71			—
Diversified International Fund		—			26			—
Diversified Real Asset Fund		—			12			—
Equity Income Fund		98			2			—
Global Diversified Income Fund		130			—			—
Global Multi-Strategy Fund		—			3			—
Global Real Estate Securities Fund		72			7			—
High Yield Fund I		—			150			—
Inflation Protection Fund		12			9			—
International Emerging Markets Fund		—			2			—
International Equity Index Fund		—			—			—
International Fund I		—			21			—
LargeCap Growth Account		13			230			—
LargeCap Growth Account I		12			1,273			—
LargeCap S&P 500 Index Account		145			93			17
LargeCap Value Account		114			(12)			—
LargeCap Value Fund I		—			68			—
MidCap Blend Fund		—			1			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			(1)			—
Overseas Fund		—			2			—
Preferred Securities Fund		88			(270)			—
Real Estate Securities Account		—			(1,903)			—
SmallCap Growth Fund I		—			(137)			—
SmallCap Value Fund II		—			12			—
		$1,430			$(371)			$17
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.14%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 65.82%
Bond Market Index Fund (a)	442,523		$4,992
Core Plus Bond Fund I (a)	451,301		5,289
Diversified International Fund (a)	492,916		4,840
Diversified Real Asset Fund (a)	151,163		1,841
Global Multi-Strategy Fund (a),(b)	99,108		1,032
Global Real Estate Securities Fund (a)	582,196		4,757
High Yield Fund I (a)	223,721		2,524
Inflation Protection Fund (a)	160,583		1,479
International Emerging Markets Fund (a)	133,886		3,277
International Equity Index Fund (a)	197,800		1,934
International Fund I (a)	274,811		2,938
LargeCap Value Fund I (a)	787,737		9,343
MidCap Growth Fund III (a),(b)	197,217		2,217
MidCap Value Fund I (a)	154,647		2,190
Overseas Fund (a)	481,935		4,752
Preferred Securities Fund (a)	193,167		2,009
SmallCap Growth Fund I (a),(b)	172,684		2,034
SmallCap Value Fund II (a)	194,781		2,006
			$59,454

Principal Variable Contracts Funds, Inc. Class 1 - 34.32%
Bond & Mortgage Securities Account (a)	470,413		5,471
LargeCap Growth Account (a)	236,680		4,037
LargeCap Growth Account I (a)	419,534		10,480
LargeCap S&P 500 Index Account (a)	591,133		6,142
LargeCap Value Account (a)	173,625		4,872
			$31,002
TOTAL INVESTMENT COMPANIES			$90,456
Total Investments			$90,456
Liabilities in Excess of Other Assets, Net - (0.14)%			$(127)
TOTAL NET ASSETS - 100.00%			$90,329

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			47 .95%
International Equity Funds			24 .91%
Fixed Income Funds			24 .10%
Specialty Funds			3.18%
Liabilities in Excess of Other Assets, Net			(0.14)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2012 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	450,606	$5,121	43,786	$506	23,979	$279	470,413	$5,348
Bond Market Index Fund	120,848	1,235	345,809	3,777	24,134	266	442,523	4,747
Core Plus Bond Fund I	449,386	4,785	26,652	300	24,737	279	451,301	4,806
Diversified International Fund	463,317	5,962	58,001	540	28,402	267	492,916	6,236
Diversified Real Asset Fund	150,415	1,573	10,016	117	9,268	109	151,163	1,581
Global Multi-Strategy Fund	99,000	990	5,597	57	5,489	56	99,108	991
Global Real Estate Securities Fund	52,955	388	548,273	4,114	19,032	146	582,196	4,356
High Yield Fund I	588,591	5,992	13,294	140	378,164	4,014	223,721	2,106
Inflation Protection Fund	—	—	170,611	1,495	10,028	90	160,583	1,405
International Emerging Markets Fund	133,318	2,954	8,626	206	8,058	191	133,886	2,969
International Equity Index Fund	196,687	1,996	15,743	148	14,630	137	197,800	2,007
International Fund I	248,476	2,813	41,218	417	14,883	154	274,811	3,076
LargeCap Growth Account	324,674	4,117	14,128	228	102,122	1,697	236,680	2,756
LargeCap Growth Account I	417,538	7,016	24,352	578	22,356	527	419,534	7,074
LargeCap S&P 500 Index Account	581,404	4,624	44,022	434	34,293	336	591,133	4,727
LargeCap Value Account	189,862	4,495	12,229	322	28,466	742	173,625	4,086
LargeCap Value Fund I	784,137	7,977	47,000	524	43,400	483	787,737	8,019
MidCap Growth Fund III	173,552	1,372	37,033	406	13,368	147	197,217	1,631
MidCap Value Fund I	135,269	1,433	30,314	406	10,936	147	154,647	1,693
Overseas Fund	479,534	4,551	31,004	290	28,603	266	481,935	4,575
Preferred Securities Fund	184,882	1,879	18,238	181	9,953	98	193,167	1,962
Real Estate Securities Account	251,607	3,027	—	—	251,607	3,926	—	—
SmallCap Growth Fund I	172,043	1,459	8,749	99	8,108	91	172,684	1,468
SmallCap Value Fund II	194,013	1,538	10,111	99	9,343	91	194,781	1,547

		$77,297		$15,384		$14,539		$79,166

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account		$206			$—			$—
Bond Market Index Fund		—			1			—
Core Plus Bond Fund I		—			—			—
Diversified International Fund		—			1			—
Diversified Real Asset Fund		—			—			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		45			—			—
High Yield Fund I		—			(12)			—
Inflation Protection Fund		3			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			—			—
LargeCap Growth Account		11			108			—
LargeCap Growth Account I		7			7			—
LargeCap S&P 500 Index Account		64			5			8
LargeCap Value Account		60			11			—
LargeCap Value Fund I		—			1			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			1			—
Overseas Fund		—			—			—
Preferred Securities Fund		83			—			—
Real Estate Securities Account		—			899			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund II		—			1			—
		$479			$1,024			$8
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 64.95%
Bond Market Index Fund (a)	68,525		$773
Core Plus Bond Fund I (a)	65,691		770
Diversified International Fund (a)	174,084		1,710
Diversified Real Asset Fund (a)	32,123		391
Global Multi-Strategy Fund (a),(b)	27,716		289
Global Real Estate Securities Fund (a)	170,135		1,390
High Yield Fund I (a)	52,827		596
International Emerging Markets Fund (a)	42,829		1,048
International Equity Index Fund (a)	76,994		753
International Fund I (a)	85,971		919
LargeCap Value Fund I (a)	253,378		3,005
MidCap Growth Fund III (a),(b)	69,664		783
MidCap Value Fund I (a)	55,457		785
Overseas Fund (a)	175,848		1,734
Preferred Securities Fund (a)	43,516		453
SmallCap Growth Fund I (a),(b)	51,899		611
SmallCap Value Fund II (a)	54,081		557
			$16,567

Principal Variable Contracts Funds, Inc. Class 1 - 35.09%
Bond & Mortgage Securities Account (a)	69,344		806
LargeCap Growth Account (a)	74,303		1,268
LargeCap Growth Account I (a)	131,758		3,291
LargeCap S&P 500 Index Account (a)	189,485		1,969
LargeCap Value Account (a)	57,549		1,615
			$8,949
TOTAL INVESTMENT COMPANIES			$25,516
Total Investments			$25,516
Liabilities in Excess of Other Assets, Net - (0.04)%			$(9)
TOTAL NET ASSETS - 100.00%			$25,507

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			54 .44%
International Equity Funds			29 .61%
Fixed Income Funds			13 .33%
Specialty Funds			2.66%
Liabilities in Excess of Other Assets, Net			(0.04)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2012 (unaudited)

	December 31,	December 31,						September 30,	September 30,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales		Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	65,706	$782	13,605	$158	9,967		$117	69,344	$824
Bond Market Index Fund	21,875	223	56,504	623	9,854		109	68,525	737
Core Plus Bond Fund I	64,659	696	11,320	128	10,288		117	65,691	708
Diversified International Fund	139,929	1,988	62,605	584	28,450		261	174,084	2,312
Diversified Real Asset Fund	31,642	331	6,552	77	6,071		70	32,123	337
Global Multi-Strategy Fund	27,100	271	5,005	51	4,389		45	27,716	277
Global Real Estate Securities Fund	67,971	514	122,050	900	19,886		150	170,135	1,263
High Yield Fund I	136,214	1,395	8,647	92	92,034		993	52,827	506
International Emerging Markets Fund	39,453	1,074	10,960	267	7,584		176	42,829	1,165
International Equity Index Fund	70,839	675	19,832	187	13,677		127	76,994	735
International Fund I	80,219	1,085	21,323	221	15,571		156	85,971	1,149
LargeCap Growth Account	98,097	1,427	13,205	214	36,999		595	74,303	1,040
LargeCap Growth Account I	130,198	2,370	23,052	551	21,492		500	131,758	2,415
LargeCap S&P 500 Index Account	184,971	1,470	35,902	355	31,388		304	189,485	1,523
LargeCap Value Account	56,205	1,546	10,289	272	8,945		232	57,549	1,586
LargeCap Value Fund I	250,527	2,753	45,200	508	42,349		466	253,378	2,795
MidCap Growth Fund III	50,371	476	31,000	341	11,707		128	69,664	689
MidCap Value Fund I	39,624	498	25,373	341	9,540		127	55,457	712
Overseas Fund	152,298	1,473	52,272	484	28,722		261	175,848	1,696
Preferred Securities Fund	61,137	633	8,771	87	26,392		263	43,516	455
Real Estate Securities Account	46,590	844	—	—	46,590		724	—	—
SmallCap Growth Fund I	57,848	620	7,677	87	13,626		155	51,899	558
SmallCap Value Fund II	53,582	428	8,868	87	8,369		79	54,081	436

		$23,572		$6,615			$6,155		$23,918

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Other Investment Companies
Bond & Mortgage Securities Account		$30			$1	$			—
Bond Market Index Fund		—			—				—
Core Plus Bond Fund I		—			1				—
Diversified International Fund		—			1				—
Diversified Real Asset Fund		—			(1)				—
Global Multi-Strategy Fund		—			—				—
Global Real Estate Securities Fund		12			(1)				—
High Yield Fund I		—			12				—
International Emerging Markets Fund		—			—				—
International Equity Index Fund		—			—				—
International Fund I		—			(1)				—
LargeCap Growth Account		4			(6)				—
LargeCap Growth Account I		2			(6)				—
LargeCap S&P 500 Index Account		21			2				2
LargeCap Value Account		20			—				—
LargeCap Value Fund I		—			—				—
MidCap Growth Fund III		—			—				—
MidCap Value Fund I		—			—				—
Overseas Fund		—			—				—
Preferred Securities Fund		23			(2)				—
Real Estate Securities Account		—			(120)				—
SmallCap Growth Fund I		—			6				—
SmallCap Value Fund II		—			—				—
		$112			$(114)	$			2
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.14%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 65.74%
Bond Market Index Fund (a)	7,421		$84
Core Plus Bond Fund I (a)	17,729		208
Diversified International Fund (a)	115,615		1,135
Diversified Real Asset Fund (a)	15,382		187
Global Multi-Strategy Fund (a),(b)	16,602		173
Global Real Estate Securities Fund (a)	105,768		864
High Yield Fund I (a)	38,653		436
International Emerging Markets Fund (a)	30,676		751
International Equity Index Fund (a)	52,881		517
International Fund I (a)	55,500		593
LargeCap Value Fund I (a)	161,824		1,919
MidCap Growth Fund III (a),(b)	44,376		499
MidCap Value Fund I (a)	34,905		494
Overseas Fund (a)	118,660		1,170
Preferred Securities Fund (a)	35,671		371
SmallCap Growth Fund I (a),(b)	37,143		438
SmallCap Value Fund II (a)	33,927		350
			$10,189

Principal Variable Contracts Funds, Inc. Class 1 - 34.40%
Bond & Mortgage Securities Account (a)	15,909		185
LargeCap Growth Account (a)	48,187		822
LargeCap Growth Account I (a)	81,457		2,035
LargeCap S&P 500 Index Account (a)	121,560		1,263
LargeCap Value Account (a)	36,574		1,026
			$5,331
TOTAL INVESTMENT COMPANIES			$15,520
Total Investments			$15,520
Liabilities in Excess of Other Assets, Net - (0.14)%			$(22)
TOTAL NET ASSETS - 100.00%			$15,498

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			57 .07%
International Equity Funds			32 .48%
Fixed Income Funds			8.27%
Specialty Funds			2.32%
Liabilities in Excess of Other Assets, Net			(0.14)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2012 (unaudited)

	December 31,	December 31,							September 30,	September 30,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales		Sales	2012	2012
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	14,346	$172		2,928	$34	1,365		$16	15,909	$190
Bond Market Index Fund	7,124	72		714	8	417		4	7,421	76
Core Plus Bond Fund I	16,738	178		2,401	27	1,410		16	17,729	189
Diversified International Fund	93,755	1,351		31,058	299	9,198		87	115,615	1,563
Diversified Real Asset Fund	14,342	147		2,511	29	1,471		17	15,382	159
Global Multi-Strategy Fund	15,700	157		2,220	23	1,318		14	16,602	166
Global Real Estate Securities Fund	44,607	337		65,875	486	4,714		36	105,768	787
High Yield Fund I	68,445	685		4,066	44	33,858		366	38,653	373
International Emerging Markets Fund	24,965	663		8,119	198	2,408		57	30,676	804
International Equity Index Fund	49,750	468		7,545	71	4,414		41	52,881	498
International Fund I	52,289	720		7,703	80	4,492		47	55,500	753
LargeCap Growth Account	61,130	874		6,331	103	19,274		309	48,187	665
LargeCap Growth Account I	76,775	1,358		11,226	268	6,544		156	81,457	1,471
LargeCap S&P 500 Index Account	109,488	871		21,422	212	9,350		92	121,560	991
LargeCap Value Account	34,206	947		5,085	135	2,717		71	36,574	1,011
LargeCap Value Fund I	152,600	1,680		22,373	252	13,149		146	161,824	1,786
MidCap Growth Fund III	32,612	296		15,312	167	3,548		39	44,376	424
MidCap Value Fund I	25,307	310		12,509	167	2,911		39	34,905	438
Overseas Fund	101,663	986		26,261	249	9,264		87	118,660	1,148
Preferred Securities Fund	32,662	337		5,387	54	2,378		24	35,671	367
Real Estate Securities Account	25,738	517		—	—	25,738		401	—	—
SmallCap Growth Fund I	35,389	373		8,201	92	6,447		74	37,143	394
SmallCap Value Fund II	32,134	254		4,328	42	2,535		24	33,927	272

		$13,753			$3,040			$2,163		$14,525

					Realized Gain/Loss			Realized Gain from
		Income			on Investments			Other Investment Companies
Bond & Mortgage Securities Account			$7			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Real Estate Securities Fund			9			—				—
High Yield Fund I			—			10				—
International Emerging Markets Fund			—			—				—
International Equity Index Fund			—			—				—
International Fund I			—			—				—
LargeCap Growth Account			2			(3)				—
LargeCap Growth Account I			1			1				—
LargeCap S&P 500 Index Account			12			—				2
LargeCap Value Account			13			—				—
LargeCap Value Fund I			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund I			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			15			—				—
Real Estate Securities Account			—			(116)				—
SmallCap Growth Fund I			—			3				—
SmallCap Value Fund II			—			—				—
			$59			$(105)	$			2
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 66.09%
Bond Market Index Fund (a)	367,348	$4,144
Core Plus Bond Fund I (a)	416,207	4,878
Diversified International Fund (a)	45,081	443
Diversified Real Asset Fund (a)	121,785	1,483
Equity Income Fund (a)	105,160	2,063
Global Diversified Income Fund (a)	148,916	2,085
Global Multi-Strategy Fund (a),(b)	36,252	377
High Yield Fund I (a)	98,299	1,109
Inflation Protection Fund (a)	251,889	2,320
International Emerging Markets Fund (a)	9,722	238
International Equity Index Fund (a)	23,585	231
International Fund I (a)	26,463	283
MidCap Blend Fund (a)	39,412	615
Overseas Fund (a)	50,908	502
SmallCap Growth Fund I (a),(b)	14,735	173
SmallCap Value Fund II (a)	16,829	173
		$21,117

Principal Variable Contracts Funds, Inc. Class 1 - 33.91%
Bond & Mortgage Securities Account (a)	423,133	4,921
LargeCap Growth Account I (a)	40,990	1,024
LargeCap S&P 500 Index Account (a)	61,734	642
Short-Term Income Account (a)	1,633,558	4,247
		$10,834
TOTAL INVESTMENT COMPANIES		$31,951
Total Investments		$31,951
Other Assets in Excess of Liabilities, Net - 0.00%		$1
TOTAL NET ASSETS - 100.00%		$31,952

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		67 .66%
Domestic Equity Funds		14 .68%
Specialty Funds		12 .35%
International Equity Funds		5.31%
Other Assets in Excess of Liabilities, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2012 (unaudited)

	December 31,	December 31,						September 30,	September 30,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales		2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond & Mortgage Securities Account	408,769	$4,946	52,892	$614	38,528		$449	423,133	$5,112
Bond Market Index Fund	133,445	1,368	273,559	3,014	39,656		440	367,348	3,944
Core Plus Bond Fund I	417,987	4,483	37,565	424	39,345		449	416,207	4,461
Diversified International Fund	34,156	535	16,724	152	5,799		56	45,081	632
Diversified Real Asset Fund	122,362	1,286	12,540	146	13,117		155	121,785	1,279
Equity Income Fund	—	—	118,783	2,241	13,623		260	105,160	1,984
Global Diversified Income Fund	144,158	1,409	17,851	240	13,093		179	148,916	1,472
Global Multi-Strategy Fund	36,500	365	3,403	35	3,651		37	36,252	363
High Yield Fund I	57,004	551	97,479	1,051	56,184		607	98,299	1,024
Inflation Protection Fund	548,255	4,740	24,829	222	321,195		2,875	251,889	2,030
International Emerging Markets Fund	9,770	235	925	22	973		23	9,722	234
International Equity Index Fund	23,657	220	1,723	16	1,795		17	23,585	219
International Fund I	26,552	372	1,993	20	2,082		21	26,463	371
LargeCap Growth Account	29,951	429	135	2	30,086		488	—	—
LargeCap Growth Account I	43,185	772	3,852	91	6,047		145	40,990	729
LargeCap S&P 500 Index Account	61,201	488	6,711	66	6,178		62	61,734	493
LargeCap Value Account	19,188	547	81	2	19,269		510	—	—
LargeCap Value Fund I	76,615	782	382	4	76,997		869	—	—
MidCap Blend Fund	—	—	43,132	634	3,720		56	39,412	579
MidCap Growth Fund III	23,533	218	64	1	23,597		257	—	—
MidCap Value Fund I	20,187	228	53	1	20,240		270	—	—
Overseas Fund	34,726	311	21,990	202	5,808		55	50,908	458
Preferred Securities Fund	60,330	625	1,125	11	61,455		614	—	—
Short-Term Income Account	1,606,576	4,019	194,792	504	167,810		434	1,633,558	4,090
SmallCap Growth Fund I	23,387	189	1,304	15	9,956		116	14,735	117
SmallCap Value Fund II	22,970	178	1,510	15	7,651		77	16,829	130

		$29,296		$9,745			$9,521		$29,721

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Other Investment Companies
Bond & Mortgage Securities Account		$190			$1	$			—
Bond Market Index Fund		—			2				—
Core Plus Bond Fund I		—			3				—
Diversified International Fund		—			1				—
Diversified Real Asset Fund		—			2				—
Equity Income Fund		37			3				—
Global Diversified Income Fund		81			2				—
Global Multi-Strategy Fund		—			—				—
High Yield Fund I		—			29				—
Inflation Protection Fund		5			(57)				—
International Emerging Markets Fund		—			—				—
International Equity Index Fund		—			—				—
International Fund I		—			—				—
LargeCap Growth Account		—			57				—
LargeCap Growth Account I		1			11				—
LargeCap S&P 500 Index Account		7			1				1
LargeCap Value Account		—			(39)				—
LargeCap Value Fund I		—			83				—
MidCap Blend Fund		—			1				—
MidCap Growth Fund III		—			38				—
MidCap Value Fund I		—			41				—
Overseas Fund		—			—				—
Preferred Securities Fund		8			(22)				—
Short-Term Income Account		93			1				—
SmallCap Growth Fund I		—			29				—
SmallCap Value Fund II		—			14				—
		$422			$201	$			1
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Real Estate Securities Account
September 30, 2012 (unaudited)

COMMON STOCKS - 98.58%	Shares Held	Value (000	's)	REPURCHASE AGREEMENTS	Maturity
Commercial Services - 0.67%				(continued)	Amount (000's)	Value (000 's)
Corrections Corp of America	27,087	$906		Banks (continued)
				Investment in Joint Trading Account; JP	$178	$179
Real Estate - 1.41%				Morgan Repurchase Agreement; 0.18%
CBRE Group Inc(a)	40,400	744		dated 09/28/2012 maturing 10/01/2012
Jones Lang LaSalle Inc	15,500	1,183		(collateralized by US Government
				Securities; $181,970; 4.38% - 11.25%;
		$1,927		dated 02/15/15 - 11/15/39)
REITS - 96.50%				Investment in Joint Trading Account; Merrill	195	195
Apartment Investment & Management Co	145,010	3,769		Lynch Repurchase Agreement; 0.13%
AvalonBay Communities Inc	43,166	5,870		dated 09/28/2012 maturing 10/01/2012
Boston Properties Inc	76,615	8,474		(collateralized by US Government
Camden Property Trust	73,343	4,730		Securities; $199,300; 0.00% - 5.50%; dated
Campus Crest Communities Inc	41,714	451		11/30/12 - 07/15/36)
Colonial Properties Trust	116,537	2,453				$663
CubeSmart	122,600	1,578		TOTAL REPURCHASE AGREEMENTS		$663
CYS Investments Inc	106,945	1,507		Total Investments		$134,876
DDR Corp	222,600	3,419		Other Assets in Excess of Liabilities, Net - 0.93%		$1,270
Digital Realty Trust Inc	39,571	2,764		TOTAL NET ASSETS - 100.00%		$136,146
Douglas Emmett Inc	76,989	1,776
DuPont Fabros Technology Inc	45,818	1,157
Entertainment Properties Trust	51,681	2,296		(a) Non-Income Producing Security
Equity Lifestyle Properties Inc	3,772	257
Equity One Inc	77,089	1,624
Equity Residential	147,685	8,496		Portfolio Summary (unaudited)
Essex Property Trust Inc	18,233	2,703		Sector		Percent
Extra Space Storage Inc	72,100	2,397
Federal Realty Investment Trust	27,938	2,942		Financial		98 .41%
First Industrial Realty Trust Inc (a)	230,077	3,023		Consumer, Non-cyclical		0.66%
General Growth Properties Inc	99,587	1,940		Other Assets in Excess of Liabilities, Net		0.93%
Glimcher Realty Trust	211,301	2,233		TOTAL NET ASSETS		100.00%
HCP Inc	77,369	3,441
Health Care REIT Inc	44,242	2,555
Hersha Hospitality Trust	169,550	831
Highwoods Properties Inc	21,000	685
Host Hotels & Resorts Inc	318,327	5,109
LaSalle Hotel Properties	51,671	1,379
Prologis Inc	156,593	5,486
Public Storage	32,585	4,535
Ramco-Gershenson Properties Trust	181,800	2,278
Retail Properties of America Inc	130,399	1,476
Saul Centers Inc	32,689	1,451
Senior Housing Properties Trust	85,721	1,867
Simon Property Group Inc	121,917	18,508
SL Green Realty Corp	71,350	5,713
Strategic Hotels & Resorts Inc (a)	279,542	1,680
Sunstone Hotel Investors Inc (a)	109,700	1,207
Taubman Centers Inc	40,800	3,131
Ventas Inc	67,289	4,189
		$131,380
TOTAL COMMON STOCKS		$134,213
	Maturity
REPURCHASE AGREEMENTS - 0.49%	Amount (000's)	Value(000	's)
Banks - 0.49%
Investment in Joint Trading Account; Credit	$170	$170
Suisse Repurchase Agreement; 0.18%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $173,304; 3.50% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	119	119
Bank Repurchase Agreement; 0.20% dated
09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $121,313; 0.00% - 7.50%; dated
11/30/12 - 01/01/48)

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 25.37%
Global Diversified Income Fund (a)	993,908		$13,915
Global Multi-Strategy Fund (a),(b)	2,282,839		23,764
Global Real Estate Securities Fund (a)	1,330,223		10,868
High Yield Fund (a)	2,456,128		19,109
Inflation Protection Fund (a)	304,159		2,801
LargeCap Blend Fund II (a)	2,552,764		27,902
LargeCap Growth Fund II (a)	3,164,905		27,946
LargeCap Value Fund III (a)	3,041,918		33,826
MidCap Growth Fund III (a),(b)	284,944		3,203
Preferred Securities Fund (a)	1,392,714		14,484
SmallCap Growth Fund I (a),(b)	2,425,671		28,574
SmallCap Value Fund II (a)	985,035		10,146
Small-MidCap Dividend Income Fund (a)	1,585,812		16,873
			$233,411

Principal Variable Contracts Funds, Inc. Class 1 - 74.58%
Bond & Mortgage Securities Account (a)	14,183		165
Diversified International Account (a)	6,440,754		77,998
Equity Income Account (a)	8,037,771		136,160
Government & High Quality Bond Account (a)	9,312,755		101,137
Income Account (a)	12,780,023		141,858
International Emerging Markets Account (a)	791,566		12,641
LargeCap Growth Account (a)	3,344,430		57,056
LargeCap Value Account (a)	1,008,121		28,288
MidCap Blend Account (a)	657,057		30,001
Principal Capital Appreciation Account (a)	2,957,661		69,357
Short-Term Income Account (a)	12,186,271		31,684
			$686,345
TOTAL INVESTMENT COMPANIES			$919,756
Total Investments			$919,756
Other Assets in Excess of Liabilities, Net - 0.05%			$497
TOTAL NET ASSETS - 100.00%			$920,253

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			51 .01%
Fixed Income Funds			33 .82%
International Equity Funds			11 .03%
Specialty Funds			4.09%
Other Assets in Excess of Liabilities, Net			0.05%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
September 30, 2012 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	—	$—	14,183	$167	—	$—	14,183	$167
Diversified International Account	6,439,084	74,392	148,822	1,758	147,152	1,756	6,440,754	73,733
Equity Income Account	10,271,484	127,228	242,097	4,036	2,475,810	40,972	8,037,771	95,968
Global Diversified Income Fund	1,314,653	17,486	41,361	556	362,106	4,814	993,908	13,196
Global Multi-Strategy Fund	1,225,319	12,272	1,057,520	10,783	—	—	2,282,839	23,055
Global Real Estate Securities Fund	775,693	5,696	566,008	4,196	11,478	94	1,330,223	9,803
Government & High Quality Bond	10,144,265	100,552	397,715	4,278	1,229,225	13,569	9,312,755	92,140
Account
High Yield Fund	3,467,376	24,233	176,435	1,335	1,187,683	8,994	2,456,128	16,608
Income Account	11,008,470	106,498	2,127,769	23,497	356,216	3,990	12,780,023	126,023
Inflation Protection Fund	352,351	2,838	21,215	190	69,407	607	304,159	2,465
International Emerging Markets	1,245,489	15,719	10,537	164	464,460	7,075	791,566	7,649
Account
LargeCap Blend Fund II	2,547,044	23,947	33,204	330	27,484	295	2,552,764	23,994
LargeCap Growth Account	3,350,988	32,441	25,691	419	32,249	510	3,344,430	32,508
LargeCap Growth Fund II	3,423,446	20,226	57,425	465	315,966	2,687	3,164,905	18,126
LargeCap Value Account	967,815	25,006	40,306	1,060	—	—	1,008,121	26,066
LargeCap Value Fund III	3,232,765	35,252	—	—	190,847	2,001	3,041,918	33,164
MidCap Blend Account	633,263	18,697	41,930	1,834	18,136	811	657,057	19,733
MidCap Growth Fund III	313,284	3,137	11,043	121	39,383	431	284,944	2,863
Preferred Securities Fund	2,047,107	14,968	79,634	791	734,027	7,264	1,392,714	9,191
Principal Capital Appreciation	3,041,156	51,963	69,762	1,596	153,257	3,508	2,957,661	50,225
Account
Real Estate Securities Account	292,999	2,403	4,196	64	297,195	4,713	—	—
Short-Term Income Account	6,518,160	16,036	6,157,233	15,971	489,122	1,273	12,186,271	30,735
SmallCap Growth Fund I	2,376,243	24,227	77,642	884	28,214	329	2,425,671	24,795
SmallCap Value Fund II	1,053,640	10,461	11,796	117	80,401	781	985,035	9,757
Small-MidCap Dividend Income Fund	1,569,456	15,487	34,271	353	17,915	188	1,585,812	15,660

		$781,165		$74,965		$106,662		$757,624

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account		$3			$—			$—
Diversified International Account		1,621			(661)			—
Equity Income Account		4,036			5,676			—
Global Diversified Income Fund		616			(32)			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		100			5			—
Government & High Quality Bond Account		4,149			879			—
High Yield Fund		1,226			34			—
Income Account		6,152			18			—
Inflation Protection Fund		6			44			—
International Emerging Markets Account		164			(1,159)			—
LargeCap Blend Fund II		—			12			—
LargeCap Growth Account		160			158			—
LargeCap Growth Fund II		—			122			—
LargeCap Value Account		348			—			—
LargeCap Value Fund III		—			(87)			—
MidCap Blend Account		258			13			466
MidCap Growth Fund III		—			36			—
Preferred Securities Fund		741			696			—
Principal Capital Appreciation Account		1,225			174			371
Real Estate Securities Account		—			2,246			—
Short-Term Income Account		683			1			—
SmallCap Growth Fund I		—			13			—
SmallCap Value Fund II		—			(40)			—
Small-MidCap Dividend Income Fund		415			8			—
		$21,903			$8,156			$837
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 22.85%
Global Diversified Income Fund (a)	337,165	$4,720
Global Multi-Strategy Fund (a),(b)	335,852	3,496
Global Real Estate Securities Fund (a)	194,048	1,585
High Yield Fund (a)	715,506	5,567
Inflation Protection Fund (a)	325,910	3,002
LargeCap Blend Fund II (a)	481,118	5,259
LargeCap Growth Fund II (a)	617,961	5,457
LargeCap Value Fund III (a)	412,965	4,592
MidCap Growth Fund III (a),(b)	83,449	938
Preferred Securities Fund (a)	443,493	4,612
SmallCap Growth Fund I (a),(b)	314,568	3,706
SmallCap Value Fund II (a)	160,327	1,651
Small-MidCap Dividend Income Fund (a)	262,783	2,796
		$47,381

Principal Variable Contracts Funds, Inc. Class 1 - 77.10%
Bond & Mortgage Securities Account (a)	42,771	497
Diversified International Account (a)	946,613	11,463
Equity Income Account (a)	944,083	15,993
Government & High Quality Bond Account (a)	3,191,676	34,662
Income Account (a)	4,756,187	52,794
International Emerging Markets Account (a)	109,543	1,749
LargeCap Growth Account (a)	502,736	8,577
LargeCap Value Account (a)	245,359	6,885
MidCap Blend Account (a)	98,864	4,514
Principal Capital Appreciation Account (a)	474,297	11,122
Short-Term Income Account (a)	4,469,620	11,621
		$159,877
TOTAL INVESTMENT COMPANIES		$207,258
Total Investments		$207,258
Other Assets in Excess of Liabilities, Net - 0.05%		$110
TOTAL NET ASSETS - 100.00%		$207,368

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		54 .37%
Domestic Equity Funds		34 .48%
International Equity Funds		7.13%
Specialty Funds		3.97%
Other Assets in Excess of Liabilities, Net		0.05%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2012 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	—	$—	42,771	$506	—	$—	42,771	$506
Diversified International Account	901,534	9,605	77,905	928	32,826	386	946,613	10,089
Equity Income Account	1,232,048	15,136	36,686	607	324,651	5,408	944,083	11,120
Global Diversified Income Fund	421,273	5,610	16,077	216	100,185	1,340	337,165	4,480
Global Multi-Strategy Fund	212,055	2,124	131,744	1,343	7,947	82	335,852	3,386
Global Real Estate Securities Fund	144,621	1,040	57,700	429	8,273	61	194,048	1,404
Government & High Quality Bond	3,401,430	34,470	186,614	2,018	396,368	4,377	3,191,676	32,307
Account
High Yield Fund	929,668	6,226	76,380	577	290,542	2,200	715,506	4,640
Income Account	3,997,197	39,613	985,768	10,869	226,778	2,516	4,756,187	47,972
Inflation Protection Fund	263,998	2,133	92,932	840	31,020	272	325,910	2,720
International Emerging Markets	151,587	1,387	4,378	69	46,422	705	109,543	940
Account
LargeCap Blend Fund II	553,218	5,176	—	—	72,100	733	481,118	4,462
LargeCap Growth Account	476,752	4,747	39,503	643	13,519	207	502,736	5,243
LargeCap Growth Fund II	665,055	4,649	77,982	632	125,076	1,065	617,961	4,205
LargeCap Value Account	227,550	5,774	22,485	599	4,676	118	245,359	6,252
LargeCap Value Fund III	499,675	5,437	—	—	86,710	913	412,965	4,488
MidCap Blend Account	90,923	2,566	10,618	459	2,677	118	98,864	2,907
MidCap Growth Fund III	40,622	399	47,610	518	4,783	50	83,449	869
Preferred Securities Fund	685,602	5,114	39,997	395	282,106	2,788	443,493	2,971
Principal Capital Appreciation	500,643	8,705	11,079	253	37,425	847	474,297	8,171
Account
Real Estate Securities Account	40,326	289	—	—	40,326	641	—	—
Short-Term Income Account	3,453,668	8,451	1,274,064	3,303	258,112	669	4,469,620	11,085
SmallCap Growth Fund I	236,191	2,411	78,377	886	—	—	314,568	3,297
SmallCap Value Fund II	123,986	1,239	45,510	444	9,169	90	160,327	1,588
Small-MidCap Dividend Income Fund	253,545	2,507	15,031	154	5,793	60	262,783	2,602

		$174,808		$26,688		$25,646		$177,704

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account		$13			$—			$—
Diversified International Account		235			(58)			—
Equity Income Account		475			785			—
Global Diversified Income Fund		206			(6)			—
Global Multi-Strategy Fund		—			1			—
Global Real Estate Securities Fund		15			(4)			—
Government & High Quality Bond Account		1,422			196			—
High Yield Fund		350			37			—
Income Account		2,303			6			—
Inflation Protection Fund		6			19			—
International Emerging Markets Account		23			189			—
LargeCap Blend Fund II		—			19			—
LargeCap Growth Account		24			60			—
LargeCap Growth Fund II		—			(11)			—
LargeCap Value Account		84			(3)			—
LargeCap Value Fund III		—			(36)			—
MidCap Blend Account		39			—			69
MidCap Growth Fund III		—			2			—
Preferred Securities Fund		244			250			—
Principal Capital Appreciation Account		194			60			59
Real Estate Securities Account		—			352			—
Short-Term Income Account		254			—			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			(5)			—
Small-MidCap Dividend Income Fund		68			1			—
		$5,955			$1,854			$128
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.98%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 28.68%
Diversified Real Asset Fund (a)	347,835	$4,237
Global Multi-Strategy Fund (a),(b)	623,784	6,494
Global Real Estate Securities Fund (a)	395,718	3,233
High Yield Fund (a)	253,656	1,973
LargeCap Blend Fund II (a)	845,600	9,242
LargeCap Growth Fund II (a)	1,057,982	9,342
LargeCap Value Fund III (a)	834,643	9,281
MidCap Growth Fund III (a),(b)	89,311	1,004
Preferred Securities Fund (a)	167,893	1,746
SmallCap Growth Fund I (a),(b)	803,547	9,466
SmallCap Value Fund II (a)	398,485	4,104
Small-MidCap Dividend Income Fund (a)	567,532	6,039
		$66,161

Principal Variable Contracts Funds, Inc. Class 1 - 71.30%
Diversified International Account (a)	2,031,462	24,601
Equity Income Account (a)	2,435,014	41,249
Government & High Quality Bond Account (a)	893,868	9,707
Income Account (a)	1,466,665	16,280
International Emerging Markets Account (a)	256,757	4,101
LargeCap Growth Account (a)	1,216,897	20,760
LargeCap Value Account (a)	471,734	13,237
MidCap Blend Account (a)	213,057	9,728
Principal Capital Appreciation Account (a)	914,603	21,448
Short-Term Income Account (a)	1,290,459	3,355
		$164,466
TOTAL INVESTMENT COMPANIES		$230,627
Total Investments		$230,627
Other Assets in Excess of Liabilities, Net - 0.02%		$51
TOTAL NET ASSETS - 100.00%		$230,678

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		67 .15%
Fixed Income Funds		14 .34%
International Equity Funds		13 .84%
Specialty Funds		4.65%
Other Assets in Excess of Liabilities, Net		0.02%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2012 (unaudited)

	December 31,	December 31,					September 30,	September 30,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,965,187	$25,421	109,914	$1,297	43,639	$525	2,031,462	$25,997
Diversified Real Asset Fund	353,549	3,935	16,646	196	22,360	262	347,835	3,877
Equity Income Account	2,950,732	34,661	73,278	1,222	588,996	9,776	2,435,014	27,994
Global Multi-Strategy Fund	387,163	3,877	236,621	2,417	—	—	623,784	6,294
Global Real Estate Securities Fund	406,152	2,990	8,806	66	19,240	157	395,718	2,904
Government & High Quality Bond	970,623	9,361	42,409	457	119,164	1,317	893,868	8,630
Account
High Yield Fund	527,366	3,673	25,848	196	299,558	2,274	253,656	1,683
Income Account	1,096,776	10,382	429,368	4,751	59,479	669	1,466,665	14,472
International Emerging Markets	357,774	5,936	7,485	116	108,502	1,656	256,757	3,829
Account
LargeCap Blend Fund II	832,547	7,820	31,910	314	18,857	201	845,600	7,941
LargeCap Growth Account	876,253	8,797	346,277	5,543	5,633	90	1,216,897	14,244
LargeCap Growth Fund II	1,256,711	8,189	59,202	469	257,931	2,155	1,057,982	6,554
LargeCap Value Account	430,798	11,107	40,936	1,069	—	—	471,734	12,176
LargeCap Value Fund III	1,225,878	13,314	2,334	24	393,569	4,026	834,643	9,032
MidCap Blend Account	200,471	6,382	15,249	658	2,663	121	213,057	6,921
MidCap Growth Fund III	65,637	644	50,499	550	26,825	299	89,311	930
Preferred Securities Fund	154,554	1,115	17,117	171	3,778	38	167,893	1,248
Principal Capital Appreciation	938,295	14,238	28,575	655	52,267	1,204	914,603	13,744
Account
Real Estate Securities Account	10,674	143	5,974	88	16,648	264	—	—
Short-Term Income Account	600,233	1,494	853,590	2,213	163,364	426	1,290,459	3,282
SmallCap Growth Fund I	808,892	8,275	26,799	301	32,144	364	803,547	8,225
SmallCap Value Fund II	342,891	3,363	91,944	885	36,350	357	398,485	3,879
Small-MidCap Dividend Income Fund	555,724	5,495	23,862	245	12,054	127	567,532	5,615

		$190,612		$23,903		$26,308		$189,471

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Account		$506			$(196)			$—
Diversified Real Asset Fund		—			8			—
Equity Income Account		1,221			1,887			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		33			5			—
Government & High Quality Bond Account		395			129			—
High Yield Fund		160			88			—
Income Account		694			8			—
International Emerging Markets Account		53			(567)			—
LargeCap Blend Fund II		—			8			—
LargeCap Growth Account		57			(6)			—
LargeCap Growth Fund II		—			51			—
LargeCap Value Account		162			—			—
LargeCap Value Fund III		—			(280)			—
MidCap Blend Account		83			2			150
MidCap Growth Fund III		—			35			—
Preferred Securities Fund		71			—			—
Principal Capital Appreciation Account		380			55			115
Real Estate Securities Account		—			33			—
Short-Term Income Account		74			1			—
SmallCap Growth Fund I		—			13			—
SmallCap Value Fund II		—			(12)			—
Small-MidCap Dividend Income Fund		150			2			—
		$4,039			$1,264			$265
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 23.06%
Global Diversified Income Fund (a)	784,397		$10,982
Global Real Estate Securities Fund (a)	368,046		3,007
High Yield Fund (a)	1,029,413		8,009
LargeCap Blend Fund II (a)	336,692		3,680
LargeCap Growth Fund II (a)	407,219		3,596
LargeCap Value Fund III (a)	316,266		3,517
Preferred Securities Fund (a)	1,123,218		11,681
SmallCap Growth Fund I (a),(b)	175,063		2,062
Small-MidCap Dividend Income Fund (a)	575,198		6,120
			$52,654

Principal Variable Contracts Funds, Inc. Class 1 - 76.89%
Bond & Mortgage Securities Account (a)	332,373		3,866
Diversified International Account (a)	502,568		6,086
Equity Income Account (a)	879,626		14,901
Government & High Quality Bond Account (a)	4,026,525		43,728
Income Account (a)	6,428,463		71,356
International Emerging Markets Account (a)	57,204		914
LargeCap Growth Account (a)	450,379		7,683
LargeCap Value Account (a)	166,616		4,675
Principal Capital Appreciation Account (a)	193,357		4,534
Short-Term Income Account (a)	6,853,526		17,819
			$175,562
TOTAL INVESTMENT COMPANIES			$228,216
Total Investments			$228,216
Other Assets in Excess of Liabilities, Net - 0.05%			$108
TOTAL NET ASSETS - 100.00%			$228,324

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			68 .52%
Domestic Equity Funds			22 .23%
Specialty Funds			4.81%
International Equity Funds			4.39%
Other Assets in Excess of Liabilities, Net			0.05%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2012 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	—	$—	332,373	$3,889	—	$—	332,373	$3,889
Diversified International Account	468,045	4,640	38,040	459	3,517	45	502,568	5,058
Equity Income Account	990,013	11,869	30,400	505	140,787	2,329	879,626	10,415
Global Diversified Income Fund	899,277	11,982	30,112	405	144,992	1,934	784,397	10,428
Global Real Estate Securities Fund	382,634	2,796	8,389	68	22,977	170	368,046	2,684
Government & High Quality Bond	4,267,190	42,754	164,088	1,764	404,753	4,449	4,026,525	40,331
Account
High Yield Fund	1,031,147	6,733	126,268	958	128,002	972	1,029,413	6,732
Income Account	5,040,501	49,381	1,477,124	16,295	89,162	987	6,428,463	64,681
International Emerging Markets	115,722	1,184	10,155	161	68,673	1,049	57,204	464
Account
LargeCap Blend Fund II	434,803	4,078	727	7	98,838	1,007	336,692	3,127
LargeCap Growth Account	222,833	2,482	227,546	3,696	—	—	450,379	6,178
LargeCap Growth Fund II	510,305	3,395	18,595	149	121,681	1,022	407,219	2,534
LargeCap Value Account	158,892	4,060	8,164	216	440	11	166,616	4,265
LargeCap Value Fund III	355,718	3,855	—	—	39,452	404	316,266	3,423
MidCap Blend Account	74,848	1,957	—	—	74,848	3,274	—	—
Preferred Securities Fund	1,193,783	8,256	87,012	857	157,577	1,564	1,123,218	7,581
Principal Capital Appreciation	179,952	2,995	13,405	306	—	—	193,357	3,301
Account
Real Estate Securities Account	121,739	941	—	—	121,739	1,931	—	—
Short-Term Income Account	6,491,057	15,821	615,321	1,590	252,852	652	6,853,526	16,759
SmallCap Growth Fund I	160,986	1,715	14,424	159	347	4	175,063	1,870
Small-MidCap Dividend Income Fund	592,134	5,869	10,804	111	27,740	282	575,198	5,700

		$186,763		$31,595		$22,086		$199,420

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Account		$50			$—			$—
Diversified International Account		122			4			—
Equity Income Account		435			370			—
Global Diversified Income Fund		452			(25)			—
Global Real Estate Securities Fund		30			(10)			—
Government & High Quality Bond Account		1,764			262			—
High Yield Fund		427			13			—
Income Account		3,090			(8)			—
International Emerging Markets Account		12			168			—
LargeCap Blend Fund II		—			49			—
LargeCap Growth Account		19			—			—
LargeCap Growth Fund II		—			12			—
LargeCap Value Account		58			—			—
LargeCap Value Fund III		—			(28)			—
MidCap Blend Account		—			1,317			—
Preferred Securities Fund		511			32			—
Principal Capital Appreciation Account		79			—			24
Real Estate Securities Account		—			990			—
Short-Term Income Account		382			—			—
SmallCap Growth Fund I		—			—			—
Small-MidCap Dividend Income Fund		153			2			—
		$7,584			$3,148			$24
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Strategic Growth Portfolio September 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.14%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 30.36%
Global Real Estate Securities Fund (a)	572,998	$4,681
LargeCap Blend Fund II (a)	748,179	8,178
LargeCap Growth Fund II (a)	816,610	7,211
LargeCap Value Fund III (a)	629,246	6,997
MidCap Growth Fund III (a),(b)	323,357	3,635
SmallCap Growth Fund I (a),(b)	804,162	9,473
SmallCap Value Fund II (a)	411,589	4,239
Small-MidCap Dividend Income Fund (a)	463,597	4,933
		$49,347

Principal Variable Contracts Funds, Inc. Class 1 - 69.78%
Diversified International Account (a)	1,679,200	20,335
Equity Income Account (a)	1,646,007	27,883
Government & High Quality Bond Account (a)	293,517	3,188
International Emerging Markets Account (a)	368,636	5,887
LargeCap Growth Account (a)	1,202,154	20,509
LargeCap Value Account (a)	341,131	9,572
MidCap Blend Account (a)	177,283	8,095
Principal Capital Appreciation Account (a)	765,098	17,941
		$113,410
TOTAL INVESTMENT COMPANIES		$162,757
Total Investments		$162,757
Liabilities in Excess of Other Assets, Net - (0.14)%		$(231)
TOTAL NET ASSETS - 100.00%		$162,526

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		79 .17%
International Equity Funds		19 .01%
Fixed Income Funds		1.96%
Liabilities in Excess of Other Assets, Net		(0.14)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2012 (unaudited)

	December 31,	December 31,					September 30,	September
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	2012	30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,584,309	$20,130	116,664	$1,381	21,773	$266	1,679,200	$21,152
Equity Income Account	2,098,803	26,134	49,421	824	502,217	8,223	1,646,007	19,759
Global Real Estate Securities Fund	453,398	3,258	124,982	927	5,382	44	572,998	4,144
Government & High Quality Bond	115,690	1,235	201,074	2,228	23,247	256	293,517	3,204
Account
International Emerging Markets	389,672	5,898	10,838	171	31,874	488	368,636	5,405
Account
LargeCap Blend Fund II	902,217	8,332	3,046	31	157,084	1,612	748,179	6,856
LargeCap Growth Account	783,348	8,327	418,806	6,740	—	—	1,202,154	15,067
LargeCap Growth Fund II	989,763	6,559	1,751	13	174,904	1,467	816,610	5,111
LargeCap Value Account	264,905	6,818	76,226	2,015	—	—	341,131	8,833
LargeCap Value Fund III	891,361	9,564	12,165	125	274,280	2,821	629,246	6,688
MidCap Blend Account	167,076	5,207	12,716	555	2,509	113	177,283	5,652
MidCap Growth Fund III	440,927	4,455	—	—	117,570	1,300	323,357	3,225
Principal Capital Appreciation	836,035	13,606	20,517	471	91,454	2,091	765,098	12,097
Account
Real Estate Securities Account	53,789	496	7,736	114	61,525	974	—	—
SmallCap Growth Fund I	782,692	8,102	21,470	236	—	—	804,162	8,338
SmallCap Value Fund II	423,371	4,027	66,598	642	78,380	767	411,589	3,887
Small-MidCap Dividend Income Fund	447,746	4,416	36,752	380	20,901	216	463,597	4,587

		$136,564		$16,853		$20,638		$134,005

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Account		$416			$(93)			$—
Equity Income Account		823			1,024			—
Global Real Estate Securities Fund		46			3			—
Government & High Quality Bond Account		132			(3)			—
International Emerging Markets Account		76			(176)			—
LargeCap Blend Fund II		—			105			—
LargeCap Growth Account		56			—			—
LargeCap Growth Fund II		—			6			—
LargeCap Value Account		113			—			—
LargeCap Value Fund III		—			(180)			—
MidCap Blend Account		68			3			122
MidCap Growth Fund III		—			70			—
Principal Capital Appreciation Account		320			111			97
Real Estate Securities Account		—			364			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund II		—			(15)			—
Small-MidCap Dividend Income Fund		119			7			—
		$2,169			$1,226			$219
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Short-Term Income Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS- 96.40%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Aerospace & Defense - 0.59%				Banks (continued)
Raytheon Co				Wells Fargo & Co
1.40%, 12/15/2014	$500	$508		0.65%, 10/28/2015(b)	$1,000	$988
United Technologies Corp				Wells Fargo Bank NA
1.20%, 06/01/2015	500	509		5.75%, 05/16/2016	1,750	2,003
1.80%, 06/01/2017	500	519		Westpac Banking Corp
		$1,536		2.25%, 11/19/2012	1,000	1,002
				3.00%, 08/04/2015	750	792
Agriculture - 0.89%						$49,074
Cargill Inc
1.90%, 03/01/2017(a)	500	511		Beverages - 1.07%
6.00%, 11/27/2017(a)	1,500	1,817		Anheuser-Busch InBev Worldwide Inc
		$2,328		0.80%, 07/15/2015	750	753
				PepsiCo Inc
Automobile Floor Plan Asset Backed Securities - 0.08%				0.75%, 03/05/2015	1,000	1,006
Nissan Master Owner Trust Receivables				SABMiller Holdings Inc
1.37%, 01/15/2015(a),(b)	200	201
				1.85%, 01/15/2015(a)	1,000	1,024
						$2,783
Automobile Manufacturers - 0.98%
Daimler Finance North America LLC				Biotechnology - 1.59%
1.88%, 09/15/2014(a)	2,500	2,539		Amgen Inc
				1.88%, 11/15/2014	500	513
				2.13%, 05/15/2017	750	775
Banks- 18.86%				2.30%, 06/15/2016	2,000	2,086
Bank of America Corp				Gilead Sciences Inc
6.50%, 08/01/2016	250	289		2.40%, 12/01/2014	750	775
Bank of America NA						$4,149
0.67%, 06/15/2016(b)	500	471
5.30%, 03/15/2017	2,650	2,943		Chemicals - 1.46%
Bank of New York Mellon Corp/The				Airgas Inc
2.95%, 06/18/2015	3,060	3,250		3.25%, 10/01/2015	2,000	2,130
Barclays Bank PLC				Dow Chemical Co/The
2.50%, 01/23/2013	2,125	2,138		7.60%, 05/15/2014	1,500	1,657
Citigroup Inc						$3,787
4.75%, 05/19/2015	500	538		Commercial Services - 0.90%
6.00%, 12/13/2013	2,000	2,121		ERAC USA Finance LLC
6.50%, 08/19/2013	2,250	2,362		2.75%, 07/01/2013(a)	1,500	1,521
Commonwealth Bank of Australia				5.60%, 05/01/2015(a)	750	824
3.75%, 10/15/2014(a)	1,750	1,846				$2,345
Commonwealth Bank of Australia/New York
NY				Computers - 2.03%
1.25%, 09/18/2015	750	752		Hewlett-Packard Co
Goldman Sachs Group Inc/The				1.25%, 09/13/2013	1,500	1,504
0.85%, 07/22/2015(b)	1,750	1,694		International Business Machines Corp
HSBC Bank PLC				0.75%, 05/11/2015	2,250	2,265
3.50%, 06/28/2015(a)	2,500	2,652		2.10%, 05/06/2013	1,500	1,516
ING Bank NV						$5,285
2.38%, 06/09/2014(a)	1,750	1,759
4.00%, 03/15/2016(a)	1,500	1,586		Diversified Financial Services - 10.77%
				American Express Credit Corp
JP Morgan Chase & Co				5.88%, 05/02/2013	2,000	2,063
5.38%, 10/01/2012	750	750		American Honda Finance Corp
JP Morgan Chase Bank NA				1.00%, 08/11/2015(a)	500	501
5.88%, 06/13/2016	2,000	2,300		Caterpillar Financial Services Corp
6.00%, 10/01/2017	3,250	3,846		2.05%, 08/01/2016	500	521
Morgan Stanley				FMR LLC
2.05%, 01/24/2014(b)	2,000	2,007
				4.75%, 03/01/2013(a)	3,000	3,045
6.00%, 05/13/2014	2,000	2,120		Ford Motor Credit Co LLC
6.00%, 04/28/2015	1,000	1,084		3.98%, 06/15/2016	2,500	2,635
PNC Bank NA				General Electric Capital Corp
4.88%, 09/21/2017	1,300	1,498		0.65%, 09/15/2014(b)	3,500	3,481
6.00%, 12/07/2017	880	1,052		0.66%, 01/08/2016(b)	2,000	1,958
Santander US Debt SAU				2.95%, 05/09/2016	500	529
2.49%, 01/18/2013(a)	1,250	1,244
SunTrust Bank/Atlanta GA				Jefferies Group Inc
0.72%, 08/24/2015(b)	500	482		3.88%, 11/09/2015	1,500	1,509
Wachovia Bank NA				John Deere Capital Corp
0.82%, 11/03/2014(b)	750	744		0.88%, 04/17/2015	500	503
				MassMutual Global Funding II
4.80%, 11/01/2014	500	538		2.30%, 09/28/2015(a)	2,250	2,348
4.88%, 02/01/2015	250	271		2.88%, 04/21/2014(a)	1,000	1,035
Wachovia Corp				Murray Street Investment Trust I
0.66%, 06/15/2017(b)	2,000	1,952
				4.65%, 03/09/2017(b)	3,500	3,759

See accompanying notes

Schedule of Investments
Short-Term Income Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)				Home Equity Asset Backed Securities (continued)
Toyota Motor Credit Corp				New Century Home Equity Loan Trust Series
0.88%, 07/17/2015	$750	$754		2005-3
1.75%, 05/22/2017	1,500	1,541		0.70%, 07/25/2035(b)	$4,500	$4,409
2.05%, 01/12/2017	1,000	1,040		RAMP Trust
3.20%, 06/17/2015	750	800		0.69%, 07/25/2035(b)	500	489
		$28,022		RASC Trust
				4.47%, 03/25/2032	724	734
Electric - 2.28%				4.59%, 08/25/2031	30	30
LG&E and KU Energy LLC				Soundview Home Loan Trust 2005-CTX1
2.13%, 11/15/2015	2,000	2,038		0.64%, 11/25/2035(b)	750	669
Nisource Finance Corp				Terwin Mortgage Trust 2005-2HE
5.25%, 09/15/2017	1,500	1,735		0.60%, 01/25/2035(a),(b)	128	122
6.15%, 03/01/2013	500	511		Wells Fargo Home Equity Trust
PPL Energy Supply LLC				0.63%, 11/25/2035(b)	1,000	936
5.70%, 10/15/2035	1,100	1,200		0.64%, 10/25/2034(b)	183	166
6.20%, 05/15/2016	400	452		5.00%, 10/25/2034	2,646	2,625
		$5,936				$19,244
Finance - Mortgage Loan/Banker - 3.11%				Insurance - 8.56%
Fannie Mae				Aspen Insurance Holdings Ltd
0.50%, 07/02/2015	2,000	2,006		6.00%, 08/15/2014	1,000	1,061
0.75%, 12/18/2013	2,000	2,014		Berkshire Hathaway Finance Corp
1.25%, 02/27/2014	2,000	2,031		1.50%, 01/10/2014	1,500	1,522
Freddie Mac				1.60%, 05/15/2017	1,500	1,535
1.00%, 08/27/2014	2,000	2,028		Berkshire Hathaway Inc
		$8,079		2.20%, 08/15/2016	2,000	2,101
Food- 1.59%				Metropolitan Life Global Funding I
Ingredion Inc				0.73%, 03/19/2014(a),(b)	1,500	1,500
3.20%, 11/01/2015	1,500	1,583		2.50%, 01/11/2013(a)	3,000	3,016
Kraft Foods Group Inc				5.13%, 04/10/2013(a)	250	256
1.63%, 06/04/2015(a)	750	761		5.13%, 06/10/2014(a)	1,760	1,887
2.25%, 06/05/2017(a)	750	772		New York Life Global Funding
TESCO PLC				2.25%, 12/14/2012(a)	1,250	1,255
2.00%, 12/05/2014(a)	1,000	1,020		2.45%, 07/14/2016(a)	1,600	1,669
		$4,136		3.00%, 05/04/2015(a)	750	794
				4.65%, 05/09/2013(a)	1,000	1,026
Gas- 0.90%				5.25%, 10/16/2012(a)	750	751
Florida Gas Transmission Co LLC				Prudential Covered Trust 2012-1
4.00%, 07/15/2015(a)	1,000	1,049		3.00%, 09/30/2015(a)	3,750	3,896
Sempra Energy						$22,269
2.30%, 04/01/2017	750	785
6.00%, 02/01/2013	500	509		Iron & Steel - 1.24%
		$2,343		ArcelorMittal
				4.00%, 03/01/2016	1,500	1,481
Home Equity Asset Backed Securities - 7.40%				5.38%, 06/01/2013	500	513
ABFC 2005-WMC1 Trust				Nucor Corp
0.66%, 06/25/2035(b)	1,872	1,801		5.00%, 12/01/2012	1,230	1,238
ACE Securities Corp						$3,232
0.56%, 05/25/2035(b)	904	875
0.67%, 04/25/2035(b)	436	434		Machinery - Construction & Mining - 0.59%
0.70%, 04/25/2035(b)	536	524		Caterpillar Inc
Aegis Asset Backed Securities Trust				0.95%, 06/26/2015	500	505
0.70%, 03/25/2035(b)	245	241		1.50%, 06/26/2017	1,000	1,021
Asset Backed Securities Corp Home Equity						$1,526
0.73%, 07/25/2035(b)	900	880
				Manufactured Housing Asset Backed Securities - 0.04%
Bayview Financial Acquisition Trust				Green Tree Financial Corp
0.45%, 11/28/2036(b)	18	18
0.85%, 05/28/2044(b)	928	905		7.70%, 09/15/2026	65	72
5.66%, 12/28/2036(b)	94	97		Mid-State Trust IV
				8.33%, 04/01/2030	24	25
6.04%, 11/28/2036	191	190				$97
Bear Stearns Asset Backed Securities Trust
0.55%, 12/25/2035(b)	854	839		Media- 0.68%
Home Equity Asset Trust				Walt Disney Co/The
0.69%, 10/25/2035(b)	1,000	817		1.13%, 02/15/2017	1,750	1,770
0.70%, 07/25/2035(b)	582	563
JP Morgan Mortgage Acquisition Corp
0.67%, 06/25/2035(b)	400	384		Mining - 0.79%
				Anglo American Capital PLC
Mastr Asset Backed Securities Trust				2.15%, 09/27/2013(a)	1,500	1,510
0.47%, 10/25/2035(b)	222	214
Morgan Stanley ABS Capital I
0.97%, 01/25/2035(b)	284	282

See accompanying notes

Schedule of Investments
Short-Term Income Account
September 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Mining (continued)			Mortgage Backed Securities (continued)
Teck Resources Ltd			RALI Trust (continued)
5.38%, 10/01/2015	$500	$552	5.00%, 03/25/2019	$300		$305
		$2,062	5.50%, 08/25/2033	374		377
			Springleaf Mortgage Loan Trust
Mortgage Backed Securities - 4.17%			2.22%, 10/25/2057(a),(c)	964		968
Adjustable Rate Mortgage Trust 2004-2			Structured Asset Securities Corp
1.36%, 02/25/2035(b)	17	17
			4.50%, 02/25/2033	64		64
Adjustable Rate Mortgage Trust 2004-4			WaMu Mortgage Pass Through Certificates
1.02%, 03/25/2035(b)	109	109
			5.00%, 09/25/2018	134		138
Banc of America Alternative Loan Trust			Wells Fargo Mortgage Backed Securities
5.00%, 12/25/2018	490	507	Trust
Banc of America Funding Corp			0.47%, 05/25/2035(b)	16		16
4.75%, 09/25/2019	437	450				$10,841
Banc of America Mortgage Trust 2004-8
5.25%, 10/25/2019	151	155	Oil & Gas - 6.60%
Banc of America Mortgage Trust 2005-2			BG Energy Capital PLC
5.00%, 03/25/2020	180	183	2.88%, 10/15/2016(a)	1,000		1,061
Banc of America Mortgage Trust 2005-7			BP Capital Markets PLC
5.00%, 08/25/2020	106	114	1.85%, 05/05/2017	500		511
BCAP LLC Trust			3.13%, 10/01/2015	1,000		1,068
5.25%, 06/26/2037(a)	17	17	3.63%, 05/08/2014	2,000		2,097
Cendant Mortgage Corp			Ensco PLC
4.88%, 06/25/2034(b)	122	124	3.25%, 03/15/2016	1,750		1,867
Chase Mortgage Finance Corp			Petrobras International Finance Co - Pifco
5.50%, 05/25/2035	17	17	3.88%, 01/27/2016	1,750		1,851
Countrywide Alternative Loan Trust			Phillips 66
6.00%, 02/25/2017	165	168	2.95%, 05/01/2017(a)	2,000		2,116
Countrywide Asset-Backed Certificates			Shell International Finance BV
0.50%, 11/25/2035(b)	201	200	3.10%, 06/28/2015	2,000		2,138
Countrywide Home Loan Mortgage Pass			Total Capital International SA
Through Trust			1.55%, 06/28/2017	1,500		1,528
4.50%, 01/25/2019(b)	214	218	Total Capital SA
4.50%, 08/25/2033	156	158	3.00%, 06/24/2015	2,750		2,926
5.00%, 09/25/2019	286	295				$17,163
5.25%, 10/25/2034	330	336
Credit Suisse First Boston Mortgage Securities			Oil & Gas Services - 1.44%
Corp			Schlumberger Investment SA
			1.95%, 09/14/2016(a)	1,500		1,550
1.18%, 05/25/2034(b)	153	149
5.00%, 09/25/2019	68	68	Weatherford International Ltd/Bermuda
5.00%, 10/25/2019	397	402	5.50%, 02/15/2016	2,000		2,192
Fannie Mae REMICS						$3,742
0.52%, 02/25/2032(b)	9	10	Other Asset Backed Securities - 3.78%
Freddie Mac Reference REMIC			Ameriquest Mortgage Securities Inc
0.62%, 07/15/2023(b)	48	48	0.42%, 08/25/2035(b)	262		254
Freddie Mac REMICS			0.67%, 03/25/2035(b)	244		240
0.67%, 06/15/2023(b)	17	17	Carrington Mortgage Loan Trust
Ginnie Mae			0.50%, 12/25/2035(b)	441		433
4.50%, 08/20/2032	91	98	0.62%, 09/25/2035(b)	606		585
GMAC Mortgage Corp Loan Trust			Citigroup Mortgage Loan Trust Inc
5.25%, 07/25/2034	80	81	0.65%, 07/25/2035(b)	150		147
GSR Mortgage Loan Trust			Countrywide Asset-Backed Certificates
5.00%, 08/25/2019	79	79	0.67%, 08/25/2035(b)	1,754		1,661
JP Morgan Mortgage Trust			0.68%, 10/25/2035(b)	753		739
5.00%, 09/25/2034	1,232	1,268	0.87%, 12/25/2034(b)	404		399
MASTR Adjustable Rate Mortgages Trust			Credit-Based Asset Servicing and
2004-13			Securitization LLC
2.62%, 11/21/2034(b)	232	233	5.33%, 07/25/2035(b)	253		251
MASTR Adjustable Rate Mortgages Trust			Fieldstone Mortgage Investment Trust Series
2004-7			2005-1
0.66%, 08/25/2034(b)	104	104	1.30%, 03/25/2035(b)	999		923
MASTR Alternative Loans Trust			First Frankin Mortgage Loan Trust 2005-FF4
6.50%, 01/25/2019	227	240	0.65%, 05/25/2035(b)	423		393
MASTR Asset Securitization Trust			First Frankin Mortgage Loan Trust 2005-FF9
5.25%, 12/25/2033	1,164	1,183	0.50%, 10/25/2035(b)	560		552
MASTR Asset Securitization Trust 2004-11			Green Tree Home Improvement Loan Trust
5.00%, 12/25/2019	70	73	7.45%, 09/15/2025	3		3
Prime Mortgage Trust			JP Morgan Mortgage Acquisition Corp
5.25%, 07/25/2020(b)	784	786	0.51%, 12/25/2035(b)	600		544
RALI Trust			Mastr Specialized Loan Trust
5.00%, 12/26/2018	1,042	1,066	1.47%, 11/25/2034(a),(b)	435		398

See accompanying notes

Schedule of Investments
Short-Term Income Account
September 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Other Asset Backed Securities (continued)				Savings & Loans - 0.00%
Merrill Lynch Mortgage Investors Inc				Washington Mutual Bank / Henderson NV
0.60%, 05/25/2036(b)	$989	$962		0.00%, 01/15/2013(c),(e)	$200		$—
Saxon Asset Securities Trust
0.59%, 11/25/2035(b)	835	809
Securitized Asset Backed Receivables LLC				Semiconductors - 0.39%
0.52%, 10/25/2035(b)	46	44		Samsung Electronics America Inc
				1.75%, 04/10/2017(a)	1,000		1,014
Wachovia Mortgage Loan Trust LLC
0.59%, 10/25/2035(b)	515	505
		$9,842		Software - 0.20%
				Microsoft Corp
Pharmaceuticals - 2.23%				2.95%, 06/01/2014	500		521
Abbott Laboratories
2.70%, 05/27/2015	1,500	1,586
GlaxoSmithKline Capital PLC				Telecommunications - 1.93%
0.75%, 05/08/2015	750	755		AT&T Inc
Merck & Co Inc				2.40%, 08/15/2016	500		529
1.10%, 01/31/2018	1,500	1,504		2.50%, 08/15/2015	1,000		1,051
Novartis Capital Corp				2.95%, 05/15/2016	1,000		1,075
2.90%, 04/24/2015	500	531		Verizon Communications Inc
Sanofi				3.00%, 04/01/2016	1,250		1,346
1.20%, 09/30/2014	1,000	1,014		Vodafone Group PLC
Watson Pharmaceuticals Inc				1.63%, 03/20/2017	1,000		1,020
1.88%, 10/01/2017(d)	400	404					$5,021
		$5,794		Transportation - 0.39%
Pipelines - 1.15%				United Parcel Service Inc
DCP Midstream LLC				4.50%, 01/15/2013	1,000		1,012
5.38%, 10/15/2015(a)	810	870
Enterprise Products Operating LLC				Trucking & Leasing - 1.27%
1.25%, 08/13/2015	500	505		Penske Truck Leasing Co Lp / PTL Finance
Plains All American Pipeline LP / PAA				Corp
Finance Corp				2.50%, 03/15/2016(a)	1,000		1,000
3.95%, 09/15/2015	1,500	1,630		3.13%, 05/11/2015(a)	2,250		2,302
		$3,005					$3,302
Real Estate - 1.28%				TOTAL BONDS			$250,778
WCI Finance LLC / WEA Finance LLC					Principal
5.70%, 10/01/2016(a)	1,500	1,693		MUNICIPAL BONDS - 0.23%	Amount (000's)	Value	(000	's)
WEA Finance LLC / WT Finance Aust Pty
Ltd				New Hampshire - 0.12%
5.75%, 09/02/2015(a)	500	555		New Hampshire Housing Finance
WT Finance Aust Pty Ltd / Westfield Capital /				Authority FANNIE MAE
WEA Finance LLC				0.21%, 04/15/2016	$300		$300
5.13%, 11/15/2014(a)	1,000	1,080
		$3,328		New York - 0.11%
				Housing Development Corp/NY FANNIE
REITS- 4.38%				MAE
Arden Realty LP				0.18%, 11/15/2031	300		300
5.25%, 03/01/2015	1,000	1,082
BioMed Realty LP				TOTAL MUNICIPAL BONDS			$600
3.85%, 04/15/2016	1,500	1,578
Duke Realty LP				U.S. GOVERNMENT & GOVERNMENT	Principal
6.25%, 05/15/2013	750	775		AGENCY OBLIGATIONS - 0.49%	Amount (000's)	Value	(000	's)
ERP Operating LP				Federal Home Loan Mortgage Corporation (FHLMC) - 0.04%
5.50%, 10/01/2012	700	700
				2.24%, 11/01/2021(b)	$3		$3
Health Care REIT Inc				2.38%, 09/01/2035(b)	74		79
3.63%, 03/15/2016	750	792
5.88%, 05/15/2015	1,000	1,109		6.00%, 05/01/2017	30		32
6.00%, 11/15/2013	500	525		9.50%, 08/01/2016	2		3
Healthcare Realty Trust Inc							$117
5.13%, 04/01/2014	1,650	1,736		Federal National Mortgage Association (FNMA) - 0.29%
Nationwide Health Properties Inc				2.18%, 11/01/2022(b)	1		1
6.00%, 05/20/2015	500	557		2.26%, 04/01/2033(b)	227		239
6.25%, 02/01/2013	2,500	2,546		2.30%, 02/01/2037(b)	117		124
		$11,400		2.36%, 01/01/2035(b)	11		12
				2.41%, 11/01/2032(b)	14		14
Retail - 0.79%				2.47%, 12/01/2032(b)	55		59
Wal-Mart Stores Inc				2.66%, 07/01/2034(b)	93		99
1.50%, 10/25/2015	1,000	1,032		2.70%, 08/01/2034(b)	38		41
1.63%, 04/15/2014	1,000	1,018		2.72%, 01/01/2019(b)	1		1
		$2,050		2.74%, 01/01/2035(b)	66		70

See accompanying notes

Schedule of Investments
Short-Term Income Account
September 30, 2012 (unaudited)

				(a)	Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
U.S. GOVERNMENT & GOVERNMENT	Principal			registration, normally to qualified institutional buyers. Unless otherwise
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	indicated, these securities are not considered illiquid. At the end of the
Federal National Mortgage Association (FNMA) (continued)				period, the value of these securities totaled $60,361 or 23.20% of net
2.80%, 02/01/2035(b)	$11	$12		assets.
3.00%, 12/01/2033(b)	32	32		(b) Variable Rate. Rate shown is in effect at September 30, 2012.
4.32%, 11/01/2035(b)	4	5		(c)	Market value is determined in accordance with procedures established in
5.61%, 04/01/2019(b)	2	2		good faith by the Board of Directors. At the end of the period, the value of
6.50%, 01/01/2014	2	2		these securities totaled $968 or 0.37% of net assets.
6.50%, 01/01/2014	3	3		(d) Security purchased on a when-issued basis.
8.00%, 05/01/2027	38	43		(e) Non-Income Producing Security
8.50%, 11/01/2017	4	4		(f) Security or a portion of the security was pledged to cover margin
		$763		requirements for futures contracts. At the end of the period, the value of
Government National Mortgage Association (GNMA) - 0.03%				these securities totaled $231 or 0.09% of net assets.

9.00%, 12/15/2020	4	5
9.00%, 04/20/2025	1	1		Portfolio Summary (unaudited)
10.00%, 02/15/2025	3	3		Sector	Percent
10.00%, 12/15/2020	1	1		Financial	45 .90%
10.00%, 04/15/2025	1	1		Asset Backed Securities	11 .30%
11.00%, 12/15/2015	2	2		Energy	9.19%
11.00%, 12/15/2015	1	1		Consumer, Non-cyclical	8.27%
10.00%, 09/15/2018	3	3		Mortgage Securities	4.53%
10.00%, 09/15/2018	3	3		Basic Materials	3.49%
10.00%, 02/15/2019	24	25		Government	3.24%
10.00%, 06/15/2020	8	10		Utilities	3.18%
10.00%, 05/15/2020	10	11		Industrial	2.84%
		$66		Technology	2.62%
U.S. Treasury - 0.13%				Communications	2.61%
0.63%, 12/31/2012(f)	350	350		Consumer, Cyclical	1.77%
				Insured	0.23%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Other Assets in Excess of Liabilities, Net	0.83%
OBLIGATIONS		$1,296		TOTAL NET ASSETS	100.00%
	Maturity
REPURCHASE AGREEMENTS - 2.05%	Amount (000's)	Value(000	's)
Banks- 2.05%
Investment in Joint Trading Account; Credit	$1,365	$1,365
Suisse Repurchase Agreement; 0.18%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $1,392,258; 3.50% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	955	955
Bank Repurchase Agreement; 0.20% dated
09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $974,581; 0.00% - 7.50%; dated
11/30/12 - 01/01/48)
Investment in Joint Trading Account; JP	1,433	1,433
Morgan Repurchase Agreement; 0.18%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $1,461,871; 4.38% - 11.25%;
dated 02/15/15 - 11/15/39)
Investment in Joint Trading Account; Merrill	1,570	1,570
Lynch Repurchase Agreement; 0.13%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $1,601,097; 0.00% - 5.50%;
dated 11/30/12 - 07/15/36)
		$5,323
TOTAL REPURCHASE AGREEMENTS		$5,323
Total Investments		$257,997
Other Assets in Excess of Liabilities, Net - 0.83%		$2,148
TOTAL NET ASSETS - 100.00%		$260,145

See accompanying notes

Schedule of Investments Short-Term Income Account September 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
US 5 Year Note; December 2012	Short	180	$22,331	$22,434	$(103)
Total					$(103)
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Blend Account
September 30, 2012 (unaudited)

COMMON STOCKS - 96.93%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 1.36%				Diversified Financial Services - 1.67%
Astronics Corp (a)	2,067	$64		Calamos Asset Management Inc	12,166		$142
Triumph Group Inc	9,600	600		Interactive Brokers Group Inc - A Shares	31,270		438
		$664		Medley Capital Corp	15,690		221
				Portfolio Recovery Associates Inc (a)	156		16
Airlines - 1.19%							$817
Alaska Air Group Inc (a)	16,560	581
				Electric - 3.27%
				Avista Corp	24,970		642
Automobile Parts & Equipment - 0.53%				NorthWestern Corp	16,390		594
Dana Holding Corp	20,940	258		UNS Energy Corp	8,620		361
							$1,597
Banks - 7.32%
Banner Corp	7,162	194		Electrical Components & Equipment - 1.09%
				EnerSys Inc (a)	12,220		431
BBCN Bancorp Inc (a)	17,802	225
Boston Private Financial Holdings Inc	28,920	277		Generac Holdings Inc	4,326		99
Capital Bank Financial Corp (a)	19,180	345					$530
First of Long Island Corp/The	2,700	83		Electronics - 2.56%
FNB Corp/PA	22,343	251		FEI Co	12,940		692
National Penn Bancshares Inc	34,910	318		Fluidigm Corp (a)	9,730		166
Susquehanna Bancshares Inc	53,190	556		OSI Systems Inc (a)	5,000		389
Texas Capital Bancshares Inc (a)	6,580	327					$1,247
Umpqua Holdings Corp	23,470	303
Webster Financial Corp	23,390	554		Engineering & Construction - 1.65%
WesBanco Inc	6,800	141		Dycom Industries Inc (a)	24,391		351
		$3,574		EMCOR Group Inc	16,000		456
							$807
Biotechnology - 2.36%
Ariad Pharmaceuticals Inc (a)	9,880	239		Food - 1.43%
Cubist Pharmaceuticals Inc (a)	2,610	125		Diamond Foods Inc	14,880		280
Cytokinetics Inc (a)	77,219	64		Fresh Del Monte Produce Inc	16,290		417
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	—					$697
Incyte Corp Ltd (a)	3,890	70
Medicines Co/The (a)	7,280	188		Gas - 0.79%
Myriad Genetics Inc (a)	4,040	109		Southwest Gas Corp	8,720		385
NewLink Genetics Corp (a)	3,620	59
RTI Biologics Inc (a)	44,400	185		Healthcare - Products - 2.80%
Seattle Genetics Inc (a)	4,120	111		Cantel Medical Corp	7,149		194
		$1,150		Cynosure Inc (a)	5,240		138
				DexCom Inc (a)	6,220		93
Building Materials - 0.74%				HeartWare International Inc (a)	2,780		263
Headwaters Inc (a)	44,357	292		Insulet Corp (a)	6,790		146
Louisiana-Pacific Corp (a)	5,540	69		Orthofix International NV (a)	6,914		309
		$361		Symmetry Medical Inc (a)	22,400		222
Chemicals - 2.21%							$1,365
Cabot Corp	7,230	264		Healthcare - Services - 3.03%
Georgia Gulf Corp	11,310	410		HealthSouth Corp (a)	28,580		687
Landec Corp (a)	2,750	32		Magellan Health Services Inc (a)	8,200		423
WR Grace & Co (a)	6,280	371		WellCare Health Plans Inc (a)	6,520		369
		$1,077					$1,479
Commercial Services - 5.01%				Holding Companies - Diversified - 0.96%
Acacia Research Corp (a)	10,667	292		National Bank Holdings Corp (a)	24,110		469
AVEO Pharmaceuticals Inc (a)	9,100	95
H&E Equipment Services Inc	25,820	313
Huron Consulting Group Inc (a)	14,651	510		Home Builders - 0.52%
Kenexa Corp (a)	6,553	300		M/I Homes Inc (a)	13,200		255
PAREXEL International Corp (a)	14,760	454
RPX Corp (a)	18,634	209
Team Health Holdings Inc (a)	9,980	271		Insurance - 2.57%
				Alterra Capital Holdings Ltd	23,780		569
		$2,444		Amtrust Financial Services Inc	8,846		227
Computers - 3.68%				Protective Life Corp	8,130		213
CACI International Inc (a)	6,730	349		Validus Holdings Ltd	7,250		246
Fortinet Inc (a)	12,700	307					$1,255
Manhattan Associates Inc (a)	14,200	813
				Internet - 2.20%
Syntel Inc	5,280	329		Ancestry.com Inc (a)	8,765		264
		$1,798		Liquidity Services Inc (a)	6,340		318
				TIBCO Software Inc (a)	16,330		494
Consumer Products - 0.82%
Prestige Brands Holdings Inc (a)	23,460	398					$1,076

See accompanying notes

Schedule of Investments
SmallCap Blend Account
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Investment Companies - 0.64%					Retail (continued)
Prospect Capital Corp	27,170	$313			Conn's Inc (a)	21,850		$482
					DSW Inc	7,570		505
					Fifth & Pacific Cos Inc (a)	51,290		656
Iron & Steel - 0.50%
Metals USA Holdings Corp (a)	18,068	242			Hot Topic Inc	31,845		277
					Pier 1 Imports Inc	21,343		400
					Red Robin Gourmet Burgers Inc (a)	17,064		556
Leisure Products & Services - 1.45%					Sally Beauty Holdings Inc (a)	18,310		459
Polaris Industries Inc	7,370	596			Susser Holdings Corp (a)	8,900		322
Town Sports International Holdings Inc (a)	9,140	113						$4,703
		$709			Savings & Loans - 1.36%
Machinery - Diversified - 2.23%					Oritani Financial Corp	22,200		334
Chart Industries Inc (a)	8,140	601			Provident Financial Services Inc	20,880		330
DXP Enterprises Inc (a)	1,689	81						$664
Global Power Equipment Group Inc	6,770	125
Robbins & Myers Inc	4,714	281			Semiconductors - 3.40%
					Entegris Inc (a)	60,440		491
		$1,088			IXYS Corp (a)	14,310		142
Media - 0.53%					Lattice Semiconductor Corp (a)	60,470		231
Sinclair Broadcast Group Inc	23,140	259			MKS Instruments Inc	19,880		507
					Rudolph Technologies Inc (a)	27,590		290
Mining - 0.86%								$1,661
Golden Star Resources Ltd (a)	44,380	88			Software - 2.61%
Stillwater Mining Co (a)	28,279	333			CommVault Systems Inc (a)	7,170		421
		$421			MedAssets Inc (a)	5,260		93
					MicroStrategy Inc (a)	2,220		298
Miscellaneous Manufacturing - 4.40%					Proofpoint Inc (a)	7,860		117
AZZ Inc	11,220	426			SYNNEX Corp (a)	10,550		344
Crane Co	12,910	516
Movado Group Inc	12,200	411						$1,273
Smith & Wesson Holding Corp (a)	72,171	795			Telecommunications - 2.95%
		$2,148			Arris Group Inc (a)	39,949		511
					Consolidated Communications Holdings Inc	12,110		208
Oil & Gas - 5.30%					Plantronics Inc	14,440		510
Berry Petroleum Co	9,550	388			RF Micro Devices Inc (a)	52,800		209
Energy XXI Bermuda Ltd	17,920	626
Gulfport Energy Corp (a)	22,955	718						$1,438
Halcon Resources Corp (a)	61,033	447			Textiles - 0.15%
Kodiak Oil & Gas Corp (a)	43,770	410			G&K Services Inc	2,269		71
		$2,589
Oil & Gas Services - 1.26%					Transportation - 1.08%
Flotek Industries Inc (a)	10,200	129			Atlas Air Worldwide Holdings Inc (a)	8,230		425
Hornbeck Offshore Services Inc (a)	13,310	488			Celadon Group Inc	6,392		103
		$617						$528
Pharmaceuticals - 2.47%					Trucking & Leasing - 0.31%
Achillion Pharmaceuticals Inc (a)	20,010	208			Amerco Inc	1,400		149
Alkermes PLC (a)	4,050	84
Array BioPharma Inc (a)	27,050	159			TOTAL COMMON STOCKS			$47,302
MAP Pharmaceuticals Inc (a)	11,836	184				Maturity
Medivation Inc (a)	1,940	109			REPURCHASE AGREEMENTS - 2.60%	Amount (000's)	Value	(000	's)
Natural Grocers by Vitamin Cottage Inc (a)	6,151	137
Onyx Pharmaceuticals Inc (a)	1,050	89		Banks	- 2.60%
Pharmacyclics Inc (a)	1,920	124			Investment in Joint Trading Account; Credit	$326		$326
Questcor Pharmaceuticals Inc	2,160	40			Suisse Repurchase Agreement; 0.18%
Vivus Inc (a)	3,924	70			dated 09/28/2012 maturing 10/01/2012
		$1,204			(collateralized by US Government
					Securities; $332,371; 3.50% - 10.63%;
REITS - 6.03%					dated 08/15/15 - 08/15/40)
Brandywine Realty Trust	20,330	248			Investment in Joint Trading Account; Deutsche	228		228
Coresite Realty Corp	10,403	280			Bank Repurchase Agreement; 0.20% dated
Douglas Emmett Inc	23,250	537			09/28/2012 maturing 10/01/2012
Extra Space Storage Inc	15,760	524			(collateralized by US Government
First Industrial Realty Trust Inc (a)	22,780	299			Securities; $232,660; 0.00% - 7.50%; dated
National Retail Properties Inc	13,780	420			11/30/12 - 01/01/48)
Post Properties Inc	10,200	489			Investment in Joint Trading Account; JP	342		342
STAG Industrial Inc	8,852	144			Morgan Repurchase Agreement; 0.18%
		$2,941			dated 09/28/2012 maturing 10/01/2012
					(collateralized by US Government
Retail - 9.64%					Securities; $348,990; 4.38% - 11.25%;
Brinker International Inc	17,350	612			dated 02/15/15 - 11/15/39)
Coinstar Inc (a)	9,650	434

See accompanying notes

Schedule of Investments SmallCap Blend Account September 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$375	$375
Lynch Repurchase Agreement; 0.13%
dated 09/28/2012 maturing 10/01/2012
(collateralized by US Government
Securities; $382,227; 0.00% - 5.50%; dated
11/30/12 - 07/15/36)
		$1,271
TOTAL REPURCHASE AGREEMENTS		$1,271
Total Investments		$48,573
Other Assets in Excess of Liabilities, Net - 0.47%		$229
TOTAL NET ASSETS - 100.00%		$48,802

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		22 .19%
Consumer, Non-cyclical		17 .92%
Industrial		15 .42%
Consumer, Cyclical		13 .48%
Technology		9.69%
Energy		6.57%
Communications		5.68%
Utilities		4.06%
Basic Materials		3.56%
Diversified		0.96%
Other Assets in Excess of Liabilities, Net		0.47%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
Russell 2000 Mini; December 2012	Long	5	$428		$417	$(11)
Total						$(11)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
September 30, 2012 (unaudited)

COMMON STOCKS - 96.29%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 1.63%				Beverages (continued)
Aerovironment Inc (a)	381	$9		Peet's Coffee & Tea Inc (a)	261		$19
Astronics Corp (a)	385	12					$55
Cubic Corp	312	15
GenCorp Inc (a)	1,691	16		Biotechnology - 3.79%
				Acorda Therapeutics Inc (a)	908		23
HEICO Corp	1,243	48		Affymax Inc (a)	814		17
Kaman Corp	614	22		Agenus Inc (a)	495		2
LMI Aerospace Inc (a)	40	1
				Alnylam Pharmaceuticals Inc (a)	22,386		421
Moog Inc (a)	182	7
				AMAG Pharmaceuticals Inc (a)	621		11
National Presto Industries Inc	18	1		Arena Pharmaceuticals Inc (a)	4,373		36
SIFCO Industries Inc	37	1		Arqule Inc (a)	2,158		11
Teledyne Technologies Inc (a)	301	19
				BioCryst Pharmaceuticals Inc (a)	1,754		7
Triumph Group Inc	11,756	735		Biotime Inc (a)	1,122		5
		$886		Cambrex Corp (a)	546		6
Agriculture - 0.05%				Cubist Pharmaceuticals Inc (a)	1,434		68
Alico Inc	55	2		Curis Inc (a)	2,176		9
Star Scientific Inc (a)	2,875	10		Dendreon Corp (a)	3,085		15
Vector Group Ltd	825	13		Dynavax Technologies Corp (a)	3,084		15
		$25		Emergent Biosolutions Inc (a)	189		3
				Exact Sciences Corp (a)	8,815		97
Airlines - 0.57%				Exelixis Inc (a)	4,165		20
Alaska Air Group Inc (a)	1,589	56
				Halozyme Therapeutics Inc (a)	1,957		15
Allegiant Travel Co (a)	346	22
				Immunogen Inc (a)	1,303		19
Hawaiian Holdings Inc (a)	993	6
				Immunomedics Inc (a)	2,275		8
Republic Airways Holdings Inc (a)	948	4
				Incyte Corp Ltd (a)	16,440		297
SkyWest Inc	122	1		Lexicon Pharmaceuticals Inc (a)	3,134		7
Spirit Airlines Inc (a)	10,599	181
				Medicines Co/The (a)	1,234		32
US Airways Group Inc (a)	3,832	40
				Momenta Pharmaceuticals Inc (a)	646		9
		$310		NPS Pharmaceuticals Inc (a)	63,153		584
Apparel - 1.17%				Omeros Corp (a)	948		9
Cherokee Inc	275	4		OncoGenex Pharmaceutical Inc (a)	532		8
Crocs Inc (a)	29,096	471		PDL BioPharma Inc	2,730		21
G-III Apparel Group Ltd (a)	76	3		Repligen Corp (a)	990		6
Oxford Industries Inc	282	16		Seattle Genetics Inc (a)	1,905		51
RG Barry Corp	284	4		Sequenom Inc (a)	28,224		100
Steven Madden Ltd (a)	889	39		Spectrum Pharmaceuticals Inc (a)	1,332		16
True Religion Apparel Inc	571	12		Trius Therapeutics Inc (a)	887		5
Warnaco Group Inc/The (a)	721	38		Verastem Inc (a)	10,732		101
Wolverine World Wide Inc	1,100	49		Vical Inc (a)	2,543		11
		$636					$2,065
Automobile Manufacturers - 0.02%				Building Materials - 1.97%
Wabash National Corp (a)	1,266	9		AAON Inc	682		13
				American DG Energy Inc (a)	784		2
				Apogee Enterprises Inc	10,556		207
Automobile Parts & Equipment - 0.20%				Drew Industries Inc (a)	324		10
Commercial Vehicle Group Inc (a)	995	7
				Eagle Materials Inc	1,038		48
Cooper Tire & Rubber Co	1,222	23		Headwaters Inc (a)	2,179		14
Dana Holding Corp	543	7		Nortek Inc (a)	283		16
Dorman Products Inc (a)	554	17		Patrick Industries Inc (a)	141		2
Tenneco Inc (a)	1,388	39		PGT Inc (a)	355		1
Titan International Inc	997	18		Trex Co Inc (a)	11,399		389
		$111		USG Corp (a)	16,811		369
Banks - 6.59%							$1,071
Arrow Financial Corp	22	1		Chemicals - 0.55%
Bank of the Ozarks Inc	21,327	735		Aceto Corp	222		2
Cass Information Systems Inc	341	14		American Vanguard Corp	638		22
CoBiz Financial Inc	19,879	139		Balchem Corp	670		25
First Horizon National Corp	13,940	134		Chemtura Corp (a)	1,572		27
Signature Bank/New York NY (a)	5,800	389
				Georgia Gulf Corp	496		18
Susquehanna Bancshares Inc	46,281	484		Hawkins Inc	334		14
SVB Financial Group (a)	9,375	567
Texas Capital Bancshares Inc (a)	14,035	698		HB Fuller Co	1,144		35
				Innophos Holdings Inc	499		24
Walker & Dunlop Inc (a)	26,677	410		Innospec Inc (a)	103		4
Westamerica Bancorporation	308	15		KMG Chemicals Inc	278		5
		$3,586		Landec Corp (a)	226		3
Beverages - 0.10%				Olin Corp	1,074		23
Boston Beer Co Inc/The (a)	157	18		OMNOVA Solutions Inc (a)	1,696		13
Coca-Cola Bottling Co Consolidated	170	12		PolyOne Corp	1,683		28
National Beverage Corp (a)	414	6		Quaker Chemical Corp	129		6
				Rentech Inc (a)	5,462		13

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)					Commercial Services (continued)
Stepan Co	181		$17		VistaPrint NV (a)	779		$27
TPC Group Inc (a)	333		14		Wright Express Corp (a)	888		62
Zep Inc	337		5					$1,469
			$298		Computers - 1.85%
Coal - 0.03%					3D Systems Corp (a)	7,838		258
SunCoke Energy Inc (a)	1,132		18		CACI International Inc (a)	78		4
					Computer Task Group Inc (a)	429		7
					Cray Inc (a)	1,360		17
Commercial Services - 2.70%					Datalink Corp (a)	544		4
Acacia Research Corp (a)	1,173		32
Accretive Health Inc (a)	1,276		14		Digimarc Corp	258		6
					Echelon Corp (a)	741		3
Advisory Board Co/The (a)	688		33
					Electronics for Imaging Inc (a)	105		2
American Public Education Inc (a)	396		14
					Fortinet Inc (a)	18,020		435
American Reprographics Co (a)	231		1
					iGate Corp (a)	735		13
AMN Healthcare Services Inc (a)	802		8
					j2 Global Inc	866		28
Arbitron Inc	601		23		LivePerson Inc (a)	1,258		23
Avis Budget Group Inc (a)	2,095		32
					Manhattan Associates Inc (a)	465		27
Barrett Business Services Inc	249		7		Mentor Graphics Corp (a)	1,150		18
Bridgepoint Education Inc (a)	604		6
					MTS Systems Corp	374		20
Brink's Co/The	1,115		29		Netscout Systems Inc (a)	824		21
Capella Education Co (a)	309		11
					Quantum Corp (a)	518		1
Cardtronics Inc (a)	1,009		30
					RealD Inc (a)	1,387		12
CDI Corp	60		1		Stratasys Inc (a)	496		27
Chemed Corp	446		31		Super Micro Computer Inc (a)	930		11
Corporate Executive Board Co	791		42		Synaptics Inc (a)	777		19
Corvel Corp (a)	214		10
CoStar Group Inc (a)	643		52		Syntel Inc	353		22
					Unisys Corp (a)	512		11
Deluxe Corp	807		25		Virtusa Corp (a)	681		12
Dollar Thrifty Automotive Group Inc (a)	348		30
					Vocera Communications Inc (a)	103		3
Electro Rent Corp	68		1
ExamWorks Group Inc (a)	199		3					$1,004
ExlService Holdings Inc (a)	538		16		Consumer Products - 0.17%
Forrester Research Inc	516		15		ACCO Brands Corp (a)	1,902		12
Franklin Covey Co (a)	346		4		AT Cross Co (a)	302		3
Global Cash Access Holdings Inc (a)	1,504		12		Blyth Inc	380		10
Grand Canyon Education Inc (a)	904		21		Central Garden and Pet Co - A Shares (a)	211		3
Green Dot Corp (a)	879		11		Prestige Brands Holdings Inc (a)	778		13
H&E Equipment Services Inc	585		7		Spectrum Brands Holdings Inc	445		18
Hackett Group Inc/The (a)	899		4		Tumi Holdings Inc (a)	494		12
Healthcare Services Group Inc	1,337		31		WD-40 Co	367		19
Heartland Payment Systems Inc	887		28					$90
HMS Holdings Corp (a)	1,956		65
Huron Consulting Group Inc (a)	541		19		Cosmetics & Personal Care - 0.06%
					Elizabeth Arden Inc (a)	504		24
Insperity Inc	535		14
Intersections Inc	299		3		Inter Parfums Inc	430		8
K12 Inc (a)	534		11					$32
Kenexa Corp (a)	623		29
					Distribution & Wholesale - 4.05%
Kforce Inc(a)	965		11		Beacon Roofing Supply Inc (a)	1,106		32
Landauer Inc	214		13		Core-Mark Holding Co Inc	68		3
Matthews International Corp	491		15		Houston Wire & Cable Co	233		2
MAXIMUS Inc	766		46		MWI Veterinary Supply Inc (a)	13,296		1,419
Medifast Inc (a)	508		13
					Owens & Minor Inc	1,216		36
Monro Muffler Brake Inc	620		22		Pool Corp	1,086		45
Multi-Color Corp	17		—		Titan Machinery Inc (a)	618		13
National Research Corp	89		4		United Stationers Inc	83		2
On Assignment Inc (a)	861		17
					Watsco Inc	590		45
PAREXEL International Corp(a)	1,341		41		WESCO International Inc (a)	10,600		606
Providence Service Corp/The (a)	84		1
RPX Corp (a)	693		8					$2,203
Sotheby's	477		15		Diversified Financial Services - 0.85%
Standard Parking Corp (a)	574		13		BGC Partners Inc	2,318		11
Steiner Leisure Ltd (a)	349		16		Cohen & Steers Inc	428		13
Strayer Education Inc	271		17		Credit Acceptance Corp (a)	181		15
Team Health Holdings Inc (a)	640		17		DFC Global Corp (a)	813		14
Team Inc (a)	470		15		Diamond Hill Investment Group Inc	98		8
TMS International Corp (a)	180		2		Duff & Phelps Corp	305		4
TNS Inc (a)	897		13		Ellie Mae Inc (a)	577		16
TrueBlue Inc (a)	667		10		Encore Capital Group Inc (a)	393		11
United Rentals Inc (a)	10,104		331		Epoch Holding Corp	582		13
Valassis Communications Inc (a)	594		15		Financial Engines Inc (a)	6,764		161
					GAMCO Investors Inc	229		11

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Entertainment (continued)
Greenhill & Co Inc	674	$35		Multimedia Games Holding Co Inc (a)	977		$15
MarketAxess Holdings Inc	732	23		Shuffle Master Inc (a)	32,436		513
MicroFinancial Inc	114	1		Six Flags Entertainment Corp	897		53
Nationstar Mortgage Holdings Inc (a)	385	13		Vail Resorts Inc	251		14
Netspend Holdings Inc (a)	1,107	11					$779
Ocwen Financial Corp (a)	236	6
Portfolio Recovery Associates Inc (a)	403	42		Environmental Control - 0.19%
				Calgon Carbon Corp (a)	1,016		15
Pzena Investment Management Inc	294	2
Regional Management Corp (a)	172	3		Ceco Environmental Corp	215		2
				Darling International Inc (a)	839		15
Stifel Financial Corp (a)	529	18
				EnergySolutions Inc (a)	781		2
WageWorks Inc (a)	142	3
				GSE Holding Inc (a)	293		2
Westwood Holdings Group Inc	237	9
World Acceptance Corp (a)	246	17		Mine Safety Appliances Co	651		24
				Tetra Tech Inc (a)	1,220		32
		$460		TRC Cos Inc (a)	473		4
Electric - 0.01%				US Ecology Inc	420		9
Ormat Technologies Inc	178	3					$105
Otter Tail Corp	68	2
		$5		Food - 0.78%
				Arden Group Inc	26		3
Electrical Components & Equipment - 0.34%				B&G Foods Inc	1,152		35
Acuity Brands Inc	999	63		Calavo Growers Inc	435		11
Belden Inc	956	35		Cal-Maine Foods Inc	291		13
Coleman Cable Inc	273	3		Chefs' Warehouse Inc/The (a)	392		6
EnerSys Inc (a)	404	14		Hain Celestial Group Inc (a)	894		56
Generac Holdings Inc	403	9		J&J Snack Foods Corp	352		20
Graham Corp	354	6		Lancaster Colony Corp	459		34
Littelfuse Inc	452	26		Lifeway Foods Inc	147		1
Universal Display Corp (a)	783	27		Post Holdings Inc (a)	455		14
		$183		Sanderson Farms Inc	557		25
				Smart Balance Inc (a)	6,902		83
Electronics - 2.41%				Snyders-Lance Inc	787		20
American Science & Engineering Inc	57	4		Tootsie Roll Industries Inc	538		14
Analogic Corp	274	21		TreeHouse Foods Inc (a)	568		30
Badger Meter Inc	291	11		United Natural Foods Inc (a)	979		57
Coherent Inc (a)	246	11
Cymer Inc (a)	191	10					$422
Daktronics Inc	321	3		Forest Products & Paper - 0.15%
FARO Technologies Inc (a)	20,062	829		Buckeye Technologies Inc	527		17
FEI Co	822	44		Clearwater Paper Corp (a)	432		18
Fluidigm Corp (a)	889	15		Deltic Timber Corp	219		14
II-VI Inc (a)	898	17		Neenah Paper Inc	340		10
InvenSense Inc (a)	730	9		Orchids Paper Products Co	98		2
Measurement Specialties Inc (a)	488	16		PH Glatfelter Co	256		5
Mesa Laboratories Inc	92	4		Schweitzer-Mauduit International Inc	528		17
Multi-Fineline Electronix Inc (a)	49	1					$83
NVE Corp (a)	177	11
OSI Systems Inc (a)	458	36		Gas - 0.04%
Plexus Corp (a)	357	11		Piedmont Natural Gas Co Inc	219		7
Rogers Corp (a)	245	10		South Jersey Industries Inc	236		13
Sypris Solutions Inc	251	2					$20
Woodward Inc	1,387	47		Hand & Machine Tools - 0.06%
Zagg Inc (a)	23,342	199		Franklin Electric Co Inc	524		32
Zygo Corp (a)	79	1
		$1,312
				Healthcare - Products - 4.09%
Energy - Alternate Sources - 0.04%				Abaxis Inc (a)	495		18
Clean Energy Fuels Corp (a)	1,303	17		ABIOMED Inc (a)	748		16
Renewable Energy Group Inc (a)	139	1		Accuray Inc (a)	2,605		18
Saratoga Resources Inc (a)	647	4		Align Technology Inc (a)	14,253		527
		$22		ArthroCare Corp (a)	519		17
				AtriCure Inc (a)	452		3
Engineering & Construction - 0.10%				Atrion Corp	58		13
Argan Inc	79	1		BG Medicine Inc (a)	391		1
Dycom Industries Inc (a)	1,074	15
Exponent Inc (a)	306	18		Cantel Medical Corp	474		13
				Cepheid Inc (a)	14,101		487
MasTec Inc (a)	1,098	22
				Cerus Corp (a)	1,617		5
		$56		Conceptus Inc (a)	691		14
Entertainment - 1.43%				Cyberonics Inc (a)	624		33
Carmike Cinemas Inc (a)	13,163	148		Cynosure Inc (a)	172		5
Churchill Downs Inc	152	10		DexCom Inc (a)	1,374		21
Lions Gate Entertainment Corp (a)	1,673	26		Endologix Inc (a)	1,239		17

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Home Furnishings - 1.19%
Exactech Inc (a)	73	$1		DTS Inc/CA (a)	671		$16
Female Health Co/The	645	5		Ethan Allen Interiors Inc	474		10
Genomic Health Inc (a)	375	13		La-Z-Boy Inc (a)	544		8
Greatbatch Inc (a)	13,351	325		Select Comfort Corp (a)	11,864		375
Haemonetics Corp (a)	574	46		Skullcandy Inc (a)	16,238		223
HeartWare International Inc (a)	279	26		TiVo Inc (a)	1,249		13
ICU Medical Inc (a)	254	15					$645
ImmunoCellular Therapeutics Ltd (a)	1,454	4
Insulet Corp (a)	958	21		Insurance - 0.11%
Integra LifeSciences Holdings Corp (a)	409	17		Amtrust Financial Services Inc	150		4
				eHealth Inc (a)	698		13
IRIS International Inc (a)	568	11
Luminex Corp (a)	933	18		Employers Holdings Inc	224		4
MAKO Surgical Corp (a)	725	13		First American Financial Corp	344		8
				Greenlight Capital Re Ltd (a)	279		7
Masimo Corp (a)	1,156	28
Meridian Bioscience Inc	902	17		Homeowners Choice Inc	53		1
Merit Medical Systems Inc (a)	87	1		Montpelier Re Holdings Ltd ADR	226		5
				Navigators Group Inc/The (a)	150		7
Natus Medical Inc (a)	644	8
NuVasive Inc (a)	381	9		Tower Group Inc	669		13
NxStage Medical Inc (a)	1,102	15					$62
OraSure Technologies Inc (a)	1,227	14		Internet - 5.02%
Orthofix International NV (a)	340	15		Active Network Inc/The (a)	779		10
PhotoMedex Inc (a),(b)	13,964	197		Ancestry.com Inc (a)	681		20
PSS World Medical Inc (a)	1,130	26		Bankrate Inc (a)	924		14
Quidel Corp (a)	632	12		Bazaarvoice Inc (a)	10,981		166
Rochester Medical Corp (a)	331	4		Blucora Inc (a)	226		4
Rockwell Medical Technologies Inc (a)	726	6		Blue Nile Inc (a)	317		12
Spectranetics Corp (a)	1,256	18		Boingo Wireless Inc (a)	563		4
STAAR Surgical Co (a)	1,295	10		Brightcove Inc (a)	29,946		350
STERIS Corp	955	34		BroadSoft Inc (a)	628		26
SurModics Inc (a)	123	2		CafePress Inc (a)	169		1
Symmetry Medical Inc (a)	417	4		Cogent Communications Group Inc	1,043		24
Tornier NV (a)	385	7		comScore Inc (a)	708		11
Utah Medical Products Inc	120	4		Constant Contact Inc (a)	610		11
Vascular Solutions Inc (a)	556	8		DealerTrack Holdings Inc (a)	866		24
Volcano Corp (a)	1,193	34		Dice Holdings Inc (a)	1,666		14
West Pharmaceutical Services Inc	484	26		ExactTarget Inc (a)	21,016		509
Young Innovations Inc	89	3		Global Sources Ltd (a)	102		1
		$2,225		HealthStream Inc (a)	438		12
				HomeAway Inc (a)	7,585		178
Healthcare - Services - 2.90%				Internap Network Services Corp (a)	958		7
Acadia Healthcare Co Inc (a)	31,200	744
				Liquidity Services Inc (a)	538		27
Air Methods Corp (a)	287	34
				magicJack VocalTec Ltd (a)	373		9
Amsurg Corp (a)	370	11
Bio-Reference Labs Inc (a)	556	16		NIC Inc	1,476		22
				OpenTable Inc (a)	506		21
Capital Senior Living Corp (a)	868	13
				Pandora Media Inc (a)	13,866		152
Centene Corp (a)	1,152	43
				Perficient Inc (a)	878		11
Emeritus Corp (a)	696	15
				Responsys Inc (a)	1,308		13
Ensign Group Inc/The	387	12		Saba Software Inc (a)	41,341		413
HealthSouth Corp (a)	1,806	43
				Sapient Corp (a)	2,783		30
IPC The Hospitalist Co Inc (a)	12,261	560
				Sourcefire Inc (a)	10,777		528
Magellan Health Services Inc (a)	50	3
				Spark Networks Inc (a)	409		2
Metropolitan Health Networks Inc (a)	1,621	15
				SPS Commerce Inc (a)	388		15
Molina Healthcare Inc (a)	88	2
				Synacor Inc (a)	232		2
Skilled Healthcare Group Inc (a)	635	4
				Travelzoo Inc (a)	254		6
Sunrise Senior Living Inc (a)	1,066	15
				ValueClick Inc (a)	1,029		18
US Physical Therapy Inc	429	12		VASCO Data Security International Inc (a)	465		4
Vanguard Health Systems Inc (a)	981	12
				VirnetX Holding Corp (a)	828		21
WellCare Health Plans Inc (a)	467	26
				Web.com Group Inc (a)	703		13
		$1,580		Websense Inc (a)	825		13
Holding Companies - Diversified - 0.01%				XO Group Inc (a)	934		8
Primoris Services Corp	289	4		Zix Corp (a)	2,136		6
							$2,732
Home Builders - 2.08%				Investment Companies - 0.00%
Hovnanian Enterprises Inc (a)	108,434	375		Main Street Capital Corp	69		2
Meritage Homes Corp (a)	10,709	408
Ryland Group Inc/The	496	15
Standard Pacific Corp (a)	49,136	332		Iron & Steel - 0.52%
		$1,130		Carpenter Technology Corp	5,350		280
				Metals USA Holdings Corp (a)	104		1
							$281

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Leisure Products & Services - 0.67%				Miscellaneous Manufacturing (continued)
Arctic Cat Inc (a)	286	$12		Trimas Corp (a)	670		$16
Black Diamond Inc (a)	27,329	240					$478
Brunswick Corp/DE	2,021	46
Interval Leisure Group Inc	891	17		Office Furnishings - 0.15%
Life Time Fitness Inc (a)	899	41		Herman Miller Inc	1,350		26
Town Sports International Holdings Inc (a)	827	10		HNI Corp	1,005		26
		$366		Interface Inc	1,174		15
				Knoll Inc	772		11
Lodging - 0.05%				Steelcase Inc	374		4
Ameristar Casinos Inc	575	10					$82
Gaylord Entertainment Co (a)	410	16
		$26		Oil & Gas - 3.88%
				Alon USA Energy Inc	278		4
Machinery - Diversified - 2.66%				Apco Oil and Gas International Inc	318		5
Altra Holdings Inc	590	11		Approach Resources Inc (a)	642		19
Applied Industrial Technologies Inc	906	38		Arabian American Development Co (a)	728		7
Cascade Corp	15	1		Berry Petroleum Co	1,050		43
Chart Industries Inc (a)	6,885	508		Carrizo Oil & Gas Inc (a)	770		19
Cognex Corp	988	34		Clayton Williams Energy Inc (a)	20		1
DXP Enterprises Inc (a)	313	15		Contango Oil & Gas Co (a)	271		13
Flow International Corp (a)	372	1		CREDO Petroleum Corp (a)	159		2
iRobot Corp (a)	550	13		CVR Energy Inc (a)	403		15
Lindsay Corp	300	22		Energy XXI Bermuda Ltd	1,277		45
Middleby Corp (a)	6,482	749		Evolution Petroleum Corp (a)	605		5
Robbins & Myers Inc	367	22		Gulfport Energy Corp (a)	17,127		535
Sauer-Danfoss Inc	427	17		Halcon Resources Corp (a)	2,166		16
Tennant Co	444	19		Isramco Inc (a)	37		4
		$1,450		Kodiak Oil & Gas Corp (a)	32,932		309
				Magnum Hunter Resources Corp (a)	120,041		533
Media - 0.72%				Magnum Hunter Resources Corp - Warrants	6,002		—
Belo Corp	1,221	10		(a),(b),(c)
Demand Media Inc (a)	796	9
				Matador Resources Co (a)	428		4
Martha Stewart Living Omnimedia	28,079	86		Midstates Petroleum Co Inc (a)	401		4
Nexstar Broadcasting Group Inc (a)	102	1
				Northern Oil and Gas Inc (a)	1,406		24
Sinclair Broadcast Group Inc	25,707	288		Oasis Petroleum Inc (a)	1,801		53
		$394		Panhandle Oil and Gas Inc	237		7
Metal Fabrication & Hardware - 0.09%				Rex Energy Corp (a)	25,642		342
Dynamic Materials Corp	175	2		Rosetta Resources Inc (a)	1,179		57
Haynes International Inc	204	11		Vaalco Energy Inc (a)	1,285		11
RBC Bearings Inc (a)	523	25		Venoco Inc (a)	1,048		12
Sun Hydraulics Corp	414	11		W&T Offshore Inc	87		2
		$49		Warren Resources Inc (a)	380		1
				Western Refining Inc	753		20
Mining - 0.89%							$2,112
Allied Nevada Gold Corp (a)	10,818	422
AMCOL International Corp	470	16		Oil & Gas Services - 1.36%
Coeur d'Alene Mines Corp (a)	847	24		C&J Energy Services Inc (a)	488		10
Gold Resource Corp	599	13		Dril-Quip Inc (a)	906		65
United States Lime & Minerals Inc (a)	58	3		Flotek Industries Inc (a)	1,152		15
US Silica Holdings Inc (a)	419	6		Forum Energy Technologies Inc (a)	7,995		194
		$484		Global Geophysical Services Inc (a)	743		4
				Hornbeck Offshore Services Inc (a)	8,850		324
Miscellaneous Manufacturing - 0.88%				ION Geophysical Corp (a)	2,925		20
Actuant Corp	516	15		Lufkin Industries Inc	757		41
AO Smith Corp	247	14		Matrix Service Co (a)	127		1
AZZ Inc	596	23		Mitcham Industries Inc (a)	295		5
Blount International Inc (a)	1,155	15		OYO Geospace Corp (a)	150		18
CLARCOR Inc	1,162	52		Pioneer Energy Services Corp (a)	458		4
GP Strategies Corp (a)	493	9		Targa Resources Corp	644		32
Handy & Harman Ltd (a)	174	3		TGC Industries Inc (a)	520		4
Hexcel Corp (a)	2,320	56		Willbros Group Inc (a)	331		2
Hillenbrand Inc	1,261	23					$739
John Bean Technologies Corp	683	11
Koppers Holdings Inc	465	16		Packaging & Containers - 0.02%
LSB Industries Inc (a)	415	18		AEP Industries Inc (a)	148		9
Movado Group Inc	46	1
Myers Industries Inc	768	12		Pharmaceuticals - 8.00%
Park-Ohio Holdings Corp (a)	272	6		Achillion Pharmaceuticals Inc (a)	13,512		141
Raven Industries Inc	4,942	145		Akorn Inc (a)	40,688		538
Smith & Wesson Holding Corp (a)	1,469	16		Alkermes PLC (a)	2,439		51
Standex International Corp	103	5		Amicus Therapeutics Inc (a)	1,075		6
Sturm Ruger & Co Inc	437	22		Anika Therapeutics Inc (a)	420		6

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Antares Pharma Inc (a)	3,346	$15		Monmouth Real Estate Investment Corp	641		$7
Array BioPharma Inc (a)	2,019	12		National Health Investors Inc	570		29
Auxilium Pharmaceuticals Inc (a)	1,096	27		Omega Healthcare Investors Inc	2,378		54
BioDelivery Sciences International Inc (a)	759	5		Potlatch Corp	582		22
BioScrip Inc (a)	26,815	244		PS Business Parks Inc	355		24
Biospecifics Technologies Corp (a)	160	3		Saul Centers Inc	277		12
Cadence Pharmaceuticals Inc (a)	2,200	9		Strategic Hotels & Resorts Inc (a)	3,024		18
ChemoCentryx Inc (a)	198	2		Sun Communities Inc	594		26
Corcept Therapeutics Inc (a)	1,800	5		Tanger Factory Outlet Centers	4,280		138
Cumberland Pharmaceuticals Inc (a)	234	2		Urstadt Biddle Properties Inc	622		13
Dusa Pharmaceuticals Inc (a)	35,042	238		Washington Real Estate Investment Trust	488		13
Dyax Corp (a)	3,628	9					$910
Furiex Pharmaceuticals Inc (a)	262	5
Hi-Tech Pharmacal Co Inc (a)	147	5		Retail - 12.83%
				Aeropostale Inc (a)	13,553		183
Idenix Pharmaceuticals Inc (a)	2,915	13
				AFC Enterprises Inc (a)	552		14
Impax Laboratories Inc (a)	1,500	39
				America's Car-Mart Inc/TX (a)	285		13
Infinity Pharmaceuticals Inc (a)	551	13
				ANN Inc (a)	1,115		42
Ironwood Pharmaceuticals Inc (a)	1,506	19
				Asbury Automotive Group Inc (a)	558		16
Isis Pharmaceuticals Inc (a)	2,269	32
				Biglari Holdings Inc (a)	4		2
Jazz Pharmaceuticals PLC (a)	14,510	827
				BJ's Restaurants Inc (a)	11,541		523
Medicis Pharmaceutical Corp	1,287	56
Medivation Inc (a)	10,438	588		Bob Evans Farms Inc	141		6
				Body Central Corp (a)	22,385		234
Nektar Therapeutics (a)	1,843	20
				Bravo Brio Restaurant Group Inc (a)	19,504		283
Neogen Corp (a)	533	23
Neurocrine Biosciences Inc (a)	1,502	12		Buckle Inc/The	634		29
				Buffalo Wild Wings Inc (a)	420		36
Obagi Medical Products Inc (a)	683	8
				Cabela's Inc (a)	958		52
Opko Health Inc (a)	2,287	10
Optimer Pharmaceuticals Inc (a)	1,012	14		Casey's General Stores Inc	759		43
Osiris Therapeutics Inc (a)	603	7		Cash America International Inc	289		11
Par Pharmaceutical Cos Inc (a)	625	31		Cato Corp/The	613		18
Pernix Therapeutics Holdings (a)	333	2		CEC Entertainment Inc	440		13
Pharmacyclics Inc (a)	1,232	79		Cheesecake Factory Inc/The	1,235		44
				Children's Place Retail Stores Inc/The (a)	209		13
POZEN Inc (a)	976	6
				Chuy's Holdings Inc (a)	4,368		107
Progenics Pharmaceuticals Inc (a)	1,079	3
				Coinstar Inc (a)	715		32
Questcor Pharmaceuticals Inc	1,203	22		Collective Brands Inc (a)	1,201		26
Rigel Pharmaceuticals Inc (a)	1,150	12
Sagent Pharmaceuticals Inc (a)	15,120	241		Cracker Barrel Old Country Store Inc	436		29
				Denny's Corp (a)	2,771		13
Santarus Inc (a)	1,246	11
Sarepta Therapeutics Inc (a)	19,006	295		Destination Maternity Corp	215		4
				DineEquity Inc (a)	342		19
Schiff Nutrition International Inc (a)	476	12
Sciclone Pharmaceuticals Inc (a)	2,026	11		Domino's Pizza Inc	1,161		44
Sucampo Pharmaceuticals Inc (a)	438	2		Einstein Noah Restaurant Group Inc	174		3
				Express Inc (a)	2,025		30
Synageva BioPharma Corp (a)	6,452	345
				Ezcorp Inc (a)	812		19
Synutra International Inc (a)	632	3
				Fifth & Pacific Cos Inc (a)	29,420		376
Theravance Inc (a)	1,381	36
Threshold Pharmaceuticals Inc (a)	1,647	12		Finish Line Inc/The	687		16
				First Cash Financial Services Inc (a)	674		31
USANA Health Sciences Inc (a)	221	10
				Francesca's Holdings Corp (a)	18,318		563
Vanda Pharmaceuticals Inc (a)	1,036	4
				Genesco Inc (a)	554		37
Ventrus Biosciences Inc (a)	458	2
Vivus Inc (a)	11,529	206		GNC Holdings Inc	12,305		480
				Gordmans Stores Inc (a)	301		6
Zogenix Inc (a)	1,999	5
				Hibbett Sports Inc (a)	11,546		686
		$4,354		HSN Inc	886		44
Pipelines - 0.02%				Jack in the Box Inc (a)	816		23
Crosstex Energy Inc	807	11		Jos A Bank Clothiers Inc (a)	612		30
				Lumber Liquidators Holdings Inc (a)	622		32
				Mattress Firm Holding Corp (a)	13,823		389
Real Estate - 0.09%				Nathan's Famous Inc (a)	95		3
HFF Inc (a)	982	14
				Pantry Inc/The (a)	58		1
Sovran Self Storage Inc	616	36		Papa John's International Inc (a)	419		22
		$50		Penske Automotive Group Inc	390		12
REITS - 1.67%				PetMed Express Inc	710		7
Acadia Realty Trust	1,022	25		Pier 1 Imports Inc	2,200		41
Alexander's Inc	47	20		Pricesmart Inc	365		28
Associated Estates Realty Corp	793	12		Red Robin Gourmet Burgers Inc (a)	10,004		326
Coresite Realty Corp	364	10		Roundy's Inc	713		4
DuPont Fabros Technology Inc	673	17		rue21 inc (a)	355		11
EastGroup Properties Inc	621	33		Rush Enterprises Inc - Class A (a)	8,270		159
Glimcher Realty Trust	36,403	385		Ruth's Hospitality Group Inc (a)	1,257		8
Highwoods Properties Inc	1,350	44		Sonic Corp (a)	1,106		11
LTC Properties Inc	238	8		Susser Holdings Corp (a)	170		6

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Software (continued)
Systemax Inc (a)	23	$—		Pegasystems Inc	388		$11
Teavana Holdings Inc (a)	15,137	197		Proofpoint Inc (a)	218		3
Texas Roadhouse Inc	8,564	146		QAD Inc (a)	229		3
Tilly's Inc (a)	18,799	345		QLIK Technologies Inc (a)	15,162		340
Ulta Salon Cosmetics & Fragrance Inc	5,035	485		Quality Systems Inc	896		17
Vera Bradley Inc (a)	462	11		Quest Software Inc (a)	1,276		36
Vitamin Shoppe Inc (a)	9,141	533		RealPage Inc (a)	820		19
Zumiez Inc (a)	500	14		SciQuest Inc (a)	652		12
		$6,984		SS&C Technologies Holdings Inc (a)	331		8
				Synchronoss Technologies Inc (a)	10,983		251
Savings & Loans - 0.02%				Take-Two Interactive Software Inc (a)	1,542		16
Investors Bancorp Inc	263	5		Tangoe Inc (a)	1,091		14
Oritani Financial Corp	564	8		Tyler Technologies Inc (a)	688		30
		$13		Ultimate Software Group Inc (a)	5,943		607
Semiconductors - 3.54%				Verint Systems Inc (a)	498		14
Cabot Microelectronics Corp	543	19					$2,784
Cavium Inc (a)	16,934	565
Ceva Inc (a)	645	9		Storage & Warehousing - 0.00%
				Wesco Aircraft Holdings Inc (a)	162		2
Cirrus Logic Inc (a)	1,293	50
GT Advanced Technologies Inc (a)	2,341	13
Hittite Microwave Corp (a)	734	41		Telecommunications - 4.33%
Inphi Corp (a)	16,426	175		8x8 Inc (a)	2,523		16
Integrated Device Technology Inc (a)	37,098	218		ADTRAN Inc	1,485		26
Micrel Inc	1,153	12		Anaren Inc (a)	67		1
Microsemi Corp (a)	12,573	252		Anixter International Inc	397		23
Monolithic Power Systems Inc (a)	10,482	207		Arris Group Inc (a)	528		7
Peregrine Semiconductor Corp (a)	15,499	262		Aruba Networks Inc (a)	33,274		749
Power Integrations Inc	648	20		Atlantic Tele-Network Inc	321		14
QLogic Corp (a)	851	10		CalAmp Corp (a)	1,024		8
Semtech Corp (a)	1,293	32		Calix Inc (a)	495		3
Ultratech Inc (a)	611	19		Ciena Corp (a)	1,734		24
Veeco Instruments Inc (a)	357	11		Cincinnati Bell Inc (a)	2,533		14
Volterra Semiconductor Corp (a)	591	13		Comverse Technology Inc (a)	4,391		27
		$1,928		Consolidated Communications Holdings Inc	953		16
				DigitalGlobe Inc (a)	502		10
Software - 5.12%				Extreme Networks (a)	3,359		11
ACI Worldwide Inc (a)	910	38		General Communication Inc (a)	1,433		14
Actuate Corp (a)	1,646	12		Globecomm Systems Inc (a)	635		7
Advent Software Inc (a)	724	18
				HickoryTech Corp	494		5
American Software Inc/Georgia	860	7		IDT Corp - Class B	518		5
Aspen Technology Inc (a)	2,020	52		Infinera Corp (a)	1,946		11
athenahealth Inc (a)	811	74
				InterDigital Inc/PA	876		33
AVG Technologies NV (a)	276	3		IPG Photonics Corp (a)	13,603		779
Blackbaud Inc	905	22		Iridium Communications Inc (a)	255		2
CommVault Systems Inc (a)	1,021	60		Ixia (a)	22,691		365
Computer Programs & Systems Inc	243	14		LogMeIn Inc (a)	442		10
Cornerstone OnDemand Inc (a)	766	23
CSG Systems International Inc (a)	698	16		Loral Space & Communications Inc	239		17
				Lumos Networks Corp	493		4
Deltek Inc (a)	806	11		Neonode Inc (a)	12,675		48
Ebix Inc	479	11		Netgear Inc (a)	393		15
EPAM Systems Inc (a)	173	3
				NTELOS Holdings Corp	520		9
EPIQ Systems Inc	91	1		Numerex Corp (a)	365		4
Epocrates Inc (a)	623	7		Orbcomm Inc (a)	632		2
Fair Isaac Corp	784	35		Plantronics Inc	332		12
Greenway Medical Technologies (a)	227	4		Premiere Global Services Inc (a)	412		4
Guidewire Software Inc (a)	3,068	95
				Primus Telecommunications Group Inc	433		7
Infoblox Inc (a)	12,914	300		RF Micro Devices Inc (a)	1,253		5
InnerWorkings Inc (a)	1,163	15		RigNet Inc (a)	439		8
Innodata Inc (a)	811	3		ShoreTel Inc (a)	1,556		6
JDA Software Group Inc (a)	346	11
				Tessco Technologies Inc	97		2
Jive Software Inc (a)	17,144	269		Ubiquiti Networks Inc (a)	373		4
Market Leader Inc (a)	683	5		ViaSat Inc (a)	740		28
MedAssets Inc (a)	716	13
Medidata Solutions Inc (a)	503	21					$2,355
Mediware Information Systems (a)	91	2		Toys, Games & Hobbies - 0.03%
MicroStrategy Inc (a)	195	26		LeapFrog Enterprises Inc (a)	1,848		17
Monotype Imaging Holdings Inc	837	13
Omnicell Inc (a)	9,848	137
				Transportation - 1.34%
Opnet Technologies Inc	299	10		CAI International Inc (a)	186		4
Parametric Technology Corp (a)	2,737	60
PDF Solutions Inc (a)	860	12		Celadon Group Inc	715		12

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
September 30, 2012 (unaudited)

Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Consumer, Cyclical	24 .44%
Transportation (continued)			Consumer, Non-cyclical	22 .65%
Echo Global Logistics Inc (a)	542	$9	Financial	12 .11%
Forward Air Corp	686	21	Industrial	11 .74%
Genesee & Wyoming Inc (a)	812	54	Technology	10 .50%
Gulfmark Offshore Inc (a)	207	7	Communications	10 .07%
Heartland Express Inc	858	11	Energy	5.33%
HUB Group Inc (a)	864	26	Basic Materials	2.11%
Knight Transportation Inc	1,160	17	Utilities	0.11%
Old Dominion Freight Line Inc (a)	1,428	43	Diversified	0.01%
PHI Inc (a)	38	1	Other Assets in Excess of Liabilities, Net	0.93%
Quality Distribution Inc (a)	285	3	TOTAL NET ASSETS	100.00%
Roadrunner Transportation Systems Inc (a)	30,029	486
Saia Inc (a)	108	2
Swift Transportation Co (a)	1,864	16
Werner Enterprises Inc	898	19
		$731
Trucking & Leasing - 0.05%
TAL International Group Inc	332	11
Textainer Group Holdings Ltd	450	14
		$25
Water - 0.06%
American States Water Co	70	3
California Water Service Group	747	14
Connecticut Water Service Inc	204	7
SJW Corp	155	4
York Water Co	344	6
		$34
TOTAL COMMON STOCKS		$52,395
	Maturity
REPURCHASE AGREEMENTS - 2.78%	Amount (000's)	Value (000's)
Banks - 2.78%
Investment in Joint Trading Account; Credit	$388	$388
Suisse Repurchase Agreement; 0.18%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $395,975; 3.50% - 10.63%;
dated 08/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	272	272
Bank Repurchase Agreement; 0.20% dated
9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $277,184; 0.00% - 7.50%; dated
11/30/12 - 01/01/48)
Investment in Joint Trading Account; JP	408	408
Morgan Repurchase Agreement; 0.18%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $415,774; 4.38% - 11.25%;
dated 02/15/15 - 11/15/39)
Investment in Joint Trading Account; Merrill	446	446
Lynch Repurchase Agreement; 0.13%
dated 9/28/2012 maturing 10/1/2012
(collateralized by US Government
Securities; $455,372; 0.00% - 5.50%; dated
11/30/12 - 07/15/36)
		$1,514
TOTAL REPURCHASE AGREEMENTS		$1,514
Total Investments		$53,909
Other Assets in Excess of Liabilities, Net - 0.93%		$506
TOTAL NET ASSETS - 100.00%		$54,415

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

See accompanying notes

Schedule of Investments SmallCap Growth Account II September 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2012	Long	25	$2,129	$2,086	$(43)
Total					$(43)
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Value Account I
September 30, 2012 (unaudited)

COMMON STOCKS - 95.67%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.01%				Banks (continued)
Harte-Hanks Inc	2,187	$15		Bancorp Inc/DE (a)	2,341		$24
				BancorpSouth Inc	4,996		74
				Bank of Kentucky Financial Corp	1,230		34
Aerospace & Defense - 1.67%				Bank of Marin Bancorp	404		17
AAR Corp	2,097	34
Aerovironment Inc (a)	560	13		Bank of the Ozarks Inc	2,700		93
				Banner Corp	4,111		112
Cubic Corp	451	23		Bar Harbor Bankshares	315		11
Curtiss-Wright Corp	5,586	182		BBCN Bancorp Inc (a)	10,026		126
Esterline Technologies Corp (a)	4,724	265
GenCorp Inc (a)	1,229	12		Boston Private Financial Holdings Inc	8,804		84
Kratos Defense & Security Solutions Inc (a)	8,700	51		Bridge Bancorp Inc	693		16
				Bridge Capital Holdings (a)	535		8
LMI Aerospace Inc (a)	12,846	262
M/A-COM Technology Solutions Holdings Inc(a)	1,400	18		Bryn Mawr Bank Corp	903		20
				C&F Financial Corp	261		10
Moog Inc (a)	3,017	114		Camden National Corp	1,368		51
National Presto Industries Inc	224	16		Cardinal Financial Corp	1,475		21
Orbital Sciences Corp (a)	3,070	45		Cathay General Bancorp	9,979		172
Teledyne Technologies Inc (a)	1,337	85		Center Bancorp Inc	2,204		26
				Centerstate Banks Inc	2,350		21
Triumph Group Inc	9,300	582		Central Pacific Financial Corp (a)	3,600		51
		$1,702		Century Bancorp Inc/MA	269		9
Agriculture - 0.42%				Chemical Financial Corp	3,820		93
Alico Inc	160	5		Citizens & Northern Corp	5,366		105
Andersons Inc/The	6,217	235		Citizens Republic Bancorp Inc (a)	22,123		428
Universal Corp/VA	3,778	192		City Holding Co	5,492		196
		$432		CNB Financial Corp/PA	1,722		30
				CoBiz Financial Inc	9,523		67
Airlines - 1.05%				Columbia Banking System Inc	2,006		37
Alaska Air Group Inc (a)	11,706	411
Hawaiian Holdings Inc (a)	1,894	10		Community Bank System Inc	4,718		133
JetBlue Airways Corp (a)	12,406	59		Community Trust Bancorp Inc	5,083		181
				CVB Financial Corp	33,645		401
Republic Airways Holdings Inc (a)	63,915	296		Eagle Bancorp Inc (a)	1,279		21
SkyWest Inc	2,578	27		East West Bancorp Inc	3,900		82
Spirit Airlines Inc (a)	3,800	65
US Airways Group Inc (a)	19,900	208		Enterprise Bancorp Inc/MA	435		7
				Enterprise Financial Services Corp	6,753		92
		$1,076		Farmers National Banc Corp	1,532		10
Apparel - 0.85%				Fidelity Southern Corp	1,592		15
Columbia Sportswear Co	646	35		Financial Institutions Inc	6,078		113
G-III Apparel Group Ltd (a)	766	27		First Bancorp Inc/ME	1,158		21
Iconix Brand Group Inc (a)	12,137	221		First BanCorp/Puerto Rico (a)	7,800		34
Jones Group Inc/The	12,727	164		First Bancorp/Troy NC	1,800		21
Perry Ellis International Inc (a)	13,416	296		First Busey Corp	15,487		76
Quiksilver Inc (a)	5,998	20		First California Financial Group Inc (a)	1,812		13
RG Barry Corp	63	1		First Commonwealth Financial Corp	64,624		456
Skechers U.S.A. Inc (a)	3,198	65		First Community Bancshares Inc/VA	8,543		130
Unifi Inc (a)	1,090	14		First Connecticut Bancorp Inc/Farmington CT	1,393		19
Warnaco Group Inc/The (a)	500	26		First Financial Bancorp	22,498		381
		$869		First Financial Bankshares Inc	1,641		59
				First Financial Corp/IN	2,040		64
Automobile Parts & Equipment - 0.90%				First Interstate Bancsystem Inc	1,179		18
American Axle & Manufacturing Holdings Inc(a)	3,521	40		First Merchants Corp	6,115		92
				First Midwest Bancorp Inc/IL	13,650		171
Cooper Tire & Rubber Co	32,780	629		First of Long Island Corp/The	1,354		42
Dana Holding Corp	7,070	87		FirstMerit Corp	8,899		131
Douglas Dynamics Inc	1,014	15		FNB Corp/PA	26,383		296
Meritor Inc (a)	3,837	16		FNB United Corp (a)	3,900		46
Miller Industries Inc/TN	882	14		German American Bancorp Inc	1,739		42
Modine Manufacturing Co (a)	2,148	16		Glacier Bancorp Inc	3,719		58
Spartan Motors Inc	2,549	13		Great Southern Bancorp Inc	2,284		70
Standard Motor Products Inc	1,059	19		Guaranty Bancorp (a)	6,174		12
Superior Industries International Inc	4,258	73		Hancock Holding Co	3,505		108
		$922		Hanmi Financial Corp (a)	37,924		486
				Heartland Financial USA Inc	2,868		78
Banks - 11.48%				Heritage Financial Corp/WA	415		6
1st Source Corp	1,876	42		Heritage Oaks Bancorp (a)	1,584		9
Access National Corp	602	8		Home BancShares Inc/AR	1,142		39
Alliance Financial Corp/NY	1,478	59		Horizon Bancorp/IN	1,105		32
American National Bankshares Inc	638	14		Hudson Valley Holding Corp	449		8
Ameris Bancorp (a)	1,885	24
				Iberiabank Corp	3,657		167
Ames National Corp	641	13		Independent Bank Corp/Rockland MA	5,714		172
Arrow Financial Corp	745	19		International Bancshares Corp	2,756		52
Bancfirst Corp	1,801	78		Lakeland Bancorp Inc	9,062		94

See accompanying notes

Schedule of Investments
SmallCap Value Account I
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Biotechnology - 0.78%
Lakeland Financial Corp	3,442	$95		Agenus Inc (a)	721		$3
MainSource Financial Group Inc	8,897	114		Arena Pharmaceuticals Inc (a)	1,832		15
MB Financial Inc	2,851	56		Ariad Pharmaceuticals Inc (a)	1,900		46
Mercantile Bank Corp	697	12		Cambrex Corp (a)	18,867		222
Merchants Bancshares Inc	1,161	35		Celldex Therapeutics Inc (a)	6,000		38
Metro Bancorp Inc (a)	1,114	14		Curis Inc (a)	1,460		6
MetroCorp Bancshares Inc (a)	4,546	48		Emergent Biosolutions Inc (a)	1,629		23
Middleburg Financial Corp	434	8		Enzon Pharmaceuticals Inc (a)	3,426		24
MidSouth Bancorp Inc	598	10		Geron Corp (a)	10,434		18
MidWestOne Financial Group Inc	553	12		Harvard Bioscience Inc (a)	1,617		7
National Bankshares Inc	522	17		Incyte Corp Ltd (a)	8,100		146
National Penn Bancshares Inc	17,871	163		Lexicon Pharmaceuticals Inc (a)	77,700		180
NBT Bancorp Inc	5,791	128		Maxygen Inc	2,243		6
Northrim BanCorp Inc	527	11		Momenta Pharmaceuticals Inc (a)	1,468		21
Old National Bancorp/IN	4,926	67		PDL BioPharma Inc	1,828		14
OmniAmerican Bancorp Inc (a)	904	21		RTI Biologics Inc (a)	4,026		17
Oriental Financial Group Inc	16,701	176		Transcept Pharmaceuticals Inc (a)	907		5
Pacific Continental Corp	1,426	13					$791
Pacific Mercantile Bancorp (a)	867	6
PacWest Bancorp	7,873	184		Building Materials - 0.37%
Park National Corp	1,771	124		Apogee Enterprises Inc	1,498		29
				Drew Industries Inc (a)	828		25
Park Sterling Corp (a)	11,300	56
				Gibraltar Industries Inc (a)	1,502		19
Peapack Gladstone Financial Corp	719	12
Penns Woods Bancorp Inc	308	14		Griffon Corp	2,116		22
				Louisiana-Pacific Corp (a)	7,514		94
Peoples Bancorp Inc/OH	5,080	117
Pinnacle Financial Partners Inc (a)	22,675	438		LSI Industries Inc	1,542		11
				NCI Building Systems Inc (a)	1,476		15
Preferred Bank/Los Angeles CA (a)	1,900	27
PrivateBancorp Inc	3,122	50		Quanex Building Products Corp	1,847		35
Prosperity Bancshares Inc	2,180	93		Simpson Manufacturing Co Inc	1,651		47
				Texas Industries Inc (a)	1,016		41
Renasant Corp	6,326	124
Republic Bancorp Inc/KY	3,095	68		Universal Forest Products Inc	994		41
S&T Bancorp Inc	1,459	26					$379
Sandy Spring Bancorp Inc	1,252	24		Chemicals - 1.34%
SCBT Financial Corp	797	32		A Schulman Inc	1,526		36
Sierra Bancorp	5,500	67		Aceto Corp	2,000		19
Simmons First National Corp	885	22		Chemtura Corp (a)	1,985		34
Southside Bancshares Inc	4,002	87		Codexis Inc (a)	2,118		6
Southwest Bancorp Inc/Stillwater OK (a)	21,053	228		Georgia Gulf Corp	12,787		463
State Bank Financial Corp	1,643	27		HB Fuller Co	6,700		206
StellarOne Corp	5,365	71		Innospec Inc (a)	2,030		69
Sterling Financial Corp/WA	5,759	128		Kraton Performance Polymers Inc (a)	1,762		46
Suffolk Bancorp (a)	900	13		Landec Corp (a)	2,056		24
Susquehanna Bancshares Inc	22,921	240		Minerals Technologies Inc	953		68
SY Bancorp Inc	2,490	58		Oil-Dri Corp of America	306		7
Taylor Capital Group Inc (a)	4,123	71		Olin Corp	1,153		25
Tompkins Financial Corp	1,878	76		OM Group Inc (a)	1,626		30
TowneBank/Portsmouth VA	1,213	19		PolyOne Corp	4,071		68
Trico Bancshares	1,597	26		Quaker Chemical Corp	521		24
TrustCo Bank Corp NY	10,958	62		Rockwood Holdings Inc	2,400		112
Trustmark Corp	6,927	169		Sensient Technologies Corp	2,294		84
UMB Financial Corp	1,708	83		Stepan Co	38		4
Umpqua Holdings Corp	5,834	75		TPC Group Inc (a)	372		15
Union First Market Bankshares Corp	1,639	25		Zep Inc	1,946		29
United Bankshares Inc/WV	2,543	63					$1,369
United Community Banks Inc/GA (a)	1,855	16
Univest Corp of Pennsylvania	1,287	23		Coal - 0.41%
ViewPoint Financial Group Inc	1,777	34		Arch Coal Inc	9,754		62
Virginia Commerce Bancorp Inc (a)	8,558	75		Cloud Peak Energy Inc (a)	12,251		222
Walker & Dunlop Inc (a)	927	14		Hallador Energy Co	529		4
Washington Trust Bancorp Inc	2,727	72		SunCoke Energy Inc (a)	6,921		111
Webster Financial Corp	3,707	88		Westmoreland Coal Co (a)	2,381		24
WesBanco Inc	4,401	91					$423
West Bancorporation Inc	9,308	113		Commercial Services - 3.65%
West Coast Bancorp/OR	4,239	95		ABM Industries Inc	4,596		87
Westamerica Bancorporation	574	27		American Reprographics Co (a)	2,463		11
Western Alliance Bancorp (a)	3,698	38
				AMN Healthcare Services Inc (a)	1,609		16
Wilshire Bancorp Inc (a)	33,495	211
				Ascent Capital Group Inc (a)	721		39
Wintrust Financial Corp	1,669	63		Carriage Services Inc	2,793		26
		$11,716		CBIZ Inc (a)	2,948		18
				CDI Corp	867		15

See accompanying notes

Schedule of Investments
SmallCap Value Account I
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Computers (continued)
Cenveo Inc (a)	69,000	$158		Vocera Communications Inc (a)	310		$10
Consolidated Graphics Inc (a)	648	17					$1,313
Convergys Corp	6,050	95
Corinthian Colleges Inc (a)	36,564	87		Consumer Products - 1.39%
				ACCO Brands Corp (a)	3,182		21
CRA International Inc (a)	703	12
Cross Country Healthcare Inc (a)	2,072	10		American Greetings Corp	7,703		129
Deluxe Corp	20,874	638		Blyth Inc	2,000		52
				Central Garden and Pet Co - A Shares (a)	1,711		21
Dollar Thrifty Automotive Group Inc (a)	692	60
Electro Rent Corp	1,368	24		CSS Industries Inc	793		16
				Helen of Troy Ltd (a)	22,571		718
Ennis Inc	1,278	21		Prestige Brands Holdings Inc (a)	26,794		455
Euronet Worldwide Inc (a)	2,546	48
ExamWorks Group Inc (a)	1,218	18		Spectrum Brands Holdings Inc	278		11
Franklin Covey Co (a)	338	4					$1,423
FTI Consulting Inc (a)	2,119	57		Cosmetics & Personal Care - 0.08%
Gartner Inc (a)	2,000	92		Elizabeth Arden Inc (a)	342		16
Geo Group Inc/The	2,731	76		Inter Parfums Inc	375		7
Great Lakes Dredge & Dock Corp	3,011	23		Revlon Inc (a)	3,811		59
ICF International Inc (a)	1,007	20					$82
Intersections Inc	246	3
Kelly Services Inc	1,308	16		Distribution & Wholesale - 0.36%
Korn/Ferry International (a)	2,534	39		Brightpoint Inc (a)	3,609		32
Lincoln Educational Services Corp	2,897	12		Core-Mark Holding Co Inc	487		24
Live Nation Entertainment Inc (a)	7,476	64		Houston Wire & Cable Co	929		10
Mac-Gray Corp	5,624	75		MRC Global Inc (a)	3,600		89
Matthews International Corp	897	27		Owens & Minor Inc	750		23
McGrath RentCorp	625	16		Rentrak Corp (a)	305		5
Monster Worldwide Inc (a)	6,203	45		ScanSource Inc (a)	1,447		46
Multi-Color Corp	1,030	24		United Stationers Inc	5,198		135
Navigant Consulting Inc (a)	10,740	119					$364
PDI Inc (a)	745	6
Performant Financial Corp (a)	4,900	52		Diversified Financial Services - 4.11%
PHH Corp (a)	31,911	649		Aircastle Ltd	10,857		123
Providence Service Corp/The (a)	775	10		Artio Global Investors Inc	2,493		7
				Asset Acceptance Capital Corp (a)	1,292		10
Quad/Graphics Inc	17,525	298		Asta Funding Inc	902		8
Rent-A-Center Inc/TX	3,137	110		BGC Partners Inc	23,400		115
Resources Connection Inc	2,252	30		Calamos Asset Management Inc	1,501		18
RPX Corp (a)	2,100	24
				California First National Bancorp	183		3
Sotheby's	2,021	64		Cowen Group Inc (a)	58,470		158
Stewart Enterprises Inc	18,389	154		DFC Global Corp (a)	16,916		290
TeleTech Holdings Inc (a)	2,890	49
				Doral Financial Corp (a)	28,800		27
TMS International Corp (a)	604	6
TrueBlue Inc (a)	1,137	18		Duff & Phelps Corp	1,828		25
				Encore Capital Group Inc (a)	8,569		242
Universal Technical Institute Inc	599	8		Evercore Partners Inc - Class A	1,391		38
Valassis Communications Inc (a)	874	22
Vantiv Inc (a)	4,500	97		Federal Agricultural Mortgage Corp	806		21
				Horizon Technology Finance Corp	510		8
Viad Corp	929	19		INTL. FCStone Inc (a)	1,087		21
		$3,728		Investment Technology Group Inc (a)	2,079		18
Computers - 1.29%				KBW Inc	1,540		25
CACI International Inc (a)	4,946	256		Knight Capital Group Inc (a)	7,945		21
CIBER Inc (a)	7,300	25		Manning & Napier Inc	1,074		13
Computer Task Group Inc (a)	289	5		Marlin Business Services Corp	650		14
Echelon Corp (a)	1,442	5		Medley Capital Corp	1,412		20
Electronics for Imaging Inc (a)	8,784	146		MicroFinancial Inc	432		4
Fusion-io Inc (a)	3,500	106		National Financial Partners Corp (a)	27,069		458
Imation Corp (a)	7,547	42		Nelnet Inc	10,399		247
Insight Enterprises Inc (a)	8,344	146		NewStar Financial Inc (a)	1,196		14
j2 Global Inc	648	21		Nicholas Financial Inc	727		9
Key Tronic Corp (a)	1,402	14		Ocwen Financial Corp (a)	39,753		1,090
Mentor Graphics Corp (a)	2,192	34		Piper Jaffray Cos (a)	10,698		272
Mercury Computer Systems Inc (a)	5,803	62		SeaCube Container Leasing Ltd	15,900		298
Netscout Systems Inc (a)	2,100	54		Stifel Financial Corp (a)	1,256		42
OCZ Technology Group Inc (a)	3,085	11		SWS Group Inc (a)	16,066		98
Quantum Corp (a)	11,418	18		Virtus Investment Partners Inc (a)	233		20
Radisys Corp (a)	6,948	25		Walter Investment Management Corp (a)	1,318		49
RealD Inc (a)	496	4		World Acceptance Corp (a)	5,500		371
Spansion Inc (a)	11,096	132					$4,197
STEC Inc (a)	2,875	19
Super Micro Computer Inc (a)	247	3		Electric - 4.03%
Sykes Enterprises Inc (a)	2,063	28		Allete Inc	2,300		96
				Ameresco Inc (a)	387		4
Unisys Corp (a)	7,055	147
				Atlantic Power Corp	4,653		70

See accompanying notes

Schedule of Investments
SmallCap Value Account I
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electric (continued)				Engineering & Construction (continued)
Avista Corp	3,685	$95		EMCOR Group Inc	18,937		$540
Black Hills Corp	1,967	70		Granite Construction Inc	1,970		57
CH Energy Group Inc	696	45		Layne Christensen Co (a)	959		19
Cleco Corp	11,015	462		Michael Baker Corp (a)	5,323		127
El Paso Electric Co	9,544	327		Tutor Perini Corp (a)	1,892		22
Empire District Electric Co/The	7,340	158		VSE Corp	4,109		100
GenOn Energy Inc (a)	35,456	90					$909
IDACORP Inc	13,821	598
MGE Energy Inc	3,694	196		Entertainment - 0.68%
				Bluegreen Corp (a)	1,168		7
NorthWestern Corp	9,985	362		Carmike Cinemas Inc (a)	14,084		158
Otter Tail Corp	1,499	36
PNM Resources Inc	4,960	104		Churchill Downs Inc	489		31
Portland General Electric Co	14,119	382		International Speedway Corp	1,517		43
				Isle of Capri Casinos Inc (a)	9,600		67
UIL Holdings Corp	5,231	188		Marriott Vacations Worldwide Corp (a)	1,417		51
Unitil Corp	632	17
UNS Energy Corp	11,345	475		National CineMedia Inc	6,390		105
				Pinnacle Entertainment Inc (a)	2,880		35
Westar Energy Inc	11,400	338		Scientific Games Corp (a)	2,599		21
		$4,113		Speedway Motorsports Inc	7,145		110
Electrical Components & Equipment - 0.68%				Vail Resorts Inc	1,070		62
Advanced Energy Industries Inc (a)	2,185	27					$690
Belden Inc	1,403	52
Encore Wire Corp	944	28		Environmental Control - 0.49%
EnerSys Inc (a)	11,260	397		Ceco Environmental Corp	2,600		25
				Darling International Inc (a)	13,172		241
Generac Holdings Inc	1,085	25		EnergySolutions Inc (a)	60,284		164
Littelfuse Inc	2,406	136		Heckmann Corp (a)	5,714		24
Power-One Inc (a)	3,481	19
				Metalico Inc (a)	2,700		7
Vicor Corp (a)	1,304	9
		$693		Met-Pro Corp	1,070		10
				Tetra Tech Inc (a)	612		16
Electronics - 1.41%				US Ecology Inc	557		12
American Science & Engineering Inc	377	25					$499
Bel Fuse Inc	762	14
Benchmark Electronics Inc (a)	3,054	47		Food - 0.95%
Brady Corp	2,553	75		Arden Group Inc	35		3
Checkpoint Systems Inc (a)	4,089	34		Cal-Maine Foods Inc	164		7
Coherent Inc (a)	872	40		Diamond Foods Inc	1,127		21
				Dole Food Co Inc (a)	12,105		170
CTS Corp	1,723	17
Cymer Inc (a)	1,156	59		Fresh Del Monte Produce Inc	1,985		51
Electro Scientific Industries Inc	1,861	23		Harris Teeter Supermarkets Inc	1,927		75
ESCO Technologies Inc	963	38		Ingles Markets Inc	986		16
				John B Sanfilippo & Son Inc (a)	2,548		33
FEI Co	3,327	178
GSI Group Inc (a)	9,901	88		Nash Finch Co	957		20
				Post Holdings Inc (a)	663		20
Kemet Corp (a)	3,659	16
				Seaboard Corp (a)	16		36
Methode Electronics Inc	1,784	17		Seneca Foods Corp (a)	733		22
Multi-Fineline Electronix Inc (a)	560	13
				Smart Balance Inc (a)	3,031		37
Newport Corp (a)	6,005	66
Park Electrochemical Corp	1,040	26		Snyders-Lance Inc	397		10
Plexus Corp (a)	1,023	31		Spartan Stores Inc	23,163		355
Rofin-Sinar Technologies Inc (a)	1,497	30		SUPERVALU Inc	4,205		10
				TreeHouse Foods Inc (a)	611		32
Rogers Corp (a)	530	23
Sanmina-SCI Corp (a)	37,240	316		Village Super Market Inc	681		25
Stoneridge Inc (a)	2,276	11		Weis Markets Inc	551		23
Sypris Solutions Inc	5,700	41					$966
TTM Technologies Inc (a)	12,689	119		Forest Products & Paper - 1.25%
Viasystems Group Inc (a)	194	3		Boise Inc	23,271		204
Vishay Precision Group Inc (a)	958	13		Buckeye Technologies Inc	16,918		542
Watts Water Technologies Inc	1,546	59		Clearwater Paper Corp (a)	384		16
Zygo Corp (a)	1,056	19		Domtar Corp	1,300		102
		$1,441		KapStone Paper and Packaging Corp (a)	2,050		46
Energy - Alternate Sources - 0.22%				Neenah Paper Inc	570		16
FutureFuel Corp	2,373	29		Orchids Paper Products Co	244		4
Green Plains Renewable Energy Inc (a)	24,033	141		PH Glatfelter Co	5,304		95
				Resolute Forest Products (a)	14,414		187
Renewable Energy Group Inc (a)	6,745	45
REX American Resources Corp (a)	532	9		Schweitzer-Mauduit International Inc	2,062		68
		$224					$1,280
Engineering & Construction - 0.89%				Gas - 2.16%
Aegion Corp (a)	1,553	30		Chesapeake Utilities Corp	2,057		97
Argan Inc	500	9		Laclede Group Inc/The	6,403		275
Dycom Industries Inc (a)	349	5		New Jersey Resources Corp	6,801		311
				Northwest Natural Gas Co	4,891		241

See accompanying notes

Schedule of Investments
SmallCap Value Account I
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Gas (continued)				Home Builders - 0.71%
Piedmont Natural Gas Co Inc	3,018	$98		Beazer Homes USA Inc (a)	5,655		$20
South Jersey Industries Inc	4,091	217		KB Home	7,335		105
Southwest Gas Corp	12,061	533		M/I Homes Inc (a)	866		17
WGL Holdings Inc	10,773	434		MDC Holdings Inc	7,174		276
		$2,206		Meritage Homes Corp (a)	989		37
				Ryland Group Inc/The	892		27
Hand & Machine Tools - 0.26%				Standard Pacific Corp (a)	31,892		216
Franklin Electric Co Inc	142	8		Winnebago Industries Inc (a)	1,713		22
Regal-Beloit Corp	3,600	254					$720
		$262
				Home Furnishings - 0.29%
Healthcare - Products - 1.13%				American Woodmark Corp (a)	639		13
Affymetrix Inc (a)	5,703	25
Alphatec Holdings Inc (a)	4,456	7		Bassett Furniture Industries Inc	890		11
ArthroCare Corp (a)	386	12		Ethan Allen Interiors Inc	267		6
				Flexsteel Industries Inc	366		8
Cantel Medical Corp	800	22		Hooker Furniture Corp	879		11
CONMED Corp	1,417	40		Kimball International Inc	5,216		64
CryoLife Inc	2,022	14		La-Z-Boy Inc (a)	1,923		28
Cynosure Inc (a)	390	10
				Sealy Corp (a)	4,074		9
Exactech Inc (a)	539	10
				TiVo Inc (a)	3,235		34
Greatbatch Inc (a)	13,664	332
				Universal Electronics Inc (a)	1,179		21
Hanger Inc (a)	1,742	50
				VOXX International Corp (a)	12,711		94
ICU Medical Inc (a)	93	6
Integra LifeSciences Holdings Corp (a)	7,631	314					$299
Invacare Corp	1,639	23		Housewares - 0.06%
Merit Medical Systems Inc (a)	2,041	30		Lifetime Brands Inc	4,912		59
Natus Medical Inc (a)	1,043	14
NuVasive Inc (a)	1,660	38
Orthofix International NV (a)	305	14		Insurance - 4.02%
Palomar Medical Technologies Inc (a)	1,493	14		Alterra Capital Holdings Ltd	11,025		263
Solta Medical Inc (a)	4,986	16		American Equity Investment Life Holding Co	41,898		487
				American Safety Insurance Holdings Ltd (a)	3,566		66
STERIS Corp	776	27		Amerisafe Inc (a)	11,252		306
SurModics Inc (a)	1,141	23
Symmetry Medical Inc (a)	2,039	20		Amtrust Financial Services Inc	8,427		216
Tornier NV (a)	369	7		Argo Group International Holdings Ltd	1,214		39
West Pharmaceutical Services Inc	636	34		Aspen Insurance Holdings Ltd	6,300		192
Wright Medical Group Inc (a)	1,954	43		Assured Guaranty Ltd	10,500		143
				Baldwin & Lyons Inc	741		18
Young Innovations Inc	284	11		Citizens Inc/TX (a)	2,089		22
		$1,156		CNO Financial Group Inc	83,042		801
Healthcare - Services - 2.19%				Crawford & Co	2,122		11
Almost Family Inc (a)	13,693	291		Donegal Group Inc	581		8
Amedisys Inc (a)	1,466	20		Eastern Insurance Holdings Inc	537		9
AMERIGROUP Corp (a)	2,800	256		EMC Insurance Group Inc	363		8
Amsurg Corp (a)	1,096	31		Employers Holdings Inc	1,558		29
Assisted Living Concepts Inc	3,800	29		Enstar Group Ltd (a)	388		39
Capital Senior Living Corp (a)	364	5		FBL Financial Group Inc	466		15
Ensign Group Inc/The	535	16		First American Financial Corp	5,461		118
Five Star Quality Care Inc (a)	68,138	349		Flagstone Reinsurance Holdings SA	2,105		18
Gentiva Health Services Inc (a)	1,563	18		Fortegra Financial Corp (a)	462		4
HealthSouth Corp (a)	762	18		Greenlight Capital Re Ltd (a)	1,124		28
Healthways Inc (a)	1,535	18		Hallmark Financial Services (a)	1,084		9
Kindred Healthcare Inc (a)	2,542	29		Hilltop Holdings Inc (a)	1,818		23
Magellan Health Services Inc (a)	1,426	74		Homeowners Choice Inc	467		11
Molina Healthcare Inc (a)	1,866	47		Horace Mann Educators Corp	2,858		51
National Healthcare Corp	489	23		Independence Holding Co	605		6
Select Medical Holdings Corp (a)	4,103	46		Infinity Property & Casualty Corp	627		38
Skilled Healthcare Group Inc (a)	37,312	240		Investors Title Co	100		7
Sun Healthcare Group Inc (a)	24,748	210		Kansas City Life Insurance Co	330		13
Sunrise Senior Living Inc (a)	919	13		Maiden Holdings Ltd	8,303		74
Triple-S Management Corp (a)	19,946	417		Meadowbrook Insurance Group Inc	11,786		91
Universal American Corp/NY (a)	1,948	18		Montpelier Re Holdings Ltd ADR	2,309		51
Vanguard Health Systems Inc (a)	414	5		National Interstate Corp	538		14
WellCare Health Plans Inc (a)	1,137	64		National Western Life Insurance Co	177		25
		$2,237		Navigators Group Inc/The (a)	466		23
				OneBeacon Insurance Group Ltd	1,760		24
Holding Companies - Diversified - 0.15%				Platinum Underwriters Holdings Ltd	1,654		68
Harbinger Group Inc (a)	2,136	18
National Bank Holdings Corp (a)	5,800	113		Presidential Life Corp	1,712		24
				Primerica Inc	2,483		71
Primoris Services Corp	1,780	23		ProAssurance Corp	900		81
		$154		Radian Group Inc	6,109		26
				RLI Corp	1,119		75

See accompanying notes

Schedule of Investments
SmallCap Value Account I
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Lodging - 0.10%
Safety Insurance Group Inc	641	$29		Ameristar Casinos Inc	349		$6
Selective Insurance Group Inc	8,620	164		Boyd Gaming Corp (a)	2,712		19
Stewart Information Services Corp	984	20		Gaylord Entertainment Co (a)	471		18
Symetra Financial Corp	13,687	168		Marcus Corp	1,589		18
Tower Group Inc	2,059	40		Monarch Casino & Resort Inc (a)	664		6
United Fire Group Inc	1,118	28		Orient-Express Hotels Ltd (a)	4,254		38
Universal Insurance Holdings Inc	1,355	5					$105
		$4,099		Machinery - Construction & Mining - 0.03%
Internet - 0.66%				Astec Industries Inc (a)	991		31
1-800-Flowers.com Inc (a)	1,919	7
Bankrate Inc (a)	445	7
Bazaarvoice Inc (a)	2,500	38		Machinery - Diversified - 1.76%
Blucora Inc (a)	1,718	31		Alamo Group Inc	564		19
DealerTrack Holdings Inc (a)	440	12		Albany International Corp	1,437		32
Envivio Inc (a)	5,300	12		Altra Holdings Inc	3,094		56
ePlus Inc (a)	284	11		Applied Industrial Technologies Inc	12,821		531
ExactTarget Inc (a)	1,600	39		Briggs & Stratton Corp	36,550		683
Global Sources Ltd (a)	1,308	9		Cascade Corp	1,027		56
				Columbus McKinnon Corp/NY (a)	1,575		24
ICG Group Inc (a)	1,576	16
				Flow International Corp (a)	3,045		11
Internap Network Services Corp (a)	2,136	15
IntraLinks Holdings Inc (a)	2,944	19		Global Power Equipment Group Inc	894		16
				Hurco Cos Inc (a)	509		12
Kayak Software Corp (a)	1,900	67
				Intermec Inc (a)	2,400		15
Keynote Systems Inc	1,279	18		Kadant Inc (a)	9,352		217
magicJack VocalTec Ltd (a)	377	9
PC-Tel Inc	1,502	11		NACCO Industries Inc	284		36
Perficient Inc (a)	596	7		Robbins & Myers Inc	1,398		83
Safeguard Scientifics Inc (a)	1,067	17					$1,791
Shutterfly Inc (a)	1,228	38		Media - 1.53%
Trulia Inc (a)	1,600	34		Belo Corp	3,226		25
United Online Inc	32,613	180		Courier Corp	9,508		116
ValueClick Inc (a)	1,669	29		Crown Media Holdings Inc (a)	1,727		3
VASCO Data Security International Inc (a)	1,260	12		Cumulus Media Inc (a)	4,575		13
WebMD Health Corp (a)	2,593	36		Daily Journal Corp (a)	79		7
		$674		Demand Media Inc (a)	20,922		228
				Dolan Co/The (a)	2,402		13
Investment Companies - 1.21%				Entercom Communications Corp (a)	43,009		295
Apollo Investment Corp	36,745	289		EW Scripps Co (a)	1,596		17
BlackRock Kelso Capital Corp	3,679	36		Fisher Communications Inc	474		17
Capital Southwest Corp	160	18		Journal Communications Inc (a)	26,880		140
Fifth Street Finance Corp	3,639	40		LIN TV Corp (a)	35,369		156
Gladstone Capital Corp	4,899	43		McClatchy Co/The (a)	4,317		10
Golub Capital BDC Inc	1,161	18		Meredith Corp	1,862		65
KCAP Financial Inc	7,061	65		New York Times Co/The (a)	7,029		69
Main Street Capital Corp	1,379	41		Nexstar Broadcasting Group Inc (a)	805		9
MCG Capital Corp	15,619	72		Saga Communications Inc (a)	268		11
Medallion Financial Corp	1,453	17		Salem Communications Corp	4,124		21
New Mountain Finance Corp	1,026	15		Scholastic Corp	1,369		43
NGP Capital Resources Co	1,748	13
PennantPark Investment Corp	2,816	30		Sinclair Broadcast Group Inc	27,222		305
Prospect Capital Corp	37,121	428					$1,563
Solar Capital Ltd	1,889	43		Metal Fabrication & Hardware - 1.22%
Solar Senior Capital Ltd	771	14		Ampco-Pittsburgh Corp	603		11
TICC Capital Corp	1,942	20		CIRCOR International Inc	739		28
Triangle Capital Corp	1,400	36		Dynamic Materials Corp	698		11
		$1,238		Eastern Co/The	504		10
				Kaydon Corp	1,610		36
Iron & Steel - 0.07%				LB Foster Co	6,619		214
AK Steel Holding Corp	4,240	20
Metals USA Holdings Corp (a)	708	10		Mueller Industries Inc	1,044		48
				NN Inc (a)	11,087		94
Schnitzer Steel Industries Inc	1,412	40		Northwest Pipe Co (a)	740		18
		$70		Rexnord Corp (a)	1,172		21
Leisure Products & Services - 0.11%				RTI International Metals Inc (a)	1,394		33
Black Diamond Inc (a)	1,699	15		Worthington Industries Inc	33,122		717
Callaway Golf Co	2,745	17					$1,241
Johnson Outdoors Inc (a)	373	8
Life Time Fitness Inc (a)	297	14		Mining - 1.32%
				Century Aluminum Co (a)	2,581		19
Marine Products Corp	397	2		Coeur d'Alene Mines Corp (a)	18,086		521
Town Sports International Holdings Inc (a)	1,300	16
WMS Industries Inc (a)	2,531	41		Globe Specialty Metals Inc	20,022		305
				Golden Star Resources Ltd (a)	11,027		22
		$113		Hecla Mining Co	13,088		86

See accompanying notes

Schedule of Investments
SmallCap Value Account I
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Mining (continued)				Oil & Gas (continued)
Horsehead Holding Corp (a)	2,175	$20		Synergy Resources Corp (a)	3,030		$13
Kaiser Aluminum Corp	1,079	63		Vaalco Energy Inc (a)	15,000		128
Materion Corp	941	22		Vantage Drilling Co (a)	13,804		25
McEwen Mining Inc (a)	9,046	42		W&T Offshore Inc	17,378		327
Revett Minerals Inc (a)	13,978	49		Warren Resources Inc (a)	4,662		14
Stillwater Mining Co (a)	5,310	63		Western Refining Inc	5,217		137
United States Lime & Minerals Inc (a)	9	—					$2,805
US Silica Holdings Inc (a)	10,300	140
		$1,352		Oil & Gas Services - 1.61%
				Basic Energy Services Inc (a)	1,643		18
Miscellaneous Manufacturing - 1.60%				Bolt Technology Corp	699		10
Actuant Corp	12,621	361		C&J Energy Services Inc (a)	16,205		323
American Railcar Industries Inc (a)	746	21		Cal Dive International Inc (a)	9,400		14
AO Smith Corp	1,496	86		Dawson Geophysical Co (a)	646		16
Barnes Group Inc	2,787	70		Exterran Holdings Inc (a)	3,204		65
Ceradyne Inc	3,474	85		Forbes Energy Services Ltd (a)	1,202		4
Chase Corp	479	9		Forum Energy Technologies Inc (a)	10,300		251
EnPro Industries Inc (a)	12,379	446		Gulf Island Fabrication Inc	759		21
Fabrinet (a)	1,792	21		Helix Energy Solutions Group Inc (a)	25,168		460
Federal Signal Corp (a)	2,583	16		Hornbeck Offshore Services Inc (a)	1,822		67
FreightCar America Inc	4,444	79		Key Energy Services Inc (a)	7,847		55
GP Strategies Corp (a)	3,510	68		Matrix Service Co (a)	1,735		18
Handy & Harman Ltd (a)	391	6		Mitcham Industries Inc (a)	430		7
Koppers Holdings Inc	1,700	59		Natural Gas Services Group Inc (a)	941		14
LSB Industries Inc (a)	648	28		Newpark Resources Inc (a)	4,737		35
Lydall Inc (a)	1,342	19		Pioneer Energy Services Corp (a)	2,533		20
Movado Group Inc	878	30		RPC Inc	5,239		62
NL Industries Inc	535	6		Superior Energy Services Inc (a)	6,176		127
Park-Ohio Holdings Corp (a)	1,485	32		Tesco Corp (a)	2,399		26
Proto Labs Inc (a)	900	30		Tetra Technologies Inc (a)	4,133		25
Standex International Corp	2,006	90					$1,638
STR Holdings Inc (a)	12,500	39
Tredegar Corp	1,252	22		Packaging & Containers - 0.49%
				Graphic Packaging Holding Co (a)	34,226		199
Trimas Corp (a)	206	5
		$1,628		Rock-Tenn Co	4,100		296
				UFP Technologies Inc (a)	447		8
Office Furnishings - 0.12%							$503
HNI Corp	200	5
Knoll Inc	6,288	88		Pharmaceuticals - 0.91%
				Achillion Pharmaceuticals Inc (a)	1,400		15
Steelcase Inc	3,469	34		Alkermes PLC (a)	11,400		237
		$127		BioScrip Inc (a)	2,523		23
Oil & Gas - 2.75%				Hi-Tech Pharmacal Co Inc (a)	535		18
Adams Resources & Energy Inc	171	5		Idenix Pharmaceuticals Inc (a)	705		3
Alon USA Energy Inc	202	3		Impax Laboratories Inc (a)	6,800		176
Berry Petroleum Co	3,800	154		Lannett Co Inc (a)	878		4
Bill Barrett Corp (a)	2,483	62		Nature's Sunshine Products Inc	361		6
Bonanza Creek Energy Inc (a)	2,300	54		Nektar Therapeutics (a)	2,625		28
Callon Petroleum Co (a)	3,115	19		Nutraceutical International Corp (a)	748		12
Clayton Williams Energy Inc (a)	435	23		Par Pharmaceutical Cos Inc (a)	5,007		250
Comstock Resources Inc (a)	2,356	43		PharMerica Corp (a)	1,405		18
Contango Oil & Gas Co (a)	86	4		Progenics Pharmaceuticals Inc (a)	6,800		19
Crimson Exploration Inc (a)	1,726	7		Targacept Inc (a)	2,149		10
CVR Energy Inc (a)	11,832	435		ViroPharma Inc (a)	3,600		109
Delek US Holdings Inc	897	23					$928
Energy XXI Bermuda Ltd	8,214	287
EPL Oil & Gas Inc (a)	21,618	439		Pipelines - 0.08%
Forest Oil Corp (a)	6,120	52		Crosstex Energy Inc	325		5
				SemGroup Corp (a)	2,202		81
Gulfport Energy Corp (a)	1,920	60
Hercules Offshore Inc (a)	8,180	40					$86
Magnum Hunter Resources Corp (a)	4,382	19		Private Equity - 0.25%
McMoRan Exploration Co (a)	4,675	55		American Capital Ltd (a)	14,000		159
Midstates Petroleum Co Inc (a)	1,052	9		Fidus Investment Corp	3,268		55
Parker Drilling Co (a)	5,945	25		Gladstone Investment Corp	1,711		13
PDC Energy Inc (a)	1,544	49		Hercules Technology Growth Capital Inc	2,533		28
Penn Virginia Corp	2,100	13					$255
Petroquest Energy Inc (a)	2,602	17
Quicksilver Resources Inc (a)	6,102	25		Publicly Traded Investment Fund - 0.01%
Resolute Energy Corp (a)	2,507	22		THL Credit Inc	969		14
Rex Energy Corp (a)	2,228	30
Stone Energy Corp (a)	5,570	140
Swift Energy Co (a)	2,259	47

See accompanying notes

Schedule of Investments
SmallCap Value Account I
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Real Estate - 0.07%					REITS (continued)
Forestar Group Inc (a)	1,582		$26		Pennsylvania Real Estate Investment Trust	30,733		$488
HFF Inc (a)	390		6		PennyMac Mortgage Investment Trust	2,705		63
Kennedy-Wilson Holdings Inc	1,984		28		Potlatch Corp	851		32
Sovran Self Storage Inc	207		12		PS Business Parks Inc	256		17
			$72		Ramco-Gershenson Properties Trust	9,188		115
					Redwood Trust Inc	23,848		345
REITS - 11.65%					Resource Capital Corp	3,444		20
AG Mortgage Investment Trust Inc	1,042		25		Retail Opportunity Investments Corp	2,692		35
Agree Realty Corp	903		23		RLJ Lodging Trust	6,105		115
American Assets Trust Inc	1,891		51		Sabra Health Care REIT Inc	2,108		42
American Campus Communities Inc	9,300		408		Select Income REIT	749		18
American Capital Mortgage Investment Corp	2,062		52		STAG Industrial Inc	1,362		22
American Realty Capital Trust Inc	7,284		85		Starwood Property Trust Inc	6,630		154
Anworth Mortgage Asset Corp	99,080		674		Sun Communities Inc	3,400		150
Apollo Commercial Real Estate Finance Inc	1,625		28		Sunstone Hotel Investors Inc (a)	7,779		86
Apollo Residential Mortgage Inc	999		22		Two Harbors Investment Corp	12,839		151
ARMOUR Residential REIT Inc	13,663		105		UMH Properties Inc	849		10
Ashford Hospitality Trust Inc	36,464		306		Urstadt Biddle Properties Inc	445		9
Associated Estates Realty Corp	1,340		20		Washington Real Estate Investment Trust	2,084		56
Campus Crest Communities Inc	1,769		19		Whitestone REIT	636		8
CapLease Inc	34,265		177		Winthrop Realty Trust	9,961		107
Capstead Mortgage Corp	56,601		764					$11,885
Cedar Realty Trust Inc	37,260		197
Chesapeake Lodging Trust	12,219		243		Retail - 4.54%
Colonial Properties Trust	5,014		106		Asbury Automotive Group Inc (a)	259		7
Colony Financial Inc	1,723		34		Biglari Holdings Inc (a)	55		20
Coresite Realty Corp	13,800		372		Bloomin' Brands Inc (a)	3,400		56
Cousins Properties Inc	4,778		38		Bob Evans Farms Inc	1,330		52
CreXus Investment Corp	3,084		33		Brown Shoe Co Inc	13,562		217
CubeSmart	5,660		73		Cabela's Inc (a)	12,452		681
CYS Investments Inc	30,557		431		Cash America International Inc	2,999		116
DCT Industrial Trust Inc	58,053		375		Children's Place Retail Stores Inc/The (a)	798		48
DiamondRock Hospitality Co	38,490		371		Conn's Inc (a)	26,915		594
DuPont Fabros Technology Inc	1,491		38		Cracker Barrel Old Country Store Inc	5,700		383
Dynex Capital Inc	3,054		33		Del Frisco's Restaurant Group Inc (a)	3,800		57
EastGroup Properties Inc	1,146		61		Denny's Corp (a)	2,042		10
Education Realty Trust Inc	6,363		69		Destination Maternity Corp	610		11
Entertainment Properties Trust	6,036		268		Dillard's Inc	3,200		231
Equity One Inc	3,093		65		Ezcorp Inc (a)	790		18
Excel Trust Inc	1,677		19		Fifth & Pacific Cos Inc (a)	4,704		60
Extra Space Storage Inc	3,800		126		Finish Line Inc/The	1,856		42
FelCor Lodging Trust Inc (a)	28,200		134		Five Below Inc (a)	2,600		102
First Industrial Realty Trust Inc (a)	49,582		652		Fred's Inc	1,974		28
First Potomac Realty Trust	2,606		34		Frisch's Restaurants Inc	254		5
Franklin Street Properties Corp	3,340		37		Group 1 Automotive Inc	1,187		71
Getty Realty Corp	4,376		78		hhgregg Inc (a)	1,275		9
Glimcher Realty Trust	1,128		12		Jack in the Box Inc (a)	689		19
Government Properties Income Trust	1,703		40		Jos A Bank Clothiers Inc (a)	161		8
Healthcare Realty Trust Inc	4,441		102		Kirkland's Inc (a)	1,253		12
Hersha Hospitality Trust	9,783		48		Krispy Kreme Doughnuts Inc (a)	3,139		25
Highwoods Properties Inc	907		30		Lithia Motors Inc	1,091		36
Home Properties Inc	1,100		67		Luby's Inc (a)	1,471		10
Hudson Pacific Properties Inc	2,041		38		Men's Wearhouse Inc	2,187		75
Inland Real Estate Corp	2,353		19		Office Depot Inc (a)	14,316		37
Invesco Mortgage Capital Inc	8,915		179		OfficeMax Inc	58,162		455
Investors Real Estate Trust	3,935		33		Pantry Inc/The (a)	21,691		316
iStar Financial Inc (a)	3,998		33		Papa John's International Inc (a)	400		21
Kite Realty Group Trust	12,700		65		PC Connection Inc	724		8
LaSalle Hotel Properties	7,204		192		Penske Automotive Group Inc	1,664		50
Lexington Realty Trust	54,035		522		Pep Boys-Manny Moe & Jack/The	2,702		28
LTC Properties Inc	8,623		275		Red Robin Gourmet Burgers Inc (a)	663		22
Medical Properties Trust Inc	7,671		80		Regis Corp	2,910		53
MFA Financial Inc	33,537		285		Rite Aid Corp (a)	26,936		32
Mission West Properties Inc	1,370		12		Ruby Tuesday Inc (a)	3,281		24
Monmouth Real Estate Investment Corp	1,815		20		Rush Enterprises Inc - Class A (a)	1,611		31
National Retail Properties Inc	5,800		177		Ruth's Hospitality Group Inc (a)	25,600		163
NorthStar Realty Finance Corp	6,112		39		Saks Inc (a)	5,909		61
Omega Healthcare Investors Inc	23,500		534		Shoe Carnival Inc	753		18
One Liberty Properties Inc	926		17		Sonic Automotive Inc	2,073		39
Parkway Properties Inc/Md	22,500		301		Sonic Corp (a)	958		10
Pebblebrook Hotel Trust	3,264		76		Stage Stores Inc	1,597		34

See accompanying notes

Schedule of Investments
SmallCap Value Account I
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Semiconductors (continued)
Steinway Musical Instruments Inc (a)	544	$13		LTX-Credence Corp (a)	36,600		$210
Susser Holdings Corp (a)	522	19		MEMC Electronic Materials Inc (a)	8,241		23
Systemax Inc (a)	762	9		Mindspeed Technologies Inc (a)	26,900		93
Tuesday Morning Corp (a)	13,706	89		MKS Instruments Inc	8,043		205
West Marine Inc (a)	1,055	11		Nanometrics Inc (a)	1,575		22
World Fuel Services Corp	2,400	85		OmniVision Technologies Inc (a)	2,735		38
		$4,631		Peregrine Semiconductor Corp (a)	13,500		229
				Pericom Semiconductor Corp (a)	1,740		15
Savings & Loans - 1.27%				Photronics Inc (a)	14,794		79
Astoria Financial Corp	4,225	42		PMC - Sierra Inc (a)	10,500		59
B of I Holding Inc (a)	3,346	87
				QLogic Corp (a)	3,825		44
BankFinancial Corp	5,700	50		Rambus Inc (a)	4,700		26
Berkshire Hills Bancorp Inc	3,778	87		Richardson Electronics Ltd/United States	1,114		13
Brookline Bancorp Inc	3,517	31		Rudolph Technologies Inc (a)	5,166		54
Cape Bancorp Inc (a)	889	8
				Semtech Corp (a)	2,700		68
Clifton Savings Bancorp Inc	576	6		Skyworks Solutions Inc (a)	3,000		71
Dime Community Bancshares Inc	4,843	70		Supertex Inc (a)	854		15
ESB Financial Corp	929	13		Tessera Technologies Inc	2,565		35
ESSA Bancorp Inc	710	7		TriQuint Semiconductor Inc (a)	7,741		39
First Defiance Financial Corp	727	13		Ultra Clean Holdings (a)	9,298		53
First Financial Holdings Inc	5,300	69		Veeco Instruments Inc (a)	1,501		45
First Niagara Financial Group Inc	13,046	106					$3,745
Flushing Financial Corp	5,598	88
Fox Chase Bancorp Inc	1,002	16		Software - 2.72%
Heritage Financial Group Inc	613	8		Accelrys Inc (a)	2,754		24
Hingham Institution for Savings	95	6		Actuate Corp (a)	238		2
Home Bancorp Inc (a)	557	10		Acxiom Corp (a)	4,058		74
HomeStreet Inc (a)	2,241	85		Aspen Technology Inc (a)	5,927		153
Investors Bancorp Inc	1,693	31		Audience Inc (a)	3,500		22
NASB Financial Inc (a)	341	8		Avid Technology Inc (a)	2,318		22
Northwest Bancshares Inc	4,485	55		Bottomline Technologies Inc (a)	1,291		32
OceanFirst Financial Corp	4,073	60		CSG Systems International Inc (a)	6,319		142
Oritani Financial Corp	1,533	23		Demandware Inc (a)	2,200		70
Peoples Federal Bancshares Inc	496	9		Digi International Inc (a)	7,099		72
Provident Financial Holdings Inc	791	11		Digital River Inc (a)	1,889		31
Provident Financial Services Inc	8,736	138		Ebix Inc	727		17
Provident New York Bancorp	2,105	20		Eloqua Inc (a)	6,800		134
Rockville Financial Inc	1,495	18		EPIQ Systems Inc	5,231		70
SI Financial Group Inc	859	10		Guidewire Software Inc (a)	1,300		40
Territorial Bancorp Inc	872	20		Infoblox Inc (a)	3,300		77
United Financial Bancorp Inc	1,265	18		JDA Software Group Inc (a)	11,267		358
Westfield Financial Inc	2,156	16		Mantech International Corp/VA	6,138		147
WSFS Financial Corp	1,401	58		MedAssets Inc (a)	33,801		602
		$1,297		Omnicell Inc (a)	1,535		21
				Pervasive Software Inc (a)	995		9
Semiconductors - 3.67%				Progress Software Corp (a)	3,261		70
Aeroflex Holding Corp (a)	1,611	11
				Proofpoint Inc (a)	800		12
Alpha & Omega Semiconductor Ltd (a)	1,099	9
				Quest Software Inc (a)	5,100		143
Amkor Technology Inc (a)	71,340	314
				SS&C Technologies Holdings Inc (a)	1,248		31
Applied Micro Circuits Corp (a)	2,845	14
				SYNNEX Corp (a)	12,172		397
ATMI Inc (a)	1,498	28
AXT Inc (a)	2,635	9					$2,772
Brooks Automation Inc	12,119	98		Storage & Warehousing - 0.19%
Ceva Inc (a)	461	7		Mobile Mini Inc (a)	1,989		33
Cohu Inc	1,798	17		Wesco Aircraft Holdings Inc (a)	11,911		163
Diodes Inc (a)	1,853	31					$196
DSP Group Inc (a)	5,300	31
Emulex Corp (a)	4,421	32		Supranational Bank - 0.12%
Entegris Inc (a)	21,175	172		Banco Latinoamericano de Comercio Exterior	5,427		120
Entropic Communications Inc (a)	4,617	27		SA
First Solar Inc (a)	23,958	531
FSI International Inc (a)	3,177	20		Telecommunications - 2.18%
GSI Technology Inc (a)	1,508	7		Anaren Inc (a)	953		19
GT Advanced Technologies Inc (a)	104,966	572		Anixter International Inc	2,375		136
Integrated Device Technology Inc (a)	7,465	44		Arris Group Inc (a)	25,540		327
Integrated Silicon Solution Inc (a)	11,902	110		Aviat Networks Inc (a)	11,200		27
Intermolecular Inc (a)	5,300	38		Black Box Corp	8,710		222
International Rectifier Corp (a)	3,178	53		Calix Inc (a)	2,086		13
Intersil Corp	6,625	58		Cbeyond Inc (a)	2,066		20
IXYS Corp (a)	5,200	52		Ciena Corp (a)	1,274		17
Lattice Semiconductor Corp (a)	6,190	24		Cincinnati Bell Inc (a)	7,047		40

See accompanying notes

Schedule of Investments
SmallCap Value Account I
September 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Telecommunications (continued)				Water (continued)
Comtech Telecommunications Corp	4,837	$134		PICO Holdings Inc (a)	999		$23
Consolidated Communications Holdings Inc	13,638	235					$226
EarthLink Inc	5,336	38		TOTAL COMMON STOCKS			$97,633
Finisar Corp (a)	4,205	60			Maturity
GeoEye Inc (a)	695	18		REPURCHASE AGREEMENTS - 3.10%	Amount (000's)	Value	(000	's)
Globecomm Systems Inc (a)	505	6
Harmonic Inc (a)	6,169	28		Banks- 3.10%
Hawaiian Telcom Holdco Inc (a)	835	15		Investment in Joint Trading Account; Credit	$810		$810
Iridium Communications Inc (a)	1,910	14		Suisse Repurchase Agreement; 0.18%
Loral Space & Communications Inc	52	4		dated 09/28/2012 maturing 10/01/2012
Netgear Inc (a)	1,089	41		(collateralized by US Government
Neutral Tandem Inc (a)	1,783	17		Securities; $826,522; 3.50% - 10.63%;
Oplink Communications Inc (a)	3,754	62		dated 08/15/15 - 08/15/40)
Plantronics Inc	5,701	202		Investment in Joint Trading Account; Deutsche	567		568
Preformed Line Products Co	170	9		Bank Repurchase Agreement; 0.20% dated
Premiere Global Services Inc (a)	27,070	253		09/28/2012 maturing 10/01/2012
RF Micro Devices Inc (a)	12,401	49		(collateralized by US Government
Shenandoah Telecommunications Co	1,214	21		Securities; $578,565; 0.00% - 7.50%; dated
Sonus Networks Inc (a)	8,306	16		11/30/12 - 01/01/48)
Symmetricom Inc (a)	8,260	58		Investment in Joint Trading Account; JP	851		851
TeleNav Inc (a)	1,353	8		Morgan Repurchase Agreement; 0.18%
Tellabs Inc	18,993	67		dated 09/28/2012 maturing 10/01/2012
Tessco Technologies Inc	215	5		(collateralized by US Government
USA Mobility Inc	1,788	21		Securities; $867,849; 4.38% - 11.25%;
Vonage Holdings Corp (a)	8,121	18		dated 02/15/15 - 11/15/39)
		$2,220		Investment in Joint Trading Account; Merrill	932		931
				Lynch Repurchase Agreement; 0.13%
Textiles - 0.09%				dated 09/28/2012 maturing 10/01/2012
Culp Inc	710	9		(collateralized by US Government
G&K Services Inc	957	30		Securities; $950,500; 0.00% - 5.50%; dated
UniFirst Corp/MA	768	51		11/30/12 - 07/15/36)
		$90					$3,160
Toys, Games & Hobbies - 0.18%				TOTAL REPURCHASE AGREEMENTS			$3,160
Jakks Pacific Inc	12,304	179		Total Investments			$100,793
				Other Assets in Excess of Liabilities, Net - 1.23%			$1,254
				TOTAL NET ASSETS - 100.00%			$102,047
Transportation - 0.84%
Air Transport Services Group Inc (a)	4,301	19
Arkansas Best Corp	2,056	16		(a) Non-Income Producing Security
Atlas Air Worldwide Holdings Inc (a)	2,015	104
Bristow Group Inc	1,885	95
CAI International Inc (a)	610	12
Gulfmark Offshore Inc (a)	7,607	252		Portfolio Summary (unaudited)
Heartland Express Inc	883	12		Sector			Percent
Knightsbridge Tankers Ltd	1,720	11		Financial			37 .17%
Marten Transport Ltd	1,263	22		Industrial			12 .07%
Nordic American Tankers Ltd	2,361	24		Consumer, Non-cyclical			11 .50%
PHI Inc (a)	620	19		Consumer, Cyclical			10 .23%
Quality Distribution Inc (a)	9,900	92		Technology			7.68%
Roadrunner Transportation Systems Inc (a)	642	10		Utilities			6.41%
Saia Inc (a)	1,059	21		Energy			5.07%
Ship Finance International Ltd	2,207	35		Communications			4.39%
Swift Transportation Co (a)	8,900	77		Basic Materials			3.98%
Universal Truckload Services Inc	1,230	20		Diversified			0.15%
Werner Enterprises Inc	496	11		Government			0.12%
		$852		Other Assets in Excess of Liabilities, Net			1.23%
				TOTAL NET ASSETS			100.00%
Trucking & Leasing - 0.37%
Amerco Inc	3,031	322
Greenbrier Cos Inc (a)	1,544	25
TAL International Group Inc	757	26
Willis Lease Finance Corp (a)	443	5
		$378

Water - 0.22%
American States Water Co	2,357	105
Artesian Resources Corp	1,300	30
California Water Service Group	3,161	59
Consolidated Water Co Ltd	1,100	9

See accompanying notes

Schedule of Investments SmallCap Value Account I September 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2012	Long	53	$4,516	$4,422	$(94)
Total					$(94)
All dollar amounts are shown in thousands (000's)

See accompanying notes

	Unrealized	Unrealized	Net Unrealized Appreciation	Cost for federal income tax
	Appreciation	(Depreciation)	(Depreciation)	purposes
Asset Allocation Account	$3,348	$(1,476)	$1,872	$55,364
Balanced Account	5,840	(591)	5,249	47,318
Bond & Mortgage Securities Account	15,388	(2,945)	12,443	349,729
Bond Market Index Account	8,223	(462)	7,761	646,768
Diversified Balanced Account	39,247	(813)	38,434	484,118
Diversified Growth Account	97,477	(3,403)	94,074	1,007,372
Diversified Income Account	247	(15)	232	17,197
Diversified International Account	54,904	(11,603)	43,301	403,556
Equity Income Account	149,037	(8,264)	140,773	479,242
Government & High Quality Bond Account	22,716	(1,689)	21,027	424,344
Income Account	28,718	(1,280)	27,438	268,514
International Emerging Markets Account	16,791	(7,778)	9,013	135,778
LargeCap Blend Account II	27,382	(4,041)	23,341	139,978
LargeCap Growth Account	53,189	(2,262)	50,927	159,894
LargeCap Growth Account I	62,808	(6,142)	56,666	191,126
LargeCap S&P 500 Index Account	150,712	(36,955)	113,757	719,201
LargeCap Value Account	29,764	(1,532)	28,232	195,534
MidCap Blend Account	143,021	(15,120)	127,901	447,438
Money Market Account	—	—	—	303,456
Principal Capital Appreciation Account	54,187	(2,847)	51,340	104,967
Principal LifeTime 2010 Account	4,478	(1,987)	2,491	44,792
Principal LifeTime 2020 Account	22,874	(12,069)	10,805	194,970
Principal LifeTime 2030 Account	14,526	(3,415)	11,111	79,345
Principal LifeTime 2040 Account	3,080	(1,555)	1,525	23,991
Principal LifeTime 2050 Account	1,987	(1,030)	957	14,563
Principal LifeTime Strategic Income Account	2,724	(536)	2,188	29,763
Real Estate Securities Account	28,763	(969)	27,794	107,082
SAM Balanced Portfolio	147,244	(3,110)	144,134	775,622
SAM Conservative Balanced Portfolio	24,283	(64)	24,219	183,039
SAM Conservative Growth Portfolio	35,412	(2,752)	32,660	197,967
SAM Flexible Income Portfolio	22,677	(71)	22,606	205,610
SAM Strategic Growth Portfolio	24,937	(2,379)	22,558	140,199
Short-Term Income Account	6,560	(457)	6,103	251,894
SmallCap Blend Account	9,232	(1,512)	7,720	40,853
SmallCap Growth Account II	10,632	(2,338)	8,294	45,615
SmallCap Value Account I	15,611	(4,517)	11,094	89,699

All dollar amounts are shown in thousands (000's)

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Income Account, and Diversified Growth Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, MidCap Blend Account, MidCap Stock Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I “known as the Accounts” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are reflected in the account’s net asset value. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

		Fair Value at
Fund	Asset Type	09/30/12	Valuation Technique	Unobservable input
Government &			Estimate based on indicative
High Quality			bids from single or multiple	Judgmental assessments of
Bond Account	Bonds	5,216	brokers	liquidity

			Estimate based on indicative
			bids from single or multiple
			brokers, estimate based on	Judgmental assessments of
Income Account	Bonds	2,069	current market transactions	liquidity
	Senior Floating
	Rate Interests	1,125	Purchase Price	N/A
		3,194

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3 and the table below includes transfers to Level 2 from Level 1 at September 30, 2012 because of the use of “fair value” pricing for international securities.

Asset Allocation Account	$4,082,342
Diversified International Account	$247,572,673
International Emerging Markets Account	$66,405,377

The following is a summary of the inputs used as of September 30, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Asset Allocation Account
Bonds	$—	$11,539	$369	$11,908
Common Stocks
Basic Materials	426	462	—	888
Communications	2,114	438	—	2,552
Consumer, Cyclical	1,922	376	—	2,298
Consumer, Non-cyclical	3,967	880	—	4,847
Diversified	—	145	—	145
Energy	1,887	491	—	2,378
Exchange Traded Funds	333	—	—	333
Financial	2,657	1,385	—	4,042
Industrial	1,704	69	—	1,773
Technology	2,496	116	—	2,612
Utilities	668	342	—	1,010
Municipal Bonds	—	208	—	208
Preferred Stocks
Communications	—	3	—	3
Consumer, Cyclical	—	33	—	33
Repurchase Agreements	—	3,804	—	3,804
U.S. Government & Government Agency Obligations	—	18,402	—	18,402
Total investments in securities $	18,174	$38,693	$369	$57,236
Assets
Commodity Contracts**
Futures	$33	$—	$—	$33
Equity Contracts**
Futures	$73	$—	$—	$73
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$78	$—	$78
Interest Rate Contracts**
Futures	$24	$—	$—	$24
Liabilities
Commodity Contracts**
Futures	$(3)	$—	$—	$(3)
Equity Contracts**
Futures	$(158)	$—	$—	$(158)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(21)	$—	$(21)
Interest Rate Contracts**
Futures	$(27)	$—	$—	$(27)

Balanced Account
Bonds	$—	$9,795	$22	$9,817
Common Stocks
Basic Materials	1,476	—	—	1,476
Communications	3,378	—	—	3,378
Consumer, Cyclical	3,804	—	—	3,804
Consumer, Non-cyclical	5,912	—	—	5,912
Diversified	38	—	—	38
Energy	3,842	—	—	3,842
Exchange Traded Funds	61	—	—	61
Financial	5,307	—	—	5,307
Industrial	2,887	—	—	2,887
Technology	4,719	—	—	4,719
Utilities	784	—	—	784
Repurchase Agreements	—	1,190	—	1,190
U.S. Government & Government Agency Obligations	—	9,352	—	9,352
Total investments in securities $	32,208	$20,337	$22	$52,567

Bond & Mortgage Securities Account
Bonds	$—	$185,047	$860	$185,907
Common Stocks
Technology	—	—	—	—
Repurchase Agreements	—	14,941	—	14,941
Senior Floating Rate Interests	—	5,508	—	5,508
U.S. Government & Government Agency Obligations	—	155,816	—	155,816
Total investments in securities $	—	$361,312	$860	$362,172
Assets
Interest Rate Contracts**
Interest Rate Swaps	$—	$6	$—	$6
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(497)	$—	$(497)
Interest Rate Contracts**
Interest Rate Swaps	$—	$(3)	$—	$(3)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond Market Index Account
Bonds		$—	$209,918	$—	$209,918
Municipal Bonds		—	6,818	—	6,818
U.S. Government & Government Agency Obligations		—	437,793	—	437,793
	Total investments in securities $	—	$654,529	$—	$654,529

Diversified Balanced Account
Investment Companies		$522,552	$—	$—	$522,552
	Total investments in securities $	522,552	$—	$—	$522,552

Diversified Growth Account
Investment Companies		$1,101,446	$—	$—	$1,101,446
	Total investments in securities $	1,101,446	$—	$—	$1,101,446

Diversified Income Account
Investment Companies		$17,429	$—	$—	$17,429
	Total investments in securities $	17,429	$—	$—	$17,429

Diversified International Account
Common Stocks
Basic Materials		$15,500	$33,757	$—	$49,257
Communications		2,814	28,339	—	31,153
Consumer, Cyclical		6,633	47,364	—	53,997
Consumer, Non-cyclical		5,413	59,309	15	64,737
Diversified		314	1,951	—	2,265
Energy		12,604	35,551	—	48,155
Financial		18,541	91,019	—	109,560
Industrial		5,888	38,187	—	44,075
Technology		—	20,026	—	20,026
Utilities		156	11,168	—	11,324
Preferred Stocks
Basic Materials		—	1,860	—	1,860
Consumer, Cyclical		—	3,301	—	3,301
Consumer, Non-cyclical		—	1,814	—	1,814
Financial		—	2,718	—	2,718
Repurchase Agreements		—	2,615	—	2,615
	Total investments in securities $	67,863	$378,979	$15	$446,857

Equity Income Account
Common Stocks*		$609,091	$—	$—	$609,091
Repurchase Agreements		—	10,924	—	10,924
	Total investments in securities $	609,091	$10,924	$—	$620,015

Government & High Quality Bond Account
Bonds		$—	$126,576	$5,216	$131,792
Repurchase Agreements		—	9,921	—	9,921
U.S. Government & Government Agency Obligations		—	303,658	—	303,658
	Total investments in securities $	—	$440,155	$5,216	$445,371

Income Account
Bonds		$—	$204,894	$2,069	$206,963
Common Stocks*		—	—	—	—
Convertible Bonds		—	883	—	883
Repurchase Agreements		—	6,983	—	6,983
Senior Floating Rate Interests		—	4,331	1,125	5,456
U.S. Government & Government Agency Obligations		—	75,667	—	75,667
	Total investments in securities $	—	$292,758	$3,194	$295,952

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Emerging Markets Account
Common Stocks
Basic Materials		$7,212	$8,030	$—	$15,242
Communications		4,185	8,338	—	12,523
Consumer, Cyclical		1,093	12,892	—	13,985
Consumer, Non-cyclical		7,897	3,766	22	11,685
Diversified		838	2,892	—	3,730
Energy		9,510	9,069	—	18,579
Financial		7,212	25,651	—	32,863
Industrial		1,303	11,804	—	13,107
Technology		443	14,115	—	14,558
Utilities		—	1,615	—	1,615
Preferred Stocks
Basic Materials		—	2,875	—	2,875
Consumer, Cyclical		—	336	—	336
Financial		—	3,236	—	3,236
Repurchase Agreements		—	457	—	457
	Total investments in securities $	39,693	$105,076	$22	$144,791

LargeCap Blend Account II
Common Stocks*		$158,310	$—	$—	$158,310
Repurchase Agreements		—	5,009	—	5,009
	Total investments in securities $	158,310	$5,009	$—	$163,319
Liabilities
Equity Contracts**
Futures		$(72)	$—	$—	$(72)

LargeCap Growth Account
Common Stocks*		$202,656	$—	$—	$202,656
Repurchase Agreements		—	8,165	—	8,165
	Total investments in securities $	202,656	$8,165	$—	$210,821

LargeCap Growth Account I
Common Stocks*		$244,682	$—	$—	$244,682
Repurchase Agreements		—	3,110	—	3,110
	Total investments in securities $	244,682	$3,110	$—	$247,792
Liabilities
Equity Contracts**
Futures		$(47)	$—	$—	$(47)

LargeCap S&P 500 Index Account
Common Stocks*		$815,390	$—	$—	$815,390
Repurchase Agreements		—	17,568	—	17,568
	Total investments in securities $	815,390	$17,568	$—	$832,958
Liabilities
Equity Contracts**
Futures		$(234)	$—	$—	$(234)

LargeCap Value Account
Common Stocks*		$222,567	$—	$—	$222,567
Repurchase Agreements		—	1,199	—	1,199
	Total investments in securities $	222,567	$1,199	$—	$223,766
Liabilities
Equity Contracts**
Futures		$(15)	$—	$—	$(15)

MidCap Blend Account
Common Stocks
Basic Materials		$19,509	$—	$—	$19,509
Communications		114,598	—	—	114,598
Consumer, Cyclical		80,309	—	—	80,309
Consumer, Non-cyclical		88,650	3,323	—	91,973
Diversified		8,382	—	—	8,382
Energy		46,962	—	—	46,962
Financial		151,691	—	—	151,691
Industrial		28,839	—	—	28,839
Technology		23,018	—	—	23,018
Utilities		10,058	—	—	10,058
	Total investments in securities $	572,016	$3,323	$—	$575,339

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Money Market Account
Bonds		$—	$32,528	$—	$32,528
Certificate of Deposit		—	1,400	—	1,400
Commercial Paper		—	204,853	—	204,853
Investment Companies		12,090	—	—	12,090
Municipal Bonds		—	27,585	—	27,585
Repurchase Agreements		—	25,000	—	25,000
	Total investments in securities $	12,090	$291,366	$—	$303,456

Principal Capital Appreciation Account
Common Stocks*		$153,417	$—	$—	$153,417
Repurchase Agreements		—	2,890	—	2,890
	Total investments in securities $	153,417	$2,890	$—	$156,307

Principal LifeTime 2010 Account
Investment Companies		$47,283	$—	$—	$47,283
	Total investments in securities $	47,283	$—	$—	$47,283

Principal LifeTime 2020 Account
Investment Companies		$205,775	$—	$—	$205,775
	Total investments in securities $	205,775	$—	$—	$205,775

Principal LifeTime 2030 Account
Investment Companies		$90,456	$—	$—	$90,456
	Total investments in securities $	90,456	$—	$—	$90,456

Principal LifeTime 2040 Account
Investment Companies		$25,516	$—	$—	$25,516
	Total investments in securities $	25,516	$—	$—	$25,516

Principal LifeTime 2050 Account
Investment Companies		$15,520	$—	$—	$15,520
	Total investments in securities $	15,520	$—	$—	$15,520

Principal LifeTime Strategic Income Account
Investment Companies		$31,951	$—	$—	$31,951
	Total investments in securities $	31,951	$—	$—	$31,951

Real Estate Securities Account
Common Stocks*		$134,213	$—	$—	$134,213
Repurchase Agreements		—	663	—	663
	Total investments in securities $	134,213	$663	$—	$134,876

SAM Balanced Portfolio
Investment Companies		$919,756	$—	$—	$919,756
	Total investments in securities $	919,756	$—	$—	$919,756

SAM Conservative Balanced Portfolio
Investment Companies		$207,258	$—	$—	$207,258
	Total investments in securities $	207,258	$—	$—	$207,258

SAM Conservative Growth Portfolio
Investment Companies		$230,627	$—	$—	$230,627
	Total investments in securities $	230,627	$—	$—	$230,627

SAM Flexible Income Portfolio
Investment Companies		$228,216	$—	$—	$228,216
	Total investments in securities $	228,216	$—	$—	$228,216

SAM Strategic Growth Portfolio
Investment Companies		$162,757	$—	$—	$162,757
	Total investments in securities $	162,757	$—	$—	$162,757

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Short-Term Income Account
Bonds		$—	$249,810	$968	$250,778
Municipal Bonds		—	600	—	600
Repurchase Agreements		—	5,323	—	5,323
U.S. Government & Government Agency Obligations		—	1,296	—	1,296
	Total investments in securities $	—	$257,029	$968	$257,997
Liabilities
Interest Rate Contracts**
Futures		$(103)	$—	$—	$(103)

SmallCap Blend Account
Common Stocks*		$47,302	$—	$—	$47,302
Repurchase Agreements		—	1,271	—	1,271
	Total investments in securities $	47,302	$1,271	$—	$48,573
Liabilities
Equity Contracts**
Futures		$(11)	$—	$—	$(11)

SmallCap Growth Account II
Common Stocks*		$52,395	$—	$—	$52,395
Repurchase Agreements		—	1,514	—	1,514
	Total investments in securities $	52,395	$1,514	$—	$53,909
Liabilities
Equity Contracts**
Futures		$(43)	$—	$—	$(43)

SmallCap Value Account I
Common Stocks*		$97,633	$—	$—	$97,633
Repurchase Agreements		—	3,160	—	3,160
	Total investments in securities $	97,633	$3,160	$—	$100,793
Liabilities
Equity Contracts**
Futures		$(94)	$—	$—	$(94)

*For additional detail regarding sector classifications, please see the Schedules of Investments

**Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation (depreciation) of the instrument.

			Accrued								Net Change in Unrealized
	Value		Discounts/Premiums						Transfers	Value	Appreciation/(Depreciation) on
	December 31,	Realized	and Change in			Proceeds	Transfers		Out of Level	September	Investments Held at September
Account	2011	Gain/(Loss)	Unrealized Gain/(Loss)		Purchases	from Sales	into Level 3*		3 **	30, 2012	30, 2012
Government & High Quality Bond Account
Bonds	$3,323	$-		$88	$-	$(217	) $	2,022	$-	$5,216	$84
Total	$3,323	$-		$88	$-	$(217	) $	2,022	$-	$5,216	$84
Income Account
Bonds	$1,400	$115		$(98)	$3,047	$(2,395	) $	-	$-	$2,069	$(6)
Common Stocks
Energy	150		-	-	-	-		-	(150)	-	$-
Senior Floating Rate
Interests	364		-	-	1,125	-		-	(364)	1,125	-
Total	$1,914	$115		$(98)	$4,172	$(2,395	) $	-	$(514)	$3,194	$(6)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances where a security is illiquid
4. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances where a security is no longer illiquid
4. Instances in which a price becomes available from a pricing service

The Account’s schedules of investments as of September 30, 2012 have not been audited. This report is provided for the general information of the Account’s shareholders. For more information regarding the Account and its holdings, please see the Account’s prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 11/19/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 11/19/2012

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 11/19/2012